================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                  Date of reporting period: January 31, 2014

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                               January 31, 2014
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series..........................................   2
   The DFA International Value Series.......................................   9
   The Japanese Small Company Series........................................  22
   The Asia Pacific Small Company Series....................................  51
   The United Kingdom Small Company Series..................................  71
   The Continental Small Company Series.....................................  80
   The Canadian Small Company Series........................................ 106
   The Emerging Markets Series.............................................. 116
   The Emerging Markets Small Cap Series.................................... 139
   The Tax-Managed U.S. Marketwide Value Series............................. 202
   The DFA Short Term Investment Fund....................................... 228

NOTES TO SCHEDULES OF INVESTMENTS
   Organization............................................................. 234
   Security Valuation....................................................... 234
   Financial Instruments.................................................... 235
   Federal Tax Cost......................................................... 235
   Recently Issued Accounting Standards..................................... 236
   Other.................................................................... 236
   Subsequent Event Evaluations............................................. 237

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

  SCHEDULES OF INVESTMENTS
  -----------------------

  Investment Abbreviations

     ADR      American Depositary Receipt
     AG       Aktiengesellschaft (German & Swiss Stock Corporation)
     GNMA     Government National Mortgage Association
     GDR      Global Depositary Receipt
     LLC      Limited Liability Company
     P.L.C.   Public Limited Company

  Investment Footnotes
     +        See Security Valuation Note within the Notes to Schedules of
              Investments.
     ++       Securities have generally been fair valued. See Security
              Valuation Note within the Notes to Schedules of Investments.
     *        Non-Income Producing Securities.
     #        Total or Partial Securities on Loan.
     @        Security purchased with cash proceeds from Securities on Loan.
     ^^       See Federal Tax Cost Note within the Notes to Schedules of
              Investments.
     (o)      Security is being fair valued as of January 31, 2014.
     --       Amounts designated as -- are either zero or rounded to zero.
     (S)      Affiliated Fund.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                       --------- --------------
 COMMON STOCKS -- (96.4%)
 Consumer Discretionary -- (12.4%)
     Best Buy Co., Inc................................    18,980 $      446,789
 #   Carnival Corp.................................... 2,381,323     93,324,048
     CBS Corp. Class A................................     7,236        424,536
     Comcast Corp. Class A............................ 9,873,756    537,626,014
     Comcast Corp. Special Class A.................... 3,813,064    199,613,900
     Dillard's, Inc. Class A..........................   112,692      9,838,012
 #   DR Horton, Inc...................................   379,593      8,912,844
 #   GameStop Corp. Class A...........................   598,147     20,977,015
 *   General Motors Co................................ 3,716,863    134,104,417
     Graham Holdings Co. Class B......................    32,261     20,197,322
 #*  Hyatt Hotels Corp. Class A.......................    26,622      1,272,265
 #   Kohl's Corp......................................   582,719     29,503,063
     Lear Corp........................................    57,952      4,191,668
 #   Lennar Corp. Class A.............................   203,031      8,153,725
     Lennar Corp. Class B.............................     4,312        141,175
 *   Liberty Interactive Corp. Class A................ 2,560,957     68,403,161
 *   Liberty Media Corp. Class A......................   156,789     20,631,865
 *   Liberty Ventures Series A........................   122,067     14,159,772
 *   MGM Resorts International........................ 2,389,018     58,196,479
 *   Mohawk Industries, Inc...........................   286,453     40,727,888
 *   News Corp. Class A...............................   290,667      4,639,045
 #*  News Corp. Class B...............................    31,823        496,757
     PVH Corp.........................................    66,339      8,018,395
     Royal Caribbean Cruises, Ltd..................... 1,051,952     52,176,819
 #*  Sears Holdings Corp..............................   530,007     19,276,355
     Service Corp. International/US...................   219,283      3,881,309
 #   Staples, Inc..................................... 1,585,772     20,868,760
     Time Warner Cable, Inc........................... 1,876,119    250,030,379
     Time Warner, Inc................................. 5,052,904    317,473,958
 *   Toll Brothers, Inc...............................   329,804     12,120,297
                                                                 --------------
 Total Consumer Discretionary.........................            1,959,828,032
                                                                 --------------
 Consumer Staples -- (7.2%)
     Archer-Daniels-Midland Co........................ 3,189,248    125,911,511
     Beam, Inc........................................    61,513      5,124,033
     Bunge, Ltd.......................................   553,069     41,900,507
 *   Constellation Brands, Inc. Class A...............   462,850     35,486,709
     CVS Caremark Corp................................ 6,986,047    473,095,103
     JM Smucker Co. (The).............................   538,740     51,929,149
     Molson Coors Brewing Co. Class B.................   763,563     40,193,956
     Mondelez International, Inc. Class A............. 9,192,261    301,046,548
     Safeway, Inc.....................................   196,076      6,125,414
 #   Tyson Foods, Inc. Class A........................ 1,426,374     53,346,388
                                                                 --------------
 Total Consumer Staples...............................            1,134,159,318
                                                                 --------------
 Energy -- (20.2%)
     Anadarko Petroleum Corp.......................... 2,644,697    213,400,601
     Apache Corp...................................... 1,895,772    152,154,661
 *   Atwood Oceanics, Inc.............................     4,143        196,378
     Baker Hughes, Inc................................ 1,938,026    109,769,793
 #   Chesapeake Energy Corp........................... 3,250,749     87,477,656

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
    Chevron Corp.....................................  4,777,474 $  533,309,423
    Cimarex Energy Co................................     44,015      4,312,590
    ConocoPhillips...................................  6,993,622    454,235,749
#*  Denbury Resources, Inc...........................  1,413,859     22,720,714
    Devon Energy Corp................................  1,721,246    101,932,188
    Exxon Mobil Corp.................................    875,163     80,655,022
#   Helmerich & Payne, Inc...........................    515,834     45,414,025
    Hess Corp........................................  1,628,606    122,943,467
#   HollyFrontier Corp...............................    308,950     14,304,385
    Marathon Oil Corp................................  3,640,872    119,384,193
    Marathon Petroleum Corp..........................  1,752,484    152,553,732
#   Murphy Oil Corp..................................    728,510     41,240,951
    Nabors Industries, Ltd...........................  1,355,841     23,157,764
    National Oilwell Varco, Inc......................  2,077,248    155,814,372
#*  Newfield Exploration Co..........................     17,702        438,479
    Noble Corp. P.L.C................................    721,779     22,396,802
    Occidental Petroleum Corp........................  1,717,664    150,415,836
    Patterson-UTI Energy, Inc........................    732,485     18,817,540
#   Peabody Energy Corp..............................    307,711      5,246,473
    Phillips 66......................................  2,926,797    213,919,593
    Pioneer Natural Resources Co.....................    103,767     17,569,828
    QEP Resources, Inc...............................    458,418     14,160,532
*   Rowan Cos. P.L.C. Class A........................    580,491     18,210,003
    Superior Energy Services, Inc....................     56,288      1,330,648
#   Tesoro Corp......................................    605,336     31,186,911
    Tidewater, Inc...................................    212,162     11,000,600
#   Transocean, Ltd..................................  1,340,027     57,996,369
    Valero Energy Corp...............................  2,806,975    143,436,422
*   Weatherford International, Ltd...................  2,050,273     27,760,696
*   Whiting Petroleum Corp...........................    192,852     11,258,700
#*  WPX Energy, Inc..................................     50,407        960,253
                                                                 --------------
Total Energy.........................................             3,181,083,349
                                                                 --------------
Financials -- (23.6%)
*   Alleghany Corp...................................      1,128        419,988
    Allied World Assurance Co. Holdings AG...........    185,434     19,084,867
#*  American Capital, Ltd............................    802,500     12,527,025
    American Financial Group, Inc....................    487,279     26,761,363
    American International Group, Inc................  8,251,823    395,757,431
    American National Insurance Co...................     70,315      7,312,760
#   Assurant, Inc....................................    386,198     25,238,039
    Assured Guaranty, Ltd............................     76,092      1,609,346
    Axis Capital Holdings, Ltd.......................    578,662     26,051,363
    Bank of America Corp............................. 33,701,355    564,497,696
    Bank of New York Mellon Corp. (The)..............  3,895,992    124,515,904
    Capital One Financial Corp.......................  2,096,624    148,042,621
    Citigroup, Inc................................... 10,849,341    514,584,244
    CME Group, Inc...................................  1,618,207    120,977,155
    CNA Financial Corp...............................    498,971     19,599,581
*   E*TRADE Financial Corp...........................     85,792      1,717,556
    Everest Re Group, Ltd............................    157,323     22,774,077
    First Niagara Financial Group, Inc...............    116,209      1,004,046
*   Genworth Financial, Inc. Class A.................  2,374,310     35,021,073

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
 Financials -- (Continued)
     Goldman Sachs Group, Inc. (The)..................   242,612 $   39,817,481
     Hartford Financial Services Group, Inc........... 2,198,817     73,110,665
     Hudson City Bancorp, Inc.........................    71,664        647,843
     JPMorgan Chase & Co.............................. 5,857,562    324,274,632
     KeyCorp..........................................    74,798        954,422
 #   Legg Mason, Inc..................................   641,854     27,182,517
     Leucadia National Corp...........................   133,480      3,648,008
     Lincoln National Corp............................ 1,407,216     67,588,584
     Loews Corp....................................... 2,035,540     90,764,729
     MetLife, Inc..................................... 4,901,364    240,411,904
     Morgan Stanley................................... 7,994,954    235,931,093
     NASDAQ OMX Group, Inc. (The).....................   801,702     30,584,931
     Old Republic International Corp..................   632,434      9,878,619
     PartnerRe, Ltd...................................   193,939     19,038,992
 #   People's United Financial, Inc...................   138,880      1,973,485
     PNC Financial Services Group, Inc. (The).........   146,166     11,675,740
     Principal Financial Group, Inc...................    21,520        937,626
     Protective Life Corp.............................     7,158        350,814
     Prudential Financial, Inc........................ 1,944,464    164,093,317
     Regions Financial Corp........................... 5,807,266     59,059,895
     Reinsurance Group of America, Inc................   357,106     26,665,105
     SunTrust Banks, Inc.............................. 2,600,602     96,274,286
     Unum Group....................................... 1,374,339     44,253,716
     Validus Holdings, Ltd............................   167,263      6,008,087
     Wells Fargo & Co.................................   502,796     22,796,771
     XL Group P.L.C................................... 1,434,888     41,238,681
 #   Zions BanCorp....................................   754,482     21,691,358
                                                                 --------------
 Total Financials.....................................            3,728,349,436
                                                                 --------------
 Health Care -- (8.3%)
     Aetna, Inc....................................... 2,009,110    137,282,486
 *   Bio-Rad Laboratories, Inc. Class A...............     1,222        155,341
 *   Boston Scientific Corp........................... 6,629,529     89,697,527
 *   CareFusion Corp..................................   907,569     37,001,588
 *   Community Health Systems, Inc....................    12,853        532,243
 *   Express Scripts Holding Co....................... 3,072,578    229,490,851
 *   Forest Laboratories, Inc.........................   383,681     25,438,050
 #*  Hologic, Inc..................................... 1,211,606     25,879,904
     Humana, Inc......................................   707,042     68,795,187
     Omnicare, Inc....................................   556,064     34,731,758
     Pfizer, Inc...................................... 8,797,068    267,430,867
     Teleflex, Inc....................................    91,713      8,588,005
     Thermo Fisher Scientific, Inc.................... 1,947,634    224,250,579
     UnitedHealth Group, Inc..........................   188,064     13,593,266
     WellPoint, Inc................................... 1,818,071    156,354,106
                                                                 --------------
 Total Health Care....................................            1,319,221,758
                                                                 --------------
 Industrials -- (10.6%)
 #   ADT Corp. (The)..................................   686,732     20,629,429
     AGCO Corp........................................   279,803     14,921,894
 *   Avis Budget Group, Inc...........................    40,352      1,521,674
 #*  CNH Industrial NV................................    25,391        267,621

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
 Industrials -- (Continued)
     CSX Corp......................................... 5,604,703 $  150,822,558
     Eaton Corp. P.L.C................................ 2,274,522    166,244,813
 *   Engility Holdings, Inc...........................    41,094      1,574,311
     FedEx Corp.......................................   759,707    101,284,137
     General Electric Co.............................. 8,158,741    205,029,161
 *   Genesee & Wyoming, Inc. Class A..................     9,796        884,971
 *   Hertz Global Holdings, Inc....................... 1,017,021     26,462,886
 *   Jacobs Engineering Group, Inc....................   175,921     10,680,164
 #   Joy Global, Inc..................................     1,805         95,286
     KBR, Inc.........................................    76,803      2,403,934
 #   Kennametal, Inc..................................    20,362        882,489
     L-3 Communications Holdings, Inc.................   407,736     45,287,238
     Manpowergroup, Inc...............................    17,135      1,334,817
     Norfolk Southern Corp............................ 1,681,939    155,730,732
     Northrop Grumman Corp............................ 1,364,645    157,684,730
     Oshkosh Corp.....................................    23,615      1,278,516
 *   Owens Corning....................................   579,048     22,090,681
     Pentair, Ltd.....................................   496,227     36,884,553
 *   Quanta Services, Inc.............................   554,686     17,289,563
     Regal-Beloit Corp................................     6,550        485,290
     Republic Services, Inc........................... 1,137,501     36,434,157
     Ryder System, Inc................................    10,373        738,454
     Southwest Airlines Co............................ 3,905,821     81,826,950
     SPX Corp.........................................    22,870      2,277,166
     Stanley Black & Decker, Inc......................   596,088     46,137,211
     Trinity Industries, Inc..........................    53,080      3,090,848
     Triumph Group, Inc...............................    82,311      5,631,719
     Union Pacific Corp............................... 1,891,022    329,491,673
 #*  United Rentals, Inc..............................    73,167      5,922,137
     URS Corp.........................................   378,541     19,002,758
 #*  WESCO International, Inc.........................    13,913      1,154,222
                                                                 --------------
 Total Industrials....................................            1,673,478,743
                                                                 --------------
 Information Technology -- (6.3%)
     Activision Blizzard, Inc......................... 2,620,144     44,883,067
     Amdocs, Ltd......................................    17,878        773,402
 *   Arrow Electronics, Inc...........................   568,882     29,229,157
     Avnet, Inc.......................................   711,362     29,215,637
 *   Brocade Communications Systems, Inc..............    35,425        330,870
     Cisco Systems, Inc...............................   750,863     16,451,408
     Computer Sciences Corp...........................    13,000        785,330
     Corning, Inc..................................... 5,762,032     99,164,571
     Fidelity National Information Services, Inc...... 1,308,765     66,354,385
 #*  First Solar, Inc.................................   154,302      7,804,595
     Hewlett-Packard Co............................... 9,619,949    278,978,521
 *   Ingram Micro, Inc. Class A.......................   725,997     18,164,445
     Intel Corp....................................... 1,469,856     36,070,266
     Jabil Circuit, Inc...............................    21,310        382,941
 *   Juniper Networks, Inc............................   922,663     24,552,062
 *   Lam Research Corp................................   325,184     16,457,562
 #   Leidos Holdings, Inc.............................    43,538      1,974,013
     Marvell Technology Group, Ltd....................   398,733      5,953,084
 *   Micron Technology, Inc........................... 3,654,213     84,193,068

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                         SHARES      VALUE+
                                                       ---------- ------------
 Information Technology -- (Continued)
 #   NVIDIA Corp......................................    629,521 $  9,883,480
     Western Digital Corp.............................    564,843   48,672,521
     Xerox Corp.......................................  5,691,007   61,747,426
 *   Yahoo!, Inc......................................  3,234,433  116,504,277
                                                                  ------------
 Total Information Technology.........................             998,526,088
                                                                  ------------
 Materials -- (3.4%)
 #   Alcoa, Inc.......................................  5,353,379   61,617,392
     Allegheny Technologies, Inc......................     22,063      693,661
     Ashland, Inc.....................................    376,837   34,974,242
 #   Cliffs Natural Resources, Inc....................     52,611    1,016,444
     Freeport-McMoRan Copper & Gold, Inc..............  4,647,012  150,609,659
     International Paper Co...........................  2,043,676   97,565,092
     MeadWestvaco Corp................................    841,379   30,348,541
     Mosaic Co. (The).................................    407,332   18,191,447
     Newmont Mining Corp..............................    381,443    8,239,169
     Nucor Corp.......................................    710,746   34,364,569
     Reliance Steel & Aluminum Co.....................    359,269   25,130,867
     Rock Tenn Co. Class A............................    104,397   10,594,208
     Sealed Air Corp..................................    244,806    7,635,499
     Steel Dynamics, Inc..............................    893,527   14,743,195
 #   United States Steel Corp.........................     89,096    2,326,297
 #   Vulcan Materials Co..............................    576,239   35,571,233
                                                                  ------------
 Total Materials......................................             533,621,515
                                                                  ------------
 Real Estate Investment Trusts -- (0.1%)
 #   Gaming and Leisure Properties, Inc...............    271,268    9,413,000
                                                                  ------------
 Telecommunication Services -- (4.0%)
     AT&T, Inc........................................ 14,636,343  487,682,949
 #   CenturyLink, Inc.................................  2,353,137   67,911,534
 #   Frontier Communications Corp.....................  1,883,329    8,851,646
 #*  Sprint Corp......................................  2,491,629   20,605,772
 #   T-Mobile US, Inc.................................    726,568   22,211,184
     Telephone & Data Systems, Inc....................    216,662    5,854,207
 #   United States Cellular Corp......................    261,250   11,570,762
 #   Windstream Holdings, Inc.........................    216,757    1,621,342
                                                                  ------------
 Total Telecommunication Services.....................             626,309,396
                                                                  ------------
 Utilities -- (0.3%)
     NRG Energy, Inc..................................  1,581,268   44,038,314

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES        VALUE+
                                                     ---------- ---------------
Utilities -- (Continued)
   UGI Corp.........................................     61,277 $     2,658,809
                                                                ---------------
Total Utilities.....................................                 46,697,123
                                                                ---------------
TOTAL COMMON STOCKS.................................             15,210,687,758
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   State Street Institutional Liquid Reserves,
     0.060%......................................... 61,027,097      61,027,097
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@ DFA Short Term Investment Fund                  43,158,816     499,347,500
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%).......................
  (Cost $10,358,583,912)^^..........................            $15,771,062,355
                                                                ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                  --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary........ $ 1,959,828,032           --   --    $ 1,959,828,032
   Consumer Staples..............   1,134,159,318           --   --      1,134,159,318
   Energy........................   3,181,083,349           --   --      3,181,083,349
   Financials....................   3,728,349,436           --   --      3,728,349,436
   Health Care...................   1,319,221,758           --   --      1,319,221,758
   Industrials...................   1,673,478,743           --   --      1,673,478,743
   Information Technology........     998,526,088           --   --        998,526,088
   Materials.....................     533,621,515           --   --        533,621,515
   Real Estate Investment Trusts.       9,413,000           --   --          9,413,000
   Telecommunication Services....     626,309,396           --   --        626,309,396
   Utilities.....................      46,697,123           --   --         46,697,123
Temporary Cash Investments.......      61,027,097           --   --         61,027,097
Securities Lending Collateral....              -- $499,347,500   --        499,347,500
                                  --------------- ------------   --    ---------------
TOTAL............................ $15,271,714,855 $499,347,500   --    $15,771,062,355
                                  =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- ------------
  COMMON STOCKS -- (93.7%)
  AUSTRALIA -- (4.5%)
  *   Alumina, Ltd..................................... 4,595,906 $  5,097,177
  *   Alumina, Ltd. Sponsored ADR......................   172,484      753,755
      Asciano, Ltd..................................... 3,368,255   16,530,950
      Bank of Queensland, Ltd..........................   683,233    6,813,556
  #   Bendigo and Adelaide Bank, Ltd...................   989,346   10,040,322
  *   BlueScope Steel, Ltd.............................   855,334    4,040,618
  #   Boral, Ltd....................................... 1,960,080    8,140,680
      Caltex Australia, Ltd............................    18,966      321,139
      Downer EDI, Ltd..................................   337,397    1,453,518
      Echo Entertainment Group, Ltd.................... 1,832,302    3,786,358
      GrainCorp, Ltd. Class A..........................   367,914    2,444,501
  #   Harvey Norman Holdings, Ltd...................... 1,068,950    2,800,074
      Incitec Pivot, Ltd............................... 4,514,071   11,275,963
  #   Leighton Holdings, Ltd...........................    88,621    1,273,673
      Lend Lease Group.................................   869,454    8,009,142
      Macquarie Group, Ltd.............................   712,976   33,634,117
  #   Metcash, Ltd.....................................   397,225    1,048,233
      National Australia Bank, Ltd.....................   178,885    5,200,472
  #   New Hope Corp., Ltd..............................    69,375      212,385
      Newcrest Mining, Ltd............................. 1,061,347    8,754,200
      Origin Energy, Ltd............................... 2,782,880   34,008,778
      OZ Minerals, Ltd.................................     1,790        5,490
      Primary Health Care, Ltd.........................   701,130    3,045,624
  #*  Qantas Airways, Ltd.............................. 3,249,999    3,112,025
      QBE Insurance Group, Ltd.........................   512,165    5,145,108
  #   Rio Tinto, Ltd...................................   120,548    6,849,790
      Santos, Ltd...................................... 3,631,487   42,429,553
  #   Seven Group Holdings, Ltd........................   361,999    2,458,769
      Seven West Media, Ltd............................    46,084       88,250
  #*  Sims Metal Management, Ltd.......................   209,772    1,904,455
  *   Sims Metal Management, Ltd. Sponsored ADR........   124,013    1,118,597
      Suncorp Group, Ltd............................... 3,736,013   39,714,994
      Sydney Airport...................................   735,198    2,535,582
      Tabcorp Holdings, Ltd............................ 1,985,875    5,999,497
      Tatts Group, Ltd................................. 3,806,611    9,950,851
  #   Toll Holdings, Ltd............................... 2,048,602   10,004,706
      Treasury Wine Estates, Ltd....................... 1,372,955    4,391,736
      Washington H Soul Pattinson & Co., Ltd...........    87,756    1,160,223
      Wesfarmers, Ltd.................................. 2,721,452   99,854,686
      Woodside Petroleum, Ltd..........................   345,731   11,307,054
      WorleyParsons, Ltd...............................    38,859      559,710
                                                                  ------------
  TOTAL AUSTRALIA......................................            417,276,311
                                                                  ------------
  AUSTRIA -- (0.2%)
      Erste Group Bank AG..............................   372,952   13,531,698
      OMV AG...........................................    28,060    1,214,098
      Raiffeisen Bank International AG.................    57,158    2,191,673
                                                                  ------------
  TOTAL AUSTRIA........................................             16,937,469
                                                                  ------------
  BELGIUM -- (1.2%)
      Ageas............................................   508,017   21,799,865

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  BELGIUM -- (Continued)
      Belgacom SA......................................    93,033 $  2,655,746
      D'ieteren SA.....................................     1,857       88,983
  #   Delhaize Group SA................................   235,124   15,101,633
      Delhaize Group SA Sponsored ADR..................    52,900    3,384,542
      KBC Groep NV.....................................   421,681   24,870,823
      Solvay SA........................................   180,191   25,158,595
  #   UCB SA...........................................   292,847   20,707,124
                                                                  ------------
  TOTAL BELGIUM........................................            113,767,311
                                                                  ------------
  CANADA -- (8.5%)
      Bank of Montreal.................................    28,824    1,760,570
      Barrick Gold Corp................................ 1,587,831   30,613,382
  #   Bell Aliant, Inc.................................    62,911    1,451,119
  #*  BlackBerry, Ltd.(09228F103)......................   477,288    4,510,372
  #*  BlackBerry, Ltd.(BCBHZ31)........................   435,600    4,126,222
  #   Bonavista Energy Corp............................    21,712      286,179
      Cameco Corp.(13321L108)..........................   112,600    2,389,372
  #   Cameco Corp.(2166160)............................   506,586   10,766,232
      Canadian Natural Resources, Ltd.(136385101)......   600,503   19,666,473
  #   Canadian Natural Resources, Ltd.(2171573)........ 1,849,320   60,639,431
  #   Canadian Tire Corp., Ltd. Class A................   221,271   18,887,752
  #   Crescent Point Energy Corp.......................   310,489   10,738,529
  #   Eldorado Gold Corp.(2307873).....................   175,726    1,117,073
      Eldorado Gold Corp.(284902103)...................   109,318      691,983
      Empire Co., Ltd..................................    65,500    4,180,826
  #   Enerplus Corp....................................   401,965    7,275,972
      Ensign Energy Services, Inc......................   452,198    6,678,929
      Fairfax Financial Holdings, Ltd..................    54,622   21,019,968
  #   First Quantum Minerals, Ltd......................   830,011   14,852,629
  #   Genworth MI Canada, Inc..........................    84,524    2,527,941
  #   George Weston, Ltd...............................    34,410    2,396,573
      Goldcorp, Inc.(380956409)........................    23,874      594,224
      Goldcorp, Inc.(2676302).......................... 1,686,234   42,074,472
  #   Husky Energy, Inc................................   839,318   24,936,505
      IAMGOLD Corp.(450913108).........................   573,940    2,094,881
      IAMGOLD Corp.(2446646)...........................   231,424      849,853
      Industrial Alliance Insurance & Financial
        Services, Inc..................................   168,485    6,706,119
      Kinross Gold Corp................................ 3,045,457   13,972,871
  #   Loblaw Cos., Ltd.................................   221,495    8,555,524
  #*  Lundin Mining Corp...............................   737,610    3,225,285
      Magna International, Inc.........................   583,936   49,598,515
      Manulife Financial Corp.......................... 4,133,200   76,262,411
  #*  MEG Energy Corp..................................    52,780    1,462,912
  *   New Gold, Inc....................................    25,030      143,606
  #*  Osisko Mining Corp...............................     6,000       35,986
  #   Pacific Rubiales Energy Corp.....................   388,126    5,899,864
  #   Pan American Silver Corp.(697900108).............   118,576    1,494,058
      Pan American Silver Corp.(2669272)...............   131,923    1,660,660
  #   Pengrowth Energy Corp............................   699,668    4,523,106
  #   Penn West Petroleum, Ltd......................... 1,034,275    7,735,588
  #   Precision Drilling Corp..........................   706,616    6,325,442
  #   Sun Life Financial, Inc.......................... 1,292,577   42,627,478
      Suncor Energy, Inc............................... 3,750,370  123,210,809

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  CANADA -- (Continued)
      Talisman Energy, Inc............................. 2,444,889 $ 26,320,286
      Teck Resources, Ltd. Class A.....................     4,115      104,043
  #   Teck Resources, Ltd. Class B..................... 1,483,730   35,702,773
  #   Thomson Reuters Corp............................. 1,464,798   52,844,520
  #   TransAlta Corp...................................   603,481    7,943,463
  #   Trican Well Service, Ltd.........................     6,065       69,431
  *   Turquoise Hill Resources, Ltd.(900435108)........   127,382      447,111
  #*  Turquoise Hill Resources, Ltd.(B7WJ1F5)..........   273,116      956,366
      West Fraser Timber Co., Ltd......................    50,666    2,601,651
      Westjet Airlines, Ltd............................     1,000       22,653
      Yamana Gold, Inc................................. 1,425,140   13,346,092
                                                                  ------------
  TOTAL CANADA.........................................            790,926,085
                                                                  ------------
  DENMARK -- (1.6%)
      AP Moeller - Maersk A.S. Class A.................       900    9,633,847
      AP Moeller - Maersk A.S. Class B.................     3,855   43,074,725
      Carlsberg A.S. Class B...........................   334,440   32,655,021
  *   Danske Bank A.S.................................. 1,629,867   36,863,235
  #   FLSmidth & Co. A.S...............................    23,118    1,234,159
      H Lundbeck A.S...................................   135,698    3,364,977
      Rockwool International A.S. Class B..............     1,188      215,394
      TDC A.S.......................................... 1,314,132   12,363,270
  *   Vestas Wind Systems A.S..........................   169,081    5,596,007
                                                                  ------------
  TOTAL DENMARK........................................            145,000,635
                                                                  ------------
  FINLAND -- (0.9%)
      Fortum Oyj.......................................   437,633    9,404,906
      Kesko Oyj Class A................................       662       24,513
  #   Kesko Oyj Class B................................   138,917    5,119,508
  #   Neste Oil Oyj....................................   110,779    1,977,447
  *   Nokia Oyj........................................ 4,254,629   29,445,501
      Stora Enso Oyj Class R........................... 1,455,180   13,581,589
      Stora Enso Oyj Sponsored ADR.....................    91,500      849,120
      UPM-Kymmene Oyj.................................. 1,403,467   21,496,383
      UPM-Kymmene Oyj Sponsored ADR....................    69,300    1,056,825
                                                                  ------------
  TOTAL FINLAND........................................             82,955,792
                                                                  ------------
  FRANCE -- (9.7%)
      AXA SA........................................... 4,004,754  105,048,486
      AXA SA Sponsored ADR.............................   140,900    3,707,079
      BNP Paribas SA................................... 1,975,744  152,537,490
  *   Bollore SA(BDGTH22)..............................        99       51,139
      Bollore SA(4572709)..............................    22,197   11,964,643
      Bouygues SA......................................   311,487   11,905,631
      Cap Gemini SA....................................   318,818   21,687,259
      Casino Guichard Perrachon SA.....................   142,758   14,714,055
  *   CGG SA...........................................   304,853    4,528,412
  #*  CGG SA Sponsored ADR.............................   141,089    2,086,706
      Cie de St-Gobain................................. 1,078,023   56,534,226
      Cie Generale des Etablissements Michelin.........   197,851   20,812,006
      CNP Assurances...................................   345,489    6,759,741
  *   Credit Agricole SA............................... 2,838,495   38,087,522

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  FRANCE -- (Continued)
      Eiffage SA.......................................    31,691 $  1,839,904
      Electricite de France SA.........................   498,285   16,915,038
      Eramet...........................................     1,190      113,437
      GDF Suez......................................... 3,247,971   71,693,986
      Groupe Eurotunnel SA.............................   643,407    7,093,781
      Lafarge SA.......................................   505,082   36,203,130
      Lagardere SCA....................................   221,491    7,818,604
      Natixis.......................................... 2,034,211   11,932,964
      Orange........................................... 3,875,091   47,970,643
  #*  Peugeot SA.......................................   124,117    1,904,638
      Renault SA.......................................   555,941   48,294,038
      Rexel SA.........................................   267,968    6,881,462
      SCOR SE..........................................    72,412    2,345,892
      Societe Generale SA.............................. 1,296,228   73,236,642
      STMicroelectronics NV............................ 1,542,301   12,659,380
      Vallourec SA.....................................   119,253    5,953,784
      Vivendi SA....................................... 3,686,124   98,950,665
                                                                  ------------
  TOTAL FRANCE.........................................            902,232,383
                                                                  ------------
  GERMANY -- (7.7%)
      Allianz SE.......................................   518,031   86,117,653
      Allianz SE ADR................................... 2,811,910   46,846,420
      Bayerische Motoren Werke AG......................   677,224   73,514,935
      Celesio AG.......................................   108,168    3,563,234
  *   Commerzbank AG................................... 1,293,711   21,899,812
      Daimler AG....................................... 2,088,586  174,450,822
  #   Deutsche Bank AG(5750355)........................ 1,058,443   50,947,556
  #   Deutsche Bank AG(D18190898)......................   464,576   22,383,272
  *   Deutsche Lufthansa AG............................   464,311   11,029,273
      Deutsche Telekom AG..............................   578,660    9,356,430
  #   Deutsche Telekom AG Sponsored ADR................ 1,448,196   23,417,329
      E.ON SE.......................................... 3,638,090   65,848,107
      Fraport AG Frankfurt Airport Services Worldwide..    37,336    2,755,085
      HeidelbergCement AG..............................   243,824   18,096,446
      Hochtief AG......................................     8,149      648,668
      Metro AG.........................................    30,139    1,239,103
      Muenchener Rueckversicherungs AG.................   297,828   61,376,490
      RWE AG...........................................   839,598   30,979,853
      Volkswagen AG....................................    62,518   15,139,111
      Wacker Chemie AG.................................     1,454      172,425
                                                                  ------------
  TOTAL GERMANY........................................            719,782,024
                                                                  ------------
  GREECE -- (0.0%)
      Hellenic Petroleum SA............................   160,447    1,556,286
  *   National Bank of Greece SA.......................    65,787      291,250
                                                                  ------------
  TOTAL GREECE.........................................              1,847,536
                                                                  ------------
  HONG KONG -- (2.0%)
      Cathay Pacific Airways, Ltd...................... 2,177,000    4,529,017
      Cheung Kong Holdings, Ltd........................   750,000   11,154,367
  *   FIH Mobile, Ltd.................................. 1,931,000      959,224
      Great Eagle Holdings, Ltd........................   794,324    2,600,505

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 HONG KONG -- (Continued)
     Hang Lung Group, Ltd.............................    150,000 $    683,210
     Henderson Land Development Co., Ltd..............  3,725,616   20,137,093
     Hongkong & Shanghai Hotels (The).................  1,903,131    2,603,455
     Hopewell Holdings, Ltd...........................  1,244,169    4,294,826
     Hutchison Whampoa, Ltd...........................  5,076,000   62,893,424
 *   Kerry Logistics Network, Ltd.....................    325,000      548,378
     Kerry Properties, Ltd............................    656,500    2,105,585
     MTR Corp., Ltd...................................     45,000      159,152
     New World Development Co., Ltd...................  9,923,719   12,410,343
     NWS Holdings, Ltd................................    109,395      158,351
     Orient Overseas International, Ltd...............    488,000    2,032,613
     Shangri-La Asia, Ltd.............................    448,000      739,782
     Sino Land Co., Ltd...............................  1,580,000    2,101,234
     Sun Hung Kai Properties, Ltd.....................    861,000   10,515,147
     Swire Pacific, Ltd. Class A......................    362,000    3,905,298
     Swire Pacific, Ltd. Class B......................     42,500       88,418
     Wharf Holdings, Ltd..............................  3,550,990   24,173,078
     Wheelock & Co., Ltd..............................  3,493,000   14,166,847
                                                                  ------------
 TOTAL HONG KONG......................................             182,959,347
                                                                  ------------
 IRELAND -- (0.2%)
 *   Bank of Ireland..................................  2,856,177    1,130,641
     CRH P.L.C........................................    295,666    7,600,508
     CRH P.L.C. Sponsored ADR.........................    215,216    5,574,094
                                                                  ------------
 TOTAL IRELAND........................................              14,305,243
                                                                  ------------
 ISRAEL -- (0.3%)
     Bank Hapoalim BM.................................  3,116,186   16,181,511
 *   Bank Leumi Le-Israel BM..........................  3,136,337   11,913,792
 *   Israel Discount Bank, Ltd. Class A...............    427,704      733,476
     Mizrahi Tefahot Bank, Ltd........................     68,944      839,660
                                                                  ------------
 TOTAL ISRAEL.........................................              29,668,439
                                                                  ------------
 ITALY -- (1.4%)
 #*  Banca Monte dei Paschi di Siena SpA.............. 12,934,984    2,931,840
 #*  Banco Popolare...................................  2,933,385    5,022,814
 #*  Finmeccanica SpA.................................    995,867    8,726,386
     Intesa Sanpaolo SpA.............................. 10,630,153   28,649,951
     Telecom Italia SpA...............................  5,476,933    6,082,188
 #   Telecom Italia SpA Sponsored ADR.................  1,874,500   20,750,715
     UniCredit SpA....................................  6,290,570   47,085,615
     Unione di Banche Italiane SCPA...................  1,854,721   13,490,458
                                                                  ------------
 TOTAL ITALY..........................................             132,739,967
                                                                  ------------
 JAPAN -- (19.0%)
     77 Bank, Ltd. (The)..............................    737,372    3,371,096
     Aeon Co., Ltd....................................  1,886,800   23,526,574
     Aisin Seiki Co., Ltd.............................    201,500    7,419,320
     Alfresa Holdings Corp............................     89,400    5,079,619
     Amada Co., Ltd...................................    821,000    6,642,557
     Aoyama Trading Co., Ltd..........................     20,400      523,395
 #   Asahi Glass Co., Ltd.............................  3,063,000   17,327,590

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  JAPAN -- (Continued)
      Asahi Kasei Corp................................. 2,847,000 $21,543,189
      Asatsu-DK, Inc...................................    32,500     751,394
      Autobacs Seven Co., Ltd..........................   214,800   3,467,929
      Awa Bank, Ltd. (The).............................    65,600     317,388
      Azbil Corp.......................................    23,600     558,100
      Bank of Kyoto, Ltd. (The)........................   709,400   5,650,768
      Bank of Yokohama, Ltd. (The)..................... 1,939,000   9,746,720
      Brother Industries, Ltd..........................   194,500   2,445,628
      Canon Marketing Japan, Inc.......................   124,900   1,598,385
      Chiba Bank, Ltd. (The)........................... 1,189,000   7,524,139
      Chugoku Bank, Ltd. (The).........................   391,800   4,822,800
      Citizen Holdings Co., Ltd........................   601,600   4,684,917
  #   Coca-Cola West Co., Ltd..........................   121,107   2,373,173
      COMSYS Holdings Corp.............................   207,400   3,008,151
  *   Cosmo Oil Co., Ltd............................... 1,287,364   2,400,787
      Dai Nippon Printing Co., Ltd..................... 1,815,000  17,915,937
      Dai-ichi Life Insurance Co., Ltd. (The)..........   335,200   5,029,739
      Daicel Corp......................................   575,000   4,610,829
  #   Daido Steel Co., Ltd.............................   594,000   2,953,586
      Denki Kagaku Kogyo KK............................   992,000   3,804,417
      Ebara Corp.......................................   174,000   1,112,926
      Fuji Media Holdings, Inc.........................   112,800   2,109,006
      FUJIFILM Holdings Corp........................... 1,327,000  38,671,326
  *   Fujitsu, Ltd..................................... 3,311,000  18,508,776
      Fukuoka Financial Group, Inc..................... 1,800,000   7,499,921
  #   Fukuyama Transporting Co., Ltd...................    85,000     459,756
  #   Furukawa Electric Co., Ltd.......................   633,000   1,548,815
      Glory, Ltd.......................................   119,600   2,964,269
  #   Gunma Bank, Ltd. (The)...........................   921,397   4,875,999
      H2O Retailing Corp...............................   269,000   2,200,736
      Hachijuni Bank, Ltd. (The).......................   993,231   5,484,513
      Hakuhodo DY Holdings, Inc........................   452,000   3,651,056
      Hankyu Hanshin Holdings, Inc..................... 1,389,000   7,028,748
      Higo Bank, Ltd. (The)............................   282,000   1,470,193
      Hiroshima Bank, Ltd. (The).......................   624,000   2,520,014
      Hitachi Capital Corp.............................    47,000   1,169,902
      Hitachi Chemical Co., Ltd........................   149,400   2,142,226
  #   Hitachi Construction Machinery Co., Ltd..........    97,000   1,852,946
      Hitachi High-Technologies Corp...................   139,900   3,203,511
      Hitachi Transport System, Ltd....................    94,400   1,499,390
      Hokuhoku Financial Group, Inc.................... 2,620,000   4,964,266
      House Foods Group, Inc...........................   148,300   2,220,313
      Ibiden Co., Ltd..................................   265,500   4,866,189
      Idemitsu Kosan Co., Ltd..........................   230,396   5,111,715
      Inpex Corp....................................... 1,335,200  15,820,447
  #   Isetan Mitsukoshi Holdings, Ltd..................   884,200  11,185,357
      ITOCHU Corp...................................... 3,106,200  37,949,292
      Iyo Bank, Ltd. (The).............................   551,000   5,150,876
      J Front Retailing Co., Ltd....................... 1,236,000   8,238,954
      JFE Holdings, Inc................................ 1,235,400  25,600,565
      Joyo Bank, Ltd. (The)............................ 1,376,000   6,513,223
  #   JTEKT Corp.......................................   478,300   7,042,091
      JX Holdings, Inc................................. 6,192,133  29,850,329

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 JAPAN -- (Continued)
     K's Holdings Corp................................     41,100 $  1,093,783
     Kagoshima Bank, Ltd. (The).......................    358,143    2,144,242
     Kajima Corp......................................  1,900,000    6,999,519
     Kamigumi Co., Ltd................................    540,000    4,836,586
     Kaneka Corp......................................    664,542    4,109,911
     Kawasaki Kisen Kaisha, Ltd.......................  2,100,000    4,895,099
     Keiyo Bank, Ltd. (The)...........................    418,000    1,811,617
     Kewpie Corp......................................     47,400      674,806
     Kinden Corp......................................    207,000    2,018,733
 #*  Kobe Steel, Ltd..................................  7,293,000   12,081,097
     Konica Minolta, Inc..............................  1,197,500   12,642,162
     Kuraray Co., Ltd.................................    648,400    7,269,188
     Kurita Water Industries, Ltd.....................     13,500      287,669
 #   Kyocera Corp.....................................    818,800   36,616,531
     Kyocera Corp. Sponsored ADR......................     27,200    1,217,472
     Kyowa Hakko Kirin Co., Ltd.......................    571,000    5,785,051
     Lintec Corp......................................      5,100       93,096
     LIXIL Group Corp.................................    371,200    9,563,383
     Mabuchi Motor Co., Ltd...........................     20,400    1,171,183
     Maeda Road Construction Co., Ltd.................     36,000      587,997
     Marubeni Corp....................................  3,990,000   27,835,193
     Marui Group Co., Ltd.............................    542,642    5,083,309
     Maruichi Steel Tube, Ltd.........................     74,700    1,942,998
     Matsumotokiyoshi Holdings Co., Ltd...............      5,000      177,953
     Medipal Holdings Corp............................    339,800    4,961,962
     MEIJI Holdings Co., Ltd..........................    135,895    8,480,480
     Mitsubishi Chemical Holdings Corp................  4,504,200   19,146,514
     Mitsubishi Corp..................................  3,482,500   64,029,677
     Mitsubishi Gas Chemical Co., Inc.................    948,000    6,658,192
 #   Mitsubishi Logistics Corp........................    220,000    3,074,389
 #   Mitsubishi Materials Corp........................  2,884,000    9,681,744
     Mitsubishi Tanabe Pharma Corp....................    465,600    6,836,310
     Mitsubishi UFJ Financial Group, Inc.............. 24,653,206  148,209,558
 #   Mitsubishi UFJ Financial Group, Inc. ADR.........  4,781,372   28,879,487
 #   Mitsui & Co., Ltd................................  4,220,700   56,520,650
     Mitsui & Co., Ltd. Sponsored ADR.................     11,723    3,148,446
 #   Mitsui Chemicals, Inc............................  1,861,800    4,444,332
     Mitsui Engineering & Shipbuilding Co., Ltd.......    620,000    1,209,473
     Mitsui Mining & Smelting Co., Ltd................     69,030      183,820
     Mitsui OSK Lines, Ltd............................  2,485,000   10,185,979
     Mizuho Financial Group, Inc...................... 28,287,400   59,950,072
     Mizuho Financial Group, Inc. ADR.................    205,757      874,467
     MS&AD Insurance Group Holdings...................    814,953   18,881,809
     Nagase & Co., Ltd................................    235,889    2,764,283
     Nanto Bank, Ltd. (The)...........................    319,000    1,120,258
     NEC Corp.........................................  8,375,101   24,202,708
     Nippo Corp.......................................    117,000    1,822,104
 #   Nippon Electric Glass Co., Ltd...................    864,000    3,890,695
     Nippon Express Co., Ltd..........................  1,987,238    9,334,217
     Nippon Meat Packers, Inc.........................    429,536    7,314,328
 #   Nippon Paper Industries Co., Ltd.................    234,300    4,217,119
 #   Nippon Shokubai Co., Ltd.........................    266,000    2,792,778
 #   Nippon Steel & Sumitomo Metal Corp............... 18,537,940   56,229,850

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  JAPAN -- (Continued)
      Nippon Television Holdings, Inc..................   123,700 $ 2,117,974
  #   Nippon Yusen KK.................................. 3,836,000  11,870,793
      Nishi-Nippon City Bank, Ltd. (The)............... 1,412,569   3,561,190
  #   Nissan Motor Co., Ltd............................ 4,285,600  36,763,191
      Nissan Shatai Co., Ltd...........................    44,000     556,604
  #   Nisshin Seifun Group, Inc........................   464,199   4,613,541
      Nisshin Steel Holdings Co., Ltd..................   143,100   1,518,320
      Nisshinbo Holdings, Inc..........................   305,000   2,653,068
      NKSJ Holdings, Inc...............................   190,100   4,947,416
      NOK Corp.........................................   191,820   3,090,321
  *   NTN Corp......................................... 1,121,000   4,799,907
      NTT DOCOMO, Inc.................................. 3,091,700  49,500,585
  #   NTT DOCOMO, Inc. Sponsored ADR...................     6,118      97,888
      Obayashi Corp.................................... 1,650,682   9,745,181
      Oji Holdings Corp................................ 2,346,000  11,054,736
      Onward Holdings Co., Ltd.........................   278,000   2,006,544
      Otsuka Holdings Co., Ltd.........................   125,000   3,824,698
  #   Pola Orbis Holdings, Inc.........................    49,300   1,651,094
      Rengo Co., Ltd...................................   421,000   2,215,014
      Resona Holdings, Inc............................. 2,421,000  12,761,279
      Ricoh Co., Ltd................................... 2,269,000  23,843,319
      Rohm Co., Ltd....................................   233,700  11,646,351
      Sankyo Co., Ltd..................................    82,500   3,902,486
      SBI Holdings, Inc................................   175,800   2,407,013
      Seino Holdings Co., Ltd..........................   315,000   2,974,312
      Sekisui Chemical Co., Ltd........................   125,000   1,440,720
  #   Sekisui House, Ltd............................... 1,369,000  18,881,768
      Shiga Bank, Ltd. (The)...........................   451,185   2,203,563
      Shimizu Corp..................................... 1,371,000   7,390,260
      Shizuoka Bank, Ltd. (The)........................ 1,051,000  10,438,624
  #   Showa Denko KK................................... 3,394,000   4,605,211
  #   Showa Shell Sekiyu KK............................   366,900   3,491,597
      SKY Perfect JSAT Holdings, Inc...................   340,000   1,750,573
      Sohgo Security Services Co., Ltd.................   101,200   1,894,105
      Sojitz Corp...................................... 2,718,800   4,660,905
  #   Sony Corp........................................   975,200  15,278,447
  #   Sony Corp. Sponsored ADR......................... 1,801,665  28,376,224
      Sumitomo Bakelite Co., Ltd.......................   347,000   1,293,765
      Sumitomo Chemical Co., Ltd....................... 4,562,000  18,481,687
      Sumitomo Corp.................................... 3,241,900  40,395,125
      Sumitomo Electric Industries, Ltd................ 2,606,700  40,940,716
      Sumitomo Forestry Co., Ltd.......................   295,200   3,181,454
  #   Sumitomo Heavy Industries, Ltd................... 1,272,000   5,889,684
      Sumitomo Metal Mining Co., Ltd................... 1,441,000  18,644,663
      Sumitomo Mitsui Financial Group, Inc.............   448,200  20,763,368
      Sumitomo Mitsui Trust Holdings, Inc.............. 1,987,629   9,429,565
      Sumitomo Osaka Cement Co., Ltd...................   196,000     732,834
      Suzuken Co. Ltd/Aichi Japan......................   149,300   5,160,242
      Suzuki Motor Corp................................   774,300  20,071,268
      T&D Holdings, Inc................................   508,600   6,196,854
  #   Taisho Pharmaceutical Holdings Co., Ltd..........    49,199   3,551,819
  #   Taiyo Nippon Sanso Corp..........................    28,000     193,727
  #   Takashimaya Co., Ltd.............................   639,634   5,930,278

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
 JAPAN -- (Continued)
 #   Takata Corp......................................    29,200 $      866,994
 #   TDK Corp.........................................   335,900     15,156,296
     Teijin, Ltd...................................... 2,131,450      4,797,084
     Toho Holdings Co., Ltd...........................    12,800        225,119
     Tokai Rika Co., Ltd..............................    97,100      1,782,233
     Tokio Marine Holdings, Inc.......................    15,400        449,652
     Tokyo Broadcasting System Holdings, Inc..........    85,300      1,018,553
 #   Toppan Printing Co., Ltd......................... 1,344,000      9,800,707
     Toshiba TEC Corp.................................    36,000        238,780
     Tosoh Corp....................................... 1,128,000      4,809,600
     Toyo Seikan Group Holdings, Ltd..................   365,849      6,489,402
     Toyobo Co., Ltd..................................   664,000      1,178,883
     Toyoda Gosei Co., Ltd............................    53,100      1,116,734
     Toyota Tsusho Corp...............................   542,500     12,720,416
     Ube Industries, Ltd.............................. 2,349,000      4,819,975
 #   UNY Group Holdings Co., Ltd......................   393,050      2,356,496
     Ushio, Inc.......................................    44,200        524,782
     Wacoal Holdings Corp.............................   179,000      1,846,592
 #   Yamada Denki Co., Ltd............................ 1,608,100      5,519,593
 #   Yamaguchi Financial Group, Inc...................   492,148      4,483,726
     Yamaha Corp......................................   355,900      5,217,747
     Yamato Kogyo Co., Ltd............................    86,600      2,563,191
     Yamazaki Baking Co., Ltd.........................   204,000      2,196,208
                                                                 --------------
 TOTAL JAPAN..........................................            1,769,140,686
                                                                 --------------
 NETHERLANDS -- (3.4%)
     Aegon NV......................................... 3,908,207     34,066,132
     Akzo Nobel NV....................................   448,015     32,222,115
 #   ArcelorMittal(B03XPL1)........................... 2,828,260     46,715,487
 #   Arcelormittal(B295F26)...........................   358,126      5,901,917
 *   ING Groep NV..................................... 6,479,202     85,570,714
 #*  ING Groep NV Sponsored ADR....................... 1,297,167     17,135,576
     Koninklijke Ahold NV............................. 1,171,855     19,505,839
     Koninklijke Boskalis Westminster NV..............     2,225        106,689
     Koninklijke DSM NV...............................   466,014     30,847,679
 *   Koninklijke KPN NV...............................   601,748      2,251,564
     Koninklijke Philips NV........................... 1,120,476     38,873,935
     TNT Express NV...................................    72,118        635,313
                                                                 --------------
 TOTAL NETHERLANDS....................................              313,832,960
                                                                 --------------
 NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd..............   275,136        810,964
     Contact Energy, Ltd.............................. 1,292,916      5,387,353
     Fletcher Building, Ltd...........................    72,409        530,405
                                                                 --------------
 TOTAL NEW ZEALAND....................................                6,728,722
                                                                 --------------
 NORWAY -- (0.7%)
     Aker ASA Class A.................................    68,150      2,042,674
     Cermaq ASA.......................................     3,400         34,671
     DNB ASA.......................................... 1,551,198     26,342,864
     Norsk Hydro ASA.................................. 3,357,025     15,272,577
 #   Norsk Hydro ASA Sponsored ADR....................    59,900        274,941

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 NORWAY -- (Continued)
     Orkla ASA........................................    361,613 $  2,815,004
     Stolt-Nielsen, Ltd...............................      8,425      248,901
 *   Storebrand ASA...................................  1,082,306    6,465,283
     Subsea 7 SA......................................    590,207   10,171,579
     Wilh Wilhelmsen Holding ASA Class A..............        212        6,780
                                                                  ------------
 TOTAL NORWAY.........................................              63,675,274
                                                                  ------------
 PORTUGAL -- (0.1%)
 *   Banco Espirito Santo SA..........................  2,631,973    3,992,472
 *   EDP Renovaveis SA................................    517,656    2,979,011
                                                                  ------------
 TOTAL PORTUGAL.......................................               6,971,483
                                                                  ------------
 SINGAPORE -- (1.1%)
     CapitaLand, Ltd..................................  9,878,000   21,275,901
     CapitaMalls Asia, Ltd............................  1,267,000    1,741,838
     City Developments, Ltd...........................    128,000      874,154
     DBS Group Holdings, Ltd..........................  1,172,308   15,139,732
 #   Golden Agri-Resources, Ltd....................... 13,990,000    5,680,877
     Hutchison Port Holdings Trust....................  4,848,000    3,217,370
     Keppel Land, Ltd.................................  1,214,000    2,998,336
 #*  Neptune Orient Lines, Ltd........................  1,246,004      984,956
     Noble Group, Ltd.................................  9,549,000    7,085,399
 #   Olam International, Ltd..........................  2,471,000    2,859,708
 #   OUE, Ltd.........................................    405,000      752,686
     Singapore Airlines, Ltd..........................  1,613,600   12,110,264
 #   Singapore Land, Ltd..............................    532,000    3,285,568
 #   United Industrial Corp., Ltd.....................  2,152,000    4,936,453
     UOL Group, Ltd...................................  1,376,600    6,304,622
     Venture Corp., Ltd...............................    307,000    1,778,538
     Wheelock Properties Singapore, Ltd...............    861,000    1,063,161
     Wilmar International, Ltd........................  3,871,000    9,452,514
                                                                  ------------
 TOTAL SINGAPORE......................................             101,542,077
                                                                  ------------
 SPAIN -- (2.4%)
 #   Acciona SA.......................................    101,533    6,727,676
     Banco de Sabadell SA.............................  5,307,715   15,659,132
     Banco Popular Espanol SA.........................  3,430,914   23,534,327
     Banco Santander SA...............................  8,013,639   68,942,806
     Banco Santander SA Sponsored ADR.................  1,506,006   13,011,892
     CaixaBank SA.....................................  3,046,732   18,672,591
     Iberdrola SA(B288C92)............................  8,380,651   51,605,077
     Iberdrola SA(BJ05N64)............................    206,784    1,276,477
     Repsol SA........................................  1,146,139   26,787,392
                                                                  ------------
 TOTAL SPAIN..........................................             226,217,370
                                                                  ------------
 SWEDEN -- (3.0%)
     Boliden AB.......................................    612,180    9,282,123
     Holmen AB Class A................................      6,189      212,793
     Meda AB Class A..................................    280,396    3,407,975
     Nordea Bank AB...................................  5,366,449   71,609,913
     Skandinaviska Enskilda Banken AB Class A.........  3,481,813   44,862,048
     Skandinaviska Enskilda Banken AB Class C.........     16,918      214,200

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 SWEDEN -- (Continued)
 #   SSAB AB Class A..................................     51,620 $    411,572
     Svenska Cellulosa AB Class A.....................     66,476    1,884,011
     Svenska Cellulosa AB Class B.....................  1,348,669   38,349,904
     Svenska Handelsbanken AB Class A.................     32,796    1,556,236
     Svenska Handelsbanken AB Class B.................        252       11,478
     Swedbank AB Class A..............................    221,456    5,778,813
     Tele2 AB Class B.................................    127,737    1,404,733
     Telefonaktiebolaget LM Ericsson Class A..........     28,098      325,915
     Telefonaktiebolaget LM Ericsson Class B..........  4,713,081   57,711,006
 #   Telefonaktiebolaget LM Ericsson Sponsored ADR....    952,162   11,702,071
     TeliaSonera AB...................................  3,717,354   27,530,924
                                                                  ------------
 TOTAL SWEDEN.........................................             276,255,715
                                                                  ------------
 SWITZERLAND -- (8.0%)
     ABB, Ltd.........................................    820,669   20,412,760
     Adecco SA........................................    358,259   28,140,005
 #   Alpiq Holding AG.................................      1,593      219,897
     Aryzta AG........................................    177,022   13,910,373
     Baloise Holding AG...............................    200,163   23,910,126
     Banque Cantonale Vaudoise........................        468      254,402
     Clariant AG......................................    581,272   10,952,106
     Credit Suisse Group AG...........................  1,928,358   58,103,227
 #   Credit Suisse Group AG Sponsored ADR.............  1,022,581   30,830,817
     Givaudan SA......................................      5,469    8,087,116
     Holcim, Ltd......................................    887,877   64,444,293
     Lonza Group AG...................................      7,458      748,085
     Novartis AG......................................  1,295,928  102,431,211
     Novartis AG ADR..................................    681,571   53,891,819
     PSP Swiss Property AG............................     17,947    1,543,942
     Sulzer AG........................................     50,596    7,618,457
     Swiss Life Holding AG............................    123,557   26,593,001
     Swiss Re AG......................................  1,244,453  107,397,599
     UBS AG(B18YFJ4)..................................  4,344,251   86,165,091
     UBS AG(H89231338)................................    505,823   10,050,703
     Zurich Insurance Group AG........................    290,632   84,266,057
                                                                  ------------
 TOTAL SWITZERLAND....................................             739,971,087
                                                                  ------------
 UNITED KINGDOM -- (17.7%)
     Anglo American P.L.C.............................  1,123,359   26,487,657
     Aviva P.L.C......................................  1,831,250   13,396,393
     Barclays P.L.C................................... 14,540,536   64,912,566
 #   Barclays P.L.C. Sponsored ADR....................  5,229,092   93,600,747
     Barratt Developments P.L.C.......................    410,298    2,550,844
     BP P.L.C.........................................  1,846,341   14,469,867
     BP P.L.C. Sponsored ADR..........................  6,296,015  295,220,143
     Carnival P.L.C...................................    658,867   27,008,305
 #   Carnival P.L.C. ADR..............................    229,328    9,358,876
     Coca-Cola HBC AG ADR.............................      5,961      157,370
 *   Evraz P.L.C......................................    285,837      399,102
     Glencore Xstrata P.L.C...........................  9,651,643   50,887,913
     HSBC Holdings P.L.C..............................  4,447,299   45,637,011
 #   HSBC Holdings P.L.C. Sponsored ADR...............  1,730,263   89,091,241

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
 UNITED KINGDOM -- (Continued)
       Investec P.L.C...............................   1,195,168 $    7,686,619
       J Sainsbury P.L.C............................   5,377,115     30,452,507
       Kazakhmys P.L.C..............................      51,774        151,081
       Kingfisher P.L.C.............................   8,609,963     52,204,434
 *     Lloyds Banking Group P.L.C...................  64,919,065     88,532,760
 #*    Lloyds Banking Group P.L.C. ADR..............   2,054,355     11,257,865
       Mondi P.L.C..................................     174,326      2,637,986
       Old Mutual P.L.C.............................  12,034,881     34,057,481
 #     Pearson P.L.C. Sponsored ADR.................   1,179,255     21,568,574
       Resolution, Ltd..............................   3,422,696     19,596,196
 *     Royal Bank of Scotland Group P.L.C...........   3,847,507     21,434,012
 #*    Royal Bank of Scotland Group P.L.C.
       Sponsored ADR................................     400,166      4,453,848
 #     Royal Dutch Shell P.L.C. ADR(780259107)......   3,323,210    242,029,384
       Royal Dutch Shell P.L.C. ADR(780259206)......     547,088     37,803,781
       Royal Dutch Shell P.L.C. Class A.............     558,684     19,353,697
       Royal Dutch Shell P.L.C. Class B.............     255,146      9,332,513
       RSA Insurance Group P.L.C....................   4,956,241      7,894,169
 #     Vedanta Resources P.L.C......................     189,404      2,503,725
       Vodafone Group P.L.C.........................  34,976,333    129,612,351
       Vodafone Group P.L.C. Sponsored ADR..........   3,770,795    139,745,663
       WM Morrison Supermarkets P.L.C...............   8,127,143     32,026,656
                                                                 --------------
 TOTAL UNITED KINGDOM...............................              1,647,513,337
                                                                 --------------
 TOTAL COMMON STOCKS................................              8,702,247,253
                                                                 --------------
 PREFERRED STOCKS -- (0.3%)
 GERMANY -- (0.3%)
       Porsche Automobil Holding SE.................     254,382     24,817,677
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRIA -- (0.0%)
 #*    Raiffeisen Bank International Rights.........      57,158             --
                                                                 --------------
 SPAIN -- (0.0%)
 *     Banco Popular Espanol SA Rights..............   3,430,914        189,718
 *     Banco Santander SA Rights....................   8,013,609      1,611,141
                                                                 --------------
 TOTAL SPAIN........................................                  1,800,859
                                                                 --------------
 TOTAL RIGHTS/WARRANTS..............................                  1,800,859
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
 SECURITIES LENDING COLLATERAL -- (6.0%)
 (S)@  DFA Short Term Investment Fund...............  48,401,037    560,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $2,718,877 GNMA 3.50%,
         09/20/42, valued at $2,443,795) to be
         repurchased at $2,395,881.................. $     2,396      2,395,877
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL................                562,395,877
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,743,020,786)^^........................               $9,291,261,666
                                                                 ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    1,872,352 $  415,403,959   --    $  417,276,311
   Austria....................             --     16,937,469   --        16,937,469
   Belgium....................      3,384,542    110,382,769   --       113,767,311
   Canada.....................    790,926,085             --   --       790,926,085
   Denmark....................             --    145,000,635   --       145,000,635
   Finland....................      1,905,945     81,049,847   --        82,955,792
   France.....................      5,844,924    896,387,459   --       902,232,383
   Germany....................     92,647,021    627,135,003   --       719,782,024
   Greece.....................             --      1,847,536   --         1,847,536
   Hong Kong..................        548,378    182,410,969   --       182,959,347
   Ireland....................      5,574,094      8,731,149   --        14,305,243
   Israel.....................             --     29,668,439   --        29,668,439
   Italy......................     20,750,715    111,989,252   --       132,739,967
   Japan......................     62,593,984  1,706,546,702   --     1,769,140,686
   Netherlands................     23,037,493    290,795,467   --       313,832,960
   New Zealand................             --      6,728,722   --         6,728,722
   Norway.....................        274,941     63,400,333   --        63,675,274
   Portugal...................             --      6,971,483   --         6,971,483
   Singapore..................             --    101,542,077   --       101,542,077
   Spain......................     13,011,892    213,205,478   --       226,217,370
   Sweden.....................     11,702,071    264,553,644   --       276,255,715
   Switzerland................     94,773,339    645,197,748   --       739,971,087
   United Kingdom.............    944,287,492    703,225,845   --     1,647,513,337
Preferred Stocks
   Germany....................             --     24,817,677   --        24,817,677
Rights/Warrants
   Austria....................             --             --   --                --
   Spain......................             --      1,800,859   --         1,800,859
Securities Lending Collateral.             --    562,395,877   --       562,395,877
                               -------------- --------------   --    --------------
TOTAL......................... $2,073,135,268 $7,218,126,398   --    $9,291,261,666
                               ============== ==============   ==    ==============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)
                                                          SHARES   VALUE++
                                                          ------- ----------
    COMMON STOCKS -- (88.6%)
    Consumer Discretionary -- (18.3%)
        Accordia Golf Co., Ltd........................... 575,900 $7,529,078
    #   Aeon Fantasy Co., Ltd............................  57,832    876,260
    *   Agora Hospitality Group Co., Ltd................. 339,000    171,806
        Ahresty Corp..................................... 115,300  1,018,849
    *   Aigan Co., Ltd...................................  96,200    261,899
        Aisan Industry Co., Ltd.......................... 170,000  1,574,023
        Akebono Brake Industry Co., Ltd..................  83,700    389,947
    #   Alpen Co., Ltd...................................  98,000  1,803,424
        Alpha Corp.......................................  30,400    302,528
        Alpine Electronics, Inc.......................... 272,000  3,808,266
        Amiyaki Tei Co., Ltd.............................  23,500    780,901
        Amuse, Inc.......................................  34,099    678,526
    *   Anrakutei Co., Ltd...............................  22,000     86,276
        AOI Pro, Inc.....................................  39,200    258,678
        AOKI Holdings, Inc............................... 194,200  3,221,862
        Aoyama Trading Co., Ltd.......................... 315,900  8,104,925
        Arata Corp.......................................  91,000    295,934
        Arcland Sakamoto Co., Ltd........................  80,500  1,356,742
        Asahi Broadcasting Corp..........................  28,200    184,437
    #   Asahi Co., Ltd...................................  78,200  1,063,684
    #   Asatsu-DK, Inc................................... 168,000  3,884,129
    #*  Ashimori Industry Co., Ltd....................... 319,000    415,182
    #   ASKUL Corp.......................................  46,600  1,782,102
        Atsugi Co., Ltd.................................. 858,000    965,289
        Autobacs Seven Co., Ltd.......................... 378,000  6,102,781
    #   Avex Group Holdings, Inc......................... 191,300  4,365,642
        Belluna Co., Ltd................................. 193,100    927,575
    #   Best Bridal, Inc.................................  91,100    542,254
    *   Best Denki Co., Ltd.............................. 396,500    568,217
    #   Bic Camera, Inc..................................   4,976  2,899,306
    #   Bookoff Corp.....................................  48,800    336,088
        BRONCO BILLY Co., Ltd............................     800     14,437
        Calsonic Kansei Corp............................. 903,000  4,489,354
    #   Can Do Co., Ltd..................................  64,500    951,595
    #   Central Sports Co., Ltd..........................  27,000    409,595
        Chiyoda Co., Ltd................................. 134,600  2,643,937
        Chofu Seisakusho Co., Ltd........................  88,800  1,983,017
        Chori Co., Ltd...................................  72,900    820,494
        Chuo Spring Co., Ltd............................. 202,000    595,349
    #*  Clarion Co., Ltd................................. 101,000    145,077
        Cleanup Corp..................................... 133,500  1,160,103
    #   Colowide Co., Ltd................................ 120,500  1,269,183
    #*  COOKPAD, Inc.....................................  53,100  1,732,206
        Corona Corp......................................  80,400    868,971
    #   Cross Plus, Inc..................................  22,000    180,804
        Daido Metal Co., Ltd............................. 172,000  1,840,663
        Daidoh, Ltd...................................... 126,100    846,950
    #*  Daiei, Inc. (The)................................ 685,650  1,985,759
        Daiichikosho Co., Ltd............................ 121,600  3,790,355
        Daikoku Denki Co., Ltd...........................  41,500    986,462
        Daimaruenawin Co., Ltd...........................     400      2,895

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Discretionary -- (Continued)
       Dainichi Co., Ltd................................    54,900 $  413,597
       Daisyo Corp......................................    54,300    685,137
   #   DCM Holdings Co., Ltd............................   491,600  3,294,296
   #   Descente, Ltd....................................   240,000  1,574,153
       Doshisha Co., Ltd................................   126,700  1,695,925
       Doutor Nichires Holdings Co., Ltd................   173,686  2,980,735
   #   Dunlop Sports Co., Ltd...........................    77,500    967,675
       Dynic Corp.......................................   174,000    309,125
       Eagle Industry Co., Ltd..........................   140,000  2,279,601
   #   EDION Corp.......................................   528,800  2,949,653
       Exedy Corp.......................................   179,600  5,640,860
       F-Tech, Inc......................................    24,600    343,637
       FCC Co., Ltd.....................................   197,400  3,783,894
       Fields Corp......................................    78,500  1,501,316
       Fine Sinter Co., Ltd.............................    49,000    160,814
       First Juken Co., Ltd.............................     4,900     66,134
   #   Foster Electric Co., Ltd.........................   129,400  2,083,270
   #   France Bed Holdings Co., Ltd.....................   672,000  1,275,933
   #   Fuji Co. Ltd/Ehime...............................   105,000  1,755,678
       Fuji Corp., Ltd..................................   127,000    876,989
   #   Fuji Kiko Co., Ltd...............................   148,000    517,177
       Fuji Oozx, Inc...................................     6,000     27,406
       Fujibo Holdings, Inc.............................   732,000  1,516,783
   #   Fujikura Rubber, Ltd.............................    36,000    344,114
       Fujitsu General, Ltd.............................   330,000  3,926,352
       FuKoKu Co., Ltd..................................    32,100    319,554
   #   Funai Electric Co., Ltd..........................    84,200  1,030,753
   #   Furukawa Battery Co., Ltd........................    81,000    585,648
   *   Futaba Industrial Co., Ltd.......................   315,800  1,199,608
       G-7 Holdings, Inc................................    29,200    221,282
       G-Tekt Corp......................................    45,800  1,362,743
   #   Gakken Holdings Co., Ltd.........................   322,000    941,674
   #   Genki Sushi Co., Ltd.............................    20,500    330,673
   #   Geo Holdings Corp................................   184,700  1,753,403
   #   GLOBERIDE, Inc...................................   530,000    763,064
       Goldwin, Inc.....................................   188,000    842,715
   #   Gourmet Kineya Co., Ltd..........................    87,000    623,871
   #   GSI Creos Corp...................................   289,000    445,992
       Gulliver International Co., Ltd..................   314,400  2,245,191
       Gunze, Ltd....................................... 1,111,000  2,888,226
   #   H-One Co., Ltd...................................    69,500    710,030
       H2O Retailing Corp...............................   504,000  4,123,313
   #   Hagihara Industries, Inc.........................    11,600    155,262
       Hakuyosha Co., Ltd...............................    65,000    152,114
       Happinet Corp....................................    76,400    680,784
       Hard Off Corp. Co., Ltd..........................    49,700    428,906
       Haruyama Trading Co., Ltd........................    47,900    352,797
       Heiwa Corp.......................................   124,800  2,211,238
       HI-LEX Corp......................................    62,900  1,496,484
       Hiday Hidaka Corp................................    47,220  1,136,895
       Higashi Nihon House Co., Ltd.....................   206,000    933,727
   #   Himaraya Co., Ltd................................    35,900    404,324
       Hiramatsu, Inc...................................   130,100    916,174

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Discretionary -- (Continued)
       HIS Co., Ltd.....................................   101,800 $5,541,646
   #   Honeys Co., Ltd..................................    92,940    827,936
   #   Hoosiers Holdings Co., Ltd.......................   153,500  1,011,042
   #   Ichibanya Co., Ltd...............................    36,800  1,332,752
   #*  Ichikoh Industries, Ltd..........................   294,000    447,515
   #*  Iida Group Holdings Co., Ltd.....................   357,821  6,346,008
   *   IJT Technology Holdings Co., Ltd.................   128,280    643,960
   #   Ikyu Corp........................................       375    526,630
   #   Imasen Electric Industrial.......................    77,900  1,080,308
       Imperial Hotel, Ltd..............................    15,900    361,951
   #   Intage Holdings Inc..............................    73,400    985,638
   *   Izuhakone Railway Co., Ltd.......................       300         --
   #*  Izutsuya Co., Ltd................................   555,000    458,680
   *   Janome Sewing Machine Co., Ltd...................   822,000    702,818
   #   Japan Vilene Co., Ltd............................   154,000    967,618
       Japan Wool Textile Co., Ltd. (The)...............   336,000  2,416,481
   #   Jin Co., Ltd.....................................    40,200  1,380,288
   #*  Joban Kosan Co., Ltd.............................   163,000    249,375
   #   Joshin Denki Co., Ltd............................   209,000  1,587,118
   #   JVC Kenwood Corp.................................   874,630  1,648,647
   #   Kadokawa Corp....................................   113,300  3,650,132
       Kasai Kogyo Co., Ltd.............................   141,000    966,137
   #   Kawai Musical Instruments Manufacturing Co., Ltd.   446,000    790,280
   #   Keihin Corp......................................   260,200  3,858,978
   #   Keiyo Co., Ltd...................................   181,300    830,989
       Kentucky Fried Chicken Japan, Ltd................    77,000  1,605,305
       Kimoto Co., Ltd..................................   102,100    790,842
   *   Kintetsu Department Store Co., Ltd...............    45,000    155,014
   #   Kinugawa Rubber Industrial Co., Ltd..............   268,000  1,291,937
       Kisoji Co., Ltd..................................    11,200    206,487
       Kitamura Co., Ltd................................     2,000     13,348
   *   KNT-CT Holdings Co., Ltd.........................   228,000    453,254
   #   Kohnan Shoji Co., Ltd............................   194,000  2,032,966
   #*  Kojima Co., Ltd..................................   145,700    386,060
       Komatsu Seiren Co., Ltd..........................   146,000    718,486
       Komeri Co., Ltd..................................   174,100  4,124,184
   #   Konaka Co., Ltd..................................   122,960  1,007,894
   #   Koshidaka Holdings Co., Ltd......................    19,300    570,906
   #   KU Holdings Co., Ltd.............................    68,200    936,613
       Kura Corp........................................    63,100  1,049,521
       Kurabo Industries, Ltd........................... 1,272,000  2,292,685
       Kuraudia Co., Ltd................................     5,700     65,405
       KYB Co., Ltd.....................................   892,000  4,387,613
       Kyoritsu Maintenance Co., Ltd....................    55,660  1,972,052
       Kyoto Kimono Yuzen Co., Ltd......................    59,800    632,003
       LEC, Inc.........................................    42,800    498,724
       Look, Inc........................................   219,000    615,664
       Mamiya-Op Co., Ltd...............................   285,000    636,149
   #   Marche Corp......................................    23,000    187,131
   #   Mars Engineering Corp............................    48,400    923,415
   #*  Maruzen CHI Holdings Co., Ltd....................    29,800     85,840
       Maruzen Co. Ltd..................................    46,000    448,734
   #   Matsuya Foods Co., Ltd...........................    48,200    856,354

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Discretionary -- (Continued)
       Meiko Network Japan Co., Ltd.....................    74,400 $  815,684
   *   Meiwa Estate Co., Ltd............................    56,900    268,554
       Mikuni Corp......................................   108,000    416,276
       Misawa Homes Co., Ltd............................   150,900  2,118,298
   #   Mitsuba Corp.....................................   193,990  3,231,177
       Mitsui Home Co., Ltd.............................   170,000    799,615
   #   Mizuno Corp......................................   564,000  2,818,874
   #   Monogatari Corp. (The)...........................    17,600    534,452
   #   MOS Food Services, Inc...........................    80,600  1,680,012
       Mr Max Corp......................................   119,000    384,933
       Murakami Corp....................................    11,000    149,000
   #   Musashi Seimitsu Industry Co., Ltd...............   123,200  2,407,050
       Nafco Co., Ltd...................................    32,000    491,408
       Nagawa Co., Ltd..................................     8,500    193,904
   #*  Naigai Co., Ltd.................................. 1,579,000  1,487,645
       Nakayamafuku Co., Ltd............................     9,500     75,503
       Nice Holdings, Inc...............................   460,000  1,012,657
   #   Nifco, Inc.......................................   277,500  7,219,394
       Nihon Eslead Corp................................    10,800    117,498
       Nihon Plast Co., Ltd.............................     1,600     11,648
       Nihon Tokushu Toryo Co., Ltd.....................    56,000    346,291
   #*  Nippon Columbia Co., Ltd.........................    48,199    259,649
       Nippon Felt Co., Ltd.............................    67,200    309,978
   #   Nippon Piston Ring Co., Ltd......................   470,000    953,641
       Nippon Seiki Co., Ltd............................   248,400  4,658,925
       Nishikawa Rubber Co., Ltd........................    15,000    286,498
   #   Nishimatsuya Chain Co., Ltd......................   290,300  2,292,677
       Nissan Tokyo Sales Holdings Co., Ltd.............   236,000    955,096
   #   Nissin Kogyo Co., Ltd............................   214,800  4,368,101
       Nittan Valve Co., Ltd............................    82,800    264,338
       Noritsu Koki Co., Ltd............................   101,700    638,090
       Ohashi Technica, Inc.............................    22,000    204,649
   #   Ohsho Food Service Corp..........................    58,100  1,905,363
       Onward Holdings Co., Ltd.........................   753,000  5,434,991
   #   OPT, Inc.........................................    53,000    483,244
       Otsuka Kagu, Ltd.................................    40,700    396,716
       Pacific Industrial Co., Ltd......................   213,100  1,353,848
   #   Pal Co., Ltd.....................................    61,100  1,167,896
       Paltac Corp......................................   189,534  2,532,579
       PanaHome Corp....................................   460,200  3,191,553
       Parco Co., Ltd...................................   103,600    951,295
       Paris Miki Holdings, Inc.........................   164,400    736,123
       PIA Corp.........................................       100      1,833
       Piolax, Inc......................................    57,900  2,183,249
   #*  Pioneer Corp..................................... 1,903,400  4,070,584
       Plenus Co., Ltd..................................   120,400  2,802,989
       Point, Inc.......................................    93,320  2,450,066
       Press Kogyo Co., Ltd.............................   558,000  2,369,080
   #   Pressance Corp...................................    30,800    849,906
       Proto Corp.......................................    61,600    861,502
       Renaissance, Inc.................................    39,400    324,207
   #*  Renown, Inc......................................   326,600    416,282
       Resort Solution Co., Ltd.........................   180,000    433,801

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
    Consumer Discretionary -- (Continued)
        Resorttrust, Inc................................. 401,216 $6,886,935
        Rhythm Watch Co., Ltd............................ 658,000    882,548
        Riberesute Corp..................................  12,700     78,893
        Right On Co., Ltd................................  79,525    553,323
        Riken Corp....................................... 512,000  2,394,261
    #   Riso Kyoiku Co., Ltd............................. 153,610    840,107
        Roland Corp......................................  92,800  1,238,314
        Round One Corp................................... 424,200  3,927,486
        Royal Holdings Co., Ltd.......................... 135,800  1,962,351
    #   Sagami Chain Co., Ltd............................  17,000    155,311
        Saizeriya Co., Ltd............................... 166,500  1,956,158
    #   Sakai Ovex Co., Ltd.............................. 307,000    571,665
        San Holdings, Inc................................  14,000    190,415
    #   Sanden Corp...................................... 623,000  2,963,779
        Sanei Architecture Planning Co., Ltd.............  43,300    358,977
    #   Sangetsu Co., Ltd................................ 168,325  4,125,953
    #   Sanko Marketing Foods Co., Ltd...................  30,400    275,393
        Sankyo Seiko Co., Ltd............................ 188,700    669,340
        Sanoh Industrial Co., Ltd........................ 140,500    979,261
        Sanyo Electric Railway Co., Ltd.................. 110,000    438,122
        Sanyo Housing Nagoya Co., Ltd....................  51,800    560,230
    #   Sanyo Shokai, Ltd................................ 678,000  1,817,228
        Scroll Corp...................................... 152,100    474,211
        Seiko Holdings Corp.............................. 861,407  4,244,452
        Seiren Co., Ltd.................................. 296,700  2,289,791
        Senshukai Co., Ltd............................... 183,700  1,517,773
    #   Septeni Holdings Co., Ltd........................  78,600  1,104,182
    #   Seria Co., Ltd...................................  95,700  3,944,508
    #   Shidax Corp......................................  85,200    445,112
    #   Shikibo, Ltd..................................... 802,000  1,030,650
        Shimachu Co., Ltd................................ 273,900  6,093,237
        Shimojima Co., Ltd...............................  23,800    225,377
        Shiroki Corp..................................... 285,000    640,336
        Shobunsha Publications, Inc...................... 279,800  1,942,246
        Showa Corp....................................... 320,400  4,231,404
        SKY Perfect JSAT Holdings, Inc................... 900,500  4,636,443
        SNT Corp......................................... 110,200    429,248
        Soft99 Corp......................................  70,600    474,108
        Sotoh Co., Ltd...................................  49,700    462,220
        SPK Corp.........................................  17,200    318,220
    #   St Marc Holdings Co., Ltd........................  45,300  2,157,206
    #   Starbucks Coffee Japan, Ltd...................... 134,600  1,629,880
        Starts Corp., Inc................................  86,000  1,191,001
        Step Co., Ltd....................................  39,200    305,885
    #   Studio Alice Co., Ltd............................  53,000    701,081
        Suminoe Textile Co., Ltd......................... 342,000  1,003,172
        Sumitomo Forestry Co., Ltd....................... 268,366  2,892,256
        Suncall Corp.....................................  28,000    187,798
        T RAD Co., Ltd................................... 373,000  1,000,535
    #   T-Gaia Corp......................................  39,100    479,805
    #   Tachi-S Co., Ltd................................. 167,540  2,278,155
        Tachikawa Corp...................................  50,800    255,448
        Taiho Kogyo Co., Ltd.............................  98,300    964,807

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Discretionary -- (Continued)
       Taka-Q, Ltd......................................    22,500 $   65,969
       Takamatsu Construction Group Co., Ltd............    90,500  1,571,534
       Take And Give Needs Co., Ltd.....................    51,070  1,187,238
       Takihyo Co., Ltd.................................    76,000    304,565
   #   Tamron Co., Ltd..................................    95,700  2,295,065
   #   TBK Co., Ltd.....................................   116,000    664,495
   *   Ten Allied Co., Ltd..............................    50,000    154,577
       Tigers Polymer Corp..............................    59,000    277,629
       Toa Corp.........................................   103,000    995,103
       Toabo Corp.......................................   529,000    394,738
       Toei Animation Co., Ltd..........................    22,500    591,822
       Toei Co., Ltd....................................   416,000  2,531,796
       Tohokushinsha Film Corp..........................    24,300    226,676
       Tokai Rika Co., Ltd..............................   295,500  5,423,788
   #   Tokai Rubber Industries, Ltd.....................   225,500  2,339,343
   #   Token Corp.......................................    43,950  2,033,859
       Tokyo Derica Co., Ltd............................    24,600    347,794
       Tokyo Dome Corp..................................   984,200  5,816,166
       Tokyo Soir Co., Ltd..............................    10,000     25,415
   #   Tokyu Recreation Co., Ltd........................    79,000    450,376
       Tomy Co., Ltd....................................   379,793  1,717,203
       Topre Corp.......................................   214,500  2,768,831
   #   Toridoll.corp....................................    94,600    814,137
   #   Tosho Co., Ltd...................................    24,000    429,097
       Toyo Tire & Rubber Co., Ltd...................... 1,080,000  6,075,613
       TPR Co., Ltd.....................................   117,900  1,986,245
       TSI Holdings Co., Ltd............................   516,595  3,062,831
       Tsukamoto Corp. Co., Ltd.........................   190,000    283,274
       Tsutsumi Jewelry Co., Ltd........................    49,300  1,132,044
       Tv Tokyo Holdings Corp...........................    34,800    567,421
       Tyo, Inc.........................................    90,800    169,282
   #   U-Shin, Ltd......................................   148,800    971,391
       Unipres Corp.....................................   205,800  3,696,382
       United Arrows, Ltd...............................   103,100  3,313,117
   *   Unitika, Ltd.....................................   140,000     87,953
   #   Universal Entertainment Corp.....................    66,800  1,222,269
   #*  Usen Corp........................................   659,680  2,260,571
   #   Village Vanguard Co., Ltd........................    25,800    310,096
       VT Holdings Co., Ltd.............................   148,200  2,495,654
       Wacoal Holdings Corp.............................   461,000  4,755,748
   #   Watabe Wedding Corp..............................    43,000    284,032
   #   WATAMI Co., Ltd..................................   120,300  1,667,507
   #   West Holdings Corp...............................    84,400  1,066,815
       Wowow, Inc.......................................    28,300    949,870
       Xebio Co., Ltd...................................   145,500  2,898,752
       Yachiyo Industry Co., Ltd........................     8,800     68,604
       Yamato International, Inc........................    20,400     87,922
       Yellow Hat, Ltd..................................    95,400  1,766,382
       Yomiuri Land Co., Ltd............................    83,000    517,815
       Yondoshi Holdings, Inc...........................    99,820  1,565,422
       Yonex Co., Ltd...................................    40,000    251,345
       Yorozu Corp......................................    92,300  1,690,493
       Yutaka Giken Co., Ltd............................     1,000     25,576

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
   Consumer Discretionary -- (Continued)
   #   Zenrin Co., Ltd.................................. 150,200 $  1,405,542
   #   Zensho Holdings Co., Ltd......................... 328,900    3,688,163
   #   Zojirushi Corp...................................  83,000      299,369
                                                                 ------------
   Total Consumer Discretionary.........................          465,173,963
                                                                 ------------
   Consumer Staples -- (8.1%)
   #   Aderans Co., Ltd.................................  73,000      781,080
       Aeon Hokkaido Corp............................... 339,700    2,284,202
       Ain Pharmaciez, Inc..............................  68,500    3,379,707
       Arcs Co., Ltd.................................... 190,900    3,563,968
       Ariake Japan Co., Ltd............................ 102,000    2,603,612
   #   Artnature, Inc...................................  36,600    1,026,450
       Axial Retailing, Inc.............................  69,900    1,023,895
       Belc Co., Ltd....................................  40,300      724,783
       Cawachi, Ltd.....................................  88,200    1,672,907
       Chubu Shiryo Co., Ltd............................ 110,700      608,958
       Chuo Gyorui Co., Ltd.............................  93,000      245,740
   #   Coca-Cola East Japan Co., Ltd.................... 176,164    4,328,888
       Cocokara fine, Inc...............................  88,460    2,181,120
       CREATE SD HOLDINGS Co., Ltd......................  37,300    1,250,921
   #   Daikokutenbussan Co., Ltd........................  32,600      900,870
   #   Dr Ci:Labo Co., Ltd..............................  74,100    2,237,048
       Dydo Drinco, Inc.................................  49,800    1,995,812
       Echo Trading Co., Ltd............................  11,000       77,847
       Ezaki Glico Co., Ltd............................. 380,000    5,076,678
   #   Fancl Corp....................................... 232,200    2,550,315
   #*  First Baking Co., Ltd............................ 183,000      248,446
       Fuji Oil Co. Ltd/Osaka........................... 367,600    5,425,417
       Fujicco Co., Ltd................................. 117,600    1,341,250
   #   Fujiya Co., Ltd.................................. 240,000      439,747
       Hagoromo Foods Corp..............................  39,000      412,390
       Heiwado Co., Ltd................................. 176,800    2,439,935
       Hokkaido Coca-Cola Bottling Co., Ltd.............  87,000      429,117
   #   Hokuto Corp...................................... 130,400    2,399,603
       House Foods Group, Inc........................... 174,300    2,609,578
       Inageya Co., Ltd................................. 172,800    1,675,212
       Itochu-Shokuhin Co., Ltd.........................  27,400      907,680
       Itoham Foods, Inc................................ 954,800    4,274,395
       Iwatsuka Confectionery Co., Ltd..................     300       16,647
   #   Izumiya Co., Ltd................................. 447,000    1,963,072
   #   J-Oil Mills, Inc................................. 512,000    1,419,866
   #   Kagome Co., Ltd..................................  35,100      580,604
       Kakiyasu Honten Co., Ltd.........................  16,600      255,897
       Kameda Seika Co., Ltd............................  70,500    2,112,531
       Kansai Super Market Ltd..........................  15,300      124,069
       Kasumi Co., Ltd.................................. 234,300    1,549,440
       Kato Sangyo Co., Ltd............................. 113,200    2,045,529
       Kenko Mayonnaise Co., Ltd........................  39,800      359,762
       KEY Coffee, Inc.................................. 101,600    1,549,342
       Kirindo Co., Ltd.................................  28,300      191,293
       Kose Corp........................................ 176,000    5,522,931
   #   Kotobuki Spirits Co., Ltd........................  11,400      211,627
   #   Kusuri No Aoki Co., Ltd..........................  25,100    1,324,576

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Staples -- (Continued)
       Kyodo Shiryo Co., Ltd............................   408,000 $  444,833
       Kyokuyo Co., Ltd.................................   431,000  1,114,545
   #   Life Corp........................................   183,400  2,635,268
       Lion Corp........................................   232,000  1,212,258
   #   Mandom Corp......................................   115,400  3,935,427
       Marudai Food Co., Ltd............................   534,000  1,605,617
   #   Maruetsu, Inc. (The).............................   375,000  1,317,594
   #   Maruha Nichiro Holdings, Inc..................... 2,315,069  3,819,066
       Matsumotokiyoshi Holdings Co., Ltd...............   175,300  6,239,046
       Maxvalu Nishinihon Co., Ltd......................     2,400     34,364
   #   Maxvalu Tokai Co., Ltd...........................    57,500    900,879
       Medical System Network Co., Ltd..................    78,200    400,118
   #   Megmilk Snow Brand Co., Ltd......................   259,000  3,222,694
       Meito Sangyo Co., Ltd............................    57,300    584,438
       Milbon Co., Ltd..................................    60,976  2,180,169
       Ministop Co., Ltd................................    86,700  1,387,922
       Mitsubishi Shokuhin Co., Ltd.....................    87,800  2,080,260
       Mitsui Sugar Co., Ltd............................   529,850  2,257,009
       Miyoshi Oil & Fat Co., Ltd.......................   375,000    548,761
       Morinaga & Co., Ltd.............................. 1,075,000  2,304,591
   #   Morinaga Milk Industry Co., Ltd.................. 1,066,000  3,132,256
   #   Morozoff, Ltd....................................   139,000    423,737
       Nagatanien Co., Ltd..............................   125,000  1,125,739
       Nakamuraya Co., Ltd..............................   189,000    733,782
       Natori Co., Ltd..................................    20,300    215,555
       Nichimo Co., Ltd.................................   170,000    318,911
       Nichirei Corp.................................... 1,382,000  6,262,214
   #   Nihon Chouzai Co., Ltd...........................     6,780    185,813
       Niitaka Co., Ltd.................................     7,260     74,782
   #   Nippon Beet Sugar Manufacturing Co., Ltd.........   619,000  1,197,089
   #   Nippon Flour Mills Co., Ltd......................   668,000  3,327,769
   #   Nippon Formula Feed Manufacturing Co., Ltd.......   477,000    556,546
   *   Nippon Suisan Kaisha, Ltd........................ 1,326,000  2,711,838
   #   Nisshin Oillio Group, Ltd. (The).................   639,000  2,104,705
       Nissin Sugar Co., Ltd............................    20,000    438,766
       Nitto Fuji Flour Milling Co., Ltd................    64,000    197,911
       Noevir Holdings Co., Ltd.........................    83,900  1,540,024
       Oenon Holdings, Inc..............................   316,000    697,654
   #   OIE Sangyo Co., Ltd..............................    20,900    165,882
       Okuwa Co., Ltd...................................   120,000  1,025,554
       Olympic Group Corp...............................    64,900    487,124
       OUG Holdings, Inc................................    29,000     55,668
   #   Pigeon Corp......................................   191,600  8,725,157
       Poplar Co., Ltd..................................    16,760     86,698
       Prima Meat Packers, Ltd..........................   874,000  1,589,109
       Qol Co., Ltd.....................................    52,100    299,511
       Riken Vitamin Co., Ltd...........................    79,200  1,890,186
   #   Rock Field Co., Ltd..............................    56,700    995,653
   #   Rokko Butter Co., Ltd............................    33,200    254,675
       S Foods, Inc.....................................    77,762    822,856
   #   S&B Foods, Inc...................................       499     18,820
       Sakata Seed Corp.................................   177,600  2,267,395
       San-A Co., Ltd...................................    91,800  2,596,966

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  Consumer Staples -- (Continued)
      Sapporo Holdings, Ltd............................ 1,874,000 $  7,083,294
  #   Shoei Foods Corp.................................    44,000      346,248
  #   Showa Sangyo Co., Ltd............................   524,000    1,675,687
      Sogo Medical Co., Ltd............................    27,700    1,048,655
      ST Corp..........................................    78,900      764,888
      Starzen Co., Ltd.................................   328,000      887,693
  #   Takara Holdings, Inc.............................   702,500    5,665,623
  #   Tobu Store Co., Ltd..............................   205,000      519,209
      Toho Co. Ltd/Kobe................................   194,000      684,375
  #   Tohto Suisan Co., Ltd............................   143,000      284,222
      Torigoe Co., Ltd. (The)..........................    86,600      574,043
      Toyo Sugar Refining Co., Ltd.....................   157,000      160,061
  #   UNY Group Holdings Co., Ltd...................... 1,183,300    7,094,369
      Uoriki Co., Ltd..................................     2,400       34,105
      Valor Co., Ltd...................................   201,400    2,673,626
      Warabeya Nichiyo Co., Ltd........................    80,760    1,608,207
  #   Welcia Holdings Co., Ltd.........................    50,100    2,890,875
      Yaizu Suisankagaku Industry Co., Ltd.............    44,800      393,871
  #   Yamatane Corp....................................   535,000      889,980
      Yamaya Corp......................................    22,800      519,916
      Yaoko Co., Ltd...................................    43,500    1,797,659
      Yokohama Reito Co., Ltd..........................   238,400    1,859,018
      Yomeishu Seizo Co., Ltd..........................   100,000      815,178
      Yuasa Funashoku Co., Ltd.........................   112,000      290,652
      Yutaka Foods Corp................................     6,000      105,563
                                                                  ------------
  Total Consumer Staples...............................            205,762,978
                                                                  ------------
  Energy -- (0.9%)
  #   BP Castrol KK....................................    66,500      299,988
  *   Cosmo Oil Co., Ltd............................... 2,650,000    4,941,948
      Fuji Kosan Co., Ltd..............................    33,100      218,098
      Fuji Oil Co., Ltd................................   293,100      960,969
      Itochu Enex Co., Ltd.............................   311,000    1,820,450
  #   Japan Drilling Co., Ltd..........................    23,100    1,175,750
      Japan Oil Transportation Co., Ltd................    84,000      187,940
  #*  Kyoei Tanker Co., Ltd............................   111,000      245,852
      Mitsuuroko Holdings Co., Ltd.....................   195,800    1,083,570
      Modec, Inc.......................................    93,800    2,549,827
      Nippon Coke & Engineering Co., Ltd............... 1,410,500    1,891,946
  #   Nippon Gas Co., Ltd..............................   154,000    1,609,559
      Nippon Seiro Co., Ltd............................    64,000      162,661
  #   Sala Corp........................................   128,500      611,441
      San-Ai Oil Co., Ltd..............................   314,000    1,515,238
      Shinko Plantech Co., Ltd.........................   227,900    1,696,930
  #   Sinanen Co., Ltd.................................   268,000    1,082,419
  #   Toa Oil Co., Ltd.................................   427,000      678,831
      Toyo Kanetsu KK..................................   510,000    1,400,160
                                                                  ------------
  Total Energy.........................................             24,133,577
                                                                  ------------
  Financials -- (9.6%)
      77 Bank, Ltd. (The)..............................   116,000      530,326
      Aichi Bank, Ltd. (The)...........................    54,200    2,555,218

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Financials -- (Continued)
   #   Airport Facilities Co., Ltd......................   136,670 $1,070,135
       Aizawa Securities Co., Ltd.......................   179,600  1,466,338
       Akita Bank, Ltd. (The)........................... 1,120,400  2,982,581
       Anabuki Kosan, Inc...............................     6,000     17,674
       Aomori Bank, Ltd. (The).......................... 1,136,000  2,981,341
       Asax Co., Ltd....................................     1,700     23,076
       Awa Bank, Ltd. (The)............................. 1,095,000  5,297,861
       Bank of Iwate, Ltd. (The)........................   105,100  4,673,605
   #   Bank of Kochi, Ltd. (The)........................   178,000    286,695
       Bank of Nagoya, Ltd. (The).......................   955,297  3,118,631
       Bank of Okinawa, Ltd. (The)......................   110,300  4,042,431
       Bank of Saga, Ltd. (The).........................   771,000  1,665,609
       Bank of the Ryukyus, Ltd.........................   226,180  2,840,767
   *   Chiba Kogyo Bank, Ltd. (The).....................   230,600  1,590,259
       Chukyo Bank, Ltd. (The)..........................   676,000  1,159,104
       Daibiru Corp.....................................   311,100  3,516,879
       Daiichi Commodities Co., Ltd.....................    13,700     65,296
       Daiko Clearing Services Corp.....................    43,000    344,706
   #   Daikyo, Inc...................................... 1,923,000  4,673,451
       Daisan Bank, Ltd. (The)..........................   750,000  1,273,609
       Daishi Bank, Ltd. (The).......................... 2,006,000  7,180,021
       Daito Bank, Ltd. (The)...........................   898,000    974,238
   #   Ehime Bank, Ltd. (The)...........................   810,000  1,732,801
       Eighteenth Bank, Ltd. (The)...................... 1,093,000  2,401,246
   #   FIDEA Holdings Co., Ltd..........................   542,500  1,048,304
   #   Financial Products Group Co., Ltd................    44,300    421,984
       Fukui Bank, Ltd. (The)........................... 1,205,000  2,746,437
       Fukushima Bank, Ltd. (The)....................... 1,368,000  1,174,620
       Fuyo General Lease Co., Ltd......................    84,500  2,931,724
       GCA Savvian Corp.................................    39,900    346,894
       Goldcrest Co., Ltd...............................   102,890  2,515,900
       Grandy House Corp................................     4,900     16,873
       Heiwa Real Estate Co., Ltd.......................   252,000  3,854,532
       Higashi-Nippon Bank, Ltd. (The)..................   832,000  2,126,010
       Higo Bank, Ltd. (The)............................ 1,057,000  5,510,616
       Hokkoku Bank, Ltd. (The)......................... 1,620,000  5,386,617
       Hokuetsu Bank, Ltd. (The)........................ 1,206,000  2,355,847
       Hyakugo Bank, Ltd. (The)......................... 1,441,609  5,810,218
       Hyakujushi Bank, Ltd. (The)...................... 1,507,000  4,910,584
       IBJ Leasing Co., Ltd.............................    69,100  1,804,182
   #   Ichigo Group Holdings Co., Ltd...................    59,100    171,700
       Iwai Cosmo Holdings, Inc.........................   112,200  1,444,010
   #   Jimoto Holdings, Inc.............................   191,200    375,263
       Jowa Holdings Co., Ltd...........................    37,700  1,221,128
       Juroku Bank, Ltd. (The).......................... 1,985,000  6,894,168
       kabu.com Securities Co., Ltd.....................   275,400  1,513,031
   #   Kabuki-Za Co., Ltd...............................    39,000  1,893,200
       Kagoshima Bank, Ltd. (The).......................   910,000  5,448,272
       Kansai Urban Banking Corp........................ 1,090,000  1,318,935
       Keihanshin Building Co., Ltd.....................   165,500    850,176
       Keiyo Bank, Ltd. (The)........................... 1,190,000  5,157,473
       Kita-Nippon Bank, Ltd. (The).....................    50,006  1,190,427
   *   Kiyo Bank Ltd (The)..............................   382,290  5,028,852

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Financials -- (Continued)
       Kobayashi Yoko Co., Ltd..........................    15,000 $   40,445
       Kyokuto Securities Co., Ltd......................     9,100    169,554
   #   Land Business Co., Ltd...........................    59,500    259,398
   *   Leopalace21 Corp................................. 1,237,500  6,451,650
       Marusan Securities Co., Ltd......................   385,500  3,423,068
   #   Michinoku Bank, Ltd. (The).......................   795,000  1,557,868
       Mie Bank, Ltd. (The).............................   440,000    969,268
       Minato Bank, Ltd. (The).......................... 1,076,000  1,806,180
   #   Mito Securities Co., Ltd.........................   274,000  1,235,590
       Miyazaki Bank, Ltd. (The)........................   938,000  2,599,723
   #   Money Partners Group Co., Ltd....................    52,400    134,448
       Musashino Bank, Ltd. (The).......................   196,000  6,291,217
   #   Nagano Bank, Ltd. (The)..........................   496,000    887,648
       Nanto Bank, Ltd. (The)...........................   918,000  3,223,815
   *   New Real Property K.K............................    43,900         --
   #   Nisshin Fudosan Co...............................   211,000    790,932
       North Pacific Bank, Ltd.......................... 1,175,300  4,589,646
       Ogaki Kyoritsu Bank, Ltd. (The).................. 2,012,000  5,611,462
       Oita Bank, Ltd. (The)............................   973,900  3,927,749
       Okasan Securities Group, Inc.....................   334,000  3,092,068
       Relo Holdings, Inc...............................    49,200  2,560,719
       Ricoh Leasing Co., Ltd...........................    97,500  2,599,930
   #   SAMTY Co., Ltd...................................       230    164,763
       San-In Godo Bank, Ltd. (The).....................   961,000  6,664,242
       Sankyo Frontier Co., Ltd.........................     2,000     15,873
   #   Sawada Holdings Co., Ltd.........................   121,600  1,425,719
       Senshu Ikeda Holdings, Inc....................... 1,092,400  4,871,226
       Shiga Bank, Ltd. (The)...........................   782,000  3,819,246
       Shikoku Bank, Ltd. (The)......................... 1,055,000  2,308,554
       SHIMANE BANK, Ltd. (The).........................    15,600    203,058
       Shimizu Bank, Ltd. (The).........................    46,300  1,164,099
       Sumitomo Real Estate Sales Co., Ltd..............    61,360  1,897,313
   #   Sun Frontier Fudousan Co., Ltd...................    64,100    850,719
       Taiko Bank, Ltd. (The)...........................   189,000    386,194
       Takagi Securities Co., Ltd.......................   194,000    686,401
       Takara Leben Co., Ltd............................    21,300     67,990
   #   TOC Co., Ltd.....................................   435,250  3,144,688
       Tochigi Bank, Ltd. (The).........................   745,000  2,903,851
       Toho Bank, Ltd. (The)............................ 1,306,200  3,981,860
       Tohoku Bank, Ltd. (The)..........................   541,000    773,233
   #   Tokyo Rakutenchi Co., Ltd........................   218,000    990,123
       Tokyo Theatres Co., Inc..........................   391,000    590,463
       Tokyo Tomin Bank, Ltd. (The).....................   204,700  2,041,732
       Tomato Bank, Ltd.................................   476,000    780,625
       TOMONY Holdings, Inc.............................   854,850  3,361,718
   #   Tosei Corp.......................................    70,200    480,504
       Tottori Bank, Ltd. (The).........................   332,000    589,013
       Towa Bank, Ltd. (The)............................ 1,623,000  1,590,218
       Toyo Securities Co., Ltd.........................   431,000  1,558,151
       Tsukuba Bank, Ltd................................   462,800  1,635,801
       Yachiyo Bank, Ltd. (The).........................    74,500  1,953,082
       Yamagata Bank, Ltd. (The)........................   805,500  3,139,867

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
   Financials -- (Continued)
       Yamanashi Chuo Bank, Ltd. (The).................. 938,000 $  3,980,418
                                                                 ------------
   Total Financials.....................................          244,174,997
                                                                 ------------
   Health Care -- (4.4%)
       As One Corp......................................  76,368    1,737,274
       Asahi Intecc Co., Ltd............................  37,300    1,502,386
       ASKA Pharmaceutical Co., Ltd..................... 131,000    1,039,693
       Biofermin Pharmaceutical Co., Ltd................   5,600      147,305
       BML, Inc.........................................  63,900    2,166,479
   #   CMIC Holdings Co., Ltd...........................  63,300      819,117
       Create Medic Co., Ltd............................  28,000      259,623
   #   Daiken Medical Co., Ltd..........................  14,200      244,053
       Daito Pharmaceutical Co., Ltd....................  44,100      659,865
       Eiken Chemical Co., Ltd..........................  91,000    1,648,441
   #   EPS Corp.........................................   1,606    1,865,867
       FALCO SD HOLDINGS Co., Ltd.......................  38,700      482,599
       Fuji Pharma Co., Ltd.............................  36,500      657,328
       Fuso Pharmaceutical Industries, Ltd.............. 427,000    1,435,954
       Hogy Medical Co., Ltd............................  66,800    3,453,055
       Iwaki & Co., Ltd................................. 122,000      243,316
   #   Japan Medical Dynamic Marketing, Inc.............  44,900      140,030
       Jeol, Ltd........................................ 176,000      813,271
       JMS Co., Ltd..................................... 156,000      442,444
       Kaken Pharmaceutical Co., Ltd.................... 440,000    7,048,143
       Kawasumi Laboratories, Inc.......................  67,700      419,239
       Kissei Pharmaceutical Co., Ltd................... 106,300    2,508,263
       KYORIN Holdings, Inc............................. 265,900    5,954,264
       Mani, Inc........................................  15,400      586,133
   #   Message Co., Ltd.................................  81,400    2,711,998
       Mochida Pharmaceutical Co., Ltd..................  69,899    4,059,634
       Nagaileben Co., Ltd..............................  58,000      966,351
       Nakanishi, Inc...................................   5,100      763,993
   #   Nichi-iko Pharmaceutical Co., Ltd................ 172,750    2,563,152
       Nichii Gakkan Co................................. 260,500    2,214,880
       Nihon Kohden Corp................................ 180,100    7,021,173
       Nikkiso Co., Ltd................................. 350,000    4,407,059
       Nippon Chemiphar Co., Ltd........................ 180,000      811,078
       Nippon Shinyaku Co., Ltd......................... 269,000    5,262,086
   #   Nipro Corp....................................... 372,600    3,239,273
       Nissui Pharmaceutical Co., Ltd...................  70,500      755,279
   #   Paramount Bed Holdings Co., Ltd..................  75,200    2,452,824
       Psc, Inc.........................................  10,000      258,717
   #   Rion Co., Ltd....................................  27,700      413,335
       Rohto Pharmaceutical Co., Ltd.................... 475,000    7,621,149
       Seed Co., Ltd....................................     200        3,793
       Seikagaku Corp................................... 179,800    2,677,753
       Ship Healthcare Holdings, Inc.................... 193,400    7,388,482
       Shofu, Inc.......................................  24,800      209,366
       Software Service, Inc............................  11,200      404,731
   #   Taiko Pharmaceutical Co., Ltd....................  50,700    1,170,071
       Techno Medica Co., Ltd...........................  18,000      372,274
   #*  tella, Inc.......................................  18,900      412,612
   #   Toho Holdings Co., Ltd........................... 271,900    4,782,028

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  Health Care -- (Continued)
      Tokai Corp/Gifu..................................    44,500 $  1,319,866
      Torii Pharmaceutical Co., Ltd....................    65,200    1,976,110
  #   Towa Pharmaceutical Co., Ltd.....................    57,800    2,337,617
      Tsukui Corp......................................   170,000    1,580,263
      Vital KSK Holdings, Inc..........................   184,400    1,239,548
  #*  Wakamoto Pharmaceutical Co., Ltd.................   107,000      282,344
  #   ZERIA Pharmaceutical Co., Ltd....................   105,599    2,811,330
                                                                  ------------
  Total Health Care....................................            110,764,311
                                                                  ------------
  Industrials -- (26.1%)
  *   A&A Material Corp................................   127,000      169,264
      Advan Co., Ltd...................................    96,200    1,083,883
      Advanex, Inc.....................................    73,000      107,196
  #   Aeon Delight Co., Ltd............................     9,600      193,499
      Aica Kogyo Co., Ltd..............................   282,300    5,194,156
      Aichi Corp.......................................   172,400      744,991
  #   Aida Engineering, Ltd............................   302,300    3,361,354
      Alinco, Inc......................................    47,300      525,687
      Alps Logistics Co., Ltd..........................    50,700      535,922
  #   Altech Corp......................................    43,850      424,692
      Anest Iwata Corp.................................   169,000    1,062,240
  *   Arrk Corp........................................    79,400      206,834
  #   Asahi Diamond Industrial Co., Ltd................   303,800    3,228,651
  #   Asahi Kogyosha Co., Ltd..........................   124,000      467,771
  #*  Asanuma Corp.....................................   501,000      733,816
      Asia Air Survey Co., Ltd.........................    23,000       84,244
  #   Asunaro Aoki Construction Co., Ltd...............   154,000      851,112
      Bando Chemical Industries, Ltd...................   452,000    1,781,278
      Benefit One, Inc.................................    98,200      889,369
      Bunka Shutter Co., Ltd...........................   284,000    1,736,484
      Central Glass Co., Ltd........................... 1,125,000    3,537,669
      Central Security Patrols Co., Ltd................    43,700      424,027
      Chiyoda Integre Co., Ltd.........................    50,800      970,494
      Chudenko Corp....................................   130,500    2,324,874
  #   Chugai Ro Co., Ltd...............................   384,000      930,928
      CKD Corp.........................................   322,100    3,262,915
  #   Cosel Co., Ltd...................................   127,900    1,464,093
      CTI Engineering Co., Ltd.........................    60,700      629,766
      Dai-Dan Co., Ltd.................................   156,000      818,362
      Daido Kogyo Co., Ltd.............................   171,000      549,898
      Daifuku Co., Ltd.................................   505,000    5,977,875
      Daihatsu Diesel Manufacturing Co., Ltd...........    74,000      520,190
      Daihen Corp......................................   586,000    2,591,251
      Daiho Corp.......................................    48,000      174,844
      Daiichi Jitsugyo Co., Ltd........................   238,000    1,083,730
  #   Daiki Ataka Engineering Co., Ltd.................    63,000      298,403
  #   Daiseki Co., Ltd.................................   200,163    3,684,250
  #   Daiseki Eco. Solution Co., Ltd...................     7,200      121,063
      Daiwa Industries, Ltd............................   178,000    1,184,321
  #*  Danto Holdings Corp..............................   165,000      199,706
      Denyo Co., Ltd...................................    85,100    1,158,261
      Dijet Industrial Co., Ltd........................    80,000      120,102
      DMG Mori Seiki Co., Ltd..........................   509,700    8,905,348

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       DMW Corp.........................................     4,800 $   76,999
       Duskin Co., Ltd..................................   268,200  5,125,463
       Ebara Jitsugyo Co., Ltd..........................    35,500    459,003
       Eidai Co., Ltd...................................    71,000    424,789
       Emori & Co., Ltd.................................    30,300    622,208
       en-japan, Inc....................................    49,800  1,133,063
   #   Endo Lighting Corp...............................    54,300    978,033
   *   Enshu, Ltd.......................................   281,000    393,454
   #   Freund Corp......................................     3,500     48,074
   #*  Fudo Tetra Corp..................................   842,500  1,373,163
       Fujikura, Ltd.................................... 2,042,000  9,469,102
   #*  Fujisash Co., Ltd................................   296,200    582,558
       Fujitec Co., Ltd.................................   384,000  4,722,289
       Fukuda Corp......................................   508,000  2,170,642
       Fukushima Industries Corp........................    66,400  1,039,896
   #   Fukuyama Transporting Co., Ltd...................   669,400  3,620,716
   *   FULLCAST Holdings Co., Ltd.......................    42,600    108,652
       Funai Consulting, Inc............................   112,400    880,582
       Furukawa Co., Ltd................................ 1,300,000  2,577,808
   #   Furukawa Electric Co., Ltd....................... 3,973,000  9,721,079
       Furusato Industries, Ltd.........................    50,600    584,926
       Futaba Corp......................................   154,300  1,914,420
       Gecoss Corp......................................   112,400  1,034,404
       Glory, Ltd.......................................   305,500  7,571,773
       Hamakyorex Co., Ltd..............................    39,100  1,142,619
       Hanwa Co., Ltd................................... 1,084,000  5,588,159
       Harmonic Drive Systems, Inc......................     2,800     81,851
   #   Hazama Ando Corp.................................   796,000  2,795,850
       Hibiya Engineering, Ltd..........................   131,300  1,514,135
       Hisaka Works, Ltd................................   115,000  1,132,215
       Hitachi Koki Co., Ltd............................   291,400  2,059,528
       Hitachi Metals Techno, Ltd.......................    56,500    620,727
       Hitachi Transport System, Ltd....................   119,400  1,896,475
   #   Hitachi Zosen Corp...............................   879,499  6,322,639
       Hokuetsu Industries Co., Ltd.....................    85,000    358,829
       Hokuriku Electrical Construction Co., Ltd........    64,000    246,158
       Hosokawa Micron Corp.............................   166,000  1,035,635
       Howa Machinery, Ltd..............................    70,500    564,795
       Ichiken Co., Ltd.................................    87,000    148,012
       ICHINEN HOLDINGS Co., Ltd........................   100,300    791,844
       Idec Corp........................................   149,200  1,300,622
       Iino Kaiun Kaisha, Ltd...........................   260,200  1,421,936
       Inaba Denki Sangyo Co., Ltd......................   128,500  4,079,422
       Inaba Seisakusho Co., Ltd........................    58,800    693,931
       Inabata & Co., Ltd...............................   317,300  3,524,901
   #*  Inui Steamship Co., Ltd..........................   128,800    423,119
   #   Inui Warehouse Co., Ltd..........................    23,600    212,715
   #   Iseki & Co., Ltd................................. 1,003,000  2,791,450
       Ishii Iron Works Co., Ltd........................    57,000    156,390
       Itoki Corp.......................................   205,900  1,215,224
   #*  Iwasaki Electric Co., Ltd........................   367,000    732,815
       Iwatani Corp..................................... 1,022,000  5,886,703
       Jalux, Inc.......................................    40,800    471,033

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
   #   Jamco Corp.......................................    80,000 $1,294,634
   #   Japan Airport Terminal Co., Ltd..................   155,700  3,120,009
   #   Japan Foundation Engineering Co., Ltd............   162,500    539,089
       Japan Pulp & Paper Co., Ltd......................   469,000  1,482,591
       Japan Transcity Corp.............................   249,000    783,052
   #   JK Holdings Co., Ltd.............................    92,540    519,998
   #*  Juki Corp........................................   514,000  1,008,596
       Kamei Corp.......................................   153,000  1,144,964
       Kanaden Corp.....................................   116,000    776,302
       Kanagawa Chuo Kotsu Co., Ltd.....................   192,000    943,729
   #   Kanamoto Co., Ltd................................   135,000  3,487,663
       Kandenko Co., Ltd................................   576,000  2,935,359
       Kanematsu Corp................................... 2,253,625  3,878,062
   *   Kanematsu-NNK Corp...............................   125,000    207,067
   #   Katakura Industries Co., Ltd.....................   132,100  1,477,936
       Kato Works Co., Ltd..............................   296,000  1,744,382
       KAWADA TECHNOLOGIES, Inc.........................    61,800  1,510,309
       Kawasaki Kinkai Kisen Kaisha, Ltd................    99,000    297,069
       Keihin Co. Ltd/Minato-Ku Tokyo Japan.............   245,000    392,554
   *   KI Holdings Co., Ltd.............................    54,000    144,841
       King Jim Co., Ltd................................    30,400    196,670
       Kinki Sharyo Co., Ltd............................   185,000    600,792
       Kintetsu World Express, Inc......................    84,200  3,342,122
       Kitagawa Iron Works Co., Ltd.....................   502,000    921,041
       Kitano Construction Corp.........................   242,000    608,381
       Kitazawa Sangyo Co., Ltd.........................    26,000     49,310
       Kito Corp........................................    46,900    902,146
       Kitz Corp........................................   508,700  2,372,289
   *   Kobe Electric Railway Co., Ltd...................     6,000     19,100
       Koike Sanso Kogyo Co., Ltd.......................   149,000    316,455
       Kokusai Co., Ltd.................................    23,300    307,613
       Kokuyo Co., Ltd..................................   458,725  3,199,255
       KOMAIHALTEC, Inc.................................   213,000    645,098
       Komatsu Wall Industry Co., Ltd...................    48,300    953,548
       Komori Corp......................................   407,800  6,359,012
       Kondotec, Inc....................................   114,100    788,127
   #*  Kosaido Co., Ltd.................................   281,500  1,469,349
   #   KRS Corp.........................................    37,200    375,280
   #   Kuroda Electric Co., Ltd.........................   174,000  2,663,062
       Kyodo Printing Co., Ltd..........................   540,000  1,495,465
   *   Kyokuto Boeki Kaisha, Ltd........................    58,000    123,139
       Kyokuto Kaihatsu Kogyo Co., Ltd..................   210,100  2,882,334
       Kyoritsu Printing Co., Ltd.......................     5,400     14,881
       Kyosan Electric Manufacturing Co., Ltd...........   278,000    877,131
       Kyowa Exeo Corp..................................   482,300  6,298,191
       Kyudenko Corp....................................   225,000  1,777,948
   *   Lonseal Corp.....................................   116,000    189,058
       Maeda Corp.......................................   845,000  5,660,814
       Maeda Kosen Co., Ltd.............................    27,500    331,283
       Maeda Road Construction Co., Ltd.................   360,000  5,879,966
       Maezawa Industries, Inc..........................    35,700    115,931
       Maezawa Kasei Industries Co., Ltd................    50,700    517,966
       Maezawa Kyuso Industries Co., Ltd................    52,800    669,271

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       Makino Milling Machine Co., Ltd..................   576,000 $4,758,845
       Marubeni Construction Material Lease Co., Ltd....    75,000    155,780
       Marufuji Sheet Piling Co., Ltd...................     7,000     25,871
       Maruka Machinery Co., Ltd........................    28,100    329,264
       Maruyama Manufacturing Co., Inc..................   237,000    585,296
       Maruzen Showa Unyu Co., Ltd......................   309,000  1,000,207
       Matsuda Sangyo Co., Ltd..........................    82,582  1,070,398
       Matsui Construction Co., Ltd.....................   128,600    499,193
       Max Co., Ltd.....................................   197,000  2,180,615
       Meidensha Corp...................................   989,050  3,961,303
   #   Meiji Shipping Co., Ltd..........................   114,200    482,273
       Meisei Industrial Co., Ltd.......................   221,000  1,022,874
       Meitec Corp......................................   156,900  4,183,069
       Meito Transportation Co., Ltd....................    22,000    144,062
   #   Meiwa Corp.......................................   166,400    557,957
       Mesco, Inc.......................................    22,000    175,038
       Mirait Holdings Corp.............................   377,085  3,303,019
       Mitani Corp......................................    64,700  1,361,434
   #*  Mitsubishi Kakoki Kaisha, Ltd....................   369,000    610,406
   #   Mitsubishi Nichiyu Forklift Co., Ltd.............   147,000    946,093
       Mitsubishi Pencil Co., Ltd.......................   104,500  2,419,367
       Mitsuboshi Belting Co., Ltd......................   296,000  1,652,501
       Mitsui Engineering & Shipbuilding Co., Ltd....... 4,170,000  8,134,682
   #   Mitsui Matsushima Co., Ltd.......................   761,000  1,182,135
   #   Mitsui-Soko Co., Ltd.............................   396,000  1,721,811
       Mitsumura Printing Co., Ltd......................    93,000    248,696
       Miura Co., Ltd...................................   157,300  4,078,954
   #*  Miyaji Engineering Group, Inc....................   332,175    851,984
   #   MonotaRO Co., Ltd................................   140,700  2,989,151
       Morita Holdings Corp.............................   239,000  1,871,415
       Moshi Moshi Hotline, Inc.........................   240,800  2,520,036
   #   NAC Co., Ltd.....................................    50,800    837,535
       Nachi-Fujikoshi Corp.............................   913,000  5,764,481
       Nagase & Co., Ltd................................   173,500  2,033,173
       Nakabayashi Co., Ltd.............................   217,000    434,696
       Nakano Corp......................................     5,500     12,979
       Namura Shipbuilding Co., Ltd.....................   182,100  2,491,550
       Narasaki Sangyo Co., Ltd.........................    56,000    179,720
       NDS Co., Ltd.....................................   231,000    650,355
       NEC Capital Solutions, Ltd.......................    45,100  1,058,921
   #   Nichias Corp.....................................   553,000  3,861,582
       Nichiban Co., Ltd................................   122,000    424,192
       Nichiden Corp....................................    24,500    532,736
       Nichiha Corp.....................................   132,380  1,815,274
       Nichireki Co., Ltd...............................   138,000  1,546,760
       Nihon M&A Center, Inc............................    19,300  1,602,776
       Nikkato Corp.....................................       700      2,772
       Nikko Co., Ltd...................................   149,000    894,972
       Nippo Corp.......................................   315,000  4,905,665
   #   Nippon Carbon Co., Ltd...........................   663,000  1,212,214
   *   Nippon Conveyor Co., Ltd.........................   170,000    228,352
       Nippon Densetsu Kogyo Co., Ltd...................   211,000  2,707,641
       Nippon Filcon Co., Ltd...........................    70,900    300,291

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       Nippon Hume Corp.................................   112,000 $  983,268
   #   Nippon Jogesuido Sekkei Co., Ltd.................    29,500    378,649
   #   Nippon Kanzai Co., Ltd...........................    43,000    834,897
       Nippon Koei Co., Ltd.............................   372,000  1,643,435
   #   Nippon Konpo Unyu Soko Co., Ltd..................   313,300  5,562,947
   #   Nippon Parking Development Co., Ltd..............   879,100  1,139,583
       Nippon Rietec Co., Ltd...........................     7,000     51,858
       Nippon Road Co., Ltd. (The)......................   395,000  2,094,457
       Nippon Seisen Co., Ltd...........................   103,000    450,324
   #   Nippon Sharyo, Ltd...............................   391,000  1,942,394
   #*  Nippon Sheet Glass Co., Ltd...................... 5,424,000  7,064,299
       Nippon Signal Co., Ltd...........................   291,200  2,558,858
       Nippon Steel & Sumikin Bussan Corp...............   882,599  3,349,990
       Nippon Steel & Sumikin Texeng Co., Ltd...........   274,000  1,059,008
       Nippon Thompson Co., Ltd.........................   375,000  1,849,487
       Nippon Tungsten Co., Ltd.........................    62,000    117,987
       Nishi-Nippon Railroad Co., Ltd...................   876,000  3,324,194
       Nishimatsu Construction Co., Ltd................. 1,855,000  6,394,926
       Nishio Rent All Co., Ltd.........................    84,700  2,248,239
   #   Nissei ASB Machine Co., Ltd......................    22,700    522,636
       Nissei Corp......................................    37,900    333,120
       Nissei Plastic Industrial Co., Ltd...............   250,200  1,512,593
       Nisshinbo Holdings, Inc..........................   839,000  7,298,113
       Nissin Corp......................................   377,000  1,035,527
   #   Nissin Electric Co., Ltd.........................   284,000  1,490,042
   #   Nitta Corp.......................................   112,800  2,545,566
   #   Nitto Boseki Co., Ltd............................   838,000  3,638,585
       Nitto Kogyo Corp.................................   149,000  2,578,374
       Nitto Kohki Co., Ltd.............................    68,300  1,222,595
       Nitto Seiko Co., Ltd.............................   138,000    447,917
       Nittoc Construction Co., Ltd.....................   154,100    575,466
       Nittoku Engineering Co., Ltd.....................    79,500    694,196
       Noda Corp........................................   158,100    968,519
       Nomura Co., Ltd..................................   220,000  1,877,223
       Noritake Co., Ltd/Nagoya.........................   588,000  1,441,239
   #   Noritz Corp......................................   164,200  3,435,520
   #*  NS United Kaiun Kaisha, Ltd......................   574,000  1,510,741
   #   Obara Group, Inc.................................    62,600  1,952,565
       Obayashi Road Corp...............................   175,000  1,011,850
       Odelic Co., Ltd..................................     1,400     40,614
   #   Oiles Corp.......................................   138,142  3,218,138
       Okabe Co., Ltd...................................   217,600  2,726,947
   *   Okamoto Machine Tool Works, Ltd..................   166,000    202,289
       Okamura Corp.....................................   364,900  3,031,804
   *   OKI Electric Cable Co., Ltd......................    90,000    162,420
   #   OKK Corp.........................................   419,000    570,521
   #   OKUMA Corp.......................................   792,000  7,597,132
       Okumura Corp.....................................   951,400  4,215,857
   #   Onoken Co., Ltd..................................    75,600    910,249
       Organo Corp......................................   221,000  1,013,501
       OSG Corp.........................................   401,700  7,436,107
   #   Outsourcing, Inc.................................    37,400    412,248
       Oyo Corp.........................................   109,600  1,700,460

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
   #   Pasco Corp.......................................   101,000 $  475,168
       Pasona Group, Inc................................    96,900    607,887
       Penta-Ocean Construction Co., Ltd................ 1,646,000  5,915,892
       Pilot Corp.......................................    81,700  2,481,372
   #   Prestige International, Inc......................    74,100    715,103
       Pronexus, Inc....................................   133,200    848,696
   #   PS Mitsubishi Construction Co., Ltd..............    37,300    164,708
       Raito Kogyo Co., Ltd.............................   286,500  1,934,020
       Rheon Automatic Machinery Co., Ltd...............    64,000    375,623
       Ryobi, Ltd.......................................   710,200  2,887,777
       Sakai Heavy Industries, Ltd......................   224,000    797,681
       Sakai Moving Service Co., Ltd....................    10,300    350,320
   #*  Sanix, Inc.......................................   100,300    850,315
       Sanki Engineering Co., Ltd.......................   340,000  2,082,836
   #   Sanko Metal Industrial Co., Ltd..................   136,000    354,751
       Sankyo Tateyama, Inc.............................   171,000  3,992,736
       Sankyu, Inc...................................... 1,545,000  5,816,927
       Sanritsu Corp....................................     6,500     35,092
       Sanwa Holdings Corp.............................. 1,215,000  8,467,999
       Sanyo Denki Co., Ltd.............................   223,000  1,483,496
       Sanyo Engineering & Construction, Inc............    48,000    232,267
       Sanyo Industries, Ltd............................    99,000    175,135
   #*  Sasebo Heavy Industries Co., Ltd.................   701,000    924,722
   #   Sata Construction Co., Ltd.......................   384,000    472,834
   #   Sato Holdings Corp...............................   115,100  2,544,320
       Sato Shoji Corp..................................    65,300    426,724
       SBS Holdings, Inc................................     6,000    101,149
       Secom Joshinetsu Co., Ltd........................    33,900    833,881
       Seibu Electric Industry Co., Ltd.................    67,000    304,075
       Seika Corp.......................................   322,000    762,987
   #*  Seikitokyu Kogyo Co., Ltd........................   713,000    949,994
       Seino Holdings Co., Ltd..........................   528,000  4,985,514
       Sekisui Jushi Corp...............................   168,000  2,350,561
   #   Senko Co., Ltd...................................   497,000  2,431,467
   #   Senshu Electric Co., Ltd.........................    37,300    484,096
       Shibusawa Warehouse Co., Ltd. (The)..............   265,000    941,357
   #   Shibuya Kogyo Co., Ltd...........................    44,100  1,126,179
   #   Shima Seiki Manufacturing, Ltd...................   152,300  2,483,985
       Shin Nippon Air Technologies Co., Ltd............    88,780    545,867
       Shin-Keisei Electric Railway Co., Ltd............   182,000    653,529
       Shinmaywa Industries, Ltd........................   473,000  4,068,276
       Shinnihon Corp...................................   194,800    574,217
       Shinsho Corp.....................................   254,000    537,060
       Shinwa Co. Ltd/Nagoya............................     8,400     98,800
       Shoko Co., Ltd...................................   390,000    591,135
   #   Showa Aircraft Industry Co., Ltd.................    27,000    367,364
   #   Sinfonia Technology Co., Ltd.....................   574,000    921,346
       Sinko Industries, Ltd............................    87,000    648,490
       Sintokogio, Ltd..................................   259,800  1,975,363
       Soda Nikka Co., Ltd..............................    67,000    288,393
       Sodick Co., Ltd..................................   259,300  1,113,114
       Sohgo Security Services Co., Ltd.................   338,100  6,328,032
       Sotetsu Holdings, Inc............................   871,000  3,133,368

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       Space Co., Ltd...................................    73,420 $  618,104
       Srg Takamiya Co., Ltd............................    16,900    222,408
   #   Star Micronics Co., Ltd..........................   221,600  2,560,644
       Subaru Enterprise Co., Ltd.......................    59,000    214,211
       Sugimoto & Co., Ltd..............................    34,100    319,316
   #   Sumitomo Densetsu Co., Ltd.......................    98,100  1,429,659
   #*  Sumitomo Mitsui Construction Co., Ltd............ 3,611,900  4,027,591
       Sumitomo Precision Products Co., Ltd.............   180,000    759,514
       Sumitomo Warehouse Co., Ltd. (The)...............   754,000  4,001,737
   #*  SWCC Showa Holdings Co., Ltd..................... 1,732,000  1,865,272
       Tadano, Ltd......................................   213,579  3,000,284
       Taihei Dengyo Kaisha, Ltd........................   193,000  1,225,724
       Taiheiyo Kouhatsu, Inc...........................   353,000    378,484
       Taikisha, Ltd....................................   162,300  3,517,005
       Takada Kiko Co., Ltd.............................    90,000    188,789
       Takano Co., Ltd..................................    51,100    279,883
   #   Takaoka Toko Holdings Co., Ltd...................    44,820    791,008
       Takara Printing Co., Ltd.........................    38,055    265,929
       Takara Standard Co., Ltd.........................   509,000  3,639,406
       Takasago Thermal Engineering Co., Ltd............   328,800  2,949,072
   #   Takashima & Co., Ltd.............................   192,000    465,734
   #   Takeei Corp......................................    83,400    898,804
   #   Takeuchi Manufacturing Co., Ltd..................    66,400  1,954,726
       Takigami Steel Construction Co., Ltd. (The)......    50,000    308,939
   #   Takisawa Machine Tool Co., Ltd...................   349,000    546,034
       Takuma Co., Ltd..................................   392,000  3,523,208
   #   Tanseisha Co., Ltd...............................   137,800    707,538
   #   Tatsuta Electric Wire and Cable Co., Ltd.........   260,200  1,540,722
       TECHNO ASSOCIE Co., Ltd..........................    58,400    680,958
       Techno Ryowa, Ltd................................    71,390    351,523
   #   Teikoku Electric Manufacturing Co., Ltd..........    41,500  1,093,973
       Teikoku Sen-I Co., Ltd...........................   119,000  1,472,974
   #*  Tekken Corp......................................   763,000  2,112,516
   #   Temp Holdings Co., Ltd...........................    14,600    436,677
       Teraoka Seisakusho Co., Ltd......................    53,600    215,765
   #*  Toa Corp......................................... 1,060,000  2,282,776
       TOA ROAD Corp....................................   246,000  1,209,630
   #*  Tobishima Corp...................................   913,000  1,395,497
       Tocalo Co., Ltd..................................    81,900  1,359,864
       Toda Corp........................................ 1,143,000  3,802,560
       Toenec Corp......................................   212,000  1,312,268
       TOKAI Holdings Corp..............................   484,300  1,571,404
       Tokai Lease Co., Ltd.............................   154,000    287,794
       Tokyo Energy & Systems, Inc......................   143,000    729,673
   #   Tokyo Keiki, Inc.................................   319,000    881,235
   #*  Tokyo Kikai Seisakusho, Ltd......................   225,000    229,291
       Tokyo Sangyo Co., Ltd............................    81,000    311,521
       Toli Corp........................................   252,000    510,759
   #   Tomoe Corp.......................................   150,100    659,373
       Tomoe Engineering Co., Ltd.......................    36,200    565,374
       Tonami Holdings Co., Ltd.........................   331,000    652,353
       Toppan Forms Co., Ltd............................   280,000  2,427,592
       Torishima Pump Manufacturing Co., Ltd............   111,200  1,187,718

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  Industrials -- (Continued)
      Toshiba Machine Co., Ltd.........................   641,000 $  3,461,084
      Toshiba Plant Systems & Services Corp............   228,450    3,380,617
  #   Tosho Printing Co., Ltd..........................   243,000      959,074
      Totetsu Kogyo Co., Ltd...........................   140,300    2,825,106
  #   Toyo Construction Co., Ltd.......................   340,800    1,219,769
  #   Toyo Denki Seizo - Toyo Electric Manufacturing
        Co., Ltd.......................................   213,000      702,234
  #   Toyo Engineering Corp............................   653,400    2,846,640
      Toyo Machinery & Metal Co., Ltd..................    42,400      216,084
  #   Toyo Tanso Co., Ltd..............................    68,900    1,348,539
  #   Toyo Wharf & Warehouse Co., Ltd..................   317,000      731,512
      Trancom Co., Ltd.................................    40,000    1,463,014
      Trinity Industrial Corp..........................    19,000       92,306
      Trusco Nakayama Corp.............................   107,400    2,472,638
      Tsubakimoto Chain Co.............................   779,700    6,156,542
      Tsubakimoto Kogyo Co., Ltd.......................   117,000      334,123
  #*  Tsudakoma Corp...................................   272,000      444,535
  #   Tsugami Corp.....................................   368,000    2,130,767
      Tsukishima Kikai Co., Ltd........................   127,000    1,277,188
      Tsurumi Manufacturing Co., Ltd...................    94,000    1,136,802
      TTK Co., Ltd.....................................    62,000      285,941
      Uchida Yoko Co., Ltd.............................   331,000      919,932
  #   Ueki Corp........................................   364,000      714,353
      Union Tool Co....................................    64,700    1,632,075
      Ushio, Inc.......................................   267,800    3,179,562
      Utoc Corp........................................    92,900      327,842
  #*  Wakachiku Construction Co., Ltd.................. 1,204,000    1,440,316
      Wakita & Co., Ltd................................   197,000    2,209,444
  #   Weathernews, Inc.................................    37,900      969,027
  #   Yahagi Construction Co., Ltd.....................   147,200    1,362,793
      YAMABIKO Corp....................................    35,182    1,220,569
      Yamato Corp......................................    82,000      269,444
      Yamaura Corp.....................................    25,000       66,023
      Yamazen Corp.....................................   305,500    1,781,775
      Yasuda Warehouse Co., Ltd. (The).................   100,100      969,796
      Yokogawa Bridge Holdings Corp....................   170,400    2,316,234
      Yondenko Corp....................................   132,800      472,875
      Yuasa Trading Co., Ltd...........................   996,000    2,077,619
      Yuken Kogyo Co., Ltd.............................   183,000      414,587
  #   Yumeshin Holdings Co., Ltd.......................    55,900      489,591
      Yurtec Corp......................................   256,000      888,411
      Yusen Logistics Co., Ltd.........................   103,200    1,231,118
  #   Yushin Precision Equipment Co., Ltd..............    14,534      318,998
      Zuiko Corp.......................................     8,800      471,276
                                                                  ------------
  Total Industrials....................................            665,852,703
                                                                  ------------
  Information Technology -- (10.6%)
  #   A&D Co., Ltd.....................................    94,100      553,018
      Ai Holdings Corp.................................   255,500    3,430,177
      Aichi Tokei Denki Co., Ltd.......................   192,000      555,590
  #   Aiphone Co., Ltd.................................    84,900    1,388,237
  #   Allied Telesis Holdings KK.......................   470,700      462,722
      Alpha Systems, Inc...............................    35,560      462,730
  *   Alps Electric Co., Ltd........................... 1,052,600   13,757,758

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Information Technology -- (Continued)
       Amano Corp.......................................   351,700 $3,660,201
       Anritsu Corp.....................................   400,400  4,389,205
       AOI Electronic Co., Ltd..........................    35,200    599,783
       Argo Graphics, Inc...............................    25,600    436,215
       Arisawa Manufacturing Co., Ltd...................   186,600  1,041,805
       Asahi Net, Inc...................................    74,000    372,880
   #   Axell Corp.......................................    43,600    741,383
       Azbil Corp.......................................   178,400  4,218,856
   #   Bit-isle, Inc....................................   112,900    800,007
       CAC Corp.........................................    72,400    660,507
       Canon Electronics, Inc...........................   127,100  2,422,927
   #   Capcom Co., Ltd..................................   184,900  3,611,470
       Chino Corp.......................................   165,000    355,860
   #   CMK Corp.........................................   263,200    653,553
       Computer Engineering & Consulting, Ltd...........    69,400    452,755
       CONEXIO Corp.....................................   104,600    855,017
       Core Corp........................................    37,100    274,964
       Cresco, Ltd......................................    23,200    217,075
       Cybernet Systems Co., Ltd........................    12,000     44,183
   #   Cybozu, Inc......................................   115,700    479,103
   #   Dai-ichi Seiko Co., Ltd..........................    53,200    636,818
   #   Daishinku Corp...................................   193,000    820,325
       Daito Electron Co., Ltd..........................     5,900     21,847
       Daiwabo Holdings Co., Ltd........................ 1,152,000  2,258,930
       Denki Kogyo Co., Ltd.............................   319,000  2,062,793
       DKK-Toa Corp.....................................    38,200    178,543
       DTS Corp.........................................   114,800  2,167,043
   #   Dwango Co., Ltd..................................   103,400  2,580,997
       Eizo Corp........................................    99,300  2,497,907
       Elecom Co., Ltd..................................    43,500    626,869
   #   Elematec Corp....................................    39,871    686,739
   #   EM Systems Co., Ltd..............................    11,500    229,513
   #   Enplas Corp......................................    45,000  2,996,639
   #   ESPEC Corp.......................................   123,100    995,955
       Excel Co., Ltd...................................    36,400    444,216
       Faith, Inc.......................................    27,910    290,906
   #*  FDK Corp.........................................    99,000    148,679
       Ferrotec Corp....................................   179,000  1,145,941
   #   Fuji Electronics Co., Ltd........................    55,100    757,652
       Fuji Soft, Inc...................................   120,000  2,790,865
   #   Fujitsu Frontech, Ltd............................    77,500  1,089,752
   #   Furuno Electric Co., Ltd.........................    86,500    623,805
   #   Furuya Metal Co., Ltd............................    10,800    224,072
       Future Architect, Inc............................   114,800    704,526
       GMO Payment Gateway, Inc.........................    11,700    557,406
       Gurunavi, Inc....................................    83,100  2,337,535
       Hakuto Co., Ltd..................................    85,700    848,924
   #   Hioki EE Corp....................................    45,400    619,282
       Hitachi Kokusai Electric, Inc....................   189,500  2,489,358
       Hochiki Corp.....................................    97,000    549,468
   #   Hokuriku Electric Industry Co., Ltd..............   398,000    611,251
   #   Horiba, Ltd......................................   218,850  7,922,825
       Hosiden Corp.....................................   351,400  1,761,702

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
    Information Technology -- (Continued)
        I-Net Corp.......................................  47,800 $  378,610
        Icom, Inc........................................  49,700  1,110,833
    #*  Ikegami Tsushinki Co., Ltd....................... 268,000    294,283
        Imagica Robot Holdings, Inc......................   2,200     12,714
        Ines Corp........................................ 202,300  1,487,591
    #   Infocom Corp.....................................  73,800    629,507
    #   Infomart Corp....................................  33,100    551,614
        Information Services International-Dentsu, Ltd...  76,700    824,691
        Innotech Corp....................................  92,200    436,100
        Internet Initiative Japan, Inc................... 167,100  4,102,568
        Iriso Electronics Co., Ltd.......................  45,400  2,079,967
        IT Holdings Corp................................. 448,301  7,415,333
        Itfor, Inc.......................................  99,500    468,420
        Iwatsu Electric Co., Ltd......................... 541,000    507,602
    #   Japan Aviation Electronics Industry, Ltd......... 349,600  5,297,453
        Japan Digital Laboratory Co., Ltd................ 117,300  1,749,002
    #*  Japan Radio Co., Ltd............................. 304,000  1,033,588
        Jastec Co., Ltd..................................  61,400    467,696
    #   JBCC Holdings, Inc...............................  84,900    652,325
    *   Justsystems Corp................................. 165,300  1,407,922
        Kaga Electronics Co., Ltd........................ 116,400  1,433,245
        Kanematsu Electronics, Ltd.......................  83,100  1,095,935
        Koa Corp......................................... 189,200  2,086,318
        Kyoden Co., Ltd..................................   1,300      2,525
    #   Kyoei Sangyo Co., Ltd............................  97,000    172,209
        Kyowa Electronics Instruments Co., Ltd...........  59,000    240,584
    #   LAC Co., Ltd.....................................  61,400    351,051
    #   Lasertec Corp....................................  79,900    847,700
    *   Livesense, Inc...................................  34,600    734,792
        Macnica, Inc.....................................  57,900  1,710,448
        Marubun Corp.....................................  98,500    567,320
    #   Maruwa Co. Ltd/Aichi.............................  53,800  1,829,509
    #   Marvelous AQL, Inc............................... 163,400  1,066,203
        Megachips Corp................................... 104,400  1,423,626
        Meiko Electronics Co., Ltd.......................  70,200    538,864
    #   Melco Holdings, Inc..............................  77,000  1,265,542
    #   Micronics Japan Co., Ltd.........................  31,200  1,745,647
        Mimasu Semiconductor Industry Co., Ltd...........  94,181    782,808
    #   Miraial Co., Ltd.................................  33,800    501,558
        Miroku Jyoho Service Co., Ltd....................  99,500    416,484
        Mitsubishi Research Institute, Inc...............  23,300    493,224
        Mitsui High-Tec, Inc............................. 146,300    972,758
    #   Mitsui Knowledge Industry Co., Ltd............... 364,300    571,473
    *   Mitsumi Electric Co., Ltd........................ 560,900  3,975,148
    #   MTI, Ltd.........................................  36,800    559,677
    #   Mutoh Holdings Co., Ltd.......................... 101,000    479,708
        Nagano Keiki Co., Ltd............................   5,500     35,781
        Nakayo Telecommunications, Inc................... 411,000  1,376,907
        NEC Fielding, Ltd................................  97,600  1,376,774
        NEC Networks & System Integration Corp........... 140,600  3,265,215
    #   NET One Systems Co., Ltd......................... 493,600  3,067,426
    *   New Japan Radio Co., Ltd.........................  12,000     42,611
        Nichicon Corp.................................... 302,300  2,571,625

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  Information Technology -- (Continued)
      Nidec Copal Electronics Corp.....................    87,400 $   658,194
      NIFTY Corp.......................................    47,400     608,254
  #   Nihon Dempa Kogyo Co., Ltd.......................   105,700     893,908
  #   Nihon Unisys, Ltd................................   274,175   2,786,297
  #   Nippon Ceramic Co., Ltd..........................    88,600   1,360,941
  *   Nippon Chemi-Con Corp............................   781,000   2,563,058
      Nippon Kodoshi Corp..............................     6,200      66,375
      Nippon Systemware Co., Ltd.......................    27,900     132,807
      Nohmi Bosai, Ltd.................................   135,000   1,389,793
  #   NS Solutions Corp................................    97,800   2,498,953
      NSD Co., Ltd.....................................   202,500   2,780,600
      Nuflare Technology, Inc..........................    15,200   1,586,047
      OBIC Business Consultants, Ltd...................    20,300     682,476
      Ohara, Inc.......................................    47,600     280,652
      Okaya Electric Industries Co., Ltd...............    73,000     270,288
  #*  Oki Electric Industry Co., Ltd................... 2,615,000   5,933,224
      ONO Sokki Co., Ltd...............................   114,000     530,961
      Optex Co., Ltd...................................    59,300     926,593
  #   Origin Electric Co., Ltd.........................   168,000     520,668
  #   Osaki Electric Co., Ltd..........................   173,000   1,025,518
      Panasonic Industrial Devices SUNX Co., Ltd.......   110,800     511,833
      Panasonic Information Systems....................    15,700     425,104
      PCA Corp.........................................     2,500      34,524
      Riken Keiki Co., Ltd.............................    82,300     694,081
      Riso Kagaku Corp.................................    91,800   1,824,456
      Ryoden Trading Co., Ltd..........................   173,000   1,216,230
      Ryosan Co., Ltd..................................   189,600   3,953,507
      Ryoyo Electro Corp...............................   113,200   1,196,863
  #   Sanken Electric Co., Ltd.........................   610,000   4,201,734
      Sanshin Electronics Co., Ltd.....................   154,200   1,093,883
      Satori Electric Co., Ltd.........................    79,080     484,389
      Saxa Holdings, Inc...............................   307,000     460,068
      Shibaura Electronics Co., Ltd....................    15,900     272,995
  #*  Shibaura Mechatronics Corp.......................   199,000     457,781
      Shindengen Electric Manufacturing Co., Ltd.......   410,000   2,522,789
  #   Shinkawa, Ltd....................................    68,300     400,337
      Shinko Electric Industries Co., Ltd..............   403,000   3,089,470
      Shinko Shoji Co., Ltd............................   125,200   1,104,271
      Shizuki Electric Co., Inc........................   103,000     461,453
      Siix Corp........................................    87,200   1,219,820
  #   SMK Corp.........................................   347,000   1,681,683
      SMS Co., Ltd.....................................    29,100     597,535
  #   Softbank Technology Corp.........................    15,400     209,290
  *   Softbrain Co., Ltd...............................     7,700      10,375
      Soshin Electric Co., Ltd.........................     4,600      17,561
  #   Square Enix Holdings Co., Ltd....................   372,200  10,493,561
      SRA Holdings.....................................    51,300     699,639
      Sumida Corp......................................    86,249     429,433
  #   Sun-Wa Technos Corp..............................    16,500     143,052
      Systena Corp.....................................   117,600     857,688
  #*  Tabuchi Electric Co., Ltd........................   102,000     465,700
      Tachibana Eletech Co., Ltd.......................    63,300     821,958
  #   Taiyo Yuden Co., Ltd.............................   619,100   7,446,004

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  Information Technology -- (Continued)
      Tamura Corp......................................   422,000 $  1,187,926
  #*  Teac Corp........................................   295,000      251,315
      Tecmo Koei Holdings Co., Ltd.....................   150,730    1,837,437
      Teikoku Tsushin Kogyo Co., Ltd...................   215,000      359,404
      TKC Corp.........................................   110,100    2,046,304
  #   Tokyo Electron Device, Ltd.......................    34,200      518,748
      Tokyo Seimitsu Co., Ltd..........................   216,900    4,224,599
      Tomen Devices Corp...............................     2,400       42,535
      Tomen Electronics Corp...........................    61,000      977,438
      Topcon Corp......................................   152,100    2,096,628
      Tose Co., Ltd....................................    22,100      180,081
      Toshiba TEC Corp.................................   697,000    4,623,039
      Toukei Computer Co., Ltd.........................    26,810      396,750
  #   Towa Corp........................................   112,000      534,995
      Toyo Corp........................................   153,600    1,571,047
      Transcosmos, Inc.................................   137,700    2,878,702
      UKC Holdings Corp................................    59,800      964,415
  *   Ulvac, Inc.......................................   238,300    3,888,232
  *   Uniden Corp......................................   377,000    1,141,178
  #   UT Holdings Co., Ltd.............................   144,600      773,614
      Wellnet Corp.....................................    31,500      595,191
      Y A C Co., Ltd...................................    37,700      200,015
  #*  Yamaichi Electronics Co., Ltd....................    75,700      337,096
      Yashima Denki Co., Ltd...........................     7,700       33,718
      Yokowo Co., Ltd..................................    84,300      449,761
  #   Zappallas, Inc...................................    52,200      384,417
  #   Zuken, Inc.......................................    94,600      772,768
                                                                  ------------
  Total Information Technology.........................            270,347,605
                                                                  ------------
  Materials -- (10.2%)
      Achilles Corp....................................   874,000    1,232,566
      ADEKA Corp.......................................   494,600    5,441,875
  #   Agro-Kanesho Co., Ltd............................    14,000      116,865
      Aichi Steel Corp.................................   587,000    2,360,020
      Alconix Corp.....................................    25,700      556,885
      Arakawa Chemical Industries, Ltd.................    79,200      698,294
  #   Araya Industrial Co., Ltd........................   276,000      406,789
      Asahi Holdings, Inc..............................   139,150    2,600,435
      Asahi Organic Chemicals Industry Co., Ltd........   391,000      826,665
      Asahi Printing Co., Ltd..........................       800       17,696
      C Uyemura & Co., Ltd.............................    17,800      834,278
  *   Carlit Holdings Co., Ltd.........................    67,500      314,146
      Chuetsu Pulp & Paper Co., Ltd....................   568,000    1,181,034
  #*  Chugai Mining Co., Ltd........................... 1,012,400      315,132
      Chugoku Marine Paints, Ltd.......................   341,000    1,847,369
  *   Chuo Denki Kogyo Co., Ltd........................   100,100      328,364
  *   Co-Op Chemical Co., Ltd..........................   159,000      223,030
      Dai Nippon Toryo Co., Ltd........................   683,000    1,080,070
      Daiichi Kigenso Kagaku-Kogyo Co., Ltd............     8,200      208,666
      Daiken Corp......................................   401,000    1,028,679
      Daiki Aluminium Industry Co., Ltd................   142,000      370,786
      Dainichiseika Color & Chemicals Manufacturing
        Co., Ltd.......................................   376,000    1,680,572
  #   Daio Paper Corp..................................   526,500    4,521,346

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Materials -- (Continued)
       Daiso Co., Ltd...................................   411,000 $1,472,462
   #   DC Co., Ltd......................................   113,900    687,833
       Denki Kagaku Kogyo KK............................   387,000  1,484,183
   #   DKS Co., Ltd.....................................   197,000    619,175
       Dynapac Co., Ltd.................................    25,000     62,165
       Earth Chemical Co., Ltd..........................    52,700  1,771,534
   #   FP Corp..........................................    68,000  4,240,178
       Fuji Seal International, Inc.....................   121,900  4,048,022
       Fujikura Kasei Co., Ltd..........................   138,000    788,830
       Fujimi, Inc......................................   108,700  1,338,200
       Fujimori Kogyo Co., Ltd..........................    69,200  1,604,951
       Fumakilla, Ltd...................................    45,000    142,547
       Fuso Chemical Co., Ltd...........................     2,900     77,623
       Godo Steel, Ltd..................................   899,000  1,524,301
   #   Gun-Ei Chemical Industry Co., Ltd................   276,000  1,160,909
       Harima Chemicals Group, Inc......................    73,300    329,667
   #   Hodogaya Chemical Co., Ltd.......................   289,000    559,354
       Hokkan Holdings, Ltd.............................   283,000    886,864
   #   Hokko Chemical Industry Co., Ltd.................    90,000    300,833
   #   Hokuetsu Kishu Paper Co., Ltd....................   862,199  3,755,668
       Honshu Chemical Industry Co., Ltd................    14,000     87,895
   #   Ihara Chemical Industry Co., Ltd.................   211,000  1,500,436
       Ise Chemical Corp................................    83,000    672,035
   *   Ishihara Sangyo Kaisha, Ltd...................... 1,854,500  2,152,827
       Ishizuka Glass Co., Ltd..........................   119,000    341,596
       JCU Corp.........................................    11,900    671,108
       JSP Corp.........................................   103,900  1,531,365
   #*  Kanto Denka Kogyo Co., Ltd.......................    91,000    211,721
       Katakura Chikkarin Co., Ltd......................    43,000    113,335
       Kawakin Holdings Co., Ltd........................    11,000     29,215
       Kawasaki Kasei Chemicals, Ltd....................    84,000    127,996
       Koatsu Gas Kogyo Co., Ltd........................   163,493    909,966
       Kogi Corp........................................    30,000     57,059
       Kohsoku Corp.....................................    61,900    542,490
       Konishi Co., Ltd.................................    87,400  1,646,980
       Krosaki Harima Corp..............................   260,000    591,445
       Kumiai Chemical Industry Co., Ltd................   271,000  1,565,973
       Kureha Corp......................................   736,500  3,360,917
       Kurimoto, Ltd....................................   702,000  1,616,587
   #   Kyoei Steel, Ltd.................................    95,200  1,908,750
       Kyowa Leather Cloth Co., Ltd.....................    71,700    353,470
       Lintec Corp......................................   264,300  4,824,563
       MEC Co., Ltd.....................................    76,500    527,538
       Mitani Sekisan Co., Ltd..........................    17,000    198,492
   *   Mitsubishi Paper Mills, Ltd...................... 1,542,000  1,484,100
       Mitsubishi Steel Manufacturing Co., Ltd..........   743,000  1,855,273
       Mitsui Mining & Smelting Co., Ltd................ 3,353,000  8,928,691
       MORESCO Corp.....................................    23,400    373,643
       Mory Industries, Inc.............................   156,000    637,187
   #*  Nakayama Steel Works, Ltd........................   422,000    370,669
       Neturen Co., Ltd.................................   154,500  1,156,575
   #*  New Japan Chemical Co., Ltd......................   182,300    460,561
       Nichia Steel Works, Ltd..........................   175,900    620,813

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Materials -- (Continued)
       Nihon Kagaku Sangyo Co., Ltd.....................    78,000 $  599,232
       Nihon Nohyaku Co., Ltd...........................   252,000  3,516,161
       Nihon Parkerizing Co., Ltd.......................   271,000  5,858,497
       Nihon Yamamura Glass Co., Ltd....................   491,000    877,941
   #   Nippon Carbide Industries Co., Inc...............   369,000    952,059
   #*  Nippon Chemical Industrial Co., Ltd..............   491,000    654,556
       Nippon Chutetsukan KK............................   113,000    243,296
       Nippon Concrete Industries Co., Ltd..............   180,000    901,439
   #   Nippon Denko Co., Ltd............................   514,000  1,476,968
       Nippon Fine Chemical Co., Ltd....................    85,600    520,970
   #   Nippon Kasei Chemical Co., Ltd...................   183,000    260,914
   *   Nippon Kinzoku Co., Ltd..........................   264,000    352,684
   #*  Nippon Koshuha Steel Co., Ltd....................   458,000    475,421
       Nippon Light Metal Holdings Co., Ltd............. 3,026,200  4,293,171
   #   Nippon Paper Industries Co., Ltd.................   174,000  3,131,791
       Nippon Pillar Packing Co., Ltd...................   113,000    738,167
       Nippon Soda Co., Ltd.............................   785,000  4,459,870
       Nippon Synthetic Chemical Industry Co., Ltd.
         (The)..........................................   289,000  2,573,958
   #   Nippon Valqua Industries, Ltd....................   465,000  1,264,212
   #   Nisshin Steel Holdings Co., Ltd..................   453,992  4,816,948
       Nitta Gelatin, Inc...............................     3,000     28,080
       Nittetsu Mining Co., Ltd.........................   375,000  1,747,609
       Nitto FC Co., Ltd................................    72,000    440,407
       NOF Corp.........................................   833,000  5,820,137
       Okamoto Industries, Inc..........................   414,000  1,358,732
       Okura Industrial Co., Ltd........................   305,000    984,447
       Osaka Organic Chemical Industry, Ltd.............    66,000    295,357
       Osaka Steel Co., Ltd.............................    77,700  1,308,273
   #   OSAKA Titanium Technologies Co., Ltd.............    81,600  1,313,138
   #   Pacific Metals Co., Ltd..........................   823,000  2,863,685
       Pack Corp. (The).................................    75,200  1,305,923
   #*  Rasa Industries, Ltd.............................   430,000    684,773
       Rengo Co., Ltd................................... 1,219,000  6,413,545
       Riken Technos Corp...............................   203,000  1,218,410
       Sakai Chemical Industry Co., Ltd.................   535,000  1,611,186
       Sakata INX Corp..................................   242,000  2,190,577
       Sanyo Chemical Industries, Ltd...................   347,000  2,423,027
       Sanyo Special Steel Co., Ltd.....................   592,300  2,622,018
   #   Seiko PMC Corp...................................    13,500    106,995
       Sekisui Plastics Co., Ltd........................   235,000    644,083
       Shikoku Chemicals Corp...........................   239,000  1,829,684
       Shin-Etsu Polymer Co., Ltd.......................   249,100    925,773
       Shinagawa Refractories Co., Ltd..................   246,000    533,043
       Shinko Wire Co., Ltd.............................   184,000    323,191
       Stella Chemifa Corp..............................    53,600    797,617
       Sumitomo Bakelite Co., Ltd....................... 1,158,000  4,317,523
       Sumitomo Osaka Cement Co., Ltd................... 2,274,000  8,502,371
   #   Sumitomo Seika Chemicals Co., Ltd................   259,000  2,059,835
       T Hasegawa Co., Ltd..............................   122,900  1,707,718
       T&K Toka Co., Ltd................................    34,100    726,035
       Taisei Lamick Co., Ltd...........................    27,600    717,430
       Taiyo Holdings Co., Ltd..........................    86,400  2,802,543
       Takasago International Corp......................   433,000  2,386,573

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                      ---------- --------------
Materials -- (Continued)
      Takiron Co., Ltd...............................    304,000 $    1,293,802
*     Tanaka Chemical Corp...........................      1,100          4,961
      Tayca Corp.....................................    159,000        453,092
      Tenma Corp.....................................     87,000      1,198,456
#     Toagosei Co., Ltd..............................  1,252,000      5,151,522
#     Toda Kogyo Corp................................    220,000        594,865
#     Toho Titanium Co., Ltd.........................    132,500        861,854
      Toho Zinc Co., Ltd.............................    741,000      2,599,307
#     Tokai Carbon Co., Ltd..........................  1,202,000      3,852,196
      Tokushu Tokai Paper Co., Ltd...................    551,580      1,134,043
      Tokuyama Corp..................................  1,979,000      7,907,535
      Tokyo Ohka Kogyo Co., Ltd......................    180,800      3,591,796
#*    Tokyo Rope Manufacturing Co., Ltd..............    127,000        198,621
#*    Tokyo Steel Manufacturing Co., Ltd.............    654,900      3,309,143
      Tokyo Tekko Co., Ltd...........................    232,000        843,117
      Tomoegawa Co., Ltd.............................    125,000        237,585
      Tomoku Co., Ltd................................    320,000      1,033,704
      Topy Industries, Ltd...........................  1,102,000      1,923,234
      Toyo Ink SC Holdings Co., Ltd..................  1,076,000      5,173,794
      Toyo Kohan Co., Ltd............................    286,000      1,310,316
      Toyobo Co., Ltd................................  4,867,000      8,640,999
      TYK Corp.......................................    138,000        301,992
      UACJ Corp......................................  1,263,415      4,923,342
      Wood One Co., Ltd..............................    169,000        533,151
      Yodogawa Steel Works, Ltd......................    786,500      3,396,750
      Yuki Gosei Kogyo Co., Ltd......................     64,000        171,682
      Yushiro Chemical Industry Co., Ltd.............     60,000        601,254
                                                                 --------------
Total Materials......................................               258,698,238
                                                                 --------------
Telecommunication Services -- (0.0%)
*     Japan Communications, Inc......................        244         37,966
      Okinawa Cellular Telephone Co..................     36,400        950,068
                                                                 --------------
Total Telecommunication Services.....................                   988,034
                                                                 --------------
      Utilities -- (0.4%)............................
#     Hokkaido Gas Co., Ltd..........................    265,000        714,636
      Hokuriku Gas Co., Ltd..........................     99,000        268,045
*     K&O Energy Group, Inc..........................     77,500      1,122,639
      Okinawa Electric Power Co., Inc. (The).........     93,671      2,933,452
      Saibu Gas Co., Ltd.............................  1,649,000      3,879,342
      Shizuoka Gas Co., Ltd..........................    307,000      1,811,220
                                                                 --------------
Total Utilities......................................                10,729,334
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,256,625,740
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@  DFA Short Term Investment Fund................. 24,632,671    285,000,000

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)      VALUE+
                                                        ------- --------------
  @   Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.03%, 02/03/14 (Collateralized by
        $5,572,902 GNMA 3.50%, 09/20/42, valued at
        $5,009,064) to be repurchased at $4,910,855.... $4,911. $    4,910,847
                                                                --------------
  TOTAL SECURITIES LENDING COLLATERAL..................            289,910,847
                                                                --------------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,391,479,888)^^..........................           $2,546,536,587
                                                                ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $ 6,346,008 $  458,827,955   --    $  465,173,963
   Consumer Staples...........          --    205,762,978   --       205,762,978
   Energy.....................          --     24,133,577   --        24,133,577
   Financials.................   5,028,852    239,146,145   --       244,174,997
   Health Care................          --    110,764,311   --       110,764,311
   Industrials................          --    665,852,703   --       665,852,703
   Information Technology.....          --    270,347,605   --       270,347,605
   Materials..................          --    258,698,238   --       258,698,238
   Telecommunication Services.          --        988,034   --           988,034
   Utilities..................   1,122,639      9,606,695   --        10,729,334
Securities Lending Collateral.          --    289,910,847   --       289,910,847
                               ----------- --------------   --    --------------
TOTAL......................... $12,497,499 $2,534,039,088   --    $2,546,536,587
                               =========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (79.8%)
  AUSTRALIA -- (39.7%)
  *   AAT Corp., Ltd...................................     9,992 $        --
  #*  ABM Resources NL................................. 4,344,904     105,754
      Acrux, Ltd.......................................    82,993     167,531
  #   Adelaide Brighton, Ltd........................... 2,242,840   7,422,352
  #*  Aditya Birla Minerals, Ltd.......................   884,599     259,112
  *   AED Oil, Ltd.....................................   363,401          --
  #   Ainsworth Game Technology, Ltd...................   429,983   1,589,563
  #*  AJ Lucas Group, Ltd..............................   317,969     327,547
  *   Alchemia, Ltd....................................   459,735     243,223
  *   Alcyone Resources, Ltd........................... 4,280,423       3,757
  #*  Alkane Resources, Ltd............................ 1,255,636     470,424
  *   Alliance Resources, Ltd..........................   399,488      60,662
  #   Altium, Ltd......................................    30,120      66,416
  *   Altona Mining, Ltd............................... 1,108,169     172,294
      AMA Group, Ltd...................................    15,236       4,063
      Amalgamated Holdings, Ltd........................   465,087   3,301,433
  #   Amcom Telecommunications, Ltd.................... 1,351,746   2,348,989
  #   Ansell, Ltd......................................   474,660   7,956,657
  *   Antares Energy, Ltd.............................. 1,057,259     476,509
      AP Eagers, Ltd...................................   235,789   1,075,696
  #*  APN News & Media, Ltd............................ 2,557,756   1,054,357
  #*  Aquarius Platinum, Ltd........................... 1,652,760   1,097,760
  #*  Aquila Resources, Ltd............................   450,759     955,601
  *   Arafura Resources, Ltd........................... 1,004,551      86,971
  #   ARB Corp., Ltd...................................   369,958   3,569,749
      Aristocrat Leisure, Ltd.......................... 2,718,335  10,825,678
      Arrium, Ltd...................................... 7,940,917  10,795,895
  #*  ASG Group, Ltd...................................   642,515     263,495
  *   Atlantic, Ltd....................................    21,276       3,153
  #   Atlas Iron, Ltd.................................. 5,310,349   4,657,233
  #*  Aurora Oil & Gas, Ltd............................ 2,566,752   6,137,292
  #   Ausdrill, Ltd.................................... 1,626,896   1,279,941
  #   Ausenco, Ltd.....................................   750,916     458,517
  #*  Austal, Ltd...................................... 1,105,762     821,493
  #   Austbrokers Holdings, Ltd........................   191,420   1,892,315
  #   Austin Engineering, Ltd..........................   279,815     869,952
  *   Austpac Resources NL............................. 1,539,067      36,278
  #*  Australian Agricultural Co., Ltd................. 2,105,562   2,185,076
  #   Australian Infrastructure Fund................... 3,606,473      22,075
      Australian Pharmaceutical Industries, Ltd........ 2,452,401   1,276,393
      Australian Vintage, Ltd.......................... 4,096,187   1,593,732
  #   Automotive Holdings Group, Ltd...................   982,916   3,222,833
  *   Avanco Resources, Ltd............................ 2,444,368     151,294
      Aveo Group.......................................   481,499     895,902
  #*  AVJennings, Ltd.................................. 7,259,050   3,711,949
  *   AWE, Ltd......................................... 2,897,621   3,287,039
  #*  Bandanna Energy, Ltd.............................   452,591      63,178
  #   BC Iron, Ltd.....................................   748,263   3,372,216
      Beach Energy, Ltd................................ 7,590,177   9,456,440
  #   Bega Cheese, Ltd.................................   177,062     749,052
  #   Bentham IMF, Ltd.................................   350,860     547,396

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  *   Berkeley Resources, Ltd..........................   434,006 $   109,868
      Beyond International, Ltd........................    61,256      91,036
  #*  Billabong International, Ltd..................... 2,405,531   1,266,299
  #*  Bionomics, Ltd...................................   307,673     194,117
      Bisalloy Steel Group, Ltd........................    55,691      39,614
  #   Blackmores, Ltd..................................    78,760   1,506,924
  #*  Blackthorn Resources, Ltd........................   224,195      46,714
  *   BlueScope Steel, Ltd............................. 2,365,706  11,175,654
  #   Boart Longyear, Ltd.............................. 2,737,139   1,125,267
  *   Boom Logistics, Ltd..............................   812,985     128,291
  *   Boulder Steel, Ltd...............................   165,585       1,739
  #   Bradken, Ltd..................................... 1,235,116   5,401,377
  #   Breville Group, Ltd..............................   672,625   4,784,454
  #   Brickworks, Ltd..................................   151,609   1,883,487
      BSA, Ltd.........................................   375,573      36,197
      BT Investment Management, Ltd....................   376,408   2,007,993
  #*  Buccaneer Energy, Ltd............................ 4,354,425      45,417
  #*  Buru Energy, Ltd.................................   289,803     464,319
  #   Cabcharge Australia, Ltd.........................   699,751   2,344,232
      Calliden Group, Ltd..............................   389,687      93,968
  *   Cape Lambert Resources, Ltd......................   373,413      37,531
  *   Capral, Ltd......................................    58,499       8,930
  #   Cardno, Ltd......................................   726,620   4,070,434
  #*  Carnarvon Petroleum, Ltd......................... 4,944,854     259,044
  *   Carnegie Wave Energy, Ltd........................   263,165      11,552
      carsales.com, Ltd................................ 1,469,784  11,598,212
  #   Cash Converters International, Ltd............... 1,782,513   1,359,790
  *   CDS Technologies, Ltd............................    13,276          --
  #   Cedar Woods Properties, Ltd......................   260,222   1,705,293
  *   Centaurus Metals, Ltd............................    62,645       8,712
  #*  Central Petroleum, Ltd...........................   172,103      57,088
  *   Centrebet International, Ltd. Claim Units........    81,336          --
  #*  Ceramic Fuel Cells, Ltd.......................... 3,188,070     111,953
  *   Chalice Gold Mines, Ltd..........................   320,684      37,876
      Challenger, Ltd..................................   129,231     677,574
  #   Chandler Macleod Group, Ltd......................   448,233     162,654
  *   ChemGenex Pharmaceuticals, Ltd...................   115,291          --
  #*  Citigold Corp., Ltd.............................. 3,765,806     164,403
  *   Clinuvel Pharmaceuticals, Ltd....................    90,888     113,106
      Clover Corp., Ltd................................   434,207     216,254
  #*  Coal of Africa, Ltd..............................   668,800      75,048
  #*  Coalspur Mines, Ltd.............................. 1,239,823     341,225
  #*  Cockatoo Coal, Ltd............................... 6,931,645     208,521
  #   Codan, Ltd.......................................   400,153     334,675
  *   Coffey International, Ltd........................ 1,048,636     215,699
  #   Collection House, Ltd............................ 1,912,452   3,086,443
  #   Collins Foods, Ltd...............................   227,248     400,644
  *   Comet Ridge, Ltd.................................    15,204       2,066
  *   Cooper Energy, Ltd...............................   336,842     141,423
      Corporate Travel Management, Ltd.................    37,386     175,358
      Coventry Group, Ltd..............................   144,778     364,849
      Credit Corp. Group, Ltd..........................   110,382     915,027
      Crowe Horwath Australasia, Ltd................... 1,290,407     287,749

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  AUSTRALIA -- (Continued)
  #   CSG, Ltd.........................................    740,785 $   604,449
      CSR, Ltd.........................................  3,052,425   7,808,769
  #   CTI Logistics, Ltd...............................      7,200      15,472
  #*  Cudeco, Ltd......................................    399,317     509,220
  #*  Cue Energy Resources, Ltd........................  1,378,665     163,294
  #   Data#3, Ltd......................................    440,050     345,070
  #   David Jones, Ltd.................................  3,958,412  10,353,858
  #   Decmil Group, Ltd................................    805,861   1,378,058
  *   Deep Yellow, Ltd.................................  1,039,981      20,827
  *   Devine, Ltd......................................    497,498     358,049
  #*  Discovery Metals, Ltd............................  1,368,337      51,140
  #   Domino's Pizza Enterprises, Ltd..................     78,638   1,114,537
      Downer EDI, Ltd..................................  2,554,860  11,006,427
  *   Dragon Mining, Ltd...............................    121,430      15,927
  #*  Drillsearch Energy, Ltd..........................  2,276,101   2,875,708
  #   DUET Group.......................................    574,404   1,047,707
      DuluxGroup, Ltd..................................  2,673,575  12,523,804
  #   DWS, Ltd.........................................    382,927     449,034
  #   Echo Entertainment Group, Ltd....................  2,422,642   5,006,265
  *   EHG Corp., Ltd...................................        482          --
  #*  Elders, Ltd......................................  1,419,921     155,034
  *   Elemental Minerals, Ltd..........................    388,188     101,340
  #   Emeco Holdings, Ltd..............................  3,486,773     795,556
  *   Empire Oil & Gas NL..............................    922,161       8,906
  *   Energy Resources of Australia, Ltd...............    855,780     945,977
  #*  Energy World Corp., Ltd..........................  4,263,928   1,358,358
      Envestra, Ltd....................................  7,064,875   7,052,107
  #*  Equatorial Resources, Ltd........................    176,571      89,272
      ERM Power, Ltd...................................    108,859     244,810
      Ethane Pipeline Income Fund......................    172,992     263,422
      Euroz, Ltd.......................................     90,019      95,161
  #   Evolution Mining, Ltd............................  1,902,715   1,041,314
  #   Fairfax Media, Ltd............................... 11,657,300   6,818,269
  #   Fantastic Holdings, Ltd..........................    335,900     588,014
  #*  FAR, Ltd.........................................  8,567,778     291,511
      Finbar Group, Ltd................................    111,165     155,660
  *   Finders Resources, Ltd...........................      7,442       1,171
  #   Fleetwood Corp., Ltd.............................    378,782     954,109
      FlexiGroup, Ltd..................................    620,491   2,195,237
  #*  Flinders Mines, Ltd..............................  6,909,293     186,600
  #*  Focus Minerals, Ltd.............................. 19,167,915     186,955
  #   Forge Group, Ltd.................................    411,374     257,910
      Funtastic, Ltd...................................     14,936       2,092
      G8 Education, Ltd................................    475,325   1,351,321
  *   Galaxy Resources, Ltd............................    760,450      45,627
      Gazal Corp., Ltd.................................     75,960     200,041
  #*  Geodynamics, Ltd.................................  1,015,653      67,618
  #*  Gindalbie Metals, Ltd............................  2,927,610     253,576
      Global Construction Services, Ltd................      4,832       1,782
      Goodman Fielder, Ltd............................. 10,278,586   6,123,024
      GrainCorp, Ltd. Class A..........................  1,090,482   7,245,399
  #   Grange Resources, Ltd............................  1,485,766     350,512
      Greencross, Ltd..................................      7,711      57,189

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  #*  Greenland Minerals & Energy, Ltd.................   796,390 $   129,198
  #*  Gryphon Minerals, Ltd............................ 1,931,531     297,632
  #   GUD Holdings, Ltd................................   530,322   2,911,389
  *   Gujarat NRE Coking Coal, Ltd.....................   119,865       8,392
  #*  Gunns, Ltd....................................... 2,872,620          --
  #   GWA Group, Ltd................................... 1,552,780   4,069,719
      Hansen Technologies, Ltd.........................     5,702       6,249
  *   Havilah Resources NL.............................   132,053      27,753
  #   HFA Holdings, Ltd................................   235,865     197,977
      HGL, Ltd.........................................    42,287      20,787
  *   Highlands Pacific, Ltd........................... 2,651,500     163,592
  *   Hillgrove Resources, Ltd......................... 1,601,169     121,209
  #   Hills Holdings, Ltd.............................. 1,178,948   1,807,029
  #*  Horizon Oil, Ltd................................. 6,627,361   1,940,641
  *   Icon Energy, Ltd................................. 1,135,301     143,672
  *   IDM International, Ltd...........................    23,969          --
  #   iiNET, Ltd.......................................   893,749   5,263,196
  #   Imdex, Ltd....................................... 1,203,514     694,311
  #   Independence Group NL............................ 1,479,327   4,250,082
  #*  Indophil Resources NL............................ 3,118,946     422,075
  #*  Infigen Energy................................... 2,081,316     430,643
  #   Infomedia, Ltd................................... 1,477,140     819,850
      Integrated Research, Ltd.........................   336,657     344,756
  #*  Intrepid Mines, Ltd.............................. 1,794,707     439,053
  #   Invocare, Ltd....................................   715,643   6,575,428
      IOOF Holdings, Ltd............................... 1,395,460  10,754,062
      Iress, Ltd.......................................   912,508   7,179,767
  #*  Iron Ore Holdings, Ltd...........................   336,216     271,266
  #   JB Hi-Fi, Ltd....................................   785,455  12,364,181
      Jumbo Interactive, Ltd...........................    95,098     159,338
  *   Jupiter Mines, Ltd...............................   405,443      28,741
      K&S Corp., Ltd...................................   241,533     365,024
  #*  Kagara, Ltd...................................... 1,945,393      39,158
  *   Kangaroo Resources, Ltd.......................... 1,767,709      18,546
  #*  Karoon Gas Australia, Ltd........................   759,802   2,133,683
  #   Kingsgate Consolidated, Ltd...................... 1,196,557   1,142,495
  #*  Kingsrose Mining, Ltd............................   760,046     250,076
  *   Lednium, Ltd.....................................   195,019          --
  #*  Linc Energy, Ltd.(BHB1P05).......................    44,657      46,520
  *   Linc Energy, Ltd.(B12CM37)....................... 1,937,860   1,563,588
  *   Liquefied Natural Gas, Ltd.......................   366,175      96,515
      LogiCamms, Ltd...................................    38,305      46,192
  *   Lonestar Resources, Ltd..........................   819,137     150,671
      Lycopodium, Ltd..................................    80,228     310,557
  #*  Lynas Corp., Ltd................................. 2,279,326     568,564
  #   M2 Group, Ltd....................................   982,490   5,318,434
      MACA, Ltd........................................   472,203   1,049,016
  *   Macmahon Holdings, Ltd........................... 6,319,933     747,904
      Macquarie Atlas Roads Group......................   426,206   1,052,306
  #   Macquarie Telecom Group, Ltd.....................    35,019     253,775
  #   Magellan Financial Group, Ltd....................    67,541     665,889
      Mastermyne Group, Ltd............................     8,431       5,401
  *   Matrix Composites & Engineering, Ltd.............   167,126     160,545

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   AUSTRALIA -- (Continued)
   #*  Maverick Drilling & Exploration, Ltd.............   518,714 $  190,518
   #   MaxiTRANS Industries, Ltd........................   942,578  1,047,882
   *   Mayne Pharma Group, Ltd.......................... 1,933,258  1,245,937
   #   McMillan Shakespeare, Ltd........................   205,636  2,138,341
       McPherson's, Ltd.................................   420,778    492,751
   #*  Medusa Mining, Ltd............................... 1,144,136  1,898,192
   #   Melbourne IT, Ltd................................   454,822    561,205
   *   MEO Australia, Ltd...............................   681,039     28,122
   #   Mermaid Marine Australia, Ltd.................... 1,313,815  3,366,122
   *   Mesoblast, Ltd...................................    99,585    512,501
   *   Metals X, Ltd....................................   579,579     98,644
   *   Metgasco, Ltd....................................   641,952     53,846
   *   Metminco, Ltd....................................   803,323     20,516
   *   MHM Metals, Ltd..................................   117,605      5,950
   #   Mincor Resources NL.............................. 1,004,969    509,377
   #*  Mineral Deposits, Ltd............................   466,063    917,022
   #   Mineral Resources, Ltd...........................   947,069  9,325,895
   #*  Mirabela Nickel, Ltd............................. 2,820,238      2,821
   #*  Molopo Energy, Ltd............................... 1,186,993    213,168
   #   Monadelphous Group, Ltd..........................   649,781  9,065,922
   *   Morning Star Gold NL.............................   332,749     32,033
   #   Mortgage Choice, Ltd.............................   671,018  1,709,784
       Mount Gibson Iron, Ltd........................... 3,795,695  3,476,353
   #   Myer Holdings, Ltd............................... 3,730,669  8,249,941
       MyState, Ltd.....................................   157,973    638,784
   *   Nanosonics, Ltd..................................   152,184    117,228
   #   Navitas, Ltd..................................... 1,381,635  8,176,389
   #*  Neon Energy, Ltd................................. 2,846,674    102,291
   #*  Newsat, Ltd...................................... 1,177,832    479,589
   *   Nexus Energy, Ltd................................ 6,106,883    315,108
   #   NIB Holdings, Ltd................................ 2,138,030  4,731,811
       Nick Scali, Ltd..................................   170,701    433,033
   *   Nido Petroleum, Ltd.............................. 6,093,154    165,646
   #*  Noble Mineral Resources, Ltd.....................   405,717         --
   #*  Northern Iron, Ltd...............................   692,729    102,424
   #   Northern Star Resources, Ltd..................... 2,685,676  2,021,191
   #   NRW Holdings, Ltd................................ 1,887,615  2,070,576
   *   NuCoal Resources, Ltd............................   429,538      7,752
   #   Nufarm, Ltd...................................... 1,017,401  3,458,141
       Oakton, Ltd......................................   394,790    545,839
   *   OM Holdings, Ltd.................................    29,193     15,395
   *   OPUS Group, Ltd..................................    36,822      1,486
   #*  Orocobre, Ltd....................................   328,254    644,404
   #   OrotonGroup, Ltd.................................   122,389    449,920
   *   Otto Energy, Ltd................................. 1,936,175    155,223
   #   OZ Minerals, Ltd................................. 1,930,585  5,921,452
       Pacific Brands, Ltd.............................. 5,347,319  2,854,551
   #*  Paladin Energy, Ltd.............................. 4,790,668  2,111,626
   *   Pan Pacific Petroleum NL......................... 1,094,343    107,917
       PanAust, Ltd..................................... 3,083,946  4,367,631
   *   Pancontinental Oil & Gas NL...................... 1,006,891     39,474
   #   Panoramic Resources, Ltd......................... 1,282,629    268,544
   #*  PaperlinX, Ltd................................... 2,814,406    103,381

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
      Patties Foods, Ltd...............................    42,099 $    51,599
  *   Peak Resources, Ltd..............................   177,789       8,890
  #*  Peet, Ltd........................................ 1,471,836   1,768,028
  *   Peninsula Energy, Ltd............................ 5,178,834     108,883
  #   Perpetual, Ltd...................................   295,201  12,149,500
  #*  Perseus Mining, Ltd.............................. 2,162,208     701,690
  #*  Pharmaxis, Ltd...................................   825,833      94,260
  *   Phosphagenics, Ltd............................... 1,842,963     186,140
  #*  Platinum Australia, Ltd.......................... 1,442,661       7,617
  #*  Pluton Resources, Ltd............................   242,558      26,137
  *   PMP, Ltd......................................... 2,395,607     922,549
  *   Poseidon Nickel, Ltd.............................   436,181      40,081
  #   Premier Investments, Ltd.........................   503,139   3,350,345
  #*  Prima Biomed, Ltd................................ 2,194,242      95,246
      Primary Health Care, Ltd......................... 1,757,576   7,634,697
      Prime Media Group, Ltd........................... 1,777,139   1,551,579
      Programmed Maintenance Services, Ltd.............   657,282   1,772,334
  #*  Qantas Airways, Ltd.............................. 2,436,552   2,333,112
  *   QRxPharma, Ltd...................................    92,824      66,554
      Qube Holdings, Ltd...............................   105,807     192,594
  *   Quickstep Holdings, Ltd..........................   462,355      85,578
  #*  Ramelius Resources, Ltd.......................... 1,512,836     161,191
  #*  Range Resources, Ltd............................. 1,456,711      25,418
  #   RCG Corp., Ltd...................................    82,970      56,290
  #   RCR Tomlinson, Ltd............................... 1,056,974   2,842,580
      REA Group, Ltd...................................   125,825   4,471,846
  #   Reckon, Ltd......................................   307,558     581,774
  *   Red 5, Ltd.......................................     9,022         696
  #*  Red Fork Energy, Ltd............................. 2,552,164     490,096
      Redflex Holdings, Ltd............................   377,855     407,084
      Reece Australia, Ltd.............................   238,257   6,996,255
  #*  Reed Resources, Ltd..............................   432,070      19,319
  #   Regis Resources, Ltd............................. 2,146,491   4,968,634
  #   Reject Shop, Ltd. (The)..........................   228,019   2,238,438
  *   Resolute Mining, Ltd............................. 3,263,722   1,519,598
  #*  Resource Equipment, Ltd..........................   118,411      14,606
  *   Resource Generation, Ltd.........................   338,381      54,922
  #   Retail Food Group, Ltd...........................   496,089   1,820,444
  #*  Rex Minerals, Ltd................................   469,315     185,615
  #   Ridley Corp., Ltd................................ 1,296,000     913,045
  *   RiverCity Motorway Group......................... 1,563,354          --
  #*  Robust Resources, Ltd............................    50,108      14,110
  *   Roc Oil Co., Ltd................................. 6,490,268   2,608,198
  *   RungePincockMinarco, Ltd.........................    30,702      18,077
  #   Ruralco Holdings, Ltd............................    96,796     277,729
  #   SAI Global, Ltd.................................. 1,479,261   4,854,410
      Salmat, Ltd......................................   664,807   1,221,615
  #*  Samson Oil & Gas, Ltd............................ 7,175,499     168,075
  *   Sandfire Resources NL............................   108,075     544,278
  *   Santana Minerals, Ltd............................   196,104       8,502
  *   Saracen Mineral Holdings, Ltd.................... 2,774,615     669,369
      Schaffer Corp., Ltd..............................    33,766     164,472
  #   Sedgman, Ltd.....................................   452,719     237,899

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  AUSTRALIA -- (Continued)
  #   Select Harvests, Ltd.............................   325,063 $ 1,639,295
  *   Senex Energy, Ltd................................ 5,593,371   3,215,645
  #   Servcorp, Ltd....................................   301,327   1,113,437
      Service Stream, Ltd.............................. 1,432,710     314,512
  #   Seven Group Holdings, Ltd........................   209,817   1,425,119
  #   Seven West Media, Ltd............................ 2,895,730   5,545,270
  #   Sigma Pharmaceuticals, Ltd....................... 6,556,857   3,411,633
  *   Sihayo Gold, Ltd.................................   574,042      15,871
  *   Silex Systems, Ltd...............................   511,695     927,121
      Silver Chef, Ltd.................................    57,671     247,135
  #*  Silver Lake Resources, Ltd....................... 2,079,417   1,079,716
  #*  Sims Metal Management, Ltd....................... 1,063,740   9,657,366
  #   Sirtex Medical, Ltd..............................   277,070   3,419,348
      Skilled Group, Ltd............................... 1,195,592   2,984,312
  #   Slater & Gordon, Ltd.............................   449,416   1,730,886
  #   SMS Management & Technology, Ltd.................   556,717   1,967,153
      Southern Cross Electrical Engineering, Ltd.......    21,171      13,558
      Southern Cross Media Group, Ltd.................. 3,106,741   4,264,950
      Spark Infrastructure Group....................... 6,596,698   9,474,699
  #   Specialty Fashion Group, Ltd.....................   809,557     613,284
  #*  St Barbara, Ltd.................................. 2,587,390     684,127
  #*  Starpharma Holdings, Ltd.........................   369,199     258,722
  *   Strike Energy, Ltd............................... 1,315,724     109,370
      Structural Systems, Ltd..........................    29,934      13,357
      STW Communications Group, Ltd.................... 1,865,702   2,366,430
  *   Sundance Energy Australia, Ltd................... 1,575,618   1,405,455
  #*  Sundance Resources, Ltd.......................... 8,756,539     765,831
      Sunland Group, Ltd...............................   741,191   1,023,271
  #   Super Retail Group, Ltd.......................... 1,291,875  12,106,490
      Swick Mining Services, Ltd.......................   106,166      26,067
      Tabcorp Holdings, Ltd............................   609,316   1,840,795
  *   Talon Petroleum, Ltd.............................    12,647         359
  #*  Tanami Gold NL...................................   987,316      16,061
  #*  Tap Oil, Ltd..................................... 1,450,696     635,623
      Tassal Group, Ltd................................   677,436   1,959,876
      Technology One, Ltd.............................. 1,333,022   2,533,358
  #*  Ten Network Holdings, Ltd........................ 9,704,057   3,019,995
      TFS Corp., Ltd................................... 1,477,948   1,514,372
      Thorn Group, Ltd.................................   398,461     707,700
  *   Tiger Resources, Ltd............................. 4,437,679   1,451,311
  *   Toro Energy, Ltd.................................    70,156       4,475
      Tox Free Solutions, Ltd..........................   721,544   2,104,105
      TPG Telecom, Ltd................................. 1,443,681   6,819,084
  #   Transfield Services, Ltd......................... 2,681,798   1,866,646
  *   Transpacific Industries Group, Ltd............... 6,499,767   6,342,685
      Treasury Group, Ltd..............................    21,218     154,228
  *   Tribune Resources, Ltd...........................     3,093       6,496
  #*  Troy Resources, Ltd..............................   759,780     738,420
  #   UGL, Ltd......................................... 1,204,535   7,379,594
  *   Unity Mining, Ltd................................ 2,433,889      80,033
      UXC, Ltd......................................... 1,568,771   1,450,197
  *   Venture Minerals, Ltd............................   412,390      57,944
  *   Villa World, Ltd.................................   110,045     182,954

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 AUSTRALIA -- (Continued)
 #   Village Roadshow, Ltd............................    855,994 $  5,303,533
 #*  Virgin Australia Holdings, Ltd................... 10,380,644    3,137,629
     Virgin Australia Holdings, Ltd. (B7L5734)........  7,648,897            7
 #*  Vision Eye Institute, Ltd........................    417,250      242,170
     Vocus Communications, Ltd........................    239,067      668,927
 *   Watpac, Ltd......................................    718,644      648,896
     WDS, Ltd.........................................    375,342      282,003
 #   Webjet, Ltd......................................    390,881      934,021
     Webster, Ltd.....................................    180,921      190,098
 #   Western Areas, Ltd...............................  1,044,543    2,423,412
 #*  Western Desert Resources, Ltd....................    241,493      141,591
 #*  White Energy Co., Ltd............................    643,913       87,115
 #*  Whitehaven Coal, Ltd.............................  2,849,792    4,473,294
 #   Wide Bay Australia, Ltd..........................     84,697      428,617
 #*  Windimurra Vanadium, Ltd.........................     67,179           --
 #   Wotif.com Holdings, Ltd..........................    756,981    1,612,950
 *   YTC Resources, Ltd...............................    104,200       20,900
                                                                  ------------
 TOTAL AUSTRALIA......................................             624,800,224
                                                                  ------------
 CHINA -- (0.2%)
     Active Group Holdings, Ltd.......................    184,000       17,857
 *   Skyfame Realty Holdings, Ltd.....................  2,501,625      237,091
 *   Superb Summit International Group, Ltd........... 14,747,600    1,236,057
     Tongda Group Holdings, Ltd....................... 11,520,000    1,231,448
                                                                  ------------
 TOTAL CHINA..........................................               2,722,453
                                                                  ------------
 HONG KONG -- (22.8%)
     Aeon Credit Service Asia Co., Ltd................    580,000      505,392
 #   Aeon Stores Hong Kong Co., Ltd...................    248,000      308,774
     Alco Holdings, Ltd...............................  1,426,000      247,706
     Allan International Holdings.....................    720,000      212,918
 #   Allied Group, Ltd................................    683,200    2,897,997
     Allied Overseas, Ltd.............................     50,000       55,385
 #   Allied Properties HK, Ltd........................ 12,297,857    2,384,469
 *   Anxian Yuan China Holdings, Ltd..................  3,100,000       77,906
 *   Apac Resources, Ltd.............................. 12,780,000      249,452
 #   APT Satellite Holdings, Ltd......................  1,840,500    2,318,089
     Arts Optical International Hldgs.................    730,000      177,965
     Asia Financial Holdings, Ltd.....................  2,474,908    1,023,084
     Asia Satellite Telecommunications Holdings, Ltd..    962,000    3,718,293
     Asia Standard Hotel Group, Ltd................... 11,777,218    1,333,694
     Asia Standard International Group................ 13,425,937    3,171,525
     ASM Pacific Technology, Ltd......................      5,600       52,441
 #   Associated International Hotels, Ltd.............    980,000    2,785,373
     Aupu Group Holding Co., Ltd......................  2,504,000      290,276
 *   Bel Global Resources Holdings, Ltd...............  2,576,000           --
 *   Birmingham International Holdings, Ltd...........  6,502,000           --
     Bonjour Holdings, Ltd............................ 10,366,000    2,036,485
     Bossini International Hldg.......................  3,807,500      314,867
 #*  Brightoil Petroleum Holdings, Ltd................  8,871,000    2,431,979
 *   Brockman Mining, Ltd............................. 23,482,814    1,224,008
 *   Burwill Holdings, Ltd............................ 20,484,960    1,588,836

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  HONG KONG -- (Continued)
      Cafe de Coral Holdings, Ltd......................  1,488,000 $4,560,260
      Century City International Holdings, Ltd.........  6,419,460    519,479
      Champion Technology Holdings, Ltd................ 15,011,136    399,223
      Chen Hsong Holdings..............................  1,212,000    369,830
      Cheuk Nang Holdings, Ltd.........................    595,302    579,046
  *   Cheung Wo International Holdings, Ltd............    690,000     72,212
      Chevalier International Holdings, Ltd............    786,834  1,350,963
  *   China Billion Resources, Ltd.....................  4,876,000         --
  #*  China Daye Non-Ferrous Metals Mining, Ltd........  9,973,837    244,996
  *   China Digicontent Co., Ltd.......................  2,710,000         --
      China Electronics Corp. Holdings Co., Ltd........  3,608,250    831,064
  *   China Energy Development Holdings, Ltd........... 24,320,000    224,111
  *   China Environmental Investment Holdings, Ltd.....  7,470,000    175,077
      China Financial Services Holdings, Ltd...........    954,000     68,725
  *   China Flavors & Fragrances Co., Ltd..............    156,137     28,608
  *   China Gamma Group, Ltd...........................  3,675,000     60,178
  *   China Infrastructure Investment, Ltd.............  7,776,000    141,285
      China Metal International Holdings, Inc..........  2,710,000    921,114
  #   China Motor Bus Co., Ltd.........................     50,000    406,895
  *   China Nuclear Industry 23 International Corp.,
        Ltd............................................    946,000    147,137
  *   China Outdoor Media Group, Ltd...................    491,000     18,806
  *   China Renji Medical Group, Ltd................... 26,046,000    107,471
  *   China Solar Energy Holdings, Ltd.................  1,669,500     29,030
      China Star Entertainment, Ltd.................... 11,350,000    198,711
  *   China Strategic Holdings, Ltd.................... 12,585,000    267,401
      China Ting Group Holdings, Ltd...................  2,443,151    169,619
  *   China Tycoon Beverage Holdings, Ltd..............  2,732,000      5,630
      China-Hongkong Photo Products Holdings, Ltd......  1,967,000    145,734
      Chinney Investment, Ltd..........................  1,144,000    176,924
  #   Chong Hing Bank, Ltd.............................    962,000  3,847,961
  #   Chow Sang Sang Holdings International, Ltd.......  2,049,000  5,489,345
      Chu Kong Shipping Enterprise Group Co., Ltd......  2,188,000    615,683
      Chuang's China Investments, Ltd..................  3,700,938    246,623
      Chuang's Consortium International, Ltd...........  5,579,837    758,780
      Chun Wo Development Holdings, Ltd................  1,852,926    120,145
  #   CITIC Telecom International Holdings, Ltd........ 10,730,125  3,236,601
      CK Life Sciences International Holdings, Inc..... 18,002,000  1,739,095
      CNT Group, Ltd...................................  8,315,264    351,085
  *   COL Capital, Ltd.................................  2,209,840    538,163
      Convenience Retail Asia, Ltd.....................     42,000     28,358
  *   Cosmos Machinery Enterprises, Ltd................    488,400     36,234
  *   CP Lotus Corp.................................... 11,420,000    261,417
  #   Cross-Harbour Holdings, Ltd. (The)...............    679,520    554,861
      CSI Properties, Ltd.............................. 32,156,383  1,182,333
  *   CST Mining Group, Ltd............................ 76,512,000    598,216
  *   Culture Landmark Investment, Ltd.................    509,800     33,322
  *   Culturecom Holdings, Ltd.........................  2,415,000    467,606
  *   Cw Group Holdings, Ltd...........................    766,000    200,033
      Dah Sing Banking Group, Ltd......................  2,730,397  3,964,463
      Dah Sing Financial Holdings, Ltd.................    925,427  4,401,122
      Dan Form Holdings Co., Ltd.......................  3,668,260    367,650
      Dickson Concepts International, Ltd..............  1,258,000    712,039
  *   Digital Domain Holdings, Ltd.....................  8,625,655    114,574

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 HONG KONG -- (Continued)
 *   Dingyi Group Investment, Ltd.....................   5,497,500 $   151,532
     Dorsett Hospitality International, Ltd...........   4,711,200     889,553
 *   DVN Holdings, Ltd................................     823,000     139,209
     Eagle Nice International Holdings, Ltd...........   1,116,000     189,753
     EcoGreen Fine Chemicals Group, Ltd...............   1,202,000     270,715
 *   EganaGoldpfeil Holdings, Ltd.....................   4,121,757          --
     Emperor Capital Group, Ltd.......................   1,962,000      98,953
     Emperor Entertainment Hotel, Ltd.................   3,765,000   2,096,642
     Emperor International Holdings...................   7,524,753   1,978,926
     Emperor Watch & Jewellery, Ltd...................  25,770,000   1,692,854
 *   ENM Holdings, Ltd................................  15,112,000     981,577
 *   Enviro Energy International Holdings, Ltd........   3,906,000      71,837
 *   EPI Holdings, Ltd................................  22,619,927     739,522
 *   Esprit Holdings, Ltd.............................  12,854,950  24,199,794
 *   eSun Holdings, Ltd...............................   4,472,000     611,140
 *   Ezcom Holdings, Ltd..............................      72,576          --
 #   Fairwood, Ltd....................................     622,100   1,260,190
     Far East Consortium International, Ltd...........   6,090,772   2,243,233
 *   FIH Mobile, Ltd..................................   2,713,000   1,347,683
 *   Fountain SET Holdings, Ltd.......................   4,898,000     670,682
     Four Seas Mercantile Hldg........................     628,000     433,400
     Fujikon Industrial Holdings, Ltd.................     736,000     174,360
     Future Bright Holdings, Ltd......................   1,236,000     701,280
 *   G-Resources Group, Ltd........................... 144,726,600   3,650,302
     Get Nice Holdings, Ltd...........................  22,008,000     969,556
 #   Giordano International, Ltd......................   9,084,000   6,518,629
     Glorious Sun Enterprises, Ltd....................   2,702,000     618,001
     Gold Peak Industries Holding, Ltd................   3,118,642     304,762
     Golden Resources Development International, Ltd..   3,330,500     178,497
 *   Goldin Financial Holdings, Ltd...................     480,000     195,251
 #*  Goldin Properties Holdings, Ltd..................   3,044,000   1,399,304
 *   Grande Holdings, Ltd. (The)......................     882,000       8,748
     Great Eagle Holdings, Ltd........................      70,160     229,694
 *   Greenheart Group, Ltd............................      24,000       1,480
     Guangnan Holdings, Ltd...........................   2,249,600     295,099
 #   Guotai Junan International Holdings, Ltd.........   3,543,000   1,852,105
 #   Haitong International Securities Group, Ltd......   2,739,968   1,430,491
 *   Hao Tian Development Group, Ltd..................  10,980,000     366,831
 #   Harbour Centre Development, Ltd..................     963,500   1,682,632
 *   Heng Fai Enterprises, Ltd........................     440,000      24,762
     High Fashion International.......................     268,000     106,242
     HKR International, Ltd...........................   5,934,336   2,742,518
     Hon Kwok Land Investment Co., Ltd................     314,800     108,204
     Hong Fok Land, Ltd...............................   1,210,000          --
 #   Hong Kong Aircraft Engineering Co., Ltd..........      77,600   1,005,609
     Hong Kong Ferry Holdings Co., Ltd................     809,300     795,788
 #*  Hong Kong Television Network, Ltd................   2,401,751     903,704
     Hongkong & Shanghai Hotels (The).................   1,025,500   1,402,869
     Hongkong Chinese, Ltd............................   5,092,000   1,240,024
     Hop Hing Group Holdings, Ltd.....................   1,292,000      43,574
     Hopewell Holdings, Ltd...........................   2,024,000   6,986,774
 #   Hsin Chong Construction Group, Ltd...............   4,797,658     655,979
     Hung Hing Printing Group, Ltd....................   1,412,000     205,768

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  HONG KONG -- (Continued)
      Hutchison Telecommunications Hong Kong Holdings,
        Ltd............................................ 10,142,000 $ 3,720,973
  *   Hybrid Kinetic Group, Ltd........................  2,422,000      41,215
  *   Hycomm Wireless, Ltd.............................     77,090       8,433
  *   I-CABLE Communications, Ltd......................    534,000      47,509
  *   Imagi International Holdings, Ltd................ 43,896,000     502,476
  #*  Integrated Waste Solutions Group Holdings, Ltd...    952,000      49,048
  *   International Standard Resources Holdings Ltd.... 15,176,250     253,179
      IPE Group, Ltd...................................  2,655,000     177,341
  *   IRC, Ltd.........................................  6,536,000     596,057
  #   IT, Ltd..........................................  3,816,532     966,794
      ITC Corp., Ltd...................................    856,708      58,816
      ITC Properties Group, Ltd........................  3,590,186   1,418,330
  *   Jinhui Holdings, Ltd.............................    121,000      30,014
  *   JLF Investment Co., Ltd..........................  1,623,500     103,934
      Johnson Electric Holdings, Ltd...................  6,163,000   5,516,268
  #   K Wah International Holdings, Ltd................  7,610,545   5,934,668
      Ka Shui International Holdings, Ltd..............    460,000     141,025
      Kam Hing International Holdings, Ltd.............  1,830,000     146,611
      Kantone Holdings, Ltd............................  8,515,145     150,189
      Karrie International Hldgs.......................  1,337,200      75,257
      Keck Seng Investments............................    904,600     573,788
  *   King Pacific International Holdings, Ltd.........  1,404,200          --
  *   King Stone Energy Group, Ltd.....................  7,296,000     274,541
  #   Kingmaker Footwear Holdings, Ltd.................  1,532,955     302,722
      Kingston Financial Group, Ltd.................... 15,477,000   1,731,978
  *   Ko Yo Chemical Group, Ltd........................ 15,800,000     188,536
      Kowloon Development Co., Ltd.....................  2,355,000   2,744,232
      Kwoon Chung Bus Holdings, Ltd....................    260,000      65,409
  #   L'Occitane International SA......................    455,750     909,048
  #*  Lai Sun Development.............................. 72,574,466   1,798,807
  *   Lai Sun Garment International, Ltd...............  3,419,680     532,309
      Lam Soon Hong Kong, Ltd..........................    302,310     271,448
  *   Landsea Green Properties Co., Ltd................    812,000      74,384
      Leading Spirit High-Tech Holdings Co., Ltd.......  2,310,000          --
      Lee's Pharmaceutical Holdings, Ltd...............    520,000     486,813
      Lerado Group Holding Co., Ltd....................  1,968,000     251,716
      Lifestyle International Holdings, Ltd............    488,000     876,289
      Lippo China Resources, Ltd....................... 14,972,000     741,856
      Lippo, Ltd.......................................  1,195,700     682,941
  *   Lisi Group Holdings, Ltd.........................  3,418,000     180,556
      Liu Chong Hing Investment, Ltd...................    901,200   1,788,086
      Luen Thai Holdings, Ltd..........................  1,159,000     366,312
  #   Luk Fook Holdings International, Ltd.............  2,289,000   7,358,535
      Luks Group Vietnam Holdings Co., Ltd.............    482,913     152,878
      Lung Kee Bermuda Holdings........................  1,613,875     585,028
      Magnificent Estates.............................. 13,558,000     625,546
      Mainland Headwear Holdings, Ltd..................    313,600      27,833
  #   Man Wah Holdings, Ltd............................  2,521,200   4,582,079
      Man Yue Technology Holdings, Ltd.................    980,000     125,034
      Matrix Holdings, Ltd.............................  1,067,414     220,559
  *   Mei Ah Entertainment Group, Ltd.................. 11,040,000     169,552
      Melbourne Enterprises, Ltd.......................     40,500     748,916
      Melco International Development, Ltd.............  4,639,000  16,770,492

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  HONG KONG -- (Continued)
  #   Midland Holdings, Ltd............................  5,012,000 $2,281,149
      Ming Fai International Holdings, Ltd.............  1,765,000    177,929
  *   Ming Fung Jewellery Group, Ltd................... 13,090,000    231,558
      Miramar Hotel & Investment.......................    870,000  1,096,331
  *   Mongolia Energy Corp., Ltd....................... 10,603,000    336,378
  #*  Mongolian Mining Corp............................  9,059,500    981,282
      NagaCorp, Ltd....................................  1,846,000  1,766,280
      Nanyang Holdings.................................    137,500    587,336
      National Electronic Hldgs........................  2,498,000    289,513
      Natural Beauty Bio-Technology, Ltd...............  4,040,000    230,263
  #*  Neo-Neon Holdings, Ltd...........................  4,065,000    880,196
  *   Neptune Group, Ltd............................... 21,690,000    849,868
      New Century Group Hong Kong, Ltd................. 13,351,464    262,142
  #*  New Times Energy Corp., Ltd......................  1,297,600     90,397
  #   Newocean Energy Holdings, Ltd....................  7,110,000  6,065,494
  *   Next Media, Ltd..................................  4,095,183    481,045
  *   Norstar Founders Group, Ltd......................    651,200     53,681
  *   North Asia Resources Holdings, Ltd...............    998,600     19,794
  *   Orange Sky Golden Harvest Entertainment
      Holdings, Ltd....................................  6,229,706    423,076
      Orient Overseas International, Ltd...............    591,500  2,463,710
  *   Orient Power Holdings, Ltd.......................    804,000         --
  #   Oriental Watch Holdings..........................  3,160,800    812,507
      Pacific Andes International Holdings, Ltd........ 11,385,378    469,961
      Pacific Basin Shipping, Ltd...................... 12,060,000  7,448,475
      Pacific Textile Holdings, Ltd....................  3,294,000  4,688,869
      Paliburg Holdings, Ltd...........................  3,152,830  1,014,607
  *   Pan Asia Environmental Protection Group, Ltd.....     80,000     19,928
  *   Paradise Entertainment, Ltd......................  1,892,000  1,237,848
  #*  PCCW, Ltd........................................  7,265,000  3,306,613
  #   Peace Mark Holdings, Ltd.........................  2,712,022         --
  *   Pearl Oriental Oil, Ltd.......................... 11,918,400    357,156
      Pegasus International Holdings, Ltd..............    226,000     32,767
  #   Pico Far East Holdings, Ltd......................  4,822,000  1,374,394
  *   Ping Shan Tea Group, Ltd.........................  2,633,325     62,294
      Playmates Holdings, Ltd..........................    566,000    784,002
  *   Playmates Toys, Ltd..............................  1,648,000    777,922
      PNG Resources Holdings, Ltd...................... 37,802,362    382,610
      Pokfulam Development Co..........................    234,000    358,704
  *   Poly Capital Holdings, Ltd.......................  1,154,000     20,691
      Polytec Asset Holdings, Ltd...................... 10,878,526  1,573,040
      Public Financial Holdings, Ltd...................  3,194,000  1,514,677
      PYI Corp., Ltd................................... 24,381,973    548,276
  *   Pyxis Group, Ltd.................................  1,936,000      7,980
      Raymond Industrial, Ltd..........................     30,400      3,950
      Regal Hotels International Holdings, Ltd.........  2,829,800  1,479,297
  *   Richfield Group Holdings, Ltd....................  9,672,000    278,308
  *   Rising Development Holdings, Ltd.................  2,148,000    521,458
      Rivera Holdings, Ltd.............................  5,710,000    242,158
  #   SA SA International Holdings, Ltd................  7,154,000  6,857,002
      Safety Godown Co., Ltd...........................    398,000    514,672
      Samsonite International SA.......................    162,000    445,222
  *   San Miguel Brewery Hong Kong, Ltd................    158,800     27,296
  *   Sandmartin International Holdings, Ltd...........     84,000      5,017

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  HONG KONG -- (Continued)
      SAS Dragon Hldg, Ltd.............................    452,000 $  249,205
  #   SEA Holdings, Ltd................................  1,158,000    635,467
  #   Shenyin Wanguo HK, Ltd...........................  1,937,500    646,592
  *   Shougang Concord Technology Holdings.............  5,219,809    284,057
  *   Shun Ho Resources Holdings, Ltd..................    189,000     40,019
  *   Shun Ho Technology Holdings, Ltd.................  1,037,452    224,746
      Shun Tak Holdings, Ltd........................... 10,767,419  6,226,913
  #*  Silver base Group Holdings, Ltd..................  4,977,677    632,635
  *   Sing Pao Media Enterprises, Ltd..................    250,511         --
      Sing Tao News Corp., Ltd.........................  1,974,000    285,992
  #   Singamas Container Holdings, Ltd................. 10,198,000  2,306,591
  *   Sino Distillery Group, Ltd.......................  1,034,000    101,810
  *   Sino-Tech International Holdings, Ltd............ 29,380,000    177,238
  *   Sinocan Holdings, Ltd............................    350,000         --
  *   Sinocop Resources Holdings, Ltd..................    920,000     79,856
      SIS International Holdings.......................     34,000     13,162
      Sitoy Group Holdings, Ltd........................    468,000    247,981
  #   SmarTone Telecommunications Holdings, Ltd........  2,626,500  2,907,244
  #   SOCAM Development, Ltd...........................  1,704,771  1,648,109
  *   Solomon Systech International, Ltd...............  8,590,000    463,923
      Soundwill Holdings, Ltd..........................    412,000    733,321
  *   South China China, Ltd...........................  6,744,000    582,441
  *   South China Land, Ltd............................ 15,207,170    314,817
      Stella International Holdings, Ltd...............    462,000  1,088,029
      Stelux Holdings International, Ltd...............  3,100,400    904,257
  *   Success Universe Group, Ltd......................  5,948,000    352,351
      Sun Hing Vision Group Holdings, Ltd..............    358,000    111,262
      Sun Hung Kai & Co., Ltd..........................  3,043,429  1,761,003
  *   Sunway International Holdings, Ltd...............     50,000      1,946
  #*  Sustainable Forest Holdings, Ltd.................  1,128,374     22,474
      TAI Cheung Holdings..............................  2,019,000  1,440,713
      TAI Sang Land Developement, Ltd..................    804,910    394,738
  *   Talent Property Group, Ltd.......................  4,701,420     70,573
  #   Tan Chong International, Ltd.....................  1,212,000    466,944
  #   Tao Heung Holdings, Ltd..........................    517,000    368,751
  #*  Taung Gold International, Ltd.................... 14,590,000     56,377
  *   Technovator International, Ltd...................    398,000    156,926
      Television Broadcasts, Ltd.......................    733,400  4,589,660
  *   Termbray Industries International................  2,304,900    224,524
      Tern Properties..................................     51,200     31,937
      Texwinca Holdings, Ltd...........................  3,592,000  3,443,315
      Tian Teck Land...................................  1,054,000  1,142,120
  *   Titan Petrochemicals Group, Ltd.................. 13,140,000      4,231
  *   Tom Group, Ltd...................................    412,000    131,387
  *   Topsearch International Holdings, Ltd............    186,000      5,932
  *   Town Health International Investments, Ltd.......  1,175,165    382,380
      Tradelink Electronic Commerce, Ltd...............  3,354,000    980,068
      Transport International Holdings, Ltd............  1,001,741  2,011,405
  #   Trinity, Ltd.....................................  7,266,000  2,099,819
      Tristate Holdings, Ltd...........................    188,000     85,479
  *   TSC Group Holdings, Ltd..........................  2,801,000  1,298,289
      Tse Sui Luen Jewellery International, Ltd........    300,000    117,055
  *   U-RIGHT International Holdings, Ltd..............    142,380      8,695

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 HONG KONG -- (Continued)
 #*  United Laboratories International Holdings, Ltd.
       (The)..........................................  3,920,000 $  2,248,534
 *   Universal Technologies Holdings, Ltd.............  7,630,000      435,157
 *   Universe International Holdings, Ltd.............  3,475,000      110,579
 *   Up Energy Development Group, Ltd.................  3,205,000      187,259
 *   Value Convergence Holdings, Ltd..................  1,756,000      246,923
 #   Value Partners Group, Ltd........................  5,497,000    3,571,427
     Van Shung Chong Holdings, Ltd....................    789,335      140,351
     Vanke Property Overseas, Ltd.....................     13,000       16,671
     Varitronix International, Ltd....................  1,790,293    1,942,898
     Vedan International Holdings, Ltd................  3,272,000      180,634
     Victory City International Holdings, Ltd.........  6,218,514      931,056
 #   Vitasoy International Holdings, Ltd..............  4,239,000    5,889,345
     VST Holdings, Ltd................................  4,875,600    1,267,783
 #   VTech Holdings, Ltd..............................     93,600    1,132,387
     Wai Kee Holdings, Ltd............................  7,864,738    2,032,269
     Wang On Group, Ltd............................... 27,831,286      483,174
     Water Oasis Group, Ltd...........................  1,346,000       95,407
 *   Willie International Holdings, Ltd...............     80,000       46,262
     Win Hanverky Holdings, Ltd.......................  1,812,000      291,089
     Wing Hang Bank, Ltd..............................    283,500    4,063,058
     Wing On Co. International, Ltd...................    781,000    2,059,823
     Wing Tai Properties, Ltd.........................  1,957,331    1,185,509
     Wong's International Hldgs.......................    737,641      245,875
     Wong's Kong King International...................    120,000       10,318
     Xinyi Glass Holdings, Ltd........................ 13,316,000   10,788,723
 #*  Xinyi Solar Holdings, Ltd........................ 12,292,000    2,580,690
     Yangtzekiang Garment, Ltd........................    606,500      230,318
     Yau Lee Holdings, Ltd............................    534,000      107,131
     Yeebo International Hldg.........................    572,000       86,357
     YGM Trading, Ltd.................................    460,000      994,397
     YT Realty Group, Ltd.............................    749,000      241,353
 *   Yugang International, Ltd........................ 93,492,000      641,612
 *   Zhuhai Holdings Investment Group, Ltd............  2,558,000      455,699
                                                                  ------------
 TOTAL HONG KONG......................................             358,734,494
                                                                  ------------
 NEW ZEALAND -- (6.4%)
 #*  A2 Corp., Ltd....................................    303,484      225,065
     Abano Healthcare Group, Ltd......................     29,547      145,615
     Air New Zealand, Ltd.............................  2,718,121    3,752,691
     Auckland International Airport, Ltd..............    355,350    1,047,394
 #*  Bathurst Resources, Ltd..........................  1,666,560      261,948
     Briscoe Group, Ltd...............................      2,235        4,280
     Cavalier Corp., Ltd..............................    283,674      421,973
     CDL Investments New Zealand, Ltd.................    163,215       75,890
 #   Chorus, Ltd......................................  1,171,218    1,324,534
     Colonial Motor Co., Ltd. (The)...................    148,846      546,796
     Contact Energy, Ltd..............................     73,874      307,820
 #*  Diligent Board Member Services, Inc..............     82,102      287,443
 #   Ebos Group, Ltd..................................    366,221    2,889,386
 #   Fisher & Paykel Healthcare Corp., Ltd............  3,556,088   11,654,156
 #   Freightways, Ltd.................................    842,276    3,167,327
 #   Hallenstein Glasson Holdings, Ltd................    245,661      625,965
     Heartland New Zealand, Ltd.......................    179,542      124,917

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  NEW ZEALAND -- (Continued)
  #   Hellaby Holdings, Ltd............................   372,546 $    976,313
  #   Infratil, Ltd.................................... 2,861,288    5,085,097
      Kathmandu Holdings, Ltd..........................   277,161      706,460
      Mainfreight, Ltd.................................   476,718    5,049,334
      Methven, Ltd.....................................    93,877      105,151
  #   Metlifecare, Ltd.................................   171,414      570,284
      Michael Hill International, Ltd.................. 1,534,152    1,685,083
      Millennium & Copthorne Hotels New Zealand, Ltd... 1,387,344      733,727
      New Zealand Oil & Gas, Ltd....................... 2,036,646    1,270,070
  #   New Zealand Refining Co., Ltd. (The).............   591,259      961,023
      Northland Port Corp. NZ, Ltd.....................   152,795      371,845
  #   Nuplex Industries, Ltd........................... 1,101,575    2,991,062
  #   NZX, Ltd.........................................   947,061      961,604
  #   Opus International Consultants, Ltd..............    12,925       22,163
  *   Pacific Edge, Ltd................................   163,661      224,219
      PGG Wrightson, Ltd...............................   980,136      335,440
  *   Pike River Coal, Ltd.............................   490,805           --
      Port of Tauranga, Ltd............................   528,322    6,190,027
  *   Pumpkin Patch, Ltd...............................   606,913      312,469
  *   Rakon, Ltd.......................................   224,519       40,041
  #   Restaurant Brands New Zealand, Ltd...............   461,634    1,026,979
      Richina Pacific, Ltd.............................   274,180       14,965
  *   Rubicon, Ltd..................................... 1,485,105      515,271
  #   Ryman Healthcare, Ltd............................ 1,857,328   11,862,059
      Sanford Ltd......................................   393,618    1,431,534
      Scott Technology, Ltd............................    38,136       58,017
  #   Skellerup Holdings, Ltd..........................   507,716      709,307
      Sky Network Television, Ltd...................... 1,533,402    7,150,585
      SKYCITY Entertainment Group, Ltd................. 3,560,720   11,144,896
      Steel & Tube Holdings, Ltd.......................   408,278    1,021,689
      Tourism Holdings, Ltd............................   274,867      212,732
      Tower, Ltd.......................................   641,124      905,456
  #   Trade Me Group Ltd...............................   563,916    1,860,747
  #   TrustPower, Ltd..................................    68,345      367,783
  #   Vector, Ltd...................................... 1,096,475    2,239,624
  #   Warehouse Group, Ltd. (The)......................   617,046    1,801,903
  #*  Xero, Ltd........................................   103,801    3,479,595
                                                                  ------------
  TOTAL NEW ZEALAND....................................            101,257,754
                                                                  ------------
  SINGAPORE -- (10.7%)
  #*  Abterra, Ltd.....................................   531,800      262,355
  #   Amara Holdings, Ltd..............................   950,000      388,461
  #   Amtek Engineering, Ltd........................... 1,297,000      503,318
  #   ASL Marine Holdings, Ltd.........................   816,600      454,487
  #   Aspial Corp., Ltd................................    69,680       23,171
  #*  Ausgroup, Ltd.................................... 3,484,000      662,420
  #   Baker Technology, Ltd............................ 1,272,000      263,018
  #   Banyan Tree Holdings, Ltd........................ 1,053,000      498,276
  #   Biosensors International Group, Ltd.............. 6,197,237    4,187,439
      Bonvests Holdings, Ltd...........................   978,000      888,739
      Boustead Singapore, Ltd.......................... 1,686,261    2,183,725
  #   Breadtalk Group, Ltd.............................   850,800      612,922
  *   Broadway Industrial Group, Ltd................... 1,374,000      253,240

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  SINGAPORE -- (Continued)
      Bukit Sembawang Estates, Ltd.....................    614,003 $2,709,127
      Bund Center Investment, Ltd......................  2,717,000    436,999
      Centurion Corp., Ltd.............................     26,000     12,411
      CH Offshore, Ltd.................................  1,642,400    541,247
  #   China Aviation Oil Singapore Corp., Ltd..........  1,322,000  1,066,946
  #   China Merchants Holdings Pacific, Ltd............    813,000    568,329
  #   Chip Eng Seng Corp., Ltd.........................  3,546,800  1,928,670
      Chuan Hup Holdings, Ltd..........................  3,967,000    811,850
  #   Cityspring Infrastructure Trust..................  1,268,000    466,188
  #   Cosco Corp. Singapore, Ltd.......................  6,929,000  3,801,662
      Creative Technology, Ltd.........................    272,200    444,447
      CSC Holdings, Ltd................................  2,495,000    184,383
      CSE Global, Ltd..................................  3,290,000  1,627,534
  #   CWT, Ltd.........................................  1,393,700  1,414,917
      Datapulse Technology, Ltd........................     89,000     11,737
  #   Del Monte Pacific, Ltd...........................    484,000    236,063
  #*  Delong Holdings, Ltd.............................  1,361,000    447,646
      DMX Technologies Group, Ltd......................  2,096,000    336,268
  #   Dyna-Mac Holdings, Ltd...........................  2,015,000    593,246
      Elec & Eltek International Co., Ltd..............    147,000    239,525
      Ellipsiz, Ltd....................................    123,000      8,341
      EnGro Corp., Ltd.................................    354,000    309,195
      Etika International Holdings, Ltd................    575,000    152,721
  #   Eu Yan Sang International, Ltd...................    809,800    493,902
  *   euNetworks Group, Ltd............................      8,220      4,180
      Ezion Holdings, Ltd..............................  1,024,800  1,803,497
  #*  Ezra Holdings, Ltd...............................  5,188,000  3,928,219
  #   Falcon Energy Group, Ltd.........................  1,951,000    556,009
      Far East Orchard, Ltd............................  1,070,598  1,418,776
      First Resources, Ltd.............................    108,000    168,502
      FJ Benjamin Holdings, Ltd........................  1,305,000    205,045
      Food Empire Holdings, Ltd........................  1,256,400    524,362
  *   Forterra Trust...................................     98,000    158,387
  #   Fragrance Group, Ltd.............................  6,238,000  1,047,403
  #*  Gallant Venture, Ltd.............................  5,073,000  1,038,305
      GK Goh Holdings, Ltd.............................  1,458,000    930,499
  *   Global Yellow Pages, Ltd.........................    299,000     22,529
  #   GMG Global, Ltd.................................. 17,887,000  1,357,072
  #   Goodpack, Ltd....................................  1,606,000  2,364,345
      GP Batteries International, Ltd..................    343,000    160,479
      GP Industries, Ltd...............................  2,643,209    870,989
      GuocoLand, Ltd...................................    410,314    707,755
  #   GuocoLeisure, Ltd................................  3,342,000  2,157,530
  *   Hanwell Holdings, Ltd............................  1,823,419    350,196
  #*  Healthway Medical Corp., Ltd.....................  8,042,776    413,109
      HG Metal Manufacturing, Ltd......................  1,768,000    111,722
      Hi-P International, Ltd..........................  1,309,000    547,943
      Hiap Hoe, Ltd....................................    353,000    220,036
      Hiap Seng Engineering, Ltd.......................    612,000    106,503
  *   HLH Group, Ltd...................................  8,364,000    132,389
      Ho Bee Land, Ltd.................................  1,652,000  2,592,497
      Hong Fok Corp., Ltd..............................  3,323,640  1,744,178
      Hong Leong Asia, Ltd.............................    702,000    715,682

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  SINGAPORE -- (Continued)
      Hotel Grand Central, Ltd.........................  1,331,073 $1,082,775
      Hotel Properties, Ltd............................  1,385,400  3,246,282
      Hour Glass, Ltd. (The)...........................    622,744    800,577
      HTL International Holdings, Ltd..................  1,063,843    243,849
  *   Huan Hsin Holdings, Ltd..........................    343,400     10,662
      HupSteel, Ltd....................................  1,572,875    270,281
      Hwa Hong Corp., Ltd..............................  2,186,000    501,338
  #   Hyflux, Ltd......................................  3,212,500  2,882,255
      IFS Capital, Ltd.................................    248,080     84,872
  #   Indofood Agri Resources, Ltd.....................  3,448,000  2,071,884
      InnoTek, Ltd.....................................    950,000    233,411
  *   International Healthway Corp., Ltd...............    637,656    161,150
  *   Interra Resources, Ltd...........................     43,000     12,745
      IPC Corp., Ltd...................................  4,265,000    512,638
      Isetan Singapore, Ltd............................    122,500    423,319
  #   Jaya Holdings, Ltd...............................  2,397,000  1,445,640
  #*  Jiutian Chemical Group, Ltd...................... 10,128,000    656,545
  #*  Jurong Technologies Industrial Corp., Ltd........  2,227,680         --
      K-Green Trust....................................  1,330,000  1,045,189
      K1 Ventures, Ltd.................................  4,793,500    710,519
  #   Keppel Telecommunications & Transportation, Ltd..  1,409,600  1,992,660
      Koh Brothers Group, Ltd..........................  1,432,000    334,550
  *   Lafe Corp., Ltd..................................    700,000     32,945
      LCD Global Investments, Ltd......................  3,569,504    393,807
      Lee Kim Tah Holdings, Ltd........................  1,600,000  1,155,182
  *   Li Heng Chemical Fibre Technologies, Ltd.........  2,053,000    176,999
      Lian Beng Group, Ltd.............................  1,917,000    787,645
      Low Keng Huat Singapore, Ltd.....................    878,000    470,691
      Lum Chang Holdings, Ltd..........................  1,094,030    295,071
  #   M1, Ltd..........................................  1,320,000  3,470,145
  *   Manhattan Resources, Ltd.........................    911,000    237,000
      Marco Polo Marine, Ltd...........................    963,000    283,263
      mDR, Ltd.........................................  3,997,000     27,844
  *   Mercator Lines Singapore, Ltd....................    555,000     44,966
  #   Mermaid Maritime PCL.............................  1,212,000    446,794
      Metro Holdings, Ltd..............................  2,085,792  1,395,229
      Mewah International, Inc.........................  1,773,000    646,729
  #   Midas Holdings, Ltd..............................  8,006,000  2,882,248
  #   Nam Cheong, Ltd..................................  7,126,740  1,778,143
  #*  Neptune Orient Lines, Ltd........................    547,000    432,399
      New Toyo International Holdings, Ltd.............  1,624,000    373,196
      NSL, Ltd.........................................    422,000    570,327
  *   Oceanus Group, Ltd............................... 13,109,000    213,368
      OKP Holdings, Ltd................................    207,000     53,148
  #   OSIM International, Ltd..........................  1,565,000  2,897,472
  *   Otto Marine, Ltd.................................  9,475,500    570,831
  #   OUE, Ltd.........................................  1,863,000  3,462,355
      Oxley Holdings, Ltd..............................    216,000     88,741
      Pan-United Corp., Ltd............................  2,006,000  1,416,879
      PEC, Ltd.........................................     47,000     19,915
  *   Penguin International, Ltd.......................    615,000     67,392
  #   Petra Foods, Ltd.................................    804,000  2,030,987
      Popular Holdings, Ltd............................  2,763,650    509,384

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  SINGAPORE -- (Continued)
      QAF, Ltd.........................................  1,184,483 $  744,205
  #*  Raffles Education Corp., Ltd.....................  4,104,710    880,660
  #   Raffles Medical Group, Ltd.......................    564,330  1,325,051
      Rickmers Maritime................................    888,000    197,858
      Rotary Engineering, Ltd..........................  1,463,600    722,912
  #   Roxy-Pacific Holdings, Ltd.......................    297,500    134,462
  *   S I2I, Ltd....................................... 17,004,000    160,897
      San Teh, Ltd.....................................    999,087    241,935
  *   Sapphire Corp., Ltd..............................    704,000     66,287
      SBS Transit, Ltd.................................    953,500    973,011
  #   See Hup Seng, Ltd................................  1,829,000    445,300
      Sheng Siong Group, Ltd...........................  1,151,000    540,302
      Sim Lian Group, Ltd..............................  2,281,855  1,366,359
  #   Sinarmas Land, Ltd...............................  5,725,000  2,083,160
      Sing Holdings, Ltd...............................  1,134,000    328,346
      Sing Investments & Finance, Ltd..................    297,675    311,780
      Singapore Post, Ltd..............................  9,103,120  9,531,343
      Singapore Reinsurance Corp., Ltd.................  1,514,530    338,584
      Singapore Shipping Corp., Ltd....................  1,689,000    298,926
      Singapura Finance, Ltd...........................    174,062    194,900
  *   Sino Grandness Food Industry Group, Ltd..........  2,039,000  1,066,951
  #   SMRT Corp., Ltd..................................  2,070,000  1,856,179
      Stamford Land Corp., Ltd.........................  3,258,000  1,477,934
      Straco Corp., Ltd................................    130,000     46,136
      Sunningdale Tech, Ltd............................  2,398,000    277,860
  *   SunVic Chemical Holdings, Ltd....................  1,650,000    825,644
  #   Super Group, Ltd.................................  1,073,000  3,123,489
  #   Swiber Holdings, Ltd.............................  3,974,000  1,976,831
      Swissco Holdings, Ltd............................    704,000    184,399
  #   Tat Hong Holdings, Ltd...........................  2,072,800  1,330,607
  #*  Technics Oil & Gas, Ltd..........................     42,000     20,917
      Thakral Corp., Ltd...............................  5,601,000    122,132
  *   Tiger Airways Holdings, Ltd......................    192,000     63,686
  #   Tiong Woon Corp. Holding, Ltd....................  2,152,250    574,106
  #*  Triyards holdings, Ltd...........................    348,900    179,696
      Tuan Sing Holdings, Ltd..........................  4,074,495    892,109
  #   UMS Holdings, Ltd................................  1,308,000    603,910
  #   United Engineers, Ltd............................  2,703,028  3,673,304
  #   United Envirotech, Ltd...........................  2,478,000  2,326,232
      United Overseas Insurance, Ltd...................    187,250    644,237
      UOB-Kay Hian Holdings, Ltd.......................  1,798,400  2,298,054
  #   UPP Holdings, Ltd................................  3,060,000    598,734
  #*  Vard Holdings, Ltd...............................  3,851,000  2,473,601
      Venture Corp., Ltd...............................  1,600,000  9,269,251
      Vibrant Group, Ltd...............................  9,159,901    752,242
      Vicom, Ltd.......................................    120,000    512,541
  #   Wee Hur Holdings, Ltd............................  2,479,000    670,461
      Wheelock Properties Singapore, Ltd...............  1,210,000  1,494,106
      Wing Tai Holdings, Ltd...........................  2,789,567  3,778,480
  #*  Xpress Holdings, Ltd.............................  1,281,000     24,123
      Yeo Hiap Seng, Ltd...............................    223,731    374,423
      YHI International, Ltd...........................  1,174,000    222,566

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                      SHARES       VALUE++
                                                    ----------- --------------
 SINGAPORE -- (Continued)
 #     Yongnam Holdings, Ltd.......................   8,048,000 $    1,446,465
                                                                --------------
 TOTAL SINGAPORE...................................                168,404,983
                                                                --------------
 TOTAL COMMON STOCKS...............................              1,255,919,908
                                                                --------------
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
 *     Centrebet International, Ltd. Litigation
         Rights....................................      81,336             --
                                                                --------------
 HONG KONG -- (0.0%)
 *     Cheuk Nang Holdings, Ltd. Warrants 06/24/14.           1             --
                                                                --------------
 SINGAPORE -- (0.0%)
 *     Falcon Energy Group, Ltd. Rights 06/16/18...     195,100          7,641
 *     Technics Oil & Gas, Ltd. Warrants 12/09/16..      16,800          3,355
                                                                --------------
 TOTAL SINGAPORE...................................                     10,996
                                                                --------------
 TOTAL RIGHTS/WARRANTS.............................                     10,996
                                                                --------------
                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)       VALUE+
                                                    ----------- --------------
 SECURITIES LENDING COLLATERAL -- (20.2%)
 (S)@  DFA Short Term Investment Fund..............  27,398,444    317,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $574,276 GNMA 3.50%,
         09/20/42, valued at $516,174) to be
         repurchased at $506,054................... $       506        506,053
                                                                --------------
 TOTAL SECURITIES LENDING COLLATERAL...............                317,506,053
                                                                --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,567,801,223)^^.........................             $1,573,436,957
                                                                ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia.................. $   46,520 $  624,753,704   --    $  624,800,224
   China......................         --      2,722,453   --         2,722,453
   Hong Kong..................  2,683,419    356,051,075   --       358,734,494
   New Zealand................         --    101,257,754   --       101,257,754
   Singapore..................         --    168,404,983   --       168,404,983
Rights/Warrants
   Australia..................         --             --   --                --
   Hong Kong..................         --             --   --                --
   Singapore..................         --         10,996   --            10,996
Securities Lending Collateral.         --    317,506,053   --       317,506,053
                               ---------- --------------   --    --------------
TOTAL......................... $2,729,939 $1,570,707,018   --    $1,573,436,957
                               ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- -----------
  COMMON STOCKS -- (97.6%)
  Consumer Discretionary -- (26.9%)
      4imprint Group P.L.C.............................     97,044 $ 1,155,147
      888 Holdings P.L.C...............................    928,320   2,181,336
  *   Aga Rangemaster Group P.L.C......................    453,866   1,214,012
      Barratt Developments P.L.C.......................  5,157,995  32,067,524
      Bellway P.L.C....................................    652,849  16,653,435
      Berkeley Group Holdings P.L.C....................    650,346  27,597,564
      Betfair Group P.L.C..............................     88,518   1,535,533
      Bloomsbury Publishing P.L.C......................    283,806     803,700
      Bovis Homes Group P.L.C..........................    875,787  11,833,997
      Bwin.Party Digital Entertainment P.L.C...........  2,880,414   5,412,518
  *   Carpetright P.L.C................................     10,138      90,475
  #   Centaur Media P.L.C..............................    556,967     610,082
      Chime Communications P.L.C.......................    317,697   1,812,550
  #   Cineworld Group P.L.C............................    728,680   4,237,623
      Creston P.L.C....................................     22,394      34,680
      Daily Mail & General Trust P.L.C.................  1,328,069  20,979,921
      Darty P.L.C......................................    789,910   1,710,558
      Debenhams P.L.C..................................  6,498,732   7,898,260
      Dignity P.L.C....................................    227,144   5,575,693
  *   Dixons Retail P.L.C.............................. 18,181,138  13,034,553
      Domino's Pizza Group P.L.C.......................    440,599   3,825,675
      Dunelm Group P.L.C...............................    231,815   3,508,362
  *   Enterprise Inns P.L.C............................  2,687,428   7,100,525
  #   Euromoney Institutional Investor P.L.C...........    295,537   6,429,865
  *   Findel P.L.C.....................................    307,317   1,465,762
  *   Forminster P.L.C.................................     43,333          --
      Fuller Smith & Turner P.L.C......................    137,316   2,188,398
  *   Future P.L.C.....................................  1,301,863     336,750
      Games Workshop Group P.L.C.......................    101,889     871,237
      Greene King P.L.C................................  1,421,372  20,007,420
      Halfords Group P.L.C.............................  1,072,399   8,064,075
      Headlam Group P.L.C..............................    337,290   2,573,816
      Henry Boot P.L.C.................................    432,804   1,538,247
      Home Retail Group P.L.C..........................  4,196,363  12,335,214
  #*  Hornby P.L.C.....................................    154,220     196,107
      Howden Joinery Group P.L.C.......................  3,024,735  17,033,682
      Huntsworth P.L.C.................................    926,689   1,073,310
      Inchcape P.L.C...................................  2,319,770  22,230,719
      Informa P.L.C....................................  3,121,619  26,499,010
      ITE Group P.L.C..................................  1,144,948   5,134,114
      ITV P.L.C........................................  1,211,049   3,907,935
      JD Sports Fashion P.L.C..........................    120,013   3,180,328
      JD Wetherspoon P.L.C.............................    489,461   6,402,398
      John Menzies P.L.C...............................    247,022   2,778,134
  #*  Johnston Press P.L.C.............................  1,007,737     397,659
      Ladbrokes P.L.C..................................  4,483,503  10,994,750
      Laura Ashley Holdings P.L.C......................  1,517,420     653,545
      Lookers P.L.C....................................  1,390,303   2,889,922
      Marston's P.L.C..................................  3,122,248   7,691,003
      Mecom Group P.L.C................................    369,687     712,263
      Millennium & Copthorne Hotels P.L.C..............  1,048,561   9,731,841

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 Consumer Discretionary -- (Continued)
 *   Mitchells & Butlers P.L.C........................  1,030,286 $  7,613,185
     MJ Gleeson Group P.L.C...........................    195,875    1,306,797
 #*  Mothercare P.L.C.................................    266,771    1,147,904
     N Brown Group P.L.C..............................    874,754    7,766,916
 *   Ocado Group P.L.C................................    875,932    7,515,556
     Pendragon P.L.C..................................  4,311,334    2,423,110
 *   Perform Group P.L.C..............................     20,794       84,759
     Persimmon P.L.C..................................  1,366,507   29,444,280
     Photo-Me International P.L.C.....................    228,259      526,282
 *   Punch Taverns P.L.C..............................  2,668,837      635,588
     Rank Group P.L.C.................................     90,672      207,098
     Redrow P.L.C.....................................  1,505,347    8,027,025
     Restaurant Group P.L.C. (The)....................    964,840    9,703,975
     Rightmove P.L.C..................................    413,309   17,196,904
     Smiths News P.L.C................................    990,780    3,460,197
     Spirit Pub Co. P.L.C.............................  3,103,818    4,247,875
 *   Sportech P.L.C...................................    384,214      577,725
 *   Sports Direct International P.L.C................    475,418    5,327,851
 *   STV Group P.L.C..................................      4,868       25,927
 #*  SuperGroup P.L.C.................................    199,878    5,061,971
     Taylor Wimpey P.L.C.............................. 15,614,170   28,737,609
     Ted Baker P.L.C..................................    145,093    5,109,871
 *   Thomas Cook Group P.L.C..........................  7,517,966   22,217,690
     Topps Tiles P.L.C................................    822,823    2,052,396
 *   Torotrak P.L.C...................................     50,953       17,720
 #*  Trinity Mirror P.L.C.............................  1,688,565    4,940,125
     TUI Travel P.L.C.................................    433,217    3,026,086
     UBM P.L.C........................................    773,256    8,644,542
     UTV Media P.L.C..................................    243,762    1,042,108
     Vitec Group P.L.C. (The).........................    164,847    1,793,320
     WH Smith P.L.C...................................    708,815   12,138,599
     William Hill P.L.C...............................  3,678,697   20,079,320
     Wilmington Group P.L.C...........................    346,234    1,594,669
                                                                  ------------
 Total Consumer Discretionary.........................             571,886,207
                                                                  ------------
 Consumer Staples -- (3.9%)
     A.G. Barr P.L.C..................................    427,802    4,289,171
     Anglo-Eastern Plantations........................    108,153    1,183,925
     Booker Group P.L.C...............................  7,511,637   19,074,206
     Britvic P.L.C....................................  1,227,439   13,981,154
     Cranswick P.L.C..................................    264,392    5,722,420
     Dairy Crest Group P.L.C..........................    747,197    6,361,579
     Devro P.L.C......................................    891,696    4,532,227
     Greencore Group P.L.C............................  2,335,961    9,552,960
     Greggs P.L.C.....................................    519,914    4,315,525
     Hilton Food Group P.L.C..........................     24,794      187,457
     McBride P.L.C....................................    855,515    1,432,945
 *   Premier Foods P.L.C..............................  1,135,338    2,664,675
 #   PZ Cussons P.L.C.................................  1,325,039    7,867,529
     REA Holdings P.L.C...............................     50,639      390,069

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Consumer Staples -- (Continued)
  *   Thorntons P.L.C..................................   254,787 $    585,043
                                                                  ------------
  Total Consumer Staples...............................             82,140,885
                                                                  ------------
  Energy -- (5.0%)
  *   Afren P.L.C...................................... 5,639,345   13,777,742
      AMEC P.L.C....................................... 1,013,998   17,140,757
      Anglo Pacific Group P.L.C........................   466,306    1,409,013
  *   Cairn Energy P.L.C............................... 2,601,577    9,225,956
  *   Coalfield Resources P.L.C........................   268,451       27,001
  *   EnQuest P.L.C.................................... 3,554,743    7,570,035
  *   Essar Energy P.L.C............................... 1,162,294    1,106,097
  *   Exillon Energy P.L.C.............................   289,661      679,631
      Fortune Oil P.L.C................................ 6,238,485      892,879
  *   Hardy Oil & Gas P.L.C............................    74,781       99,853
  *   Heritage Oil P.L.C...............................   972,858    2,992,840
      Hunting P.L.C....................................   639,376    7,912,980
      James Fisher & Sons P.L.C........................   215,896    4,939,052
  #*  JKX Oil & Gas P.L.C..............................   456,676      535,955
      John Wood Group P.L.C............................ 1,508,579   15,886,556
  *   Lamprell P.L.C...................................   967,717    2,277,072
      Premier Oil P.L.C................................ 2,484,308   11,064,901
  *   Salamander Energy P.L.C.......................... 1,063,663    1,853,583
      Soco International P.L.C......................... 1,018,017    6,887,378
                                                                  ------------
  Total Energy.........................................            106,279,281
                                                                  ------------
  Financials -- (13.7%)
      Admiral Group P.L.C..............................    11,519      273,218
      Amlin P.L.C...................................... 2,613,209   17,944,228
  #   Ashmore Group P.L.C.............................. 1,839,927    9,829,437
      Bank of Georgia Holdings P.L.C...................   102,134    3,603,860
      Beazley P.L.C.................................... 2,627,389   11,014,155
      Brewin Dolphin Holdings P.L.C.................... 1,312,327    6,572,752
      Capital & Counties Properties P.L.C..............   474,174    2,768,667
      Capital & Regional P.L.C......................... 1,493,345    1,166,314
      Catlin Group, Ltd................................ 1,812,653   15,699,221
      Charles Stanley Group P.L.C......................   126,349    1,040,830
      Charles Taylor P.L.C.............................   139,215      655,356
      Chesnara P.L.C...................................   559,060    3,167,234
      Close Brothers Group P.L.C.......................   777,213   16,914,419
      Daejan Holdings P.L.C............................    32,083    2,554,027
      Development Securities P.L.C.....................   580,091    2,338,316
      F&C Asset Management P.L.C....................... 2,273,162    4,647,723
      Hansard Global P.L.C.............................    16,468       22,330
      Helical Bar P.L.C................................   668,916    3,814,972
      Henderson Group P.L.C............................ 5,229,541   18,838,005
      Hiscox, Ltd...................................... 1,848,675   19,353,590
      ICAP P.L.C....................................... 2,874,272   18,235,324
      IG Group Holdings P.L.C.......................... 1,592,297   16,369,670
  *   Industrial & Commercial Holdings P.L.C...........     5,000           --
      Intermediate Capital Group P.L.C.................   572,350    3,882,548
      International Personal Finance P.L.C.............   690,825    5,269,100
  *   IP Group.........................................    50,698        8,834

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Financials -- (Continued)
  *   IP Group P.L.C................................... 1,255,608 $  3,618,372
      Jardine Lloyd Thompson Group P.L.C...............   591,285   10,266,359
      Jupiter Fund Management P.L.C.................... 1,339,596    8,215,211
      Lancashire Holdings, Ltd.........................   901,590   11,164,352
      Liontrust Asset Management P.L.C.................   129,935      527,511
      London Stock Exchange Group P.L.C................    31,526      951,461
      LSL Property Services P.L.C......................   168,097    1,228,405
      Man Group P.L.C.................................. 9,800,117   13,121,872
      Novae Group P.L.C................................   276,081    2,589,058
      Phoenix Group Holdings...........................   646,616    7,788,589
  *   Puma Brandenburg, Ltd. Class A................... 1,193,004           --
  *   Puma Brandenburg, Ltd. Class B................... 1,193,004           --
  *   Quintain Estates & Development P.L.C............. 2,680,731    4,382,018
      Rathbone Brothers P.L.C..........................   165,692    4,545,902
  *   Raven Russia, Ltd................................   804,338    1,048,772
  *   Renovo Group P.L.C...............................    87,461       27,489
      S&U P.L.C........................................    21,140      619,272
      Savills P.L.C....................................   625,702    6,427,046
      St James's Place P.L.C...........................   903,953   11,416,624
      ST Modwen Properties P.L.C.......................   957,652    6,043,839
      Tullett Prebon P.L.C............................. 1,093,488    5,948,885
      Unite Group P.L.C................................   923,117    6,207,751
  *   Waterloo Investment Holdings, Ltd................     5,979          688
                                                                  ------------
  Total Financials.....................................            292,123,606
                                                                  ------------
  Health Care -- (2.9%)
  #*  Alizyme P.L.C....................................   660,805           --
      Bioquell P.L.C...................................    90,893      206,850
  *   BTG P.L.C........................................ 1,781,080   17,338,908
      Consort Medical P.L.C............................   138,858    2,434,987
      Dechra Pharmaceuticals P.L.C.....................   429,068    4,934,115
      Genus P.L.C......................................   281,441    6,065,832
      Hikma Pharmaceuticals P.L.C......................   713,706   14,069,226
  *   Optos P.L.C......................................   101,646      330,559
  #*  Oxford Biomedica P.L.C........................... 2,821,652      151,907
      Synergy Health P.L.C.............................   296,223    6,272,070
      UDG Healthcare P.L.C.............................   973,852    5,694,895
  *   Vectura Group P.L.C.............................. 1,829,761    4,812,075
  *   Vernalis P.L.C...................................    19,974       11,074
                                                                  ------------
  Total Health Care....................................             62,322,498
                                                                  ------------
  Industrials -- (25.1%)
  #   Air Partner P.L.C................................    39,319      333,874
      Alumasc Group P.L.C..............................   124,366      290,064
      Ashtead Group P.L.C.............................. 2,598,958   33,672,393
      Avon Rubber P.L.C................................    58,459      629,867
      Babcock International Group P.L.C................     5,658      129,137
      Balfour Beatty P.L.C............................. 3,596,658   17,212,679
      BBA Aviation P.L.C............................... 2,792,163   14,159,940
      Berendsen P.L.C..................................   828,543   12,575,165
      Bodycote P.L.C................................... 1,253,236   13,354,554
      Braemar Shipping Services P.L.C..................    83,345      690,681

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  Industrials -- (Continued)
      Brammer P.L.C....................................   400,999 $ 3,018,518
  #   Camellia P.L.C...................................     2,481     365,063
      Cape P.L.C.......................................   582,333   2,570,733
      Carillion P.L.C.................................. 2,233,191  12,500,744
      Carr's Milling Industries P.L.C..................    35,419   1,036,859
      Castings P.L.C...................................   162,757   1,192,923
      Chemring Group P.L.C............................. 1,217,006   4,810,782
      Clarkson P.L.C...................................    67,657   2,228,220
      Cobham P.L.C..................................... 5,618,202  27,107,337
      Communisis P.L.C................................. 1,021,272   1,165,485
      Costain Group P.L.C..............................   106,634     514,123
      DCC P.L.C........................................   431,941  19,619,183
      De La Rue P.L.C..................................   287,139   3,681,653
      Dialight P.L.C...................................    17,200     216,428
      Diploma P.L.C....................................   573,297   6,541,634
      easyJet P.L.C....................................   355,285   9,596,136
      Fenner P.L.C.....................................   935,135   6,304,874
  *   Firstgroup P.L.C................................. 5,277,432  11,533,372
      Galliford Try P.L.C..............................   337,850   6,494,347
      Go-Ahead Group P.L.C.............................   211,042   6,850,821
      Goodwin P.L.C....................................       383      23,193
      Grafton Group P.L.C..............................   429,703   4,201,619
      Harvey Nash Group P.L.C..........................    46,693      82,515
      Hays P.L.C....................................... 7,041,541  15,344,184
      Helphire P.L.C...................................   818,241      81,111
      Hogg Robinson Group P.L.C........................   134,014     188,854
      Homeserve P.L.C.................................. 1,339,416   7,201,642
      Hyder Consulting P.L.C...........................   178,009   1,895,612
      Interserve P.L.C.................................   664,484   6,645,742
      Keller Group P.L.C...............................   333,468   6,490,165
      Kentz Corp., Ltd.................................    76,014     824,186
      Kier Group P.L.C.................................   206,780   6,392,116
      Latchways P.L.C..................................    36,248     762,757
      Lavendon Group P.L.C.............................   787,112   2,542,316
      Management Consulting Group P.L.C................ 1,519,596     649,301
      Mears Group P.L.C................................   466,215   3,669,133
      Meggitt P.L.C....................................   226,713   1,922,154
      Melrose Industries P.L.C......................... 3,901,836  19,818,236
      Michael Page International P.L.C................. 1,282,180   9,364,102
      Mitie Group P.L.C................................ 1,847,058   9,680,013
      Morgan Advanced Materials P.L.C.................. 1,434,964   7,306,595
      Morgan Sindall Group P.L.C.......................   189,399   2,476,925
      National Express Group P.L.C..................... 2,235,488  10,707,271
      Norcros P.L.C....................................   105,434      38,131
      Northgate P.L.C..................................   752,381   6,921,832
      PayPoint P.L.C...................................   165,538   2,983,559
      QinetiQ Group P.L.C.............................. 3,169,340  11,635,522
      Regus PLC........................................ 3,367,250  11,579,535
  *   Renold P.L.C.....................................   162,865     147,106
      Rentokil Initial P.L.C........................... 5,933,263  11,731,506
      Ricardo P.L.C....................................   264,060   2,925,850
      Robert Walters P.L.C.............................   387,999   2,192,536
      Rotork P.L.C.....................................   339,433  13,720,366

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Industrials -- (Continued)
      RPS Group P.L.C.................................. 1,266,580 $  7,083,083
  #   Schneider Electric SA............................    17,013    1,364,344
      Senior P.L.C..................................... 2,095,459   10,243,581
      Serco Group P.L.C................................ 1,965,238   14,090,396
  *   Severfield-Rowen P.L.C........................... 1,252,061    1,231,802
      Shanks Group P.L.C............................... 2,313,344    4,420,529
      SIG P.L.C........................................ 3,038,785    9,775,460
      Speedy Hire P.L.C................................ 2,828,053    2,993,800
      Spirax-Sarco Engineering P.L.C...................   361,495   17,325,018
      St Ives P.L.C....................................   672,895    2,117,810
      Stagecoach Group P.L.C........................... 2,248,039   13,430,299
      Sthree P.L.C.....................................   343,858    2,166,214
  #   Stobart Group, Ltd...............................   262,021      577,916
      T Clarke P.L.C...................................   147,457      165,922
      Tarsus Group P.L.C...............................   208,165      728,346
      Tribal Group P.L.C...............................   156,581      457,811
      Trifast P.L.C....................................   443,600      583,226
      UK Mail Group P.L.C..............................   197,261    2,201,077
      Ultra Electronics Holdings P.L.C.................   351,758   11,293,464
      Vesuvius P.L.C................................... 1,449,566   10,651,168
  #   Volex P.L.C......................................   233,149      452,339
      Vp P.L.C.........................................   167,297    1,853,163
  *   Wincanton P.L.C..................................   526,941    1,232,471
      WS Atkins P.L.C..................................   523,508   11,691,205
  #   XP Power, Ltd....................................    74,294    2,164,512
                                                                  ------------
  Total Industrials....................................            532,838,230
                                                                  ------------
  Information Technology -- (7.7%)
      Acal P.L.C.......................................   104,729      571,730
      Anite P.L.C...................................... 1,253,216    1,879,608
      Aveva Group PLC..................................    48,491    1,712,433
      Computacenter P.L.C..............................   422,291    4,493,350
      CSR P.L.C........................................   916,815    9,952,305
      Domino Printing Sciences P.L.C...................   526,905    6,882,376
      E2V Technologies P.L.C...........................   505,271    1,295,595
      Electrocomponents P.L.C.......................... 2,186,053    9,513,720
      Fidessa Group P.L.C..............................   157,190    5,968,425
  *   Filtronic P.L.C..................................     4,262        3,986
      Halma P.L.C...................................... 1,809,968   17,780,544
  #*  Imagination Technologies Group P.L.C.............   205,118      578,170
  *   Innovation Group P.L.C........................... 4,560,103    2,508,637
  *   Kofax, Ltd.......................................   359,621    2,630,942
      Laird P.L.C...................................... 1,362,165    7,248,585
      Micro Focus International P.L.C..................   700,538    8,620,849
      Moneysupermarket.com Group P.L.C.................   680,942    1,997,911
      NCC Group P.L.C..................................   247,767      814,867
      Oxford Instruments P.L.C.........................   153,131    4,195,763
      Pace P.L.C....................................... 1,487,713    8,732,101
      Phoenix IT Group, Ltd............................   204,614      384,537
      Playtech P.L.C...................................   393,257    4,456,957
      Premier Farnell P.L.C............................ 1,803,310    6,444,363
      PV Crystalox Solar P.L.C.........................   147,995       44,611
      Renishaw P.L.C...................................   188,423    5,834,622

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Information Technology -- (Continued)
      RM P.L.C.........................................   363,499 $    687,707
      SDL P.L.C........................................   353,826    2,120,405
      Sepura P.L.C.....................................   225,709      491,090
      Spectris P.L.C...................................   582,385   21,226,374
      Spirent Communications P.L.C..................... 2,633,737    4,119,191
      Telecity Group P.L.C.............................   656,941    7,700,422
      TT electronics P.L.C.............................   815,556    2,768,585
      Vislink P.L.C....................................   274,226      186,974
  *   Wolfson Microelectronics P.L.C...................   504,759    1,116,564
      Xaar P.L.C.......................................   271,556    4,948,329
      Xchanging P.L.C.................................. 1,304,391    3,824,262
                                                                  ------------
  Total Information Technology.........................            163,736,890
                                                                  ------------
  Materials -- (7.2%)
      African Barrick Gold P.L.C.......................   482,029    1,729,873
      Alent P.L.C...................................... 1,359,075    6,981,987
      AZ Electronic Materials SA.......................   897,834    5,846,129
      British Polythene Industries P.L.C...............   137,680    1,391,869
      Carclo P.L.C.....................................   200,519      541,208
  *   Centamin P.L.C................................... 4,637,575    3,335,790
      Croda International P.L.C........................   442,133   17,489,675
      DS Smith P.L.C................................... 4,875,734   26,254,166
      Elementis P.L.C.................................. 2,385,580   10,000,722
      Essentra PLC.....................................   950,734   12,940,823
  *   Evraz P.L.C......................................   276,673      386,307
      Ferrexpo P.L.C...................................   955,423    2,379,148
  *   Gem Diamonds, Ltd................................   487,368    1,269,083
      Hill & Smith Holdings P.L.C......................   427,877    3,811,826
      Hochschild Mining P.L.C..........................   657,160    1,629,491
  *   International Ferro Metals, Ltd..................   423,652       74,986
      Kazakhmys P.L.C..................................   206,718      603,225
  #*  Lonmin P.L.C..................................... 2,202,370   11,064,589
      Low & Bonar P.L.C................................ 1,065,095    1,514,769
      Marshalls P.L.C..................................   848,249    2,459,650
      Mondi P.L.C......................................   517,009    7,823,634
  #*  New World Resources P.L.C. Class A...............   133,089      111,818
  *   Petra Diamonds, Ltd.............................. 1,192,534    2,703,422
  #   Petropavlovsk P.L.C..............................   708,130      810,521
      RPC Group P.L.C..................................   765,365    7,478,414
      Synthomer P.L.C.................................. 1,194,695    5,337,406
  #   Vedanta Resources P.L.C..........................   480,809    6,355,798
      Victrex P.L.C....................................   379,704   11,092,141
      Zotefoams P.L.C..................................    96,852      276,611
                                                                  ------------
  Total Materials......................................            153,695,081
                                                                  ------------
  Telecommunication Services -- (2.5%)
      Cable & Wireless Communications P.L.C............ 8,443,810    7,404,682
  *   Colt Group SA.................................... 1,426,217    2,961,339
      Inmarsat P.L.C................................... 2,227,434   25,588,940
      Kcom Group P.L.C................................. 3,014,682    4,888,378

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                      SHARES       VALUE++
                                                     ---------- --------------
 Telecommunication Services -- (Continued)..........
       TalkTalk Telecom Group P.L.C.................  2,542,439 $   13,009,379
                                                                --------------
 Total Telecommunication Services...................                53,852,718
                                                                --------------
 Utilities -- (2.7%)
       Dee Valley Group P.L.C.......................     12,109        297,443
       Drax Group P.L.C.............................  2,103,725     28,041,903
       Pennon Group P.L.C...........................  1,980,713     22,377,332
       Telecom Plus P.L.C...........................    206,826      6,473,344
                                                                --------------
 Total Utilities....................................                57,190,022
                                                                --------------
 TOTAL COMMON STOCKS................................             2,076,065,418
                                                                --------------
 RIGHTS/WARRANTS -- (0.0%)
 *     Cineworld Group P.L.C........................    233,178        471,484
                                                                --------------
                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)       VALUE+
                                                     ---------- --------------
 SECURITIES LENDING COLLATERAL -- (2.4%)
 (S)@  DFA Short Term Investment Fund...............  4,321,521     50,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $357,997 GNMA 3.50%,
         09/20/42, valued at $321,776) to be
         repurchased at $315,468.................... $      315        315,467
                                                                --------------
 TOTAL SECURITIES LENDING COLLATERAL................                50,315,467
                                                                --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,412,930,936)^^..........................            $2,126,852,369
                                                                ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary.....       -- $  571,886,207   --    $  571,886,207
    Consumer Staples...........       --     82,140,885   --        82,140,885
    Energy.....................       --    106,279,281   --       106,279,281
    Financials.................       --    292,123,606   --       292,123,606
    Health Care................       --     62,322,498   --        62,322,498
    Industrials................ $120,646    532,717,584   --       532,838,230
    Information Technology.....       --    163,736,890   --       163,736,890
    Materials..................       --    153,695,081   --       153,695,081
    Telecommunication Services.       --     53,852,718   --        53,852,718
    Utilities..................       --     57,190,022   --        57,190,022
 Rights/Warrants...............       --        471,484   --           471,484
 Securities Lending Collateral.       --     50,315,467   --        50,315,467
                                -------- --------------   --    --------------
 TOTAL......................... $120,646 $2,126,731,723   --    $2,126,852,369
                                ======== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES    VALUE++
                                                         ------- -----------
   COMMON STOCKS -- (88.4%)
   AUSTRIA -- (2.2%)
   *   A-TEC Industries AG..............................  21,828 $        --
       Agrana Beteiligungs AG...........................  17,354   2,054,714
       AMAG Austria Metall AG...........................   2,133      66,119
       Atrium European Real Estate, Ltd................. 614,001   3,445,629
       Austria Technologie & Systemtechnik AG...........  83,748     915,436
       BKS Bank AG......................................   3,120      73,891
   #   CA Immobilien Anlagen AG......................... 163,483   2,843,790
       Conwert Immobilien Invest SE.....................  66,499     861,332
       DO & Co. AG......................................  18,126     885,180
   #   EVN AG........................................... 163,267   2,541,605
       Flughafen Wien AG................................  47,798   3,843,804
       Frauenthal Holding AG............................   4,212      50,779
       IMMOFINANZ AG....................................  15,360      72,447
       Josef Manner & Co. AG............................     870      62,840
   #   Kapsch TrafficCom AG.............................  26,900   1,484,866
   #   Lenzing AG.......................................  51,434   3,111,777
       Mayr Melnhof Karton AG...........................  45,831   5,601,140
       Oberbank AG......................................  37,973   2,535,649
       Oesterreichische Post AG......................... 159,297   7,341,426
   #   Palfinger AG.....................................  57,910   2,430,808
       POLYTEC Holding AG...............................  83,703     833,224
   #   RHI AG........................................... 113,647   3,722,783
       Rosenbauer International AG......................  17,149   1,433,075
       S IMMO AG........................................ 273,630   1,946,788
       Schoeller-Bleckmann Oilfield Equipment AG........  53,715   5,608,051
       Semperit AG Holding..............................  50,274   2,540,203
   #   Strabag SE....................................... 102,680   3,058,459
       Telekom Austria AG............................... 706,338   6,170,664
       UBM Realitaetenentwicklung AG....................   2,880      60,313
       UNIQA Insurance Group AG......................... 361,548   4,662,654
   #   Wienerberger AG.................................. 565,653   8,950,715
   *   Wolford AG.......................................  11,252     276,321
       Zumtobel AG...................................... 161,140   3,526,084
                                                                 -----------
   TOTAL AUSTRIA........................................          83,012,566
                                                                 -----------
   BELGIUM -- (2.8%)
   *   Ablynx NV........................................ 166,345   1,624,732
       Ackermans & van Haaren NV........................ 118,073  12,752,400
   *   AGFA-Gevaert NV.................................. 898,617   2,651,425
       Arseus NV........................................ 103,428   3,693,998
       Atenor Group.....................................   6,182     304,264
       Banque Nationale de Belgique.....................     968   4,170,478
       Barco NV.........................................  60,150   4,555,975
       Cie d'Entreprises CFE............................  41,428   3,626,526
       Cie Immobiliere de Belgique SA...................  12,863     660,569
       Cie Maritime Belge SA............................  66,098   1,886,664
       Co.Br.Ha Societe Commerciale de Brasserie SA.....     115     271,537
       D'ieteren SA..................................... 129,060   6,184,257
   *   Deceuninck NV.................................... 364,236   1,040,314
   #   Econocom Group................................... 304,215   3,216,513
   #   Elia System Operator SA.......................... 135,158   6,221,973

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
   BELGIUM -- (Continued)
   #*  Euronav NV....................................... 101,119 $  1,323,812
       EVS Broadcast Equipment SA.......................  60,843    3,643,963
       Exmar NV......................................... 132,340    2,074,034
   *   Floridienne SA...................................     868       99,518
   #*  Galapagos NV..................................... 110,191    2,662,867
       Gimv NV..........................................  13,949      693,572
   *   Hamon & CIE SA...................................   4,508       95,442
   *   Ion Beam Applications............................  89,791      900,957
   #   Jensen-Group NV..................................  13,482      251,388
       Kinepolis Group NV...............................  19,582    3,108,144
       Lotus Bakeries...................................   1,361    1,372,076
   *   MDxHealth........................................  73,691      287,910
       Melexis NV.......................................  97,411    3,373,397
       Mobistar SA......................................  87,167    1,646,304
   #   NV Bekaert SA.................................... 190,167    6,546,326
   #   Nyrstar NV....................................... 742,718    2,851,131
   *   Picanol..........................................  28,441      977,010
   #*  RealDolmen NV/SA(B3M0622)........................   7,587      228,863
   *   RealDolmen NV/SA(5529094)........................     120           18
       Recticel SA...................................... 101,580      932,925
   *   Rentabiliweb Group...............................   9,831      105,474
       Resilux..........................................   4,724      630,394
   *   RHJ International................................  54,210      268,889
   *   Roularta Media Group NV..........................  10,263      173,370
   *   Sapec............................................   2,832      188,710
       Sioen Industries NV..............................  52,140      622,168
       Sipef SA.........................................  30,617    2,370,306
       TER Beke SA......................................   2,260      172,274
       Tessenderlo Chemie NV............................ 132,614    3,450,304
   #*  ThromboGenics NV................................. 155,245    3,915,817
       Van de Velde NV..................................  35,750    1,790,379
   *   Viohalco SA...................................... 603,593    3,052,746
                                                                 ------------
   TOTAL BELGIUM........................................          102,672,113
                                                                 ------------
   DENMARK -- (4.4%)
       ALK-Abello A.S...................................  29,336    3,836,622
   #*  Alm Brand A.S.................................... 484,611    2,278,151
   #   Ambu A.S. Class B................................  27,380    1,567,813
       Arkil Holding A.S. Class B.......................     504       62,646
   *   Atlantic Petroleum P/F...........................   4,328       96,799
   *   Auriga Industries Class B........................  96,829    3,047,713
   *   Bang & Olufsen A.S............................... 161,993    1,659,041
       BankNordik P/F...................................     942       20,801
   *   Bavarian Nordic A.S.............................. 105,508    1,832,336
   *   BoConcept Holding A.S. Class B...................   5,365       97,060
       Brodrene Hartmann A.S............................  13,977      421,908
       D/S Norden A.S................................... 110,869    5,180,523
       Dfds A.S.........................................  19,411    1,471,571
       Djurslands Bank A.S..............................   8,970      296,610
   *   East Asiatic Co., Ltd. A.S.......................  55,571      778,689
       FE Bording A.S...................................     426       53,708
   #   FLSmidth & Co. A.S............................... 181,351    9,681,461
       Fluegger A.S. Class B............................   4,198      268,086

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  DENMARK -- (Continued)
  *   Genmab A.S.......................................   186,552 $  7,427,594
      GN Store Nord A.S................................   772,340   18,341,693
  *   GPV Industri A.S. Series B.......................     2,200           --
  *   Greentech Energy Systems A.S.....................    12,775       28,217
      Gronlandsbanken AB...............................     1,125      133,231
  *   H+H International A.S. Class B...................    27,881      235,563
      Harboes Bryggeri A.S. Class B....................    12,252      201,952
      IC Companys A.S..................................    35,278      973,483
      Jeudan A.S.......................................     4,800      533,613
  *   Jyske Bank A.S...................................   265,701   13,625,500
      Lan & Spar Bank..................................     5,150      277,241
      NKT Holding A.S..................................   110,421    6,424,241
      Nordjyske Bank A.S...............................    17,600      347,498
      Norresundby Bank A.S.............................     7,350      294,208
      Pandora A.S......................................     4,195      240,682
  *   Parken Sport & Entertainment A.S.................    33,556      473,625
  #   PER Aarsleff A.S. Class B........................     7,359    1,200,153
      Ringkjoebing Landbobank A.S......................    19,475    4,055,421
      Roblon A.S. Class B..............................     2,700      144,186
      Rockwool International A.S. Class B..............    30,614    5,550,557
      Royal UNIBREW....................................    45,850    5,798,808
      Schouw & Co......................................    74,017    3,252,917
      SimCorp A.S......................................   194,860    7,144,093
      Solar A.S. Class B...............................    25,157    1,627,323
  *   Spar Nord Bank A.S...............................   347,740    3,124,382
  *   Sydbank A.S......................................   317,330    8,085,953
      Tivoli A.S.......................................       969      522,488
  *   TK Development A.S...............................   358,493      434,855
  *   Topdanmark A.S...................................   507,925   13,434,486
  *   TopoTarget A.S...................................   546,711      311,151
  *   Topsil Semiconductor Matls.......................   645,755       91,276
  #*  Torm A.S.........................................   694,424      190,507
      United International Enterprises.................     9,032    1,797,254
  *   Vestas Wind Systems A.S..........................   693,291   22,945,577
  *   Vestjysk Bank A.S................................    35,584       58,470
  #*  Zealand Pharma A.S...............................    32,819      436,375
                                                                  ------------
  TOTAL DENMARK........................................            162,416,111
                                                                  ------------
  FINLAND -- (5.7%)
      Afarak Group Oyj.................................   604,909      285,462
      Ahlstrom Oyj.....................................    44,983      470,045
      Aktia Bank Oyj...................................    35,193      385,332
  #   Alma Media Oyj...................................   277,852    1,126,512
      Amer Sports Oyj..................................   559,522   11,547,256
      Apetit Oyj.......................................    19,402      506,071
      Aspo Oyj.........................................    83,192      662,733
      Atria P.L.C......................................    36,177      381,819
      Bank of Aland P.L.C. Class B.....................    22,078      242,221
      BasWare Oyj......................................    34,550    1,363,038
  *   Biotie Therapies Oyj.............................   955,389      425,217
  #   Cargotec Oyj.....................................   164,102    5,822,606
  *   Caverion Corp....................................   483,134    4,691,948
      Citycon Oyj...................................... 1,340,442    4,571,559

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  FINLAND -- (Continued)
  *   Comptel Oyj......................................   337,600 $   240,890
      Cramo Oyj........................................   148,755   2,948,172
      Digia P.L.C......................................    48,912     270,857
  *   Efore Oyj........................................    49,703      44,245
      Elektrobit Oyj...................................   193,437     713,500
  #   Elisa Oyj........................................   675,933  17,327,267
      F-Secure Oyj.....................................   465,993   1,344,137
      Finnair Oyj......................................   427,233   1,602,035
  *   Finnlines Oyj....................................   124,906   1,375,765
      Fiskars Oyj Abp..................................   196,350   5,497,920
  *   GeoSentric Oyj...................................   244,900          --
      HKScan Oyj Class A...............................   117,880     589,318
      Huhtamaki Oyj....................................   452,365  11,220,027
      Ilkka-Yhtyma Oyj.................................    61,503     246,175
      Kemira Oyj.......................................   472,368   6,573,764
      Kesko Oyj Class B................................   312,605  11,520,431
      Konecranes Oyj...................................   245,559   8,639,000
      Lassila & Tikanoja Oyj...........................   150,001   2,979,071
      Lemminkainen Oyj.................................    26,333     539,997
      Metsa Board Oyj.................................. 1,549,706   6,159,087
      Metso Oyj........................................   212,885   6,645,390
  *   Munksjo Oyj......................................    22,485     166,752
  #   Neste Oil Oyj....................................   604,358  10,788,019
      Okmetic Oyj......................................    61,386     392,020
      Olvi Oyj Class A.................................    69,915   2,607,043
      Oriola-KD Oyj Class A............................     5,045      18,900
      Oriola-KD Oyj Class B............................   503,918   1,786,934
  #   Orion Oyj Class A................................   130,940   3,415,939
  #   Orion Oyj Class B................................   388,448  10,138,646
  #*  Outokumpu Oyj.................................... 4,209,557   2,449,651
  #   Outotec Oyj......................................   697,608   7,105,286
      PKC Group Oyj....................................   105,600   3,300,450
      Pohjola Bank P.L.C. Class A......................    34,435     674,399
      Ponsse Oy........................................    30,777     392,270
  *   Poyry Oyj........................................   192,614   1,087,400
      Raisio P.L.C. Class V............................   541,284   3,281,434
      Ramirent Oyj.....................................   324,161   3,837,524
      Rapala VMC Oyj...................................   113,258     778,585
  #   Rautaruukki Oyj..................................   439,221   5,194,998
      Revenio Group OYJ................................     6,170      95,514
      Saga Furs Oyj....................................    11,324     495,523
  #   Sanoma Oyj.......................................   355,701   2,804,220
      Sievi Capital P.L.C..............................   123,479     204,461
      SRV Group P.L.C..................................     9,181      51,268
      Stockmann Oyj Abp(5462371).......................    43,914     662,735
  #   Stockmann Oyj Abp(5462393).......................   139,051   2,108,497
      Technopolis Oyj..................................   344,300   2,107,859
      Teleste Oyj......................................    53,559     338,266
      Tieto Oyj........................................   305,721   6,712,475
  #   Tikkurila Oyj....................................   175,018   4,387,114
  #   Uponor Oyj.......................................   247,346   3,957,514
      Vacon P.L.C......................................    46,920   3,431,216
      Vaisala Oyj Class A..............................    42,228   1,311,920

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
 FINLAND -- (Continued)
 *   Viking Line Abp..................................     10,366 $    249,316
 #   YIT Oyj..........................................    500,865    6,290,227
                                                                  ------------
 TOTAL FINLAND........................................             211,583,242
                                                                  ------------
 FRANCE -- (11.5%)
     ABC Arbitrage....................................     22,399      148,746
 *   Air France-KLM...................................    722,730    8,295,821
 #   Akka Technologies SA.............................     12,943      408,570
     Albioma..........................................     96,570    2,355,340
 #*  Alcatel-Lucent................................... 10,822,233   43,285,371
     Altamir..........................................     81,618    1,188,372
     Alten SA.........................................     92,635    4,171,332
     Altran Technologies SA...........................    676,432    6,179,307
     April............................................     76,998    1,733,493
     Assystem.........................................     65,144    1,816,177
 *   Atari SA.........................................     68,443       57,232
     Aubay............................................     10,285      124,788
 *   Audika Groupe....................................     22,298      308,510
     Aurea SA.........................................      2,794       16,590
     Axway Software SA................................     27,272    1,013,593
 #*  Beneteau SA......................................    184,191    2,809,938
 #*  Bigben Interactive...............................     28,213      279,139
     BioMerieux.......................................     28,511    2,997,923
     Boiron SA........................................     29,679    2,100,029
     Bonduelle SCA....................................     77,754    1,970,140
 #   Bongrain SA......................................     34,266    2,771,924
 #   Bourbon SA.......................................    216,060    5,953,760
 *   Boursorama.......................................     92,227    1,077,093
 #*  Bull.............................................    402,126    1,994,582
     Burelle SA.......................................      3,866    2,674,362
     Catering International Services..................      1,996       53,546
 *   Cegedim SA.......................................     19,533      610,039
     Cegid Group......................................     22,946      831,454
 *   CGG SA...........................................    455,425    6,765,070
 #*  Chargeurs SA.....................................     67,945      464,306
     Cie des Alpes....................................     18,539      393,628
     Cie Industrielle et Financiere D'Entreprises.....      1,200      110,151
     Ciments Francais SA..............................     47,966    3,790,560
 *   Club Mediterranee SA.............................    107,104    2,506,380
 *   Derichebourg SA..................................    548,515    1,888,422
 #   Devoteam SA......................................     27,431      545,035
     Eiffage SA.......................................    169,719    9,853,483
     Electricite de Strasbourg........................     21,886    3,026,814
 #   Eramet...........................................      8,545      814,556
     Esso SA Francaise................................     11,770      658,447
     Etablissements Maurel et Prom....................    419,398    6,772,268
     Euler Hermes SA..................................     49,870    6,118,987
 *   Euro Disney SCA..................................     58,727      338,708
     Eurofins Scientific SE...........................     25,468    6,478,688
     Exel Industries Class A..........................     10,680      849,988
     Faiveley Transport SA............................     35,342    2,574,142
 *   Faurecia.........................................    216,138    8,509,692
 #   Fimalac..........................................     31,490    2,102,153

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  FRANCE -- (Continued)
  #   Fleury Michon SA.................................     4,694 $   379,532
  *   GameLoft SE......................................   269,657   2,461,877
      Gaumont SA.......................................    13,980     792,109
  #   GEA..............................................     2,218     270,383
  #*  GECI International...............................    59,392          --
      Gevelot SA.......................................     3,584     289,964
  #   GL Events........................................    48,302   1,096,952
      Groupe Crit......................................    24,255   1,202,568
      Groupe Eurotunnel SA.............................   799,822   8,818,309
  #   Groupe Flo.......................................    35,997     147,406
  *   Groupe Fnac......................................     9,578     297,210
  #   Groupe Gorge.....................................     4,782     132,257
      Groupe Open......................................    27,590     311,847
      Groupe Steria SCA................................   135,577   2,743,003
      Guerbet..........................................    26,308     907,786
  *   Haulotte Group SA................................    65,672     969,021
      Havas SA......................................... 1,237,953   9,703,252
  *   Hi-Media SA......................................   154,058     444,347
  #   Ingenico.........................................   138,205  11,858,590
      Interparfums SA..................................    32,245   1,351,291
      Ipsen SA.........................................    73,415   3,079,782
      IPSOS............................................   159,746   6,847,598
      Jacquet Metal Service............................    55,520   1,014,058
  #   Korian...........................................    18,224     580,316
      L.D.C. SA........................................        19       3,006
      Lagardere SCA....................................   478,738  16,899,389
      Lanson-BCC.......................................     7,992     403,258
  #   Laurent-Perrier..................................    12,675   1,212,822
  *   Le Noble Age.....................................       741      14,656
  #   Lectra...........................................    94,714   1,009,803
      LISI.............................................    17,353   2,916,188
      Maisons France Confort...........................    15,380     627,023
      Manitou BF SA....................................    48,911     856,542
      Manutan International............................    14,553     976,910
      Medica SA........................................   183,725   5,259,863
      Mersen...........................................    72,883   2,275,796
      Metropole Television SA..........................   236,930   5,134,204
      MGI Coutier......................................     3,915     570,960
      Montupet.........................................    30,887   1,640,168
  *   Mr Bricolage.....................................    30,731     428,572
  #   Naturex..........................................    24,725   2,057,255
  #   Neopost SA.......................................   167,752  14,213,477
      Nexans SA........................................   131,823   6,177,267
      Nexity SA........................................   110,520   4,413,532
      NextRadioTV......................................    12,421     420,086
      Norbert Dentressangle SA.........................    20,989   2,909,718
  #*  NRJ Group........................................    72,524     756,087
  #*  Orco Property Group..............................   167,788     397,751
      Orpea............................................   128,403   7,035,113
      Paris Orleans SA.................................     3,127      75,614
  *   Parrot SA........................................    38,572   1,059,330
  #*  Peugeot SA....................................... 1,076,690  16,522,347
  *   Pierre & Vacances SA.............................    23,625     923,172

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   FRANCE -- (Continued)
       Plastic Omnium SA................................ 324,906 $ 8,398,415
       PSB Industries SA................................   8,438     418,702
       Rallye SA........................................ 106,948   4,192,288
   #*  Recylex SA.......................................  83,164     410,979
       Robertet SA......................................   3,167     713,043
   #   Rubis SCA........................................ 157,540  10,228,820
       Saft Groupe SA................................... 126,335   4,422,050
       Samse SA.........................................   8,342     906,102
       Sartorius Stedim Biotech.........................   8,093   1,444,481
       SEB SA...........................................  61,473   4,815,150
       Seche Environnement SA...........................   9,167     408,517
       Securidev SA.....................................   2,500     124,379
   *   Sequana SA.......................................  44,019     372,928
       Soc Mar Tunnel Prado Car.........................   2,292      98,339
       Societe d'Edition de Canal +..................... 272,836   2,160,166
       Societe des Bains de Mer et du Cercle des
         Etrangers a Monaco.............................  46,150   2,592,607
       Societe Internationale de Plantations d'Heveas SA   7,778     532,444
       Societe pour l'Informatique Industrielle.........  40,908     400,773
       Societe Television Francaise 1................... 567,362  10,466,479
   #*  SOITEC........................................... 826,614   1,635,967
   #*  Solocal Group.................................... 630,719   1,120,309
       Somfy SA.........................................  21,738   5,981,034
       Sopra Group SA...................................  23,140   2,542,909
   *   Spir Communication...............................   4,687      82,327
       Stallergenes SA..................................     478      36,543
   #*  Ste Industrielle d'Aviation Latecoere SA.........  30,831     669,631
   *   Store Electronic.................................  10,269     209,178
   #   Stref SA.........................................  29,121   2,339,543
       Sword Group......................................  30,562     733,879
       Synergie SA......................................  63,785   1,471,767
   *   Technicolor SA................................... 514,247   2,547,021
       Teleperformance.................................. 275,593  16,113,436
       Tessi SA.........................................   7,038     913,881
       TFF Group........................................   5,013     433,261
   #*  Theolia SA....................................... 281,335     482,067
       Thermador Groupe.................................   9,733     919,188
       Total Gabon......................................   1,324     810,189
       Touax SA.........................................   4,773     126,848
   *   Trigano SA.......................................  41,602   1,057,252
   *   UBISOFT Entertainment............................ 459,542   6,414,853
       Union Financiere de France BQE SA................  16,679     406,166
   *   Valneva SE....................................... 114,605     774,968
   #   Vetoquinol SA....................................   8,580     416,720
       Vicat............................................  58,665   4,104,798
       Viel et Co....................................... 158,130     486,323
   #   Vilmorin & Cie SA................................  22,432   2,939,390
       Virbac SA........................................  17,539   3,916,954
   #*  Vivalis SA.......................................  18,706     126,738
   *   VM Materiaux SA..................................   6,914     265,872

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
   FRANCE -- (Continued)
       Vranken-Pommery Monopole SA......................  18,881 $    566,086
                                                                 ------------
   TOTAL FRANCE.........................................          428,429,776
                                                                 ------------
   GERMANY -- (13.2%)
   *   Aareal Bank AG................................... 423,110   15,559,087
       Adler Modemaerkte AG.............................  37,209      481,381
   *   ADVA Optical Networking SE....................... 189,709      976,683
   #*  Air Berlin P.L.C................................. 105,821      285,511
   *   Aixtron SE....................................... 409,853    6,245,082
   *   Aligna AG........................................ 318,087           --
       Allgeier SE......................................  26,582      585,734
       Amadeus Fire AG..................................  22,923    1,849,178
       Analytik Jena AG.................................   5,992      111,556
   *   AS Creation Tapeten..............................   7,109      359,180
       Aurubis AG....................................... 153,470    8,871,371
   #   Balda AG......................................... 127,634      643,308
       Basler AG........................................   1,331       54,361
   #   Bauer AG.........................................  45,945    1,174,846
       BayWa AG(5838057)................................  59,344    3,092,265
       BayWa AG(5838068)................................     124        7,015
       Bechtle AG.......................................  73,789    5,438,738
   #   Bertrandt AG.....................................  24,117    3,582,751
       Bijou Brigitte AG................................  19,079    1,902,286
       Bilfinger SE.....................................     290       33,322
       Biotest AG.......................................  20,784    2,278,215
   *   BKN International AG.............................  33,408           --
       Borussia Dortmund GmbH & Co. KGaA................ 274,295    1,354,561
       CANCOM SE........................................  63,917    2,842,031
       Carl Zeiss Meditec AG............................ 102,720    3,008,495
       CAT Oil AG.......................................  73,663    1,673,029
   #   Celesio AG....................................... 406,712   13,397,769
       CENIT AG.........................................  37,037      557,576
       CENTROTEC Sustainable AG.........................  43,285    1,116,918
       Cewe Stiftung & Co. KGAA.........................  22,058    1,297,807
   #*  Colonia Real Estate AG...........................  16,334       96,511
       Comdirect Bank AG................................ 179,407    2,040,598
   #   CompuGroup Medical AG............................  60,991    1,620,385
   *   Constantin Medien AG............................. 351,622      778,067
       CropEnergies AG.................................. 111,540      866,466
       CTS Eventim AG................................... 106,100    5,413,824
       DAB Bank AG...................................... 130,043      646,245
       Data Modul AG....................................  11,455      292,331
   #   DEAG Deutsche Entertainment......................   2,648       16,496
   #   Delticom AG......................................  25,992    1,125,262
   *   Deufol SE........................................  76,487      100,386
       Deutsche Beteiligungs AG.........................  29,148      871,940
   #   Deutsche Wohnen AG(B0YZ0Z5)...................... 837,032   15,664,561
   *   Deutsche Wohnen AG(BFLR888)...................... 503,710    9,157,677
   *   Deutz AG......................................... 440,031    4,366,797
   *   Dialog Semiconductor P.L.C....................... 310,004    6,012,577
       DIC Asset AG.....................................  13,115      117,969
       DMG MORI SEIKI AG................................ 308,295    9,919,337
       Dr Hoenle AG.....................................  21,610      368,087

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  GERMANY -- (Continued)
      Draegerwerk AG & Co. KGaA........................     6,249 $   633,314
      Drillisch AG.....................................   228,312   7,002,607
      Duerr AG.........................................   116,560   9,787,635
      Eckert & Ziegler AG..............................    17,884     644,772
      Elmos Semiconductor AG...........................    49,157     818,216
      ElringKlinger AG.................................   151,212   5,577,656
      Erlus AG.........................................     2,970     171,847
  #   Euromicron AG....................................    33,718     669,473
  #*  Evotec AG........................................ 1,165,338   6,428,756
      Fielmann AG......................................    36,495   4,073,025
  #*  First Sensor AG..................................    19,888     221,608
  #*  Francotyp-Postalia Holding AG Class A............    53,729     338,224
      Freenet AG.......................................   498,012  15,184,381
      Fuchs Petrolub SE................................    92,341   7,149,109
  *   GAGFAH SA........................................   281,532   4,046,823
      Gerresheimer AG..................................   151,437  10,180,251
  #   Gerry Weber International AG.....................    89,543   3,978,969
      Gesco AG.........................................    14,980   1,485,975
      GFK SE...........................................    72,504   3,981,074
      GFT Technologies AG..............................    79,714     747,680
      Grammer AG.......................................    59,024   2,780,483
  #   Grenkeleasing AG.................................    32,703   3,040,087
  *   H&R AG...........................................    50,783     597,580
      Hamburger Hafen und Logistik AG..................    84,339   2,107,744
  #*  Hansa Group AG...................................   146,815     254,099
  #   Hawesko Holding AG...............................    19,480   1,040,896
  #*  Heidelberger Druckmaschinen AG................... 1,168,180   4,792,461
  #   Highlight Communications AG......................    98,062     520,980
      Homag Group AG...................................    25,484     669,192
      Hornbach Baumarkt AG.............................       739      29,953
      Indus Holding AG.................................   109,925   4,356,877
      Init Innovation In Traffic Systems AG............     9,272     311,164
  *   Intershop Communications AG......................    62,598     149,263
      Isra Vision AG...................................    15,060     811,077
      Jenoptik AG......................................   223,167   3,742,633
  *   Joyou AG.........................................    18,024     318,814
  #   K+S AG...........................................    46,883   1,404,041
  *   Kampa AG.........................................     7,101         326
  #*  Kloeckner & Co. SE...............................   520,355   7,753,079
      Koenig & Bauer AG................................    25,243     424,489
      Kontron AG.......................................   247,150   1,709,842
  #   Krones AG........................................    72,618   5,797,126
      KSB AG...........................................     3,584   2,292,894
  #   KUKA AG..........................................   130,343   6,219,469
      KWS Saat AG......................................    16,490   5,544,612
      Leifheit AG......................................    12,500     569,052
      Leoni AG.........................................   160,146  12,399,576
      LPKF Laser & Electronics AG......................   102,890   2,696,328
  *   Manz AG..........................................    11,146   1,025,969
  #*  MasterFlex SE....................................    19,347     190,330
  *   Mediclin AG......................................   119,554     701,405
  #*  Medigene AG......................................    23,760     119,801
      MLP AG...........................................   216,957   1,660,855

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   GERMANY -- (Continued)
   #   Mobotix AG.......................................  13,963 $   281,711
   *   Morphosys AG.....................................  54,894   4,799,449
       MTU Aero Engines Holding AG......................  95,400   8,439,549
   #   Muehlbauer Holding AG & Co. KGaA.................  14,905     387,418
   #   MVV Energie AG................................... 114,055   3,848,952
       Nemetschek AG....................................  24,668   1,755,304
   #   Nexus AG.........................................  42,453     628,332
   *   Nordex SE........................................ 279,193   3,700,212
       Norma Group SE................................... 152,537   8,205,665
   #   OHB AG...........................................  35,659     946,192
   *   Osram Licht AG...................................  14,068     822,198
   #   P&I Personal & Informatik AG.....................  17,863   1,374,417
   #*  Paion AG.........................................  27,833      93,133
   *   Patrizia Immobilien AG........................... 160,052   1,666,981
       Pfeiffer Vacuum Technology AG....................  43,249   5,131,799
   #   PNE Wind AG...................................... 276,366     946,247
       Progress-Werk Oberkirch AG.......................   7,828     504,766
       PSI AG Gesellschaft Fuer Produkte und Systeme
         der Informationstechnologie....................  28,155     522,821
   #   Pulsion Medical Systems SE.......................   6,063     140,234
   #   Puma SE..........................................   7,647   2,170,819
   #   PVA TePla AG.....................................  46,019     174,393
       QSC AG........................................... 484,191   2,628,314
       R Stahl AG.......................................  15,459     770,650
       Rational AG......................................   9,206   2,832,363
       Rheinmetall AG................................... 195,657  12,524,456
       Rhoen Klinikum AG................................ 500,406  14,745,887
       RIB Software AG..................................  85,906   1,004,278
   *   SAF-Holland SA................................... 223,137   3,525,401
       Salzgitter AG.................................... 192,504   8,491,883
       Schaltbau Holding AG.............................  18,487   1,161,996
       Sektkellerei Schloss Wachenheim AG...............   7,479     121,316
   *   SER Systems AG...................................   9,400          --
   #   SGL Carbon SE.................................... 229,387   8,550,090
       SHW AG...........................................  12,018     843,303
   #*  Singulus Technologies AG......................... 236,814     791,362
       Sinner AG........................................   1,089      20,435
       Sixt SE..........................................  81,198   2,661,920
       SKW Stahl-Metallurgie Holding AG.................  28,224     450,990
   #   SMA Solar Technology AG..........................  51,689   2,160,559
       SMT Scharf AG....................................  18,717     517,536
       Softing AG.......................................  12,107     242,092
       Software AG...................................... 315,948  11,720,643
   #*  Solarworld AG....................................   2,151      88,072
       Stada Arzneimittel AG............................ 298,237  14,193,641
       STRATEC Biomedical AG............................   1,196      52,718
   *   Stroeer Media AG................................. 114,489   2,006,801
       Surteco SE.......................................   1,704      61,426
   #*  Suss Microtec AG.................................  92,598     902,517
       Symrise AG....................................... 155,836   7,096,107
       Syzygy AG........................................  30,656     229,229
       TAG Immobilien AG................................ 455,809   5,520,396
       Takkt AG......................................... 126,507   2,377,130

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  GERMANY -- (Continued)
  #   Technotrans AG...................................    29,535 $    303,073
  #   Telegate AG......................................    23,076      177,777
  *   Tipp24 SE........................................    30,567    2,058,327
  #*  Tom Tailor Holding AG............................    93,383    1,916,458
  #   Tomorrow Focus AG................................   118,269      652,846
  #*  TUI AG...........................................   682,562   11,617,741
      UMS United Medical Systems International AG......     3,304       49,526
      USU Software AG..................................     3,377       44,451
  *   VBH Holding AG...................................     9,415       35,294
  *   Verbio AG........................................       796        1,902
      Vossloh AG.......................................    37,975    3,607,324
      VTG AG...........................................    49,169      949,659
      Wacker Chemie AG.................................    12,207    1,447,585
  #   Wacker Neuson SE.................................    85,451    1,438,294
      Washtec AG.......................................     5,625       82,310
      Wincor Nixdorf AG................................   143,454   10,190,667
      Wirecard AG......................................   112,653    4,923,725
      XING AG..........................................    11,101    1,262,644
                                                                  ------------
  TOTAL GERMANY........................................            493,003,170
                                                                  ------------
  GREECE -- (0.0%)
  *   Alfa Alfa Energy S.A.............................     3,810           --
  *   Alysida S.A......................................     2,376           --
  *   Atlantic Supermarkets SA.........................    34,730           --
      Autohellas SA....................................     8,913       99,581
  *   Babis Vovos International Construction SA........    21,073           --
  *   Balafas S.A......................................    15,200           --
  *   Bank of Cyprus P.L.C............................. 4,342,301           --
  *   Elektroniki Athinon SA...........................     7,497          910
  *   Etma Rayon SA....................................    11,242           --
  *   Euromedica SA....................................    14,324        6,159
  *   Halcor SA........................................    91,820       86,547
  *   Informatics S.A..................................     3,778           --
  *   Ipirotiki Software & Publications S.A............    22,110           --
  *   Lan-Net S.A......................................    12,688           --
  *   Marfin Investment Group Holdings SA.............. 2,106,288    1,206,194
  *   National Bank of Greece SA.......................        --            1
  *   Neorion Holdings SA..............................    14,991          473
  *   Piraeus Bank SA..................................         1            2
  *   Promota Hellas SA................................     8,860           --
  *   Proton Bank SA...................................   141,214           --
  *   Sidenor Steel Products Manufacturing Co. SA......    64,374      139,684
  *   T Bank SA........................................   228,007           --
  *   Terna Energy SA..................................        --            2
  *   Themeliodomi S.A.................................    37,422           --
      Thessaloniki Port Authority SA...................     4,049      125,852
  *   TT Hellenic Postbank SA..........................   695,353           --
                                                                  ------------
  TOTAL GREECE.........................................              1,665,405
                                                                  ------------
  IRELAND -- (2.0%)
      Aer Lingus Group P.L.C...........................   752,359    1,459,255
      C&C Group P.L.C.(B010DT8)........................   399,607    2,258,448

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  IRELAND -- (Continued)
      C&C Group P.L.C.(B011Y09)........................ 1,033,253 $ 5,861,082
      Dragon Oil P.L.C.................................   953,523   9,062,079
      FBD Holdings P.L.C...............................   125,728   3,084,707
      Glanbia P.L.C.(0066950)..........................   700,613  10,206,526
      Glanbia P.L.C.(4058629)..........................    56,545     820,862
      IFG Group P.L.C..................................   271,865     648,182
  *   Independent News & Media P.L.C...................    82,765      16,744
      Irish Continental Group P.L.C.(3333651)..........    23,420     881,375
      Irish Continental Group P.L.C.(3339455)..........    22,287     833,013
  *   Kenmare Resources P.L.C.......................... 4,546,361   1,346,571
      Kingspan Group P.L.C.............................   520,982   9,946,691
      Paddy Power P.L.C.(0258810)......................   175,221  13,843,629
      Paddy Power P.L.C.(4828974)......................     6,799     536,185
      Smurfit Kappa Group P.L.C........................   554,973  12,994,819
                                                                  -----------
  TOTAL IRELAND........................................            73,800,168
                                                                  -----------
  ISRAEL -- (2.3%)
  #*  Africa Israel Investments, Ltd...................   410,076     915,283
  *   Africa Israel Properties, Ltd....................    58,640     908,792
      Africa Israel Residences, Ltd....................       594       9,193
  *   Airport City, Ltd................................   149,310   1,377,298
  *   AL-ROV Israel, Ltd...............................    16,940     620,271
      Albaad Massuot Yitzhak, Ltd......................       370       6,736
  *   Allot Communications, Ltd........................    48,136     775,564
  *   Alon Blue Square Israel, Ltd.....................    76,012     296,216
  *   Alrov Properties and Lodgings, Ltd...............    12,098     342,956
      Amot Investments, Ltd............................   251,786     748,151
  *   AudioCodes, Ltd..................................   159,083   1,147,477
      Avgol Industries 1953, Ltd.......................   420,938     390,896
  *   Azorim-Investment Development & Construction
        Co., Ltd.......................................   380,820     358,685
  #   Babylon, Ltd.....................................   134,822     306,106
      Bayside Land Corp................................     2,689     718,095
      Big Shopping Centers 2004, Ltd...................     5,738     219,517
  *   Bio-cell, Ltd....................................    15,003     104,784
  *   BioLine RX, Ltd..................................   596,298     172,317
      Blue Square Real Estate, Ltd.....................     3,962     146,457
  #   Cellcom Israel, Ltd..............................   211,092   2,622,443
  *   Ceragon Networks, Ltd............................    77,319     239,516
  #*  Clal Biotechnology Industries, Ltd...............   174,162     397,199
      Clal Insurance Enterprises Holdings, Ltd.........    88,615   1,603,008
  *   Cohen Development & Industrial Buildings, Ltd....     1,348      37,855
  #*  Compugen, Ltd....................................    85,434     925,362
      Delek Automotive Systems, Ltd....................   145,079   1,498,914
  #   Delta-Galil Industries, Ltd......................    47,407   1,387,422
      Direct Insurance Financial Investments, Ltd......    39,020     256,726
  *   El Al Israel Airlines............................    77,144      12,534
      Elbit Systems, Ltd...............................    81,493   4,578,915
  *   Electra Real Estate, Ltd.........................     6,881      20,689
      Electra, Ltd.....................................     7,149   1,003,545
  *   Elron Electronic Industries, Ltd.................    62,094     533,188
  *   Equital, Ltd.....................................     3,197      47,370
  *   Evogene, Ltd.....................................    61,494   1,089,815
  *   EZchip Semiconductor, Ltd........................   108,935   2,700,590

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  ISRAEL -- (Continued)
      First International Bank Of Israel, Ltd..........    98,118 $ 1,554,155
      FMS Enterprises Migun, Ltd.......................    10,227     104,607
      Formula Systems 1985, Ltd........................    36,549     945,066
      Fox Wizel, Ltd...................................    11,011     306,545
      Frutarom Industries, Ltd.........................   174,875   3,807,960
  *   Gilat Satellite Networks, Ltd....................   100,149     469,654
  *   Given Imaging, Ltd...............................    60,209   1,785,459
      Golf & Co., Ltd..................................    74,605     249,947
  *   Hadera Paper, Ltd................................    10,176     503,409
      Harel Insurance Investments & Financial
        Services, Ltd..................................   469,890   2,650,544
  #   Industrial Buildings Corp........................   347,656     625,073
  *   Israel Discount Bank, Ltd. Class A............... 2,861,849   4,907,831
      Israel Land Development Co., Ltd. (The)..........    22,310      98,087
      Ituran Location and Control, Ltd.................    84,441   1,844,425
  #*  Jerusalem Oil Exploration........................    39,888   1,603,175
  #*  Kamada, Ltd......................................   123,192   1,870,873
      Kerur Holdings, Ltd..............................     2,133      40,939
      Maabarot Products, Ltd...........................    21,999     261,040
      Magic Software Enterprises, Ltd..................    53,060     424,389
      Matrix IT, Ltd...................................   182,457     950,966
      Maytronics, Ltd..................................     6,672      13,281
  #*  Mazor Robotics, Ltd..............................   105,139   1,324,197
      Meitav DS Investments, Ltd.......................    38,130     121,227
      Melisron, Ltd....................................    52,829   1,375,253
      Menorah Mivtachim Holdings, Ltd..................   114,984   1,346,547
      Migdal Insurance & Financial Holding, Ltd........ 1,213,664   1,967,742
      Mivtach Shamir Holdings Ltd......................    22,367     760,898
  *   Naphtha Israel Petroleum Corp., Ltd..............   152,895   1,040,048
  *   Neto ME Holdings, Ltd............................     5,411     285,717
  #*  Nitsba Holdings 1995, Ltd........................   129,055   1,894,922
  *   Nova Measuring Instruments, Ltd..................    72,188     784,516
  *   Oil Refineries, Ltd.............................. 4,941,609   1,412,412
      Ormat Industries.................................   293,852   1,932,781
      Osem Investments, Ltd............................    76,675   1,702,837
  *   Partner Communications Co., Ltd..................   372,802   3,193,441
      Paz Oil Co., Ltd.................................    20,326   3,012,110
  *   Perion Network, Ltd..............................    16,455     197,394
      Phoenix Holdings, Ltd. (The).....................   234,055     818,395
      Plasson Industries, Ltd..........................    12,320     442,008
      Rami Levi Chain Stores Hashikma Marketing 2006,
        Ltd............................................    33,735   1,950,864
  *   Sapiens International Corp. NV...................     8,619      61,002
      Shikun & Binui, Ltd..............................   920,014   2,145,187
      Shufersal, Ltd...................................   381,641   1,443,387
  *   Space Communication, Ltd.........................    17,611     310,792
      Strauss Group, Ltd...............................   144,352   2,533,464
  #*  Tower Semiconductor, Ltd.........................   106,812     650,610
  *   Union Bank of Israel.............................   130,630     571,878
                                                                  -----------
  TOTAL ISRAEL.........................................            86,816,939
                                                                  -----------
  ITALY -- (8.4%)
  #   A2A SpA.......................................... 4,407,721   4,742,264
      ACEA SpA.........................................   280,731   3,085,529
  #*  Acotel Group SpA.................................     3,478      98,918

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  ITALY -- (Continued)
      Aeroporto di Firenze SpA.........................     17,390 $   257,020
      Aeroporto di Venezia Marco Polo SpA - SAVE.......     75,847   1,286,335
      Alerion Cleanpower SpA...........................     92,062     405,356
      Amplifon SpA.....................................    350,657   1,887,815
      Ansaldo STS SpA..................................    481,426   5,358,186
  *   Arnoldo Mondadori Editore SpA....................    521,400     941,567
      Ascopiave SpA....................................    194,134     516,411
      Astaldi SpA......................................    258,925   2,462,041
      Atlantia SpA.....................................    231,213   5,259,039
  *   Autogrill SpA....................................    492,715   4,511,206
      Azimut Holding SpA...............................    491,069  14,193,893
  #*  Banca Carige SpA.................................  3,160,296   1,688,694
  #   Banca Finnat Euramerica SpA......................    637,043     372,127
      Banca Generali SpA...............................    218,305   6,671,573
      Banca IFIS SpA...................................    102,347   1,664,647
  #*  Banca Monte dei Paschi di Siena SpA..............  8,733,630   1,979,562
  #*  Banca Piccolo Credito Valtellinese Scarl.........  2,045,457   3,302,553
  *   Banca Popolare dell'Emilia Romagna SC............  1,449,109  13,650,536
  #*  Banca Popolare dell'Etruria e del Lazio..........    261,735     243,271
  *   Banca Popolare di Milano Scarl................... 13,321,904   8,037,342
      Banca Popolare di Sondrio Scarl..................  1,200,453   6,682,987
  #   Banca Profilo SpA................................    964,900     319,289
      Banco di Desio e della Brianza SpA...............    232,296     817,206
  #*  Banco Popolare...................................  7,192,146  12,315,059
  *   BasicNet SpA.....................................    105,627     308,882
  *   Beghelli SpA.....................................    403,187     228,441
  *   Biesse SpA.......................................     54,004     394,561
      Brembo SpA.......................................    162,145   4,195,495
  *   Brioschi Sviluppo Immobiliare SpA................    174,780      25,437
  #   Brunello Cucinelli SpA...........................     68,381   1,863,654
  #   Buzzi Unicem SpA.................................    320,417   5,838,378
      Cairo Communication SpA..........................    113,404     941,502
  *   Caltagirone Editore SpA..........................      6,277       9,930
      Caltagirone SpA..................................     93,552     288,261
  #*  Carraro SpA......................................    113,633     464,314
      Cembre SpA.......................................     40,330     470,814
      Cementir Holding SpA.............................    336,239   2,009,696
  *   CIR-Compagnie Industriali Riunite SpA............  1,837,842   2,649,900
      Credito Bergamasco SpA...........................    129,374   2,637,823
      Credito Emiliano SpA.............................    376,390   3,074,356
  *   d'Amico International Shipping SA................    491,250     452,368
  #   Danieli & C Officine Meccaniche SpA..............     58,967   1,962,453
      Datalogic SpA....................................     65,558     704,762
      Davide Campari-Milano SpA........................    556,785   4,435,567
      De'Longhi SpA....................................    275,556   4,524,205
  *   DeA Capital SpA..................................    241,155     396,660
  *   Delclima.........................................    238,104     394,691
      DiaSorin SpA.....................................     92,848   4,164,090
      Ei Towers SpA....................................     39,294   1,917,196
      Engineering SpA..................................     20,358   1,259,410
      ERG SpA..........................................    242,145   3,327,448
      Esprinet SpA.....................................    124,948   1,037,712
  *   Eurotech SpA.....................................    122,818     329,197

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  ITALY -- (Continued)
  *   Falck Renewables SpA.............................   518,528 $   970,857
  #*  Fiera Milano SpA.................................    17,131     178,443
  #*  Finmeccanica SpA................................. 1,838,316  16,108,431
  #*  Fondiaria-Sai SpA................................ 2,718,143   8,156,276
      Gas Plus SpA.....................................    14,596      91,493
  #   Geox SpA.........................................   343,770   1,387,677
  *   Gruppo Editoriale L'Espresso SpA.................   670,242   1,471,092
      Gruppo MutuiOnline SpA...........................    51,809     293,224
      Gtech Spa........................................   185,318   5,640,697
      Hera SpA......................................... 2,996,036   6,908,151
  *   IMMSI SpA........................................   743,533     495,301
      Impregilo SpA....................................    96,566     572,500
      Indesit Co. SpA..................................   185,473   2,527,096
      Industria Macchine Automatiche SpA...............    58,626   2,449,676
  *   Intek Group SpA.................................. 1,654,192     725,611
      Interpump Group SpA..............................   317,190   4,099,890
      Iren SpA......................................... 2,070,565   2,926,898
      Italcementi SpA..................................   308,441   3,036,783
  *   Italmobiliare SpA................................    46,873   1,755,774
  #*  Juventus Football Club SpA....................... 1,587,772     479,812
  *   Landi Renzo SpA..................................   203,171     343,767
      MARR SpA.........................................   157,876   2,492,249
  *   Mediaset SpA..................................... 3,041,414  15,468,463
  *   Molecular Medicine SpA...........................   109,512     113,509
      Nice SpA.........................................    41,141     155,041
  #   Piaggio & C SpA..................................   736,724   2,252,389
  *   Pininfarina SpA..................................    41,447     190,803
  #*  Poltrona Frau SpA................................   238,473     754,827
  #*  Prelios SpA......................................   238,990     189,753
  *   Prima Industrie SpA..............................     1,958      25,980
  #   Prysmian SpA.....................................   233,881   5,710,012
  #*  RCS MediaGroup SpA...............................   103,476     212,304
      Recordati SpA....................................   408,182   6,374,182
      Reply SpA........................................    18,077   1,382,072
  #*  Retelit SpA......................................   410,894     359,036
  *   Richard-Ginori 1735 SpA..........................     8,489          --
      Sabaf SpA........................................    24,109     403,409
      SAES Getters SpA.................................    30,068     285,395
  *   Safilo Group SpA.................................   149,871   3,472,102
  #*  Saras SpA........................................   946,607   1,147,562
      Servizi Italia SpA...............................    27,462     164,701
  #*  Snai SpA.........................................   113,695     287,083
      Societa Cattolica di Assicurazioni S.c.r.l.......   197,763   4,979,076
      Societa Iniziative Autostradali e Servizi SpA....   244,650   2,439,990
  #   Societa per la Bonifica dei Terreni Ferraresi e
        Imprese Agricole SpA...........................    10,867     549,638
      Sogefi SpA.......................................   220,168   1,186,553
      SOL SpA..........................................   166,511   1,384,097
  *   Sorin SpA........................................ 1,208,532   3,532,153
      Tamburi Investment Partners SpA..................    37,478     116,135
  *   Telecom Italia Media SpA.........................    63,728      11,526
  #*  Tiscali SpA...................................... 3,467,783     199,306
  #   Tod's SpA........................................    23,353   3,186,696
      Trevi Finanziaria Industriale SpA................   154,707   1,300,708

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  ITALY -- (Continued)
      TXT e-solutions SpA..............................     7,671 $    235,911
  *   Uni Land SpA.....................................    51,835           --
      Unione di Banche Italiane SCPA................... 1,904,008   13,848,951
      Unipol Gruppo Finanziario SpA....................   970,174    5,535,154
      Vianini Lavori SpA...............................   175,180    1,193,145
      Vittoria Assicurazioni SpA.......................   121,346    1,513,131
  *   World Duty Free SpA..............................   492,715    7,165,894
  *   Yoox SpA.........................................   183,930    6,955,981
      Zignago Vetro SpA................................   132,100      931,182
                                                                  ------------
  TOTAL ITALY..........................................            311,383,177
                                                                  ------------
  NETHERLANDS -- (5.3%)
      Aalberts Industries NV...........................   480,099   15,000,420
      Accell Group.....................................   104,121    1,938,305
  *   AFC Ajax NV......................................    18,134      197,231
  *   AMG Advanced Metallurgical Group NV..............   160,659    1,565,209
  #   Amsterdam Commodities NV.........................    80,355    1,754,929
  *   APERAM...........................................   262,538    4,709,794
  #   Arcadis NV.......................................   300,409   10,730,068
      ASM International NV.............................   237,793    7,949,975
  *   Atag Group NV....................................     4,630           --
  #*  Ballast Nedam....................................     8,076      110,444
      BE Semiconductor Industries NV...................   164,367    1,911,340
      Beter Bed Holding NV.............................    90,887    2,123,133
      BinckBank NV.....................................   319,629    3,558,889
      Brunel International NV..........................    53,003    3,115,348
      Corbion NV.......................................   191,078    4,004,322
      Delta Lloyd NV...................................   955,431   24,545,754
      DOCdata NV.......................................    22,463      486,941
      Exact Holding NV.................................    69,014    2,211,774
      Fugro NV.........................................   118,134    6,177,714
  *   Grontmij.........................................   313,343    1,661,325
  #   Heijmans NV......................................   107,655    1,752,234
      Hunter Douglas NV................................     8,819      401,363
      KAS Bank NV......................................    70,013      922,200
      Kendrion NV......................................    45,453    1,441,898
      Koninklijke BAM Groep NV......................... 1,376,686    7,063,119
      Koninklijke Ten Cate NV..........................   147,968    4,738,318
      Koninklijke Wessanen NV..........................   405,178    1,879,560
  #   Macintosh Retail Group NV........................    53,398      604,702
  #   Nederland Apparatenfabriek.......................    28,810    1,202,977
      Nutreco NV.......................................   359,256   16,015,281
  *   Ordina NV........................................   414,015    1,058,201
  *   PostNL NV........................................ 2,402,055   13,445,975
  #*  Royal Imtech NV..................................   349,305      995,953
  *   SBM Offshore NV..................................   962,257   18,569,035
      Sligro Food Group NV.............................   105,430    4,179,206
  #*  SNS REAAL NV.....................................   705,718           --
      Telegraaf Media Groep NV.........................   175,800    1,818,321
      TKH Group NV.....................................   184,381    6,335,177
      TNT Express NV...................................   573,570    5,052,783
  *   TomTom NV........................................   562,433    3,896,817
      Unit4 NV.........................................   143,180    7,435,535

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  NETHERLANDS -- (Continued)
      USG People NV....................................   389,997 $  6,110,053
  *   Van Lanschot NV..................................     4,807      115,081
                                                                  ------------
  TOTAL NETHERLANDS....................................            198,786,704
                                                                  ------------
  NORWAY -- (3.1%)
      ABG Sundal Collier Holding ASA................... 1,226,782      981,230
  #   AF Gruppen ASA...................................     2,718       29,688
  #*  Agasti Holding ASA...............................   227,087       61,620
      Aker ASA Class A.................................     1,221       36,609
  #*  Algeta ASA.......................................   148,632    8,525,600
  #*  American Shipping ASA............................    70,979      511,832
  *   Archer, Ltd......................................   929,742      801,314
      Arendals Fossekompani A.S........................        90       22,981
      Atea ASA.........................................   312,408    2,888,079
      Austevoll Seafood ASA............................   364,953    2,111,139
      Bakkafrost P/F...................................   127,152    1,900,806
  #*  Bionor Pharma ASA................................   529,166      220,321
      Bonheur ASA......................................    68,100    1,353,358
      BW Offshore, Ltd................................. 1,547,023    1,702,118
  *   BWG Homes ASA....................................   346,255      585,735
  #   Cermaq ASA.......................................   285,677    2,913,132
  *   Deep Sea Supply PLC..............................   373,810      622,018
  #*  Det Norske Oljeselskap ASA.......................   234,729    2,377,813
  *   DNO International ASA............................ 3,792,519   12,379,106
  *   DOF ASA..........................................   203,869    1,009,080
  #*  Dolphin Group A.S................................   684,853      525,540
      Ekornes ASA......................................   112,551    1,465,523
  #*  Electromagnetic GeoServices A.S..................   566,149      630,258
  #   Eltek ASA........................................ 1,292,456    1,538,773
      Evry ASA.........................................   267,383      422,666
      Farstad Shipping ASA.............................    65,666    1,359,155
  *   Frontline, Ltd...................................   256,692    1,081,621
      Ganger Rolf ASA..................................    58,809    1,124,474
      Golden Ocean Group Ltd........................... 1,246,862    2,596,825
  *   Grieg Seafood ASA................................   154,146      615,181
  *   Havila Shipping ASA..............................    22,400      117,887
  #   Hexagon Composites ASA...........................   219,760      879,715
  *   Hoegh LNG Holdings, Ltd..........................   135,422    1,039,030
  *   Hurtigruten ASA..................................   915,208      681,340
  #*  InterOil Exploration and Production ASA..........   894,130      249,109
  *   Kongsberg Automotive Holding ASA................. 1,953,294    1,822,647
      Kongsberg Gruppen A.S............................       673       13,787
  #   Kvaerner ASA.....................................   807,447    1,548,352
      Leroey Seafood Group ASA.........................    83,018    2,516,351
  #*  Nordic Semiconductor ASA.........................   580,280    2,773,332
  #*  Norske Skogindustrier ASA........................   660,997      573,121
      Northern Offshore, Ltd...........................   350,656      550,473
  #*  Norwegian Air Shuttle A.S........................   130,053    4,242,469
  *   Norwegian Energy Co. A.S.........................   264,650        6,340
  #*  Odfjell SE Class A...............................   138,810    1,017,592
      Olav Thon Eiendomsselskap ASA....................    12,852    2,098,602
      Opera Software ASA...............................   357,143    4,882,839
  #*  Panoro Energy ASA................................ 1,045,821      512,388

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 NORWAY -- (Continued)
     Petroleum Geo-Services ASA.......................     30,641 $    317,905
 *   PhotoCure ASA....................................     52,582      215,636
     Prosafe SE.......................................    781,319    5,212,784
 *   Q-Free ASA.......................................    143,444      321,785
 *   REC Silicon ASA..................................  8,331,075    3,643,412
 *   REC Solar ASA....................................    138,239    2,070,023
 *   Salmar ASA.......................................     85,617    1,048,455
 *   Sevan Drilling A.S...............................  1,103,557      751,838
 *   Sevan Marine ASA.................................    129,032      452,497
 *   Siem Offshore, Inc...............................    606,183      945,655
     Solstad Offshore ASA.............................     64,100    1,181,278
 #*  Songa Offshore...................................    845,806      382,986
     SpareBank 1 SMN..................................    186,929    1,751,966
     SpareBank 1 SR Bank ASA..........................    153,761    1,493,460
     Stolt-Nielsen, Ltd...............................     76,316    2,254,615
 *   Storebrand ASA...................................    319,415    1,908,063
     Tomra Systems ASA................................    669,803    5,732,743
     TTS Group ASA....................................    180,762      177,178
     Veidekke ASA.....................................    336,593    2,533,328
     Veripos, Inc.....................................     43,838      258,946
     Wilh Wilhelmsen ASA..............................    138,972    1,270,237
     Wilh Wilhelmsen Holding ASA Class A..............     65,996    2,110,605
                                                                  ------------
 TOTAL NORWAY.........................................             113,954,364
                                                                  ------------
 PORTUGAL -- (1.8%)
     Altri SGPS SA....................................    597,102    2,025,491
 #*  Banco BPI SA.....................................  2,123,556    4,313,655
 *   Banco Comercial Portugues SA..................... 44,641,579    9,963,955
 *   Banco Espirito Santo SA..........................  5,775,466    8,760,874
     Corticeira Amorim SGPS SA........................    207,426      681,319
 *   EDP Renovaveis SA................................    366,811    2,110,927
     Ibersol SGPS SA..................................     20,401      190,400
 *   Impresa SGPS SA..................................    187,798      371,450
     Mota-Engil SGPS SA...............................    363,210    2,285,773
 #   Novabase SGPS SA.................................     65,729      302,047
     Portucel SA......................................    895,166    3,715,592
 #   Portugal Telecom SGPS SA.........................  1,886,010    8,289,928
 #   REN - Redes Energeticas Nacionais SGPS SA........    914,989    3,098,894
     Semapa-Sociedade de Investimento e Gestao........    315,847    4,219,388
     Sonae............................................  4,329,208    6,813,968
 #*  Sonae Industria SGPS SA..........................    443,755      458,410
     Sonaecom - SGPS SA...............................    571,867    1,831,764
 *   Sumol + Compal SA................................     67,967       94,393
     Teixeira Duarte SA...............................    734,737    1,028,303
 #   ZON OPTIMUS SGPS SA..............................    784,218    5,241,691
                                                                  ------------
 TOTAL PORTUGAL.......................................              65,798,222
                                                                  ------------
 SPAIN -- (5.5%)
 #   Abengoa SA.......................................    199,714      799,439
     Abengoa SA Class B...............................    883,512    2,917,690
 #   Acciona SA.......................................     96,328    6,382,788
 #   Acerinox SA......................................    460,110    5,974,335

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SPAIN -- (Continued)
      Adveo Group International SA.....................    51,771 $ 1,112,941
      Almirall SA......................................   253,128   4,037,246
      Atresmedia Corp de Medios de Comunicaion SA......   312,481   5,867,918
  #*  Azkoyen SA.......................................    61,293     210,604
      Bankinter SA..................................... 1,801,328  13,451,045
  *   Baron de Ley.....................................    13,910   1,248,126
  #   Bolsas y Mercados Espanoles SA...................   339,789  13,283,568
  #*  Caja de Ahorros del Mediterraneo.................   116,412          --
  *   Campofrio Food Group SA..........................   107,600   1,007,315
  #*  Cementos Portland Valderrivas SA.................    53,170     517,333
      Cie Automotive SA................................   141,536   1,459,078
  *   Codere SA........................................    50,000      76,638
      Construcciones y Auxiliar de Ferrocarriles SA....     7,857   3,970,071
  #*  Deoleo SA........................................ 2,677,780   1,789,610
      Dinamia Capital Privado Sociedad de Capital
        Riesgo SA......................................    20,438     202,473
  #   Duro Felguera SA.................................   251,747   1,682,644
      Ebro Foods SA....................................   378,733   8,383,468
  #   Elecnor SA.......................................   198,254   3,010,337
      Ence Energia y Celulosa SA.......................   962,189   3,531,348
  #*  Ercros SA........................................   483,625     338,047
      Faes Farma SA(BHD66W7)...........................    18,046      64,254
      Faes Farma SA(B1PQHS6)........................... 1,179,470   4,193,887
      Fluidra SA.......................................   118,431     442,289
  #*  Fomento de Construcciones y Contratas SA.........   217,082   5,807,926
  *   Gamesa Corp. Tecnologica SA...................... 1,113,758  12,210,977
      Grupo Catalana Occidente SA......................   201,217   7,720,792
  #*  Grupo Ezentis SA.................................   498,747     977,273
      Iberpapel Gestion SA.............................    26,401     556,276
      Indra Sistemas SA................................   480,367   8,504,685
  #*  Inmobiliaria Colonial SA.........................   108,920     163,844
  *   Inmobiliaria del Sur SA..........................     2,902      52,230
  #*  Jazztel P.L.C.................................... 1,040,228  12,770,248
      Laboratorios Farmaceuticos Rovi SA...............    70,934     936,906
  *   Mediaset Espana Comunicacion SA..................   793,096   9,767,350
  #   Melia Hotels International SA....................   232,123   3,013,683
      Miquel y Costas & Miquel SA......................    37,628   1,449,585
  *   Natra SA.........................................   160,272     473,105
  *   NH Hoteles SA....................................   542,107   3,401,525
      Obrascon Huarte Lain SA..........................   193,959   8,179,536
      Papeles y Cartones de Europa SA..................   232,611   1,224,740
  *   Pescanova SA.....................................    68,547          --
  #   Prim SA..........................................    39,424     304,003
  #*  Promotora de Informaciones SA Class A............ 2,146,711   1,172,971
  #   Prosegur Cia de Seguridad SA.....................   875,740   5,263,732
  *   Quabit Inmobiliaria SA...........................   665,371     105,924
  #*  Realia Business SA...............................   408,451     552,113
  *   Sacyr SA......................................... 1,283,635   6,535,399
  *   Sociedad Nacional de Industrias Apicaciones
        Celulosa Espanola SA...........................    75,494      14,967
  *   Solaria Energia y Medio Ambiente SA..............    98,171     197,826
  #   Tecnicas Reunidas SA.............................   137,591   7,230,580
  *   Telecomunicaciones y Energia.....................   146,125     263,839
  #   Tubacex SA.......................................   520,966   1,985,274
      Tubos Reunidos SA................................   495,225   1,170,468

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
   SPAIN -- (Continued)
       Vidrala SA.......................................  77,869 $  3,862,471
       Viscofan SA...................................... 213,526   11,303,420
   *   Vocento SA....................................... 217,205      477,777
   *   Zeltia SA........................................ 888,495    3,219,666
                                                                 ------------
   TOTAL SPAIN..........................................          206,825,603
                                                                 ------------
   SWEDEN -- (9.0%)
       AarhusKarlshamn AB............................... 113,810    6,949,396
       Acando AB........................................ 282,290      565,977
   #*  Active Biotech AB................................  13,646       71,853
       AddNode Group AB.................................  22,737      136,905
       AddTech AB Class B............................... 262,290    4,052,433
       AF AB Class B.................................... 138,545    4,474,369
   *   Arise AB.........................................  32,240      107,410
       Atrium Ljungberg AB Class B......................  31,990      435,849
       Avanza Bank Holding AB...........................  68,758    2,516,161
   #   Axfood AB........................................  94,702    4,538,929
   #   Axis Communications AB........................... 192,280    6,200,689
       B&B Tools AB Class B............................. 104,242    2,066,661
   #*  BE Group AB...................................... 215,340      350,034
       Beijer AB G&L Class B............................  64,437    1,233,207
       Beijer Alma AB...................................  91,265    2,335,500
       Beijer Electronics AB............................  55,826      570,724
       Betsson AB....................................... 152,884    4,313,639
       Bilia AB Class A................................. 113,425    2,895,248
       BillerudKorsnas AB............................... 689,767    8,259,974
       BioGaia AB Class B...............................  61,692    2,126,752
       Biotage AB....................................... 189,388      283,194
   #   Bjoern Borg AB...................................  86,437      392,301
       Bure Equity AB................................... 326,825    1,331,262
       Byggmax Group AB................................. 157,202    1,191,016
       Castellum AB..................................... 752,681   11,996,435
       Catena AB........................................  55,547      877,199
       Cavotec SA.......................................  16,457       79,079
   *   CDON Group AB....................................  28,799      120,247
       Cision AB........................................  14,615       74,623
   #   Clas Ohlson AB Class B........................... 177,149    3,023,402
   *   Cloetta AB Class B............................... 315,338    1,058,846
       Concentric AB.................................... 202,603    2,140,795
       Concordia Maritime AB Class B....................  78,854      148,117
       Connecta AB......................................  40,724      203,475
       Corem Property Group AB Class B..................   1,868        6,116
   *   CyberCom Group AB................................ 359,638      131,416
       Dios Fastigheter AB.............................. 171,208    1,237,926
       Doro AB..........................................  94,731      702,394
       Duni AB.......................................... 173,627    2,309,789
   #*  East Capital Explorer AB.........................  47,726      436,838
   #   Enea AB..........................................  63,008      497,400
   *   Eniro AB......................................... 447,545    3,339,672
       Fabege AB........................................ 590,552    7,484,984
       Fagerhult AB.....................................  18,323      612,030
   *   Fastighets AB Balder............................. 279,717    2,975,530
       Fenix Outdoor AB.................................   7,406      307,230

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWEDEN -- (Continued)
      FinnvedenBulten AB...............................    53,182 $   452,734
      Gunnebo AB.......................................   206,334   1,148,019
      Haldex AB........................................   226,180   2,202,732
      Heba Fastighets AB Class B.......................    43,722     507,120
      Hexpol AB........................................   115,947   8,235,103
  #   HIQ International AB.............................   254,170   1,501,554
      HMS Networks AB..................................     7,040     163,352
      Holmen AB Class B................................   273,916   9,455,449
      Hufvudstaden AB Class A..........................   189,483   2,538,010
      Husqvarna AB Class A.............................    37,223     214,815
  #   Husqvarna AB Class B............................. 1,703,432   9,869,392
  *   ICA Gruppen AB...................................    49,136   1,512,628
      Industrial & Financial Systems Class B...........    89,522   2,189,544
      Indutrade AB.....................................    65,805   2,848,290
      Intrum Justitia AB...............................   342,782   9,666,289
      JM AB............................................   372,482   9,957,616
  *   KappAhl AB.......................................   277,470   1,653,687
  #*  Karolinska Development AB Class B................    77,180     283,987
      Klovern AB.......................................   387,861   1,922,982
      KNOW IT AB.......................................    75,523     672,512
      Kungsleden AB....................................   697,243   5,064,572
      Lagercrantz AB Class B...........................    77,708   1,480,349
  *   Lindab International AB..........................   330,563   3,347,138
      Loomis AB Class B................................   318,925   7,534,730
      Meda AB Class A..................................   976,572  11,869,404
  #*  Medivir AB Class B...............................   157,903   2,181,563
  #   Mekonomen AB.....................................    96,226   2,337,758
  #*  Micronic Mydata AB...............................   390,070     802,884
      Modern Times Group AB Class B....................   248,542  11,201,500
  #   MQ Holding AB....................................    90,336     318,350
      NCC AB Class A...................................    24,456     779,127
      NCC AB Class B...................................   373,389  11,915,222
      Nederman Holding AB..............................     3,680     108,247
      Net Entertainment NE AB Class B..................   151,050   3,433,989
  *   Net Insight AB Class B........................... 1,189,130     300,869
      New Wave Group AB Class B........................   205,564   1,124,747
  #   Nibe Industrier AB Class B.......................   353,986   7,760,183
      Nobia AB.........................................   666,139   5,155,363
      Nolato AB Class B................................    98,278   2,396,544
      Nordnet AB Class B...............................   401,993   1,712,481
      OEM International AB Class B.....................    45,688     619,542
  #*  Orexo AB.........................................    23,599     624,335
  #   Oriflame Cosmetics SA............................   117,418   3,236,952
  *   PA Resources AB..................................    35,211      51,255
      Peab AB..........................................   752,981   4,670,838
  #   Pricer AB Class B................................   452,718     466,789
      Proact IT Group AB...............................    41,297     497,792
      Probi AB.........................................    28,553     180,823
  #   Proffice AB Class B..............................   262,115     956,159
      Ratos AB Class B.................................   880,217   8,114,013
  *   RaySearch Laboratories AB........................    36,276     153,655
      ReadSoft AB Class B..............................    87,941     255,375
  *   Rezidor Hotel Group AB...........................   352,119   2,413,104

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SWEDEN -- (Continued)
  *   rnb Retail and Brands AB.........................    48,828 $    105,915
      Saab AB Class B..................................   256,897    6,661,158
      Sagax AB Class B.................................    46,219      188,050
  *   SAS AB...........................................   643,871    1,777,486
      Sectra AB........................................    34,851      419,950
      Securitas AB Class B.............................   938,366    9,739,093
      Semcon AB........................................    85,074      778,514
      SkiStar AB.......................................   103,055    1,450,968
  #   SSAB AB Class A..................................   834,811    6,656,035
  #   SSAB AB Class B..................................   352,706    2,493,773
  #   Sweco AB Class B.................................   184,680    2,681,037
  *   Swedish Orphan Biovitrum AB......................   612,905    6,984,831
      Swedol AB Class B................................    35,359      102,508
      Systemair AB.....................................    28,435      521,632
  *   TradeDoubler AB..................................   202,211      586,419
  *   Transcom WorldWide SA............................ 1,151,012      245,620
      Transmode AB.....................................    65,036      993,154
      Trelleborg AB Class B............................   325,253    6,483,461
  *   Tribona AB.......................................    59,979      348,286
      Unibet Group P.L.C...............................   135,490    6,595,917
      Uniflex AB.......................................    12,408       60,023
      VBG Group AB Class B.............................       137        2,780
      Vitrolife AB.....................................    60,303      803,654
      Wallenstam AB Class B............................   399,066    6,099,866
      Wihlborgs Fastigheter AB.........................   289,738    5,288,117
                                                                  ------------
  TOTAL SWEDEN.........................................            335,292,740
                                                                  ------------
  SWITZERLAND -- (11.2%)
  *   Advanced Digital Broadcast Holdings SA...........     2,179       35,988
  *   AFG Arbonia-Forster Holding AG...................    79,104    2,778,673
      Allreal Holding AG...............................    51,373    7,141,489
      Alpiq Holding AG.................................     4,430      611,516
      ALSO Holding AG..................................    16,195      888,898
      ams AG...........................................    38,474    4,723,553
      APG SGA SA.......................................     7,190    2,115,267
      Ascom Holding AG.................................   170,586    3,240,004
      Autoneum Holding AG..............................    16,853    2,911,003
  #   Bachem Holding AG Class B........................    24,136    1,318,247
      Bank Coop AG.....................................    31,671    1,517,091
      Banque Cantonale de Geneve.......................     4,098    1,058,457
      Banque Cantonale du Jura.........................     4,442      329,649
      Banque Cantonale Vaudoise........................     4,426    2,405,950
      Banque Privee Edmond de Rothschild SA............       157    2,772,670
      Basilea Pharmaceutica............................     9,521    1,311,341
      Basler Kantonalbank..............................     4,757      397,409
      Belimo Holding AG................................     1,887    5,248,206
      Bell AG..........................................       363      923,921
      Bellevue Group AG................................    28,459      525,408
  #   Berner Kantonalbank AG...........................    23,232    5,482,385
      BKW AG...........................................    39,384    1,243,096
  *   Bobst Group SA...................................    45,114    1,643,796
      Bossard Holding AG...............................    14,138    3,402,358
      Bucher Industries AG.............................    33,342    9,764,184

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SWITZERLAND -- (Continued)
       Burckhardt Compression Holding AG................   8,522 $ 3,838,616
       Burkhalter Holding AG............................  15,039   1,260,648
       Calida Holding AG................................  11,926     417,000
       Carlo Gavazzi Holding AG.........................   1,334     326,689
       Cham Paper Holding AG............................   1,836     445,937
   *   Charles Voegele Holding AG.......................  43,316     532,014
       Cicor Technologies...............................   5,893     232,399
       Cie Financiere Tradition SA......................   9,139     483,677
       Clariant AG...................................... 453,880   8,551,835
       Coltene Holding AG...............................  16,093     818,526
       Conzzeta AG......................................   1,345   3,138,796
   *   Cosmo Pharmaceuticals SpA........................   1,287     132,917
       Daetwyler Holding AG.............................  29,754   4,483,860
       DKSH Holding AG..................................  11,453     779,278
   *   Dufry AG.........................................  73,187  11,462,922
   #   EFG International AG............................. 242,627   3,536,225
   *   Elma Electronic AG...............................     267     116,033
       Emmi AG..........................................  13,244   4,203,145
       Energiedienst Holding AG.........................  71,249   2,244,932
   #*  Evolva Holding SA................................ 154,124     226,040
       Flughafen Zuerich AG.............................  18,960  11,137,270
       Forbo Holding AG.................................   6,983   5,703,925
   #   Galenica AG......................................  20,798  19,809,894
       GAM Holding AG................................... 806,220  13,531,365
   *   Gategroup Holding AG............................. 118,415   3,522,420
       Georg Fischer AG.................................  18,366  12,580,545
       Gurit Holding AG.................................   1,837   1,021,176
       Helvetia Holding AG..............................  27,336  13,171,873
       Huber & Suhner AG................................  50,241   2,688,084
       Implenia AG......................................  65,242   4,589,256
       Inficon Holding AG...............................   8,083   2,985,013
       Interroll Holding AG.............................   2,488   1,468,062
       Intershop Holdings...............................   5,592   2,084,155
   #   Jungfraubahn Holding AG..........................   3,095     229,476
       Kaba Holding AG Class B..........................  12,166   5,552,683
       Kardex AG........................................  28,973   1,232,080
       Komax Holding AG.................................  15,293   2,395,671
       Kudelski SA...................................... 201,663   3,081,337
       Kuoni Reisen Holding AG..........................  15,477   6,995,539
       LEM Holding SA...................................   3,667   2,826,921
       Liechtensteinische Landesbank AG.................  19,985     907,511
   *   LifeWatch AG.....................................  27,517     257,367
   #   Logitech International SA........................ 693,935  10,908,680
       Lonza Group AG................................... 255,221  25,600,305
   #   Luzerner Kantonalbank AG.........................  17,399   6,674,114
       MCH Group AG.....................................   1,404      94,027
       Metall Zug AG....................................     701   1,878,480
   #*  Meyer Burger Technology AG....................... 408,473   6,176,066
       Micronas Semiconductor Holding AG................ 155,041   1,243,928
       Mobilezone Holding AG............................ 142,129   1,512,121
       Mobimo Holding AG................................  26,956   5,618,249
       Nobel Biocare Holding AG......................... 535,961   8,169,705
       OC Oerlikon Corp. AG............................. 858,856  13,511,634

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWITZERLAND -- (Continued)
  *   Orascom Development Holding AG...................    42,221 $   700,569
  #*  Orell Fuessli Holding AG.........................     5,198     553,656
      Orior AG.........................................    21,628   1,265,719
      Panalpina Welttransport Holding AG...............    32,425   5,358,885
  *   Parco Industriale e Immobiliare SA...............       600          --
      Phoenix Mecano AG................................     3,100   1,995,148
      PSP Swiss Property AG............................   148,327  12,760,251
      PubliGroupe AG...................................     8,975   1,140,443
      Rieter Holding AG................................    16,400   3,636,552
      Romande Energie Holding SA.......................     2,714   3,234,183
      Schaffner Holding AG.............................     2,584     812,067
  *   Schmolz + Bickenbach AG.......................... 2,540,584   3,335,267
      Schweiter Technologies AG........................     4,466   3,452,790
      Schweizerische
        National-Versicherungs-Gesellschaft AG.........    59,799   3,942,259
      Siegfried Holding AG.............................    16,598   2,966,394
      St Galler Kantonalbank AG........................    10,381   4,016,315
      Straumann Holding AG.............................    15,085   3,006,757
      Swiss Life Holding AG............................    46,358   9,977,568
  #   Swisslog Holding AG.............................. 1,022,294   1,277,400
      Swissquote Group Holding SA......................    47,450   1,864,862
      Tamedia AG.......................................    14,891   1,888,681
      Tecan Group AG...................................    21,084   2,311,827
      Temenos Group AG.................................   221,731   6,208,647
  #*  Tornos Holding AG................................    38,028     202,548
      U-Blox AG........................................    27,034   3,429,039
      Valartis Group AG................................       936      21,439
      Valiant Holding AG...............................    64,441   6,260,836
      Valora Holding AG................................    14,281   3,675,776
      Vaudoise Assurances Holding SA Class B...........     4,108   1,769,344
      Verwaltungs- und Privat-Bank AG..................    16,905   1,748,211
      Vetropack Holding AG.............................       877   1,740,168
  #*  Von Roll Holding AG..............................   233,256     481,382
      Vontobel Holding AG..............................   121,104   4,556,566
      Walliser Kantonalbank............................     1,440   1,196,414
      Walter Meier AG..................................    23,690   1,565,718
  #   Ypsomed Holding AG...............................     3,079     265,649
      Zehnder Group AG.................................    45,677   2,051,785
  *   Zueblin Immobilien Holding AG....................   261,040     569,961
      Zug Estates Holding AG...........................       505     660,376

                                                       SHARES       VALUE++
                                                     ----------- --------------
 SWITZERLAND -- (Continued)
       Zuger Kantonalbank AG........................         627 $    3,202,725
                                                                 --------------
 TOTAL SWITZERLAND..................................                419,285,157
                                                                 --------------
 UNITED KINGDOM -- (0.0%)
       Grafton Group P.L.C..........................     117,575      1,149,644
                                                                 --------------
 TOTAL COMMON STOCKS................................              3,295,875,101
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRIA -- (0.0%)
 *     Intercell AG Rights 05/16/13.................     254,689             --
                                                                 --------------
 FRANCE -- (0.0%)
 *     Atari SA.....................................      68,443         13,847
                                                                 --------------
 ISRAEL -- (0.0%)
 *     Tower Semiconductor, Ltd. Warrants 06/27/17..           1              1
                                                                 --------------
 ITALY -- (0.0%)
 #*    Seat Pagine Gialle SpA Warrants 08/31/14.....   2,988,837             --
                                                                 --------------
 PORTUGAL -- (0.0%)
 *     Mota-Engil SGPS Rights.......................     363,210        236,770
                                                                 --------------
 TOTAL RIGHTS/WARRANTS..............................                    250,618
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
 SECURITIES LENDING COLLATERAL -- (11.6%)
 (S)@  DFA Short Term Investment Fund...............  37,510,804    434,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $274,583 GNMA 3.50%,
         09/20/42, valued at $246,802) to be
         repurchased at $241,963.................... $       242        241,963
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL................                434,241,963
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,842,448,495)^^..........................             $3,730,367,682
                                                                 ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Austria....................          -- $   83,012,566   --    $   83,012,566
   Belgium.................... $ 3,052,746     99,619,367   --       102,672,113
   Denmark....................      53,708    162,362,403   --       162,416,111
   Finland....................          --    211,583,242   --       211,583,242
   France.....................      57,232    428,372,544   --       428,429,776
   Germany....................   9,952,541    483,050,629   --       493,003,170
   Greece.....................          --      1,665,405   --         1,665,405
   Ireland....................      16,744     73,783,424   --        73,800,168
   Israel.....................          --     86,816,939   --        86,816,939
   Italy......................          --    311,383,177   --       311,383,177
   Netherlands................          --    198,786,704   --       198,786,704
   Norway.....................   2,070,023    111,884,341   --       113,954,364
   Portugal...................          --     65,798,222   --        65,798,222
   Spain......................          --    206,825,603   --       206,825,603
   Sweden.....................          --    335,292,740   --       335,292,740
   Switzerland................          --    419,285,157   --       419,285,157
   United Kingdom.............          --      1,149,644   --         1,149,644
Rights/Warrants
   Austria....................          --             --   --                --
   France.....................          --         13,847   --            13,847
   Israel.....................          --              1   --                 1
   Italy......................          --             --   --                --
   Portugal...................          --        236,770   --           236,770
Securities Lending Collateral           --    434,241,963   --       434,241,963
                               ----------- --------------   --    --------------
TOTAL......................... $15,202,994 $3,715,164,688   --    $3,730,367,682
                               =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)


                                                         SHARES    VALUE++
                                                         ------- -----------
   COMMON STOCKS -- (78.3%)
   Consumer Discretionary -- (7.7%)
       AutoCanada, Inc..................................  51,029 $ 1,805,201
   *   Bauer Performance Sports, Ltd....................  37,131     435,737
   #   BMTC Group, Inc. Class A.........................  17,481     217,227
   *   Brookfield Residential Properties, Inc...........  22,148     501,524
   #   Cineplex, Inc.................................... 271,135   9,854,586
   #*  Coastal Contacts, Inc............................  95,324     715,515
       Cogeco Cable, Inc................................  78,287   3,575,721
       Cogeco, Inc......................................  13,452     591,345
   #   Corus Entertainment, Inc. Class B................ 369,716   8,209,272
   #   DHX Media, Ltd................................... 167,978     716,405
       Dorel Industries, Inc. Class B................... 126,820   4,609,359
       easyhome, Ltd....................................   3,600      50,747
       Gamehost, Inc....................................  17,488     227,992
       Glacier Media, Inc............................... 137,300     172,588
   #   Glentel, Inc.....................................  66,991     784,945
   *   Great Canadian Gaming Corp....................... 302,800   3,765,459
   #*  Imax Corp........................................ 211,609   5,853,803
       Indigo Books & Music, Inc........................   2,302      18,189
   *   Le Chateau, Inc. Class A.........................  59,800     155,708
       Leon's Furniture, Ltd............................ 143,275   1,919,338
       Linamar Corp..................................... 269,606  10,355,775
       Martinrea International, Inc..................... 461,356   3,856,543
   *   MEGA Brands, Inc.................................  67,243     836,198
   #*  Mood Media Corp.................................. 182,874     172,406
       MTY Food Group, Inc..............................  11,303     317,245
       Reitmans Canada, Ltd.............................  15,456      77,852
       Reitmans Canada, Ltd. Class A.................... 237,386   1,185,065
   #   RONA, Inc........................................ 681,945   7,647,581
       Sears Canada, Inc................................  27,269     318,291
       Torstar Corp. Class B............................ 263,614   1,275,762
   *   TVA Group, Inc. Class B..........................   7,000      61,688
       Uni-Select, Inc..................................  74,577   1,874,218
       Whistler Blackcomb Holdings, Inc.................  79,516   1,138,748
                                                                 -----------
   Total Consumer Discretionary.........................          73,298,033
                                                                 -----------
   Consumer Staples -- (3.2%)
       Alliance Grain Traders, Inc......................  75,204   1,205,965
       Andrew Peller, Ltd. Class A......................   3,400      41,579
   *   Atrium Innovations, Inc.......................... 132,616   2,855,337
       Canada Bread Co., Ltd............................   7,603     477,172
       Clearwater Seafoods, Inc.........................   4,550      34,071
   #   Colabor Group, Inc...............................  91,451     416,302
       Corby Spirit and Wine, Ltd.......................  71,728   1,301,569
       Cott Corp........................................ 499,623   3,929,695
       High Liner Foods, Inc............................   9,597     377,417
   #   Liquor Stores N.A., Ltd.......................... 106,130   1,366,468
       Maple Leaf Foods, Inc............................ 500,264   7,074,440
       North West Co., Inc. (The)....................... 232,610   5,309,043
       Premium Brands Holdings Corp.....................  89,743   1,844,415
   #   Rogers Sugar, Inc................................ 367,159   1,513,140

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  Consumer Staples -- (Continued)
  *   SunOpta, Inc.....................................   269,191 $ 2,511,241
                                                                  -----------
  Total Consumer Staples...............................            30,257,854
                                                                  -----------
  Energy -- (20.8%)
  *   Advantage Oil & Gas, Ltd......................... 1,098,231   4,466,879
  #   Akita Drilling, Ltd. Class A.....................    42,000     561,508
  #*  Alvopetro Energy, Ltd............................   401,858     396,897
  *   Anderson Energy, Ltd.............................   303,004      40,809
  *   Antrim Energy, Inc...............................   271,991      19,537
      Arsenal Energy, Inc..............................    54,565     244,961
  #*  Artek Exploration, Ltd...........................    74,592     245,794
  #*  Athabasca Oil Corp...............................   187,200   1,342,966
  *   Bankers Petroleum, Ltd........................... 1,277,846   4,910,600
  *   Bellatrix Exploration, Ltd.......................   933,706   6,689,988
  #*  Birchcliff Energy, Ltd...........................   441,234   3,347,634
  #*  BlackPearl Resources, Inc........................ 1,273,745   2,859,136
  *   BNK Petroleum, Inc...............................   399,014     562,471
  #   Bonavista Energy Corp............................   157,641   2,077,818
  #   Bonterra Energy Corp.............................    78,272   3,608,067
      Calfrac Well Services, Ltd.......................   159,947   4,282,487
  *   Calvalley Petroleums, Inc. Class A...............   226,068     336,945
  *   Canacol Energy, Ltd..............................   137,542     859,519
  #   Canadian Energy Services & Technology Corp.......   179,083   3,627,486
  #   CanElson Drilling, Inc...........................   311,126   1,709,622
      Canyon Services Group, Inc.......................   215,570   2,082,634
      Cathedral Energy Services, Ltd...................   159,936     656,258
  *   Cequence Energy, Ltd.............................   732,202   1,130,763
  *   Chinook Energy, Inc..............................   140,019     159,662
  #*  Connacher Oil and Gas, Ltd....................... 2,187,935     422,362
  #*  Corridor Resources, Inc..........................   367,780     445,794
  *   Crew Energy, Inc.................................   538,499   3,505,381
  *   Crocotta Energy, Inc.............................   276,834     738,224
  *   DeeThree Exploration, Ltd........................   376,242   3,121,415
  *   Delphi Energy Corp...............................   746,304   1,514,386
  #*  Denison Mines Corp............................... 2,185,983   3,061,848
  #   Enbridge Income Fund Holdings, Inc...............   227,285   5,042,615
      Enerflex, Ltd....................................   279,959   3,896,175
      Ensign Energy Services, Inc......................   122,442   1,808,459
  #*  Epsilon Energy, Ltd..............................   237,002     783,091
      Equal Energy, Ltd................................   154,741     811,392
  *   Essential Energy Services Trust..................   622,141   1,390,915
  #*  Forsys Metals Corp...............................   109,974      55,296
  #*  Gasfrac Energy Services, Inc.....................    62,822      99,274
  *   Gran Tierra Energy, Inc.......................... 1,391,012  10,503,624
  *   Ithaca Energy, Inc............................... 1,430,531   3,262,445
  #*  Ivanhoe Energy, Inc..............................   348,882     175,420
  *   Kelt Exploration, Ltd............................   161,850   1,569,454
  *   Legacy Oil + Gas, Inc............................   745,800   3,770,015
  #   Lightstream Resources, Ltd.......................   863,190   4,812,940
  #   Long Run Exploration, Ltd........................   497,335   2,290,755
  #*  Marquee Energy, Ltd..............................    29,197      24,904
      McCoy Corp.......................................    13,900      89,609
  *   Mega Uranium, Ltd................................    55,000       6,667

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Energy -- (Continued)
  *   MGM Energy Corp..................................    19,000 $      3,327
  #   Mullen Group, Ltd................................   458,025   11,103,636
  #*  Niko Resources, Ltd..............................   178,719      415,607
  #*  North American Energy Partners, Inc..............    60,356      363,084
  *   NuVista Energy, Ltd..............................   606,009    4,483,514
  *   Parex Resources, Inc.............................   455,775    2,991,439
  #   Parkland Fuel Corp...............................   353,327    5,703,990
  #   Pason Systems, Inc...............................   288,360    6,511,564
  #   Pengrowth Energy Corp............................     4,252       27,488
  #*  Perpetual Energy, Inc............................   262,929      266,765
  *   Petrobank Energy & Resources, Ltd................   398,702      132,453
  #   PHX Energy Services Corp.........................    86,996      940,455
  *   Platino Energy Corp..............................     3,811        1,985
  #*  Poseidon Concepts Corp...........................   165,977          332
      Pulse Seismic, Inc...............................   277,580      969,505
  #*  Questerre Energy Corp. Class A...................   745,460      809,882
  #*  RMP Energy, Inc..................................   674,722    3,725,738
  *   Rock Energy, Inc.................................   119,552      416,486
  #*  Santonia Energy, Inc.............................   544,251      566,852
  #   Savanna Energy Services Corp.....................   448,905    3,176,091
  #   Secure Energy Services, Inc......................   437,854    6,376,648
  *   Serinus Energy, Inc..............................    13,570       42,644
      ShawCor, Ltd.....................................   116,583    4,257,177
  *   Sonde Resources Corp.............................    77,286       36,778
  #*  Southern Pacific Resource Corp................... 1,650,425      281,554
  #*  SouthGobi Resources, Ltd.........................   455,682      290,491
  #   Sprott Resource Corp.............................   471,290    1,070,585
  #   Spyglass Resources Corp..........................   576,952    1,025,693
  #   Strad Energy Services, Ltd.......................    12,700       42,419
  #   Surge Energy, Inc................................   677,440    3,752,911
  #*  TAG Oil, Ltd.....................................   181,541      531,379
  *   Tethys Petroleum, Ltd............................   412,989      218,778
  #   TORC Oil & Gas, Ltd..............................   261,282    2,324,853
      Total Energy Services, Inc.......................   134,678    2,345,906
  *   TransGlobe Energy Corp...........................   341,202    2,478,405
      Trican Well Service, Ltd.........................   643,185    7,363,061
      Trinidad Drilling, Ltd...........................   647,139    5,374,667
  #*  Tuscany International Drilling, Inc..............   176,042        3,161
  #   Twin Butte Energy, Ltd........................... 1,233,824    2,536,886
  #*  Uex Corp.........................................   608,088      283,911
  #   Veresen, Inc.....................................   311,031    4,166,628
      Western Energy Services Corp.....................   241,089    1,679,776
  #   Whitecap Resources, Inc..........................   812,868    8,619,502
  *   Xtreme Drilling and Coil Services Corp...........   142,605      473,749
  #   Zargon Oil & Gas, Ltd............................   139,616      980,289
      ZCL Composites, Inc..............................    99,400      624,736
                                                                  ------------
  Total Energy.........................................            199,215,681
                                                                  ------------
  Financials -- (6.0%)
  #   AGF Management, Ltd. Class B.....................   381,468    3,904,588
  #   Alaris Royalty Corp..............................    52,216    1,148,166
      Altus Group, Ltd.................................    98,099    1,450,236
      Brookfield Real Estate Services, Inc.............     8,075      102,736

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   Financials -- (Continued)
   #   Canaccord Genuity Group, Inc..................... 409,969 $ 2,517,789
   #   Canadian Western Bank............................ 300,957   9,844,097
   *   Cash Store Financial Services, Inc. (The)........  29,565      28,935
       Clairvest Group, Inc.............................   1,900      40,474
       E-L Financial Corp., Ltd.........................   1,467     927,947
       EGI Financial Holdings, Inc......................  14,650     181,127
   #   Equitable Group, Inc.............................  52,295   2,243,461
   *   Equity Financial Holdings, Inc...................     800       8,440
       Fiera Capital Corp...............................  36,300     436,741
       Firm Capital Mortgage Investment Corp............   2,494      26,424
       First National Financial Corp....................   3,873      78,521
       FirstService Corp................................ 138,048   5,567,781
   *   Genesis Land Development Corp....................  71,917     222,773
   #   Genworth MI Canada, Inc.......................... 149,254   4,463,884
       Gluskin Sheff + Associates, Inc..................  84,090   2,160,858
       GMP Capital, Inc................................. 298,487   1,948,373
       Guardian Capital Group, Ltd. Class A.............  11,327     152,959
   #   Home Capital Group, Inc.......................... 120,600   8,357,269
   #   Killam Properties, Inc........................... 265,371   2,520,876
   *   Kingsway Financial Services, Inc.................  22,481      89,824
       Laurentian Bank of Canada........................ 147,250   6,046,009
   *   Mainstreet Equity Corp...........................  16,062     516,291
       Melcor Developments, Ltd.........................  13,420     240,988
   *   Pacific & Western Credit Corp....................   8,800       9,877
   #   Sprott, Inc...................................... 632,908   1,704,801
                                                                 -----------
   Total Financials.....................................          56,942,245
                                                                 -----------
   Health Care -- (2.0%)
       Amica Mature Lifestyles, Inc.....................  34,609     248,594
   *   Cangene Corp..................................... 140,432     453,922
   #   Extendicare, Inc................................. 430,133   2,757,486
   *   Imris, Inc.......................................  73,479     141,845
   #   Leisureworld Senior Care Corp.................... 150,832   1,640,023
   #   Medical Facilities Corp..........................  68,643   1,191,969
   *   Nordion, Inc..................................... 464,108   4,425,434
   #*  Oncolytics Biotech, Inc..........................  91,887     144,379
   *   Paladin Labs, Inc................................  53,575   5,964,804
   *   Patheon, Inc.....................................   6,080      56,064
       QLT, Inc......................................... 226,610   1,546,340
   #*  Resverlogix Corp................................. 111,820      81,324
   *   Theratechnologies, Inc...........................  10,101       4,081
   #*  Transition Therapeutics, Inc.....................  50,610     336,264
   *   TSO3, Inc........................................  74,206      32,980
       Zenith Epigenetics Corp.......................... 111,820      16,164
                                                                 -----------
   Total Health Care....................................          19,041,673
                                                                 -----------
   Industrials -- (11.5%)
       Aecon Group, Inc................................. 308,311   4,285,212
   #   AG Growth International, Inc.....................  81,032   3,393,340
   #*  Air Canada Class A............................... 313,328   2,188,725
       Algoma Central Corp..............................  26,690     372,162
   *   ATS Automation Tooling Systems, Inc.............. 455,298   5,682,283

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
   Industrials -- (Continued)
   #   Badger Daylighting, Ltd.......................... 139,314 $  3,876,400
   #*  Ballard Power Systems, Inc....................... 544,051    1,152,826
   #   Bird Construction, Inc...........................  94,139    1,108,960
   #   Black Diamond Group, Ltd......................... 193,358    5,204,824
       CanWel Building Materials Group, Ltd............. 140,568      353,392
       Cervus Equipment Corp............................   7,100      151,020
       Churchill Corp. Class A..........................  91,759      779,385
   #   Clarke, Inc......................................  46,294      338,762
       Contrans Group, Inc. Class A.....................  95,385    1,148,474
   #   DirectCash Payments, Inc.........................  35,598      597,695
   #   Exchange Income Corp.............................  39,176      788,620
       Exco Technologies, Ltd...........................  76,543      574,545
   *   GLV, Inc. Class A................................  89,850      342,862
   #*  Heroux-Devtek, Inc............................... 118,847    1,143,919
   #   HNZ Group, Inc...................................  23,888      460,280
       Horizon North Logistics, Inc..................... 438,206    2,793,502
   #   K-Bro Linen, Inc.................................  13,844      493,101
       MacDonald Dettwiler & Associates, Ltd............  85,470    6,071,727
       Magellan Aerospace Corp..........................   6,800       52,385
   #   Morneau Shepell, Inc............................. 195,937    2,566,753
   #   New Flyer Industries, Inc........................ 126,174    1,252,960
       Newalta Corp..................................... 215,832    3,214,952
       Richelieu Hardware, Ltd..........................  65,473    2,620,684
   #   Ritchie Bros Auctioneers, Inc.................... 302,499    6,953,063
       Rocky Mountain Dealerships, Inc..................  64,591      753,344
   #   Russel Metals, Inc............................... 316,110    8,142,937
       Stantec, Inc..................................... 228,285   13,892,846
   #   Student Transportation, Inc...................... 357,962    2,201,607
       Toromont Industries, Ltd.........................  69,776    1,611,974
       Transcontinental, Inc. Class A................... 333,758    4,204,377
   #   TransForce, Inc.................................. 388,103    8,314,377
       Vicwest, Inc.....................................  42,846      416,246
   #   Wajax Corp.......................................  81,486    2,634,623
       WaterFurnace Renewable Energy, Inc...............  35,239      700,825
       WesternOne, Inc..................................  10,800       73,988
   *   Westport Innovations, Inc........................  73,848    1,258,482
       Westshore Terminals Investment Corp..............  16,234      516,281
       WSP Global, Inc.................................. 187,460    5,616,647
                                                                 ------------
   Total Industrials....................................          110,301,367
                                                                 ------------
   Information Technology -- (4.8%)
   #*  5N Plus, Inc..................................... 248,422      622,310
       Aastra Technologies, Ltd.........................  33,028    1,268,038
       Absolute Software Corp........................... 184,461    1,177,569
   *   AgJunction, Inc..................................  20,300       20,961
   #*  Avigilon Corp....................................  48,134    1,386,000
       Calian Technologies, Ltd.........................  20,165      407,193
   *   Celestica, Inc................................... 949,607    9,421,466
   #*  COM DEV International, Ltd....................... 396,424    1,455,779
       Computer Modelling Group, Ltd.................... 107,601    2,669,374
   #   Davis + Henderson Corp........................... 378,112    9,499,056
   *   Descartes Systems Group, Inc. (The).............. 262,529    3,771,460
   #*  DragonWave, Inc.................................. 162,023      250,217

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  Information Technology -- (Continued)
      Enghouse Systems, Ltd............................    56,443 $ 1,698,738
      Evertz Technologies, Ltd.........................   134,681   2,092,015
  #*  EXFO, Inc........................................   106,980     463,940
      Mediagrif Interactive Technologies, Inc..........     7,276     123,276
  #*  Points International, Ltd........................    37,659     912,945
  *   Pure Technologies, Ltd...........................    26,910     175,172
  #*  Redknee Solutions, Inc...........................   127,436     688,812
  #*  Sandvine Corp....................................   656,276   1,808,994
  *   Sierra Wireless, Inc.............................   157,015   3,211,494
  *   Solium Capital, Inc..............................     8,700      63,663
      Vecima Networks, Inc.............................     6,059      30,955
  #   Wi-Lan, Inc......................................   765,533   2,288,866
                                                                  -----------
  Total Information Technology.........................            45,508,293
                                                                  -----------
  Materials -- (17.8%)
  *   Aberdeen International, Inc......................   122,333      14,279
  #   Acadian Timber Corp..............................    13,223     156,717
  *   Ainsworth Lumber Co., Ltd........................   532,862   1,932,896
      Alacer Gold Corp.................................   806,426   1,701,550
  #   Alamos Gold, Inc.................................   579,498   5,317,593
  #*  Alexco Resource Corp.............................   278,307     449,789
  #*  Almaden Minerals, Ltd............................    98,343     135,980
  #*  Altius Minerals Corp.............................   112,600   1,526,608
  *   Amerigo Resources, Ltd...........................   553,854     221,293
  *   Argonaut Gold, Inc...............................   368,728   1,661,966
  #*  Asanko Gold, Inc.................................   271,644     480,484
  #*  Augusta Resource Corp............................   308,545     554,065
  #   AuRico Gold, Inc................................. 1,247,156   5,722,080
  #*  Avalon Rare Metals, Inc..........................   352,025     189,643
  #*  B2Gold Corp...................................... 2,064,533   4,875,171
  #*  Banro Corp.......................................    14,500       7,160
  #*  Brigus Gold Corp.................................   912,312     892,858
  #*  Canada Lithium Corp.............................. 1,188,040     309,344
      Canam Group, Inc. Class A........................   214,124   2,639,661
  #   Canexus Corp.....................................   286,986   1,481,634
  *   Canfor Corp......................................   196,722   5,063,991
      Canfor Pulp Products, Inc........................   206,615   2,244,706
  *   Capstone Mining Corp............................. 1,554,756   4,034,339
  *   Carpathian Gold, Inc.............................   587,371      36,917
      Cascades, Inc....................................   489,976   3,017,944
      CCL Industries, Inc. Class B.....................   111,467   8,041,637
      Centerra Gold, Inc...............................   324,851   1,257,111
  #*  Chaparral Gold Corp..............................    77,900      27,978
  #*  China Gold International Resources Corp., Ltd....   727,257   2,076,478
  *   Claude Resources, Inc............................   861,200     131,451
  #*  Copper Mountain Mining Corp......................   637,731     893,253
  *   Dominion Diamond Corp............................   379,239   5,523,014
  #*  Duluth Metals, Ltd...............................   388,214     334,622
  #*  Dundee Precious Metals, Inc......................   515,238   1,845,836
  *   Dynasty Metals & Mining, Inc.....................    39,369      38,176
  #*  Eastern Platinum, Ltd............................ 3,210,960     259,472
  #*  Eastmain Resources, Inc..........................   274,250     103,421
  *   Eco Oro Minerals Corp............................    90,649      32,556

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   Materials -- (Continued)
   *   EcoSynthetix, Inc................................     1,500 $    3,906
   *   Endeavour Mining Corp............................ 1,399,343    841,805
   #*  Endeavour Silver Corp............................   389,940  1,698,055
   *   Energy Fuels, Inc................................    47,970    378,590
   #*  Entree Gold, Inc.................................   286,898     92,735
   *   Excellon Resources, Inc..........................   185,380    216,381
   *   Exeter Resource Corp.............................    70,137     43,452
   *   First Majestic Silver Corp.......................   446,870  4,666,308
   #*  Fortress Paper, Ltd. Class A.....................    69,284    241,366
   *   Fortuna Silver Mines, Inc........................   750,906  2,717,083
   *   Fortune Minerals, Ltd............................   146,172     51,841
   #*  Golden Star Resources, Ltd....................... 1,155,362    705,406
   *   Great Panther Silver, Ltd........................   708,280    578,707
   #*  Guyana Goldfields, Inc...........................   441,183    958,620
   *   Hanfeng Evergreen, Inc...........................    45,837     28,397
   #   HudBay Minerals, Inc.............................   872,492  6,925,099
       IAMGOLD Corp..................................... 1,253,817  4,604,365
   *   Imperial Metals Corp.............................   200,056  3,021,272
   *   International Forest Products, Ltd. Class A......   331,995  4,623,338
   #*  International Tower Hill Mines, Ltd..............   220,027    134,337
       Intertape Polymer Group, Inc.....................   318,227  3,577,286
   #*  Jaguar Mining, Inc...............................   274,437     13,552
   *   Katanga Mining, Ltd.............................. 1,025,162    377,388
   #*  Kirkland Lake Gold, Inc..........................   247,980    721,396
   *   Labrador Iron Mines Holdings, Ltd................    17,133      3,769
   #*  Lake Shore Gold Corp............................. 1,419,989    917,973
   *   Lucara Diamond Corp..............................   177,750    247,374
   #*  MAG Silver Corp..................................    54,614    335,407
       Major Drilling Group International, Inc..........   378,786  2,748,005
   #*  MBAC Fertilizer Corp.............................   125,459    131,795
   *   McEwen Mining - Minera Andes Andes Acquisition
         Corp...........................................    50,115    130,040
   *   Mercator Minerals, Ltd...........................   443,725     37,849
   #*  Migao Corp.......................................   169,168    179,231
   *   Minco Base Metals Corp...........................     2,780         --
   *   Minco Silver Corp................................    40,069     34,178
   *   Nautilus Minerals, Inc...........................    89,354     19,255
   #*  Nevada Copper Corp...............................   160,491    204,622
       Nevsun Resources, Ltd............................   978,216  3,592,281
   *   New Millennium Iron Corp.........................    55,528     29,415
       Norbord, Inc.....................................   177,489  4,976,863
   #*  North American Palladium, Ltd....................   565,789    226,062
   #*  Northern Dynasty Minerals, Ltd...................   148,624    198,833
   #*  Novagold Resources, Inc..........................   569,999  1,663,297
   #*  OceanaGold Corp.................................. 1,235,008  2,239,925
   *   Orvana Minerals Corp.............................   292,952    170,971
   #*  Osisko Mining Corp............................... 1,551,415  9,305,008
   #   Pan American Silver Corp.........................   329,610  4,149,165
   #*  Petaquilla Minerals, Ltd.........................   528,482    151,842
   *   Phoscan Chemical Corp............................   432,579    110,694
   *   Pilot Gold, Inc..................................    39,391     36,783
   #*  Platinum Group Metals, Ltd.......................   241,887    284,509
   #*  Polymet Mining Corp..............................   635,065    678,543
   #*  Primero Mining Corp..............................   421,644  2,369,914

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Materials -- (Continued)
  *   Richmont Mines, Inc..............................   114,244 $    171,302
  #*  Rubicon Minerals Corp............................   508,405      648,202
  #*  Sabina Gold & Silver Corp........................   383,055      299,221
  #*  San Gold Corp.................................... 1,018,995      150,962
  #*  Sandstorm Gold, Ltd..............................    88,184      445,770
  *   Scorpio Mining Corp..............................   978,870      312,008
  #*  Seabridge Gold, Inc..............................   115,135      927,283
  #   SEMAFO, Inc...................................... 1,217,341    3,923,909
      Sherritt International Corp...................... 1,628,826    5,030,897
  *   Shore Gold, Inc..................................   167,935       29,403
  #*  Silver Standard Resources, Inc...................   340,397    2,671,219
  *   St Andrew Goldfields, Ltd........................   774,028      250,191
      Stella-Jones, Inc................................   135,217    3,163,865
  #*  Stornoway Diamond Corp...........................   297,297      202,869
  *   Sulliden Gold Corp., Ltd.........................   659,525      450,046
  #*  Tanzanian Royalty Exploration Corp...............   344,717      702,588
  *   Taseko Mines, Ltd................................   972,023    1,981,138
  #*  Tembec, Inc......................................   374,965    1,003,273
  #*  Teranga Gold Corp................................   267,445      223,321
  #*  Thompson Creek Metals Co., Inc...................   902,518    2,309,474
  *   Timminco, Ltd....................................    69,822          101
  #*  Timmins Gold Corp................................   869,574    1,108,682
  #*  US Silver & Gold, Inc............................    45,433       20,396
  *   Veris Gold Corp..................................   158,868       29,242
  *   Virginia Mines, Inc..............................    52,010      637,429
  *   Wesdome Gold Mines, Ltd..........................   325,464      195,790
      West Fraser Timber Co., Ltd......................    47,148    2,421,005
  #   Western Forest Products, Inc.....................   649,180    1,358,105
      Winpak, Ltd......................................    81,004    1,748,450
                                                                  ------------
  Total Materials......................................            170,044,102
                                                                  ------------
  Telecommunication Services -- (0.3%)
      Axia NetMedia Corp...............................   182,767      441,431
  #   Manitoba Telecom Services, Inc...................    85,585    2,276,119
                                                                  ------------
  Total Telecommunication Services.....................              2,717,550
                                                                  ------------
  Utilities -- (4.2%)
  #   Algonquin Power & Utilities Corp.................   912,415    5,972,171
  #*  Alterra Power Corp............................... 1,066,070      277,585
  *   Boralex, Inc. Class A............................   100,868    1,113,057
  #   Capital Power Corp...............................   389,209    7,964,151
      Capstone Infrastructure Corp.....................   422,566    1,369,664
  #   Innergex Renewable Energy, Inc...................   450,650    4,232,367
  #   Just Energy Group, Inc...........................   654,288    4,588,094
  #*  Maxim Power Corp.................................    92,234      236,020
  #   Northland Power, Inc.............................   328,781    4,808,837
  #   Superior Plus Corp...............................   653,197    7,178,569

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 Utilities -- (Continued)
     Valener, Inc.....................................     171,053 $  2,402,037
                                                                   ------------
 Total Utilities......................................               40,142,552
                                                                   ------------
 TOTAL COMMON STOCKS..................................              747,469,350
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)      VALUE+
                                                       ----------- ------------
 SECURITIES LENDING COLLATERAL -- (21.7%)
 (S)@ DFA Short Term Investment Fund..................  17,891,098  207,000,000
 @ Repurchase Agreement, Deutsche Bank Securities,
   Inc. 0.03%, 02/03/14 (Collateralized by $637,195
   GNMA 3.50%, 09/20/42, valued at $572,727) to be
   repurchased at $561,498............................ $       561      561,497
                                                                   ------------
 TOTAL SECURITIES LENDING COLLATERAL..................              207,561,497
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,045,107,855)^^............................             $955,030,847
                                                                   ============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 73,298,033           --   --    $ 73,298,033
    Consumer Staples...........   30,257,854           --   --      30,257,854
    Energy.....................  199,212,188 $      3,493   --     199,215,681
    Financials.................   56,942,245           --   --      56,942,245
    Health Care................   19,025,509       16,164   --      19,041,673
    Industrials................  110,301,367           --   --     110,301,367
    Information Technology.....   45,508,293           --   --      45,508,293
    Materials..................  170,002,052       42,050   --     170,044,102
    Telecommunication Services.    2,717,550           --   --       2,717,550
    Utilities..................   40,142,552           --   --      40,142,552
 Securities Lending Collateral            --  207,561,497   --     207,561,497
                                ------------ ------------   --    ------------
 TOTAL......................... $747,407,643 $207,623,204   --    $955,030,847
                                ============ ============   ==    ============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (89.2%)
  ARGENTINA -- (0.0%)
  *   Celulosa Argentina...............................         1 $        --
                                                                  -----------
  BRAZIL -- (6.7%)
      AES Tiete SA.....................................    58,484     422,002
      All America Latina Logistica SA..................   508,831   1,384,072
      AMBEV SA.........................................   855,320   5,675,784
      AMBEV SA ADR..................................... 3,544,833  23,183,208
      Arteris SA.......................................    25,636     176,147
      Banco Bradesco SA................................   653,682   7,758,760
      Banco do Brasil SA...............................   673,592   5,794,021
      Banco Santander Brasil SA........................   328,700   1,530,480
  #   Banco Santander Brasil SA ADR....................   726,366   3,319,493
      BM&FBovespa SA................................... 2,134,108   8,420,285
      BR Malls Participacoes SA........................   379,523   2,380,911
  *   Braskem SA Sponsored ADR.........................   153,394   2,323,919
      BRF SA...........................................    94,100   1,684,227
      BRF SA ADR.......................................   564,360   9,977,885
      CCR SA...........................................   880,368   5,647,264
      Centrais Eletricas Brasileiras SA................   150,300     324,269
  #   Centrais Eletricas Brasileiras SA ADR............    86,923     342,477
  #   Centrais Eletricas Brasileiras SA Sponsored ADR..   100,200     212,424
      CETIP SA - Mercados Organizados..................   220,500   2,110,122
  #   Cia Brasileira de Distribuicao Grupo Pao de
        Acucar ADR.....................................    85,830   3,284,714
      Cia de Saneamento Basico do Estado de Sao Paulo.. 104,600 963,157 Cia de Saneamento Basico do Estado de Sao Paulo
        ADR............................................   178,668   1,631,239
      Cia Energetica de Minas Gerais...................    68,587     394,192
      Cia Hering.......................................   108,600   1,205,494
      Cia Paranaense de Energia........................    17,100     140,497
  #   Cia Paranaense de Energia Sponsored ADR..........    57,783     662,193
      Cia Siderurgica Nacional SA......................   633,652   2,922,097
  #   Cia Siderurgica Nacional SA Sponsored ADR........   202,748     938,723
      Cielo SA.........................................   357,475   9,468,234
      Cosan SA Industria e Comercio....................   141,969   2,114,186
      CPFL Energia SA..................................    83,360     627,046
      CPFL Energia SA ADR..............................    63,516     936,226
      Cyrela Brazil Realty SA Empreendimentos e
        Participacoes..................................   364,397   2,149,401
      Duratex SA.......................................   321,230   1,573,123
      EcoRodovias Infraestrutura e Logistica SA........   150,488     765,480
      EDP - Energias do Brasil SA......................   236,900     945,673
      Embraer SA.......................................   164,400   1,246,041
      Embraer SA ADR...................................   133,319   4,091,560
      Estacio Participacoes SA.........................   187,318   1,454,928
  #*  Fibria Celulose SA Sponsored ADR.................   514,098   5,742,475
      Gerdau SA........................................   140,232     819,524
  #   Gerdau SA Sponsored ADR..........................   150,151   1,058,565
      Grendene SA......................................    91,864     607,383
      Guararapes Confeccoes SA.........................     8,056     310,161
      Hypermarcas SA...................................   939,724   5,905,913
      Itau Unibanco Holding SA.........................   237,236   2,700,526
      Itau Unibanco Holding SA ADR.....................   169,341   2,072,729
      JBS SA...........................................   880,481   3,070,467
      Kroton Educacional SA............................   206,884   3,150,508

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 BRAZIL -- (Continued)
     Localiza Rent a Car SA...........................     139,560 $  1,762,588
     Lojas Americanas SA..............................     129,210      668,573
     Lojas Renner SA..................................     127,687    2,922,654
     M Dias Branco SA.................................      35,100    1,197,381
     Multiplan Empreendimentos Imobiliarios SA........      89,300    1,609,922
     Natura Cosmeticos SA.............................     173,400    2,808,801
     Odontoprev SA....................................       7,800       29,119
     Oi SA............................................     179,758      341,222
     Oi SA ADR(670851104).............................       7,319       13,760
 #   Oi SA ADR(670851203).............................     107,889      184,490
     Petroleo Brasileiro SA...........................     598,900    3,377,681
     Petroleo Brasileiro SA ADR.......................   1,372,750   15,388,527
 #   Petroleo Brasileiro SA Sponsored ADR.............   1,985,055   23,622,154
     Porto Seguro SA..................................     140,099    1,636,523
     Raia Drogasil SA.................................     229,600    1,378,044
     Souza Cruz SA....................................     378,070    3,309,299
     Tim Participacoes SA.............................     439,800    2,300,812
     Tim Participacoes SA ADR.........................      63,679    1,657,564
     Totvs SA.........................................     124,475    1,628,776
     Tractebel Energia SA.............................     142,100    2,031,037
     Transmissora Alianca de Energia Eletrica SA......     316,634    2,332,070
     Ultrapar Participacoes SA........................      76,200    1,678,498
     Ultrapar Participacoes SA Sponsored ADR..........     254,308    5,607,491
 *   Usinas Siderurgicas de Minas Gerais SA...........      39,100      182,135
     Vale SA..........................................     133,600    1,815,498
 #   Vale SA Sponsored ADR(91912E105).................   1,249,020   16,986,672
     Vale SA Sponsored ADR(91912E204).................     502,843    6,174,912
     WEG SA...........................................     248,866    2,818,200
                                                                   ------------
 TOTAL BRAZIL.........................................              251,084,608
                                                                   ------------
 CHILE -- (1.5%)
     AES Gener SA.....................................   2,043,503      976,845
     Aguas Andinas SA Class A.........................   1,962,055    1,251,521
 #   Banco de Chile ADR...............................      35,284    2,584,553
     Banco de Credito e Inversiones...................      36,262    2,020,451
 #   Banco Santander Chile ADR........................     184,741    3,598,755
     CAP SA...........................................      75,905    1,102,198
     Cencosud SA......................................   1,142,664    3,226,404
     Cencosud SA ADR..................................       8,408       71,132
     CFR Pharmaceuticals SA...........................   1,737,925      351,367
     Cia Cervecerias Unidas SA........................       9,296       99,501
     Cia Cervecerias Unidas SA ADR....................      54,549    1,167,349
     Cia General de Electricidad SA...................      14,417       65,332
     Colbun SA........................................   6,194,334    1,443,198
     Corpbanca SA..................................... 112,194,160    1,230,947
 #   Corpbanca SA ADR.................................      26,066      429,828
 #   Embotelladora Andina SA Class A ADR..............      22,244      407,065
 #   Embotelladora Andina SA Class B ADR..............      19,587      436,594
 #   Empresa Nacional de Electricidad SA Sponsored ADR     104,787    4,042,682
     Empresas CMPC SA.................................   1,191,114    2,572,868
     Empresas COPEC SA................................     471,084    5,363,478
     Enersis SA Sponsored ADR.........................     478,616    6,351,234
     ENTEL Chile SA...................................     123,797    1,500,005

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHILE -- (Continued)
      Gasco SA.........................................      4,891 $    42,755
      Inversiones Aguas Metropolitanas SA..............    377,408     609,632
  #   Latam Airlines Group SA Sponsored ADR............    291,856   4,056,798
      Molibdenos y Metales SA..........................     21,739     302,196
      Ripley Corp. SA..................................    490,963     275,071
      SACI Falabella...................................    712,387   5,553,567
      Sigdo Koppers SA.................................    338,893     476,504
  #   Sociedad Quimica y Minera de Chile SA Sponsored
        ADR............................................     91,271   2,273,561
      Sonda SA.........................................    482,159     955,133
                                                                   -----------
  TOTAL CHILE..........................................             54,838,524
                                                                   -----------
  CHINA -- (14.0%)
  #   Agile Property Holdings, Ltd.....................  1,754,000   1,606,341
      Agricultural Bank of China, Ltd. Class H......... 18,731,000   8,176,980
      Air China, Ltd. Class H..........................  1,690,000   1,100,565
  #*  Aluminum Corp. of China, Ltd. ADR................    112,680     998,345
  #*  Aluminum Corp. of China, Ltd. Class H............    796,000     283,186
  #*  Angang Steel Co., Ltd. Class H...................  1,422,000     906,505
  #   Anhui Conch Cement Co., Ltd. Class H.............  1,048,500   4,044,407
      Bank of China, Ltd. Class H...................... 65,514,100  27,652,194
      Bank of Communications Co., Ltd. Class H.........  6,896,515   4,470,746
      BBMG Corp. Class H...............................    753,500     591,192
      Beijing Capital International Airport Co., Ltd.
        Class H........................................    198,000     150,678
      Beijing Enterprises Holdings, Ltd................    668,972   5,638,992
      Belle International Holdings, Ltd................  3,431,000   3,728,475
  #   Biostime International Holdings, Ltd.............     48,000     413,493
      Brilliance China Automotive Holdings, Ltd........  2,052,000   3,148,663
  #*  Byd Co., Ltd. Class H............................    415,886   1,971,262
      China BlueChemical, Ltd..........................  1,072,000     589,123
      China CITIC Bank Corp., Ltd. Class H.............  7,023,928   3,360,182
  #   China Coal Energy Co., Ltd. Class H..............  3,792,777   1,897,911
      China Communications Construction Co., Ltd.
        Class H........................................  3,581,000   2,605,979
      China Communications Services Corp., Ltd. Class H  2,892,000   1,562,723
      China Construction Bank Corp. Class H............ 56,443,590  39,101,068
  #*  China COSCO Holdings Co., Ltd. Class H...........  2,263,000     953,552
  *   China Eastern Airlines Corp., Ltd. ADR...........      2,800      46,704
  #*  China Eastern Airlines Corp., Ltd. Class H.......  1,382,000     469,506
      China Everbright International, Ltd..............    627,000     823,569
      China Gas Holdings, Ltd..........................  2,348,000   3,289,626
      China International Marine Containers Group Co.,
        Ltd. Class H...................................    330,000     763,599
  #   China Life Insurance Co., Ltd. ADR...............    330,798  13,476,710
      China Life Insurance Co., Ltd. Class H...........    784,000   2,133,942
      China Longyuan Power Group Corp. Class H.........  1,745,000   2,099,250
      China Mengniu Dairy Co., Ltd.....................    976,000   4,476,705
      China Merchants Bank Co., Ltd. Class H...........  3,724,554   6,560,491
      China Merchants Holdings International Co., Ltd..  1,023,426   3,495,811
  #   China Minsheng Banking Corp., Ltd. Class H.......  4,422,500   4,318,591
      China Mobile, Ltd................................     73,500     701,834
  #   China Mobile, Ltd. Sponsored ADR.................    877,340  41,980,719
  #   China Molybdenum Co., Ltd. Class H...............    896,322     376,239
      China National Building Material Co., Ltd. Class
        H..............................................  2,181,916   2,094,898
      China Oilfield Services, Ltd. Class H............  1,184,000   3,152,385
      China Overseas Land & Investment, Ltd............  3,042,000   8,165,780

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      China Pacific Insurance Group Co., Ltd. Class H..  1,946,000 $ 7,029,048
      China Petroleum & Chemical Corp. ADR.............    138,384  10,908,787
      China Petroleum & Chemical Corp. Class H.........  8,186,800   6,456,235
      China Railway Construction Corp., Ltd. Class H...  2,554,000   2,140,555
      China Railway Group, Ltd. Class H................  3,077,000   1,359,878
      China Resources Cement Holdings, Ltd.............  1,609,335   1,098,303
      China Resources Enterprise, Ltd..................  1,055,000   3,138,453
      China Resources Gas Group, Ltd...................    572,000   1,766,327
      China Resources Land, Ltd........................  1,574,000   3,696,993
      China Resources Power Holdings Co., Ltd..........  1,180,000   2,805,468
      China Shenhua Energy Co., Ltd. Class H...........  2,766,500   7,100,885
  #*  China Shipping Container Lines Co., Ltd. Class H.  4,653,000   1,094,471
      China Southern Airlines Co., Ltd. Class H........  1,006,000     348,212
  # China Southern Airlines Co., Ltd. Sponsored ADR.. 10,900 186,390 China State Construction International Holdings,
        Ltd............................................  1,318,000   2,395,721
  *   China Taiping Insurance Holdings Co., Ltd........    536,800     935,111
  #   China Telecom Corp., Ltd. ADR....................     50,817   2,320,304
      China Telecom Corp., Ltd. Class H................  3,562,000   1,622,998
  #   China Unicom Hong Kong, Ltd. ADR.................    470,600   6,136,624
      Chongqing Rural Commercial Bank Class H..........     26,000      11,002
  #   CITIC Pacific, Ltd...............................  1,669,000   2,086,264
      CITIC Securities Co., Ltd. Class H...............    896,000   2,070,481
      CNOOC, Ltd.......................................  3,105,000   4,823,038
  #   CNOOC, Ltd. ADR..................................    115,255  17,752,728
      COSCO Pacific, Ltd...............................  2,285,058   2,932,671
      Country Garden Holdings Co., Ltd.................  3,575,769   1,944,642
  #   CSR Corp., Ltd...................................  1,471,000   1,071,920
  #   Datang International Power Generation Co., Ltd.
        Class H........................................  1,616,000     646,984
  #   Dongfang Electric Corp., Ltd. Class H............    290,200     402,760
      Dongfeng Motor Group Co., Ltd. Class H...........  2,302,000   3,389,505
      ENN Energy Holdings, Ltd.........................    514,000   3,322,350
  #   Evergrande Real Estate Group, Ltd................  6,559,000   2,623,998
  #   Fosun International, Ltd.........................  1,717,441   1,842,109
  *   FU JI Food and Catering Services Holdings, Ltd...     28,900       5,665
  #*  GCL-Poly Energy Holdings, Ltd....................  5,826,814   1,973,640
  #   Geely Automobile Holdings, Ltd...................  3,655,000   1,493,645
  #   Golden Eagle Retail Group, Ltd...................    190,000     259,452
  #   Great Wall Motor Co., Ltd. Class H...............    712,000   3,387,426
  #   Greentown China Holdings, Ltd....................    650,500     923,687
      Guangdong Investment, Ltd........................  1,630,000   1,503,584
      Guangshen Railway Co., Ltd. Sponsored ADR........     28,517     601,709
      Guangzhou Automobile Group Co., Ltd. Class H.....  1,996,259   1,998,879
  #   Guangzhou Baiyunshan Pharmaceutical Holdings
        Co., Ltd. Class H..............................    174,000     564,693
      Guangzhou R&F Properties Co., Ltd................  1,225,600   1,632,387
      Haier Electronics Group Co., Ltd.................    639,000   1,837,323
  #   Haitian International Holdings, Ltd..............     79,000     172,039
  #*  Hanergy Solar Group, Ltd.........................  6,844,000     973,734
      Hengan International Group Co., Ltd..............    545,500   5,889,197
      Huadian Power International Corp., Ltd. Class H..    856,000     355,192
      Huaneng Power International, Inc. Class H........    602,000     562,840
  # Huaneng Power International, Inc. Sponsored ADR.. 34,452 1,262,321 Industrial & Commercial Bank of China, Ltd.
      Class H.......................................... 59,907,185  37,013,131
      Jiangsu Expressway Co., Ltd. Class H.............    820,000   1,034,740

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  CHINA -- (Continued)
      Jiangxi Copper Co., Ltd. Class H................. 1,421,000 $  2,557,661
      Kunlun Energy Co., Ltd........................... 2,312,000    3,828,451
  #   Lenovo Group, Ltd................................ 4,593,278    5,923,931
      Longfor Properties Co., Ltd...................... 1,094,000    1,510,660
  #*  Metallurgical Corp. of China, Ltd. Class H....... 2,646,000      466,974
  *   New China Life Insurance Co., Ltd. Class H.......   395,800    1,175,210
  #   New World China Land, Ltd........................ 2,554,000    1,345,285
      Nine Dragons Paper Holdings, Ltd................. 1,905,000    1,631,942
  #   PetroChina Co., Ltd. ADR.........................   145,110   13,917,500
      PetroChina Co., Ltd. Class H..................... 2,814,000    2,712,714
      PICC Property & Casualty Co., Ltd. Class H....... 2,279,920    3,085,714
      Ping An Insurance Group Co. of China, Ltd. Class
        H.............................................. 1,408,000   11,370,170
      Shandong Weigao Group Medical Polymer Co., Ltd.
        Class H........................................ 1,204,000    1,419,170
      Shanghai Electric Group Co., Ltd. Class H........ 2,502,000      798,956
  #   Shanghai Fosun Pharmaceutical Group Co., Ltd.
        Class H........................................   162,000      499,561
      Shanghai Industrial Holdings, Ltd................   701,274    2,336,803
      Shanghai Pharmaceuticals Holding Co., Ltd. Class
        H..............................................   495,400    1,223,204
      Shenzhou International Group Holdings, Ltd.......   390,000    1,335,042
      Shimao Property Holdings, Ltd.................... 1,956,371    4,268,139
      Sihuan Pharmaceutical Holdings Group, Ltd........   704,000      754,764
      Sino Biopharmaceutical........................... 1,120,000      942,521
  #   Sino-Ocean Land Holdings, Ltd.................... 2,338,192    1,262,382
  # Sinopec Shanghai Petrochemical Co., Ltd. Class H. 1,593,000 449,031 Sinopec Shanghai Petrochemical Co., Ltd.
        Sponsored ADR..................................     9,818      273,810
  *   Sinopec Yizheng Chemical Fibre Co., Ltd. Class H.   671,999      123,085
      Sinopharm Group Co., Ltd. Class H................   747,600    2,098,706
  #   SOHO China, Ltd.................................. 2,899,263    2,307,388
  #   Sun Art Retail Group, Ltd........................ 1,746,000    2,285,987
      Tencent Holdings, Ltd............................   763,600   53,486,650
      Tingyi Cayman Islands Holding Corp............... 1,440,000    3,725,633
      Tsingtao Brewery Co., Ltd. Class H...............   186,000    1,363,050
  #   Uni-President China Holdings, Ltd................   759,000      687,593
      Want Want China Holdings, Ltd.................... 4,391,000    5,912,216
      Weichai Power Co., Ltd. Class H..................   428,200    1,627,137
  #   Yanzhou Coal Mining Co., Ltd. Class H............   900,000      673,831
  #   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......   108,916      810,335
      Zhejiang Expressway Co., Ltd. Class H............   968,000      868,911
      Zhuzhou CSR Times Electric Co., Ltd. Class H.....   276,000      852,851
  #   Zijin Mining Group Co., Ltd. Class H............. 4,821,000    1,024,065
  #   Zoomlion Heavy Industry Science and Technology
        Co., Ltd....................................... 1,066,200      868,637
  #*  ZTE Corp. Class H................................   499,038    1,034,932
                                                                  ------------
  TOTAL CHINA..........................................            529,126,022
                                                                  ------------
  COLOMBIA -- (0.6%)
      Almacenes Exito SA...............................   210,087    2,761,663
      Banco de Bogota SA...............................    23,745      782,106
      Bancolombia SA...................................   107,450    1,172,613
  #   Bancolombia SA Sponsored ADR.....................    89,105    3,915,274
      Cementos Argos SA................................   373,187    1,542,045
  *   Cemex Latam Holdings SA..........................    76,527      512,477
      Ecopetrol SA.....................................   979,672    1,710,602
  #   Ecopetrol SA Sponsored ADR.......................   220,479    7,553,610
      Empresa de Energia de Bogota SA ESP..............   843,168      558,369

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  COLOMBIA -- (Continued)
      Grupo Aval Acciones y Valores....................   667,577 $   379,169
      Grupo de Inversiones Suramericana SA.............     1,578      24,031
      Grupo Nutresa SA.................................    19,691     230,518
      Interconexion Electrica SA ESP...................   332,361   1,223,319
      Isagen SA ESP....................................   762,874   1,112,566
                                                                  -----------
  TOTAL COLOMBIA.......................................            23,478,362
                                                                  -----------
  CZECH REPUBLIC -- (0.3%)
      CEZ A.S..........................................   198,179   5,009,478
      Komercni Banka A.S...............................    16,210   3,516,509
      Philip Morris CR A.S.............................       276     147,508
      Telefonica Czech Republic A.S....................   142,100   2,063,120
  *   Unipetrol A.S....................................    12,131      91,104
                                                                  -----------
  TOTAL CZECH REPUBLIC.................................            10,827,719
                                                                  -----------
  EGYPT -- (0.1%)
  #   Commercial International Bank Egypt S.A.E. GDR...   472,163   2,087,146
  *   Egyptian Financial Group-Hermes Holding GDR......       676       2,131
  *   Global Telecom Holding GDR.......................   428,641   1,420,736
                                                                  -----------
  TOTAL EGYPT..........................................             3,510,013
                                                                  -----------
  GREECE -- (0.5%)
  *   Alpha Bank AE.................................... 1,265,345   1,147,802
  *   Folli Follie SA..................................    36,114   1,089,230
      Hellenic Petroleum SA............................   102,964     998,719
  *   Hellenic Telecommunications Organization SA......   275,206   4,023,230
  *   JUMBO SA.........................................   120,569   2,050,216
  *   National Bank of Greece SA.......................   434,531   1,923,752
      OPAP SA..........................................   238,216   3,080,508
  *   Piraeus Bank SA..................................    10,988      25,909
      Public Power Corp. SA............................   117,236   1,570,539
  *   Titan Cement Co. SA..............................    38,873   1,044,580
                                                                  -----------
  TOTAL GREECE.........................................            16,954,485
                                                                  -----------
  HUNGARY -- (0.3%)
      Magyar Telekom Telecommunications P.L.C..........   438,413     587,048
      MOL Hungarian Oil and Gas P.L.C..................    41,546   2,542,715
      OTP Bank P.L.C...................................   250,935   4,592,851
      Richter Gedeon Nyrt..............................   145,205   2,935,098
  *   Tisza Chemical Group P.L.C.......................    23,981     372,385
                                                                  -----------
  TOTAL HUNGARY........................................            11,030,097
                                                                  -----------
  INDIA -- (6.8%)
      ABB India, Ltd...................................    46,035     431,225
      ACC, Ltd.........................................    51,847     839,943
      Adani Enterprises, Ltd...........................   217,318     828,760
      Adani Ports and Special Economic Zone, Ltd.......   444,848   1,036,091
  *   Adani Power, Ltd.................................   722,177     378,372
      Aditya Birla Nuvo, Ltd...........................    45,514     800,768
      Ambuja Cements, Ltd..............................   720,850   1,841,447
      Apollo Hospitals Enterprise, Ltd.................    79,561   1,200,882
      Asian Paints, Ltd................................   276,785   2,087,744

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      Aurobindo Pharma, Ltd............................   118,807 $   893,373
      Axis Bank, Ltd...................................   270,273   4,846,257
      Bajaj Auto, Ltd..................................    88,932   2,706,626
      Bajaj Finserv, Ltd...............................    38,658     419,045
      Bajaj Holdings and Investment, Ltd...............    25,772     377,847
      Bank of Baroda...................................    95,903     842,931
      Bank of India....................................   232,954     713,377
      Berger Paints India, Ltd.........................    41,763     136,054
      Bharat Electronics, Ltd..........................    17,301     255,929
      Bharat Heavy Electricals, Ltd....................   637,403   1,751,120
      Bharat Petroleum Corp., Ltd......................   153,491     888,576
      Bharti Airtel, Ltd...............................   712,612   3,576,392
      Bhushan Steel, Ltd...............................    60,876     452,547
      Bosch, Ltd.......................................    11,944   1,725,821
      Britannia Industries, Ltd........................    27,245     384,434
      Cadila Healthcare, Ltd...........................    42,514     554,680
      Cairn India, Ltd.................................   540,028   2,788,621
      Canara Bank......................................   118,214     418,566
      Cipla, Ltd.......................................   383,377   2,510,514
      Colgate-Palmolive India, Ltd.....................    41,197     858,457
      Container Corp. Of India.........................    54,732     637,901
      Cummins India, Ltd...............................    67,546     473,061
      Dabur India, Ltd.................................   495,434   1,364,713
      Divi's Laboratories, Ltd.........................    41,087     861,939
      DLF, Ltd.........................................   486,202   1,068,243
      Dr Reddy's Laboratories, Ltd.....................    27,631   1,149,238
      Dr Reddy's Laboratories, Ltd. ADR................    74,598   3,112,229
      Eicher Motors, Ltd...............................     5,958     443,525
      Emami, Ltd.......................................    51,759     375,096
  *   Essar Oil, Ltd...................................   395,013     282,777
      Exide Industries, Ltd............................   228,981     369,396
      Federal Bank, Ltd................................   455,880     576,388
      GAIL India, Ltd..................................   217,415   1,250,077
      GAIL India, Ltd. GDR.............................    28,791     983,504
      GlaxoSmithKline Consumer Healthcare, Ltd.........     5,480     373,878
      GlaxoSmithKline Pharmaceuticals, Ltd.............     8,490     403,762
      Glenmark Pharmaceuticals, Ltd....................   101,902     908,461
      GMR Infrastructure, Ltd..........................   454,854     146,971
      Godrej Consumer Products, Ltd....................   109,770   1,320,560
      Godrej Industries, Ltd...........................    89,305     387,340
      Grasim Industries, Ltd...........................     6,300     257,397
      Havells India, Ltd...............................    36,192     450,575
      HCL Technologies, Ltd............................   211,380   4,929,697
      HDFC Bank, Ltd................................... 1,530,953  15,382,110
      Hero Motocorp, Ltd...............................    69,262   2,189,655
      Hindalco Industries, Ltd......................... 1,417,235   2,481,104
      Hindustan Petroleum Corp., Ltd...................    73,212     285,919
      ICICI Bank, Ltd..................................   109,572   1,723,205
      ICICI Bank, Ltd. Sponsored ADR...................   208,679   6,713,203
      IDBI Bank, Ltd...................................   346,191     307,491
      Idea Cellular, Ltd...............................   805,036   1,835,662
      IDFC, Ltd........................................   601,656     893,694
      Indian Oil Corp., Ltd............................   327,576   1,281,462

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      IndusInd Bank, Ltd...............................   190,939 $ 1,170,039
      Infosys, Ltd.....................................   234,483  13,773,410
  #   Infosys, Ltd. Sponsored ADR......................   233,468  13,676,555
      ING Vysya Bank, Ltd..............................    25,010     208,541
      Ipca Laboratories, Ltd...........................    18,943     251,367
      ITC, Ltd......................................... 2,274,816  11,809,644
      Jaiprakash Associates, Ltd....................... 1,336,264     858,488
      Jindal Steel & Power, Ltd........................   426,862   1,701,729
      JSW Energy, Ltd..................................   592,161     418,292
      JSW Steel, Ltd...................................   124,632   1,822,016
  *   Jubilant Foodworks, Ltd..........................    18,139     310,720
      Kotak Mahindra Bank, Ltd.........................   344,379   3,603,143
      Larsen & Toubro, Ltd.............................   342,228   5,385,973
      Larsen & Toubro, Ltd. GDR........................     7,667     119,766
      LIC Housing Finance, Ltd.........................    53,635     167,670
      Lupin, Ltd.......................................   134,973   1,902,628
      Mahindra & Mahindra, Ltd.........................   332,035   4,705,782
  *   Mangalore Refinery & Petrochemicals, Ltd.........   355,103     242,360
  *   Marico Kaya Enterprises, Ltd.....................     2,327       6,035
      Marico, Ltd......................................   116,346     396,060
      Maruti Suzuki India, Ltd.........................    80,535   2,110,101
      Motherson Sumi Systems, Ltd......................   202,210     655,154
      Mphasis, Ltd.....................................    73,800     435,507
      National Aluminium Co., Ltd......................   125,699      67,079
      Nestle India, Ltd................................    17,044   1,369,967
      NHPC, Ltd........................................ 2,574,565     734,926
      NTPC, Ltd........................................   924,696   1,865,373
      Oberoi Realty, Ltd...............................    13,876      44,814
      Oil & Natural Gas Corp., Ltd.....................   699,873   3,080,581
      Oil India, Ltd...................................   100,495     759,699
  *   Oracle Financial Services Software, Ltd..........    19,531   1,003,748
      Petronet LNG, Ltd................................   201,679     352,205
      Pidilite Industries, Ltd.........................   144,452     645,952
      Piramal Enterprises, Ltd.........................    60,551     540,870
      Power Grid Corp. of India, Ltd...................   900,251   1,376,152
      Procter & Gamble Hygiene & Health Care, Ltd......     7,944     396,451
  *   Ranbaxy Laboratories, Ltd........................   137,683     708,847
      Reliance Capital, Ltd............................    97,310     502,138
      Reliance Communications, Ltd.....................   700,196   1,370,319
      Reliance Industries, Ltd......................... 1,455,666  19,302,162
      Reliance Infrastructure, Ltd.....................   111,967     665,682
  *   Reliance Power, Ltd..............................   771,219     763,486
      Rural Electrification Corp., Ltd.................    47,495     136,513
      Sesa Sterlite, Ltd............................... 1,599,539   4,804,631
      Shree Cement, Ltd................................     8,675     614,839
      Shriram Transport Finance Co., Ltd...............    76,457     767,515
      Siemens, Ltd.....................................    73,172     643,021
      SJVN, Ltd........................................   381,249     126,972
      State Bank of India..............................   152,568   3,716,239
      Steel Authority of India, Ltd....................   346,711     354,128
      Sun Pharmaceutical Industries, Ltd...............   636,118   5,978,406
      Sun TV Network, Ltd..............................    78,375     451,080
      Tata Chemicals, Ltd..............................     6,064      25,475

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDIA -- (Continued)
     Tata Consultancy Services, Ltd...................    480,832 $ 17,107,940
     Tata Global Beverages, Ltd.......................    370,091      830,646
     Tata Motors, Ltd.................................    679,237    3,783,870
     Tata Motors, Ltd. Sponsored ADR..................     81,024    2,256,518
     Tata Power Co., Ltd..............................    763,990      907,344
     Tata Steel, Ltd..................................    301,827    1,710,335
     Tech Mahindra, Ltd...............................    104,346    2,987,173
     Titan Co., Ltd...................................    207,778      731,398
     Ultratech Cement, Ltd............................     40,093    1,096,182
     Union Bank of India..............................    151,552      262,318
 *   Unitech, Ltd.....................................  1,237,337      249,434
     United Breweries, Ltd............................     66,842      895,443
     United Spirits, Ltd..............................     85,313    3,364,696
     Wipro, Ltd.......................................    620,601    5,678,316
     Wockhardt, Ltd...................................     19,651      123,100
     Yes Bank, Ltd....................................    161,542      795,111
     Zee Entertainment Enterprises, Ltd...............    389,718    1,659,678
                                                                  ------------
 TOTAL INDIA..........................................             255,106,384
                                                                  ------------
 INDONESIA -- (2.6%)
     Adaro Energy Tbk PT.............................. 16,239,500    1,264,766
     AKR Corporindo Tbk PT............................  2,003,700      724,929
     Alam Sutera Realty Tbk PT........................  8,757,000      366,068
     Aneka Tambang Persero Tbk PT.....................  1,281,500      107,567
     Astra Agro Lestari Tbk PT........................    576,600    1,011,206
     Astra International Tbk PT....................... 20,096,010   10,573,328
     Bank Central Asia Tbk PT......................... 13,303,900   10,798,419
     Bank Danamon Indonesia Tbk PT....................  3,627,079    1,291,526
     Bank Mandiri Persero Tbk PT...................... 10,173,317    7,216,007
     Bank Negara Indonesia Persero Tbk PT.............  7,494,022    2,687,331
 *   Bank Pan Indonesia Tbk PT........................  7,175,000      392,682
     Bank Rakyat Indonesia Persero Tbk PT............. 13,215,500    9,031,211
 *   Bank Tabungan Pensiunan Nasional Tbk PT..........    768,500      284,366
 *   Bayan Resources Tbk PT...........................     79,500       56,895
     Bumi Serpong Damai PT............................  8,441,000      999,439
     Charoen Pokphand Indonesia Tbk PT................  7,285,000    2,457,449
     Ciputra Development Tbk PT.......................  3,311,000      231,217
     Global Mediacom Tbk PT...........................  8,870,500    1,340,068
     Gudang Garam Tbk PT..............................    545,400    1,873,481
     Holcim Indonesia Tbk PT..........................  1,926,500      328,250
     Indo Tambangraya Megah Tbk PT....................    474,200    1,041,650
     Indocement Tunggal Prakarsa Tbk PT...............  1,664,500    3,056,340
     Indofood CBP Sukses Makmur Tbk PT................  1,137,500    1,017,063
     Indofood Sukses Makmur Tbk PT....................  5,162,500    2,951,179
     Indomobil Sukses Internasional Tbk PT............     22,000        8,813
     Indosat Tbk PT...................................  1,149,000      400,021
     Indosat Tbk PT ADR...............................      1,674       28,877
 *   Inovisi Infracom Tbk PT..........................    271,945       27,290
     Japfa Comfeed Indonesia Tbk PT...................    853,500       97,240
     Jasa Marga Persero Tbk PT........................  1,879,100      792,477
     Kalbe Farma Tbk PT............................... 22,694,500    2,606,611
     Lippo Karawaci Tbk PT............................ 31,811,500    2,476,005
     Mayora Indah Tbk PT..............................    870,333    1,933,236

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  INDONESIA -- (Continued)
      Media Nusantara Citra Tbk PT.....................  4,428,000 $   812,898
      MNC Investama Tbk PT............................. 13,972,500     343,380
  *   Panasia Indo Resources Tbk PT....................     75,100       2,491
      Perusahaan Gas Negara Persero Tbk PT.............  9,907,500   3,853,893
      Perusahaan Perkebunan London Sumatra Indonesia
        Tbk PT.........................................      8,500       1,148
      Semen Indonesia Persero Tbk PT...................  3,205,300   3,723,845
      Sinar Mas Agro Resources and Technology Tbk PT...  1,116,500     647,045
      Sumber Alfaria Trijaya Tbk PT....................     40,000       1,468
      Surya Citra Media Tbk PT.........................  3,251,000     705,294
      Tambang Batubara Bukit Asam Persero Tbk PT.......    994,100     751,955
      Telekomunikasi Indonesia Persero Tbk PT.......... 39,175,700   7,264,577
      Telekomunikasi Indonesia Persero Tbk PT
        Sponsored ADR..................................      9,758     353,923
      Tempo Scan Pacific Tbk PT........................     72,500      17,241
  *   Tower Bersama Infrastructure Tbk PT..............  1,510,500     766,572
  *   Trada Maritime Tbk PT............................  4,324,500     583,399
      Unilever Indonesia Tbk PT........................  1,649,300   3,876,189
      United Tractors Tbk PT...........................  1,812,996   2,856,452
      Vale Indonesia Tbk PT............................  3,391,500     642,399
      XL Axiata Tbk PT.................................  2,974,700   1,183,926
                                                                   -----------
  TOTAL INDONESIA......................................             97,861,102
                                                                   -----------
  MALAYSIA -- (4.2%)
      Aeon Co. M Bhd...................................     56,500     207,422
      Affin Holdings Bhd...............................    532,900     654,819
  #   AirAsia BHD......................................  1,748,600   1,181,018
      Alliance Financial Group Bhd.....................  1,571,200   2,184,467
      AMMB Holdings Bhd................................  2,095,359   4,583,750
      Astro Malaysia Holdings Bhd......................     83,500      73,363
      Axiata Group Bhd.................................  2,732,175   5,356,498
      Batu Kawan BHD...................................     86,200     506,255
      Berjaya Land Bhd.................................     95,000      23,065
      Berjaya Sports Toto Bhd..........................    725,025     875,522
      BIMB Holdings Bhd................................    265,700     341,595
  #   Boustead Holdings Bhd............................    476,786     746,977
      British American Tobacco Malaysia Bhd............    129,500   2,354,283
  *   Bumi Armada Bhd..................................  1,127,700   1,364,879
  #   CIMB Group Holdings Bhd..........................  5,454,441  11,283,423
      Dialog Group BHD.................................  1,844,600   1,791,907
      DiGi.Com Bhd.....................................  3,732,620   5,236,783
      DRB-Hicom Bhd....................................  1,263,300   1,017,468
      Fraser & Neave Holdings Bhd......................     90,500     498,590
      Gamuda Bhd.......................................  1,929,900   2,577,097
      Genting Bhd......................................  1,962,900   6,108,595
  #   Genting Malaysia Bhd.............................  3,197,100   4,157,830
      Genting Plantations Bhd..........................    282,600     872,248
      Guinness Anchor Bhd..............................    135,200     571,309
      HAP Seng Consolidated Bhd........................    505,500     414,649
      Hartalega Holdings Bhd...........................    190,900     405,677
      Hong Leong Bank Bhd..............................    627,560   2,645,530
      Hong Leong Financial Group Bhd...................    264,429   1,251,315
      IJM Corp. Bhd....................................  1,700,481   3,009,328
  #   IOI Corp. Bhd....................................  3,223,705   4,025,281
  *   IOI Properties Group Sdn Bhd.....................  1,536,552   1,239,711

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MALAYSIA -- (Continued)
     KPJ Healthcare Bhd...............................     69,950 $     70,296
     Kuala Lumpur Kepong Bhd..........................    484,100    3,389,866
 *   Kulim Malaysia BHD...............................    470,200      449,531
     Lafarge Malayan Bhd..............................    343,580      872,142
     Magnum Bhd.......................................     39,300       35,885
 #   Malayan Banking Bhd..............................  5,003,321   14,414,799
 #   Malaysia Airports Holdings Bhd...................    817,390    2,054,542
     Malaysia Marine and Heavy Engineering Holdings
       Bhd............................................    414,500      449,455
 *   Malaysian Airline System Bhd.....................  4,055,900      365,420
 #   Maxis Bhd........................................  2,398,100    4,987,610
 *   MISC Bhd.........................................  1,391,098    2,495,102
     MMC Corp. Bhd....................................  1,141,500      952,192
     Nestle Malaysia Bhd..............................    189,300    3,823,452
 #   Parkson Holdings Bhd.............................    585,720      512,932
     Petronas Chemicals Group Bhd.....................  2,984,500    5,922,461
     Petronas Dagangan BHD............................    263,600    2,414,114
     Petronas Gas Bhd.................................    530,400    3,700,360
 #   PPB Group Bhd....................................    599,700    2,764,634
     Public Bank Bhd(B012W42).........................     67,739      386,654
     Public Bank Bhd(B012W53).........................  1,121,301    6,407,807
     RHB Capital Bhd..................................    807,755    1,854,941
 *   Sapurakencana Petroleum Bhd......................  3,829,500    5,017,303
     Shell Refining Co. Federation of Malaya Bhd......    108,100      210,038
     Sime Darby Bhd...................................  3,120,929    8,386,560
     SP Setia Bhd.....................................    623,400      535,398
     Sunway Bhd.......................................     48,000       38,843
     Telekom Malaysia Bhd.............................    898,300    1,478,765
     Tenaga Nasional Bhd..............................  2,536,450    8,942,122
     UEM Sunrise Bhd..................................  2,094,637    1,291,897
 #   UMW Holdings Bhd.................................    593,466    2,100,907
     United Plantations BHD...........................     49,300      376,408
 #   YTL Corp. Bhd....................................  5,878,686    2,700,519
     YTL Power International Bhd......................  1,948,640    1,087,275
                                                                  ------------
 TOTAL MALAYSIA.......................................             158,050,884
                                                                  ------------
 MEXICO -- (5.4%)
 #   Alfa S.A.B. de C.V. Class A......................  3,254,340    9,168,800
 #   Alpek S.A. de C.V................................     66,216      131,897
     America Movil S.A.B. de C.V. Series L............ 37,750,669   40,251,573
     America Movil S.A.B. de C.V. Series L ADR........     22,528      478,945
     Arca Continental S.A.B. de C.V...................    357,200    1,963,345
 *   Cemex S.A.B. de C.V..............................  1,864,388    2,304,347
 *   Cemex S.A.B. de C.V. Sponsored ADR...............  1,285,964   15,907,372
     Coca-Cola Femsa S.A.B. de C.V. Series L..........    298,900    3,175,394
     Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....     13,716    1,457,188
 #   Controladora Comercial Mexicana S.A.B. de C.V....    596,476    2,262,987
 *   Corp. Interamericana de Entretenimiento S.A.B.
       de C.V. Class B................................      8,726        5,350
     El Puerto de Liverpool S.A.B. de C.V.............    189,995    1,992,291
 #   Fomento Economico Mexicano S.A.B. de C.V.........  1,793,669   16,224,027
     Fomento Economico Mexicano S.A.B. de C.V.
       Sponsored ADR..................................     28,963    2,613,621
     Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR............................................     34,897    3,930,100
 #   Grupo Bimbo S.A.B. de C.V. Series A..............  1,698,530    4,531,445
     Grupo Carso S.A.B. de C.V. Series A1.............    704,241    3,683,390

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MEXICO -- (Continued)
 #   Grupo Comercial Chedraui S.A. de C.V.............    320,456 $    945,506
     Grupo Financiero Banorte S.A.B. de C.V...........  2,832,687   17,880,622
     Grupo Financiero Inbursa S.A.B. de C.V...........  2,304,366    5,746,269
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B........................................     18,181       40,389
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B ADR....................................    152,244    1,683,819
     Grupo Industrial Maseca S.A.B. de C.V. Class B...     69,206      101,837
     Grupo Mexico S.A.B. de C.V. Series B.............  3,910,516   12,596,458
 *   Grupo Qumma S.A. de C.V. Series B................      1,591           --
     Grupo Televisa S.A.B. Series CPO.................  2,556,698   14,853,853
     Grupo Televisa S.A.B. Sponsored ADR..............    116,618    3,388,919
 #*  Impulsora del Desarrollo y El Empleo en America
       Latina S.A.B. de C.V...........................  2,373,426    5,357,689
     Industrias Penoles S.A.B. de C.V.................    108,150    2,516,141
     Kimberly-Clark de Mexico S.A.B. de C.V. Class A..  1,823,400    4,683,250
     Mexichem S.A.B. de C.V...........................  1,224,530    4,246,576
 #*  Minera Frisco S.A.B. de C.V......................    783,633    1,236,328
 *   OHL Mexico S.A.B. de C.V.........................    761,383    1,866,738
 *   Organizacion Soriana S.A.B. de C.V. Class B......  1,112,475    3,177,549
 *   Promotora y Operadora de Infraestructura S.A.B.
       de C.V.........................................     34,023      412,123
 *   Savia SA Class A.................................    120,000           --
 #   Wal-Mart de Mexico S.A.B. de C.V. Series V.......  5,494,675   13,143,013
                                                                  ------------
 TOTAL MEXICO.........................................             203,959,151
                                                                  ------------
 PERU -- (0.3%)
     Cementos Pacasmayo SAA ADR.......................      5,059       48,465
 #   Cia de Minas Buenaventura SA ADR.................    103,995    1,289,538
     Credicorp, Ltd...................................     64,244    8,475,069
 *   Grana y Montero SA Sponsored ADR.................      1,477       31,135
                                                                  ------------
 TOTAL PERU...........................................               9,844,207
                                                                  ------------
 PHILIPPINES -- (1.2%)
     Aboitiz Equity Ventures, Inc.....................  1,585,460    1,813,733
     Aboitiz Power Corp...............................  1,495,200    1,179,529
     Alliance Global Group, Inc.......................  6,710,300    3,998,514
     Ayala Corp.......................................    183,605    2,121,787
     Ayala Land, Inc..................................  5,882,318    3,387,848
     Bank of the Philippine Islands...................    931,913    1,822,364
     BDO Unibank, Inc.................................  1,533,841    2,665,768
     China Banking Corp...............................      1,380        1,784
     DMCI Holdings, Inc...............................  1,070,440    1,406,161
     Energy Development Corp..........................  8,586,100      994,446
 *   Fwbc Holdings, Inc...............................  2,006,957           --
     Globe Telecom, Inc...............................     34,395    1,293,199
     International Container Terminal Services, Inc...    876,380    1,900,040
     JG Summit Holdings, Inc..........................    327,700      283,301
     Jollibee Foods Corp..............................    408,700    1,366,982
     LT Group, Inc....................................  1,742,400      705,325
     Manila Electric Co...............................    197,030    1,123,754
     Megaworld Corp................................... 18,982,000    1,490,390
     Metro Pacific Investments Corp...................  9,128,100      865,093
     Metropolitan Bank & Trust........................  1,146,499    1,915,035
     Philippine Long Distance Telephone Co............     36,785    2,198,028
     Philippine Long Distance Telephone Co. Sponsored
       ADR............................................      4,859      289,499

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  PHILIPPINES -- (Continued)
  *   Philippine National Bank.........................   401,948 $   750,519
      Robinsons Land Corp.............................. 2,175,300     952,362
      San Miguel Corp..................................   427,890     525,903
      Semirara Mining Corp.............................   112,800     796,322
      SM Investments Corp..............................   294,252   4,551,463
      SM Prime Holdings, Inc........................... 7,823,910   2,671,696
  *   Top Frontier Investment Holdings, Inc............    42,789      67,979
      Universal Robina Corp............................   879,930   2,290,407
                                                                  -----------
  TOTAL PHILIPPINES....................................            45,429,231
                                                                  -----------
  POLAND -- (1.8%)
      Bank Handlowy w Warszawie SA.....................    45,615   1,490,372
  *   Bank Millennium SA...............................   701,813   1,803,924
      Bank Pekao SA....................................   145,380   8,534,105
      Bank Zachodni WBK SA.............................    21,827   2,733,736
  *   Cyfrowy Polsat SA................................    86,412     540,169
      Enea SA..........................................    73,778     292,483
      Eurocash SA......................................    72,770     944,717
  *   Getin Noble Bank SA.............................. 1,002,923     988,337
      Grupa Azoty SA...................................    30,768     510,730
  *   Grupa Lotos SA...................................    16,781     187,634
      Grupa Zywiec SA..................................    10,905   1,506,444
  *   ING Bank Slaski SA...............................    37,110   1,404,495
  #   Jastrzebska Spolka Weglowa SA....................    38,639     565,109
  #   KGHM Polska Miedz SA.............................   147,541   5,114,050
      LPP SA...........................................       530   1,478,333
      Lubelski Wegiel Bogdanka SA......................     1,344      53,304
      mBank............................................    17,078   2,758,157
      PGE SA...........................................   977,835   5,109,550
      Polski Koncern Naftowy Orlen SA..................   378,082   4,641,158
      Polskie Gornictwo Naftowe i Gazownictwo SA....... 1,617,383   2,375,429
      Powszechna Kasa Oszczednosci Bank Polski SA......   969,977  12,536,430
      Powszechny Zaklad Ubezpieczen SA.................    62,366   8,152,171
      Synthos SA.......................................   506,543     812,424
      Tauron Polska Energia SA......................... 1,074,300   1,455,563
      Telekomunikacja Polska SA........................   616,223   2,051,659
                                                                  -----------
  TOTAL POLAND.........................................            68,040,483
                                                                  -----------
  RUSSIA -- (4.8%)
      Eurasia Drilling Co., Ltd. GDR...................   132,091   4,564,147
      Federal Hydrogenerating Co. JSC ADR.............. 1,423,628   2,221,434
      Gazprom OAO Sponsored ADR........................ 6,854,944  56,450,670
      Globaltrans Investment P.L.C. GDR................    83,363   1,104,649
      Lukoil OAO Sponsored ADR.........................   559,751  31,779,171
  *   Magnitogorsk Iron & Steel Works GDR..............   155,928     407,100
      Mail.ru Group, Ltd. GDR..........................    46,941   1,751,505
  #*  Mechel Sponsored ADR.............................   170,001     329,802
      MegaFon OAO GDR..................................     8,671     258,379
      MMC Norilsk Nickel OJSC ADR......................   532,268   8,086,731
      Novolipetsk Steel OJSC GDR.......................    97,820   1,406,212
      Novorossiysk Commercial Sea Port PJSC GDR........    33,123     199,648
      O'Key Group SA GDR...............................    35,623     373,413

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  RUSSIA -- (Continued)
      Phosagro OAO GDR.................................    70,742 $    720,912
  *   PIK Group GDR....................................     2,241        4,328
      Rosneft OAO GDR.................................. 1,294,293    8,851,929
      Rostelecom OJSC Sponsored ADR....................    77,287    1,445,666
      Sberbank of Russia Sponsored ADR................. 2,839,618   30,654,213
      Severstal OAO GDR................................   247,044    1,997,036
      Tatneft OAO Sponsored ADR........................   258,044    8,510,653
      TMK OAO GDR......................................    52,030      574,342
      Uralkali OJSC GDR................................   272,951    6,616,829
      VimpelCom, Ltd. Sponsored ADR....................   610,357    5,914,359
      VTB Bank OJSC GDR................................ 2,644,952    6,702,994
  *   X5 Retail Group NV GDR...........................   103,067    1,734,875
                                                                  ------------
  TOTAL RUSSIA.........................................            182,660,997
                                                                  ------------
  SOUTH AFRICA -- (7.0%)
  #   African Bank Investments, Ltd....................   709,671      684,666
      African Rainbow Minerals, Ltd....................   152,287    3,009,888
  #*  Anglo American Platinum, Ltd.....................    83,355    3,329,308
  #   AngloGold Ashanti, Ltd. Sponsored ADR............   427,887    6,264,266
  *   ArcelorMittal South Africa, Ltd..................   203,913      699,882
      Aspen Pharmacare Holdings, Ltd...................   360,808    8,181,481
  #   Assore, Ltd......................................    39,165    1,415,111
      AVI, Ltd.........................................   294,307    1,364,791
      Barclays Africa Group, Ltd.......................   392,410    4,602,032
      Barloworld, Ltd..................................   275,602    2,594,336
      Bidvest Group, Ltd...............................   338,327    7,568,583
  #   Capitec Bank Holdings, Ltd.......................    47,639      808,223
      Coronation Fund Managers, Ltd....................   230,512    1,655,849
      Discovery, Ltd...................................   357,805    2,419,903
  #   Distell Group, Ltd...............................    25,571      324,581
  #   Exxaro Resources, Ltd............................   142,511    1,923,827
      FirstRand, Ltd................................... 3,444,432    9,685,849
  #   Foschini Group, Ltd. (The).......................   229,375    1,921,426
  #   Gold Fields, Ltd. Sponsored ADR..................   710,430    2,472,296
      Impala Platinum Holdings, Ltd....................   581,430    6,074,042
      Imperial Holdings, Ltd...........................   227,001    3,784,772
      Investec, Ltd....................................   316,248    2,025,884
  #   Kumba Iron Ore, Ltd..............................    84,990    3,454,461
      Liberty Holdings, Ltd............................   159,000    1,638,612
      Life Healthcare Group Holdings, Ltd..............   937,361    2,997,594
      Massmart Holdings, Ltd...........................   103,729    1,131,057
      Mediclinic International, Ltd....................   424,560    2,733,684
      MMI Holdings, Ltd................................ 1,531,421    3,253,787
      Mondi, Ltd.......................................   128,477    1,952,585
      Mr Price Group, Ltd..............................   238,341    2,951,949
      MTN Group, Ltd................................... 1,882,816   33,622,106
      Nampak, Ltd......................................   704,489    2,208,428
      Naspers, Ltd. Class N............................   416,705   42,869,528
      Nedbank Group, Ltd...............................   254,472    4,435,162
      Netcare, Ltd..................................... 1,616,512    3,242,199
  #   Pick n Pay Stores, Ltd...........................   244,318    1,000,184
      PPC, Ltd.........................................    60,146      161,291
      PSG Group, Ltd...................................    61,341      438,824

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH AFRICA -- (Continued)
      Sanlam, Ltd...................................... 2,024,227 $  8,708,080
      Santam, Ltd......................................    39,421      629,707
      Sasol, Ltd.......................................    22,216    1,068,939
      Sasol, Ltd. Sponsored ADR........................   604,681   29,139,577
      Shoprite Holdings, Ltd...........................   439,788    5,668,253
      Spar Group, Ltd. (The)...........................   171,619    1,853,276
      Standard Bank Group, Ltd......................... 1,383,008   14,614,945
      Steinhoff International Holdings, Ltd............ 1,774,752    7,331,022
      Tiger Brands, Ltd................................   168,710    4,047,972
      Truworths International, Ltd.....................   453,643    2,992,255
      Tsogo Sun Holdings, Ltd..........................   288,868      674,472
  #   Vodacom Group, Ltd...............................   391,328    4,143,224
      Woolworths Holdings, Ltd.........................   671,224    3,668,300
                                                                  ------------
  TOTAL SOUTH AFRICA...................................            265,442,469
                                                                  ------------
  SOUTH KOREA -- (14.5%)
      Amorepacific Corp................................     2,987    2,807,642
  #   AMOREPACIFIC Group...............................     3,010    1,321,230
      BS Financial Group, Inc..........................   221,660    3,259,730
  #   Celltrion, Inc...................................    56,704    2,376,740
      Cheil Industries, Inc............................    51,812    3,602,516
  *   Cheil Worldwide, Inc.............................    87,060    2,263,265
  #   CJ CheilJedang Corp..............................     8,825    2,173,046
  #   CJ Corp..........................................    16,574    1,817,671
  #*  CJ Korea Express Co., Ltd........................     5,587      553,538
      Coway Co., Ltd...................................    50,818    3,293,159
      Daelim Industrial Co., Ltd.......................    36,223    2,771,028
  #*  Daewoo Engineering & Construction Co., Ltd.......   133,508      845,253
  #   Daewoo International Corp........................    45,753    1,742,909
  #   Daewoo Securities Co., Ltd.......................   220,281    1,753,757
  #   Daewoo Shipbuilding & Marine Engineering Co.,
        Ltd............................................   109,830    3,495,166
      Dongbu Insurance Co., Ltd........................    45,450    2,263,124
      Doosan Corp......................................     9,398    1,193,115
  #   Doosan Heavy Industries & Construction Co., Ltd..    52,779    1,790,140
  *   Doosan Infracore Co., Ltd........................   100,420    1,205,680
      E-Mart Co., Ltd..................................    25,293    6,096,471
  #   GS Engineering & Construction Corp...............    38,637    1,197,125
      GS Holdings......................................    66,625    3,158,455
      Hana Financial Group, Inc........................   316,379   11,971,588
      Hankook Tire Co., Ltd............................    66,995    3,835,101
  #   Hanwha Chemical Corp.............................    98,760    1,813,133
      Hanwha Corp......................................    47,620    1,602,501
      Hanwha Life Insurance Co., Ltd...................   204,320    1,392,678
  #   Hite Jinro Co., Ltd..............................    22,640      450,723
  #   Hotel Shilla Co., Ltd............................    31,278    2,246,258
      Hyundai Department Store Co., Ltd................    17,135    2,276,080
  #   Hyundai Engineering & Construction Co., Ltd......    77,500    4,189,046
      Hyundai Glovis Co., Ltd..........................    11,990    2,532,313
      Hyundai Heavy Industries Co., Ltd................    44,760    9,251,049
      Hyundai Marine & Fire Insurance Co., Ltd.........    68,600    1,969,756
      Hyundai Mobis....................................    70,280   20,128,776
  #   Hyundai Motor Co.................................   158,812   34,466,201
  #   Hyundai Steel Co.................................    70,734    4,981,925

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
       Hyundai Wia Corp.................................  14,396 $ 2,147,720
   #   Industrial Bank of Korea......................... 195,210   2,253,058
       Kangwon Land, Inc................................ 114,660   3,603,703
       KB Financial Group, Inc.......................... 353,265  12,131,124
   *   KB Financial Group, Inc. ADR.....................  97,918   3,285,149
       KCC Corp.........................................   6,039   2,750,336
   #   KEPCO Engineering & Construction Co., Inc........   8,507     535,238
       KEPCO Plant Service & Engineering Co., Ltd.......  12,199     637,413
   #   Kia Motors Corp.................................. 270,669  13,504,530
       Korea Aerospace Industries, Ltd..................  35,900   1,061,475
   *   Korea Electric Power Corp........................ 197,690   6,446,253
       Korea Gas Corp...................................  22,866   1,409,040
       Korea Investment Holdings Co., Ltd...............  32,780   1,199,682
       Korea Zinc Co., Ltd..............................   9,259   2,947,871
   *   Korean Air Lines Co., Ltd........................   9,321     296,792
       KT Corp..........................................  23,160     670,228
   #   KT&G Corp........................................ 100,502   7,058,791
   #   Kumho Petro chemical Co., Ltd....................  15,006   1,214,209
       LG Chem, Ltd.....................................  47,843  11,460,768
       LG Corp.......................................... 108,548   5,772,669
   *   LG Display Co., Ltd..............................  14,300     333,992
   *   LG Display Co., Ltd. ADR......................... 486,337   5,704,733
   #   LG Electronics, Inc.............................. 113,853   6,933,106
   #   LG Household & Health Care, Ltd..................   8,626   3,819,395
       LG Uplus Corp.................................... 259,030   2,652,252
   #   Lotte Chemical Corp..............................  21,503   4,164,904
       Lotte Confectionery Co., Ltd.....................     263     458,242
       Lotte Shopping Co., Ltd..........................  12,940   4,577,784
       LS Corp..........................................  17,345   1,353,254
       Macquarie Korea Infrastructure Fund.............. 200,980   1,126,072
   #   Mando Corp.......................................  10,816   1,208,134
       Naver Corp.......................................  27,242  17,188,464
   #   NCSoft Corp......................................  14,464   2,658,894
   #   OCI Co., Ltd.....................................  17,637   3,091,069
   #   Orion Corp/Republic of South Korea...............   3,321   2,700,890
       POSCO............................................  50,240  13,966,722
       POSCO ADR........................................  67,985   4,622,300
       S-1 Corp.........................................  16,316   1,183,689
   #   S-Oil Corp.......................................  47,441   3,012,695
       Samsung C&T Corp................................. 143,779   7,819,261
       Samsung Card Co., Ltd............................  23,720     767,123
   #   Samsung Electro-Mechanics Co., Ltd...............  57,281   3,535,320
   #   Samsung Electronics Co., Ltd.....................  81,840  96,915,614
       Samsung Electronics Co., Ltd. GDR................  49,372  28,910,128
   #   Samsung Engineering Co., Ltd.....................  27,417   1,826,730
       Samsung Fire & Marine Insurance Co., Ltd.........  37,748   8,713,620
   #   Samsung Heavy Industries Co., Ltd................ 168,600   5,231,426
       Samsung Life Insurance Co., Ltd..................  61,987   5,947,027
   #   Samsung SDI Co., Ltd.............................  39,230   5,205,111
   #   Samsung Securities Co., Ltd......................  68,528   2,758,736
   #   Samsung Techwin Co., Ltd.........................  34,401   1,686,596
       Shinhan Financial Group Co., Ltd................. 374,876  15,819,939
   *   Shinhan Financial Group Co., Ltd. ADR............  86,082   3,562,934

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 SOUTH KOREA -- (Continued)
     Shinsegae Co., Ltd...............................      6,575 $  1,403,853
     SK C&C Co., Ltd..................................     21,215    2,451,555
     SK Holdings Co., Ltd.............................     29,943    4,986,185
 #*  SK Hynix, Inc....................................    512,610   17,861,344
     SK Innovation Co., Ltd...........................     69,006    8,075,786
     SK Networks Co., Ltd.............................      5,020       39,290
     SK Telecom Co., Ltd..............................      8,002    1,612,285
     Woori Finance Holdings Co., Ltd..................    419,590    4,800,182
 *   Woori Finance Holdings Co., Ltd. ADR.............      1,223       41,496
     Woori Investment & Securities Co., Ltd...........    147,510    1,244,766
     Young Poong Corp.................................        176      199,824
                                                                  ------------
 TOTAL SOUTH KOREA....................................             546,646,659
                                                                  ------------
 TAIWAN -- (12.9%)
 #*  Acer, Inc........................................  3,626,040    2,141,628
     Advanced Semiconductor Engineering, Inc..........  6,439,929    5,900,756
 #   Advanced Semiconductor Engineering, Inc. ADR.....     77,739      351,380
     Advantech Co., Ltd...............................    281,200    1,755,905
 #   Airtac International Group.......................     38,000      342,832
 #   Asia Cement Corp.................................  2,510,802    3,079,494
 #   Asustek Computer, Inc............................    834,180    7,653,243
 *   AU Optronics Corp................................  8,825,873    2,564,928
 *   AU Optronics Corp. Sponsored ADR.................    326,626      901,488
 #   Catcher Technology Co., Ltd......................    762,429    5,057,324
     Cathay Financial Holding Co., Ltd................  8,634,048   12,983,910
     Cathay Real Estate Development Co., Ltd..........    839,000      501,284
     Chang Hwa Commercial Bank........................  5,748,043    3,399,127
     Cheng Shin Rubber Industry Co., Ltd..............  2,017,965    5,116,361
     Cheng Uei Precision Industry Co., Ltd............    384,109      814,519
     Chicony Electronics Co., Ltd.....................    527,574    1,346,528
 *   China Airlines, Ltd..............................  3,684,536    1,296,067
     China Development Financial Holding Corp......... 16,637,121    4,840,344
     China Life Insurance Co., Ltd....................  2,999,797    2,858,835
     China Motor Corp.................................    649,000      601,806
     China Petrochemical Development Corp.............  2,243,613      989,871
 #   China Steel Chemical Corp........................    148,000      820,470
 #   China Steel Corp................................. 12,768,895   10,968,640
 #   Chipbond Technology Corp.........................    575,000      876,627
     Chunghwa Telecom Co., Ltd........................  1,001,000    3,000,592
 #   Chunghwa Telecom Co., Ltd. ADR...................    236,502    6,953,159
     Clevo Co.........................................    526,075    1,084,095
 #   Compal Electronics, Inc..........................  5,874,541    4,367,138
     CTBC Financial Holding Co., Ltd.................. 15,158,997    9,978,936
     CTCI Corp........................................    638,000      867,663
     Delta Electronics, Inc...........................  1,922,366   10,520,811
     E.Sun Financial Holding Co., Ltd.................  5,847,651    3,625,338
     Eclat Textile Co., Ltd...........................    164,120    1,793,836
     Epistar Corp.....................................  1,169,000    2,597,795
 *   Eva Airways Corp.................................  1,930,600    1,027,156
 *   Evergreen Marine Corp. Taiwan, Ltd...............  2,353,249    1,380,278
     Far Eastern Department Stores, Ltd...............  1,381,993    1,256,476
     Far Eastern New Century Corp.....................  3,475,335    3,583,650
     Far EasTone Telecommunications Co., Ltd..........  1,663,000    3,267,073

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  TAIWAN -- (Continued)
      Farglory Land Development Co., Ltd...............    519,393 $   831,841
      Feng Hsin Iron & Steel Co........................    214,000     366,166
      Feng TAY Enterprise Co., Ltd.....................    161,000     362,292
      First Financial Holding Co., Ltd.................  8,517,371   5,091,962
      Formosa Chemicals & Fibre Corp...................  3,574,518   9,362,547
      Formosa International Hotels Corp................     31,460     347,222
      Formosa Petrochemical Corp.......................  1,200,000   3,025,833
      Formosa Plastics Corp............................  4,588,153  11,783,039
      Formosa Taffeta Co., Ltd.........................    848,000     896,254
      Foxconn Technology Co., Ltd......................  1,188,237   2,669,261
      Fubon Financial Holding Co., Ltd.................  7,497,233  10,576,780
      Giant Manufacturing Co., Ltd.....................    282,506   1,783,940
      Ginko International Co., Ltd.....................     25,000     462,597
  #   Gourmet Master Co., Ltd..........................     33,000     199,139
  *   HannStar Display Corp............................  3,348,000   1,138,754
      Highwealth Construction Corp.....................    384,200     770,071
  #   Hiwin Technologies Corp..........................    174,173   1,576,586
      Hon Hai Precision Industry Co., Ltd.............. 12,967,056  36,224,587
      Hotai Motor Co., Ltd.............................    244,000   2,961,660
  #   HTC Corp.........................................    894,235   4,010,041
      Hua Nan Financial Holdings Co., Ltd..............  6,709,828   3,779,526
  #*  Innolux Corp.....................................  9,544,341   3,309,788
  #*  Inotera Memories, Inc............................  1,642,000   1,262,066
      Inventec Corp....................................  3,189,551   2,942,695
      Kenda Rubber Industrial Co., Ltd.................    532,481   1,147,780
      Kinsus Interconnect Technology Corp..............    322,000   1,110,320
  #   Largan Precision Co., Ltd........................     99,860   3,834,262
      LCY Chemical Corp................................    434,123     550,972
      Lite-On Technology Corp..........................  2,392,358   3,543,103
  #   Lung Yen Life Service Corp.......................    117,000     322,897
  *   Macronix International...........................  2,227,218     490,448
  #   MediaTek, Inc....................................  1,279,995  17,058,108
      Mega Financial Holding Co., Ltd.................. 11,294,904   9,119,259
      Merida Industry Co., Ltd.........................    202,750   1,251,564
  *   Nan Kang Rubber Tire Co., Ltd....................    534,780     648,075
      Nan Ya Plastics Corp.............................  5,276,599  11,499,179
      Novatek Microelectronics Corp....................    603,000   2,424,056
      Oriental Union Chemical Corp.....................    248,000     247,224
      Pegatron Corp....................................  2,267,345   2,963,047
  #   Phison Electronics Corp..........................    146,000     913,495
      Pou Chen Corp....................................  2,701,487   3,734,376
  #   Powertech Technology, Inc........................    929,819   1,283,080
      President Chain Store Corp.......................    567,831   3,802,127
      Quanta Computer, Inc.............................  2,553,000   6,248,484
  #   Radiant Opto-Electronics Corp....................    474,170   2,057,986
      Realtek Semiconductor Corp.......................    497,950   1,354,104
      Ruentex Development Co., Ltd.....................    699,351   1,227,406
      Ruentex Industries, Ltd..........................    725,182   1,740,908
  #   Sanyang Industry Co., Ltd........................    729,000   1,125,020
      ScinoPharm Taiwan, Ltd...........................    245,440     686,933
  #   Shin Kong Financial Holding Co., Ltd.............  9,040,708   3,027,741
      Siliconware Precision Industries Co..............  2,997,324   3,611,122
      Siliconware Precision Industries Co. Sponsored
        ADR............................................     67,173     383,558

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 TAIWAN -- (Continued)
     Simplo Technology Co., Ltd.......................    298,000 $  1,365,212
     SinoPac Financial Holdings Co., Ltd..............  8,077,105    3,763,364
     St Shine Optical Co., Ltd........................     44,000    1,135,990
 #   Standard Foods Corp..............................    283,784      833,690
     Synnex Technology International Corp.............  1,493,756    2,532,648
     Taishin Financial Holding Co., Ltd...............  8,855,372    4,180,784
 *   Taiwan Business Bank.............................  4,733,871    1,405,056
     Taiwan Cement Corp...............................  4,100,720    5,986,289
     Taiwan Cooperative Financial Holding.............  6,888,371    3,713,916
     Taiwan FamilyMart Co., Ltd.......................     33,000      196,887
 #   Taiwan Fertilizer Co., Ltd.......................  1,112,000    2,318,918
     Taiwan Glass Industry Corp.......................  1,136,253    1,110,815
     Taiwan Mobile Co., Ltd...........................  1,768,300    5,188,613
     Taiwan Secom Co., Ltd............................     49,000      124,241
     Taiwan Semiconductor Manufacturing Co., Ltd...... 25,188,808   86,736,462
     Taiwan Semiconductor Manufacturing Co., Ltd.
       Sponsored ADR..................................    152,371    2,578,117
     Teco Electric and Machinery Co., Ltd.............  2,181,000    2,368,816
 #   Ton Yi Industrial Corp...........................    763,000      752,661
     Transcend Information, Inc.......................    231,181      689,451
     Tripod Technology Corp...........................    482,870      876,039
     TSRC Corp........................................    633,300      898,107
     U-Ming Marine Transport Corp.....................    551,860      915,658
     Uni-President Enterprises Corp...................  4,567,515    7,495,608
     Unimicron Technology Corp........................  1,848,896    1,410,860
 #   United Microelectronics Corp..................... 15,073,000    6,167,900
     Vanguard International Semiconductor Corp........    834,000      912,592
 *   Walsin Lihwa Corp................................  3,769,000    1,171,086
     Wan Hai Lines, Ltd...............................  1,104,800      537,208
 #*  Wintek Corp......................................  1,832,760      609,640
 #   Wistron Corp.....................................  3,159,444    2,605,632
     WPG Holdings, Ltd................................  1,956,869    2,270,105
 *   Yang Ming Marine Transport Corp..................  1,948,300      846,667
     Yuanta Financial Holding Co., Ltd................ 10,373,577    5,759,773
 #   Yulon Motor Co., Ltd.............................  1,103,000    1,891,596
     Zhen Ding Technology Holding, Ltd................    247,700      618,582
                                                                  ------------
 TOTAL TAIWAN.........................................             487,577,627
                                                                  ------------
 THAILAND -- (2.3%)
     Advanced Info Service PCL........................  1,053,700    6,671,412
     Airports of Thailand PCL.........................    397,200    2,063,611
     Bangkok Bank PCL(6077019)........................    329,000    1,709,285
     Bangkok Bank PCL(6368360)........................    611,000    3,174,387
     Bangkok Dusit Medical Services PCL...............    538,300    1,924,247
     Bangkok Life Assurance PCL.......................    435,800      811,927
     Banpu PCL........................................  1,407,600    1,130,003
     BEC World PCL....................................    645,300      913,898
     Berli Jucker PCL.................................    555,800      761,889
     Big C Supercenter PCL(6368434)...................    255,200    1,352,923
     Big C Supercenter PCL(6763932)...................     24,600      130,415
     Bumrungrad Hospital PCL..........................    248,700      632,863
     Central Pattana PCL..............................  1,253,200    1,423,659
     Central Plaza Hotel PCL..........................    463,600      382,705
     Charoen Pokphand Foods PCL.......................  2,881,300    2,487,642

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  THAILAND -- (Continued)
      CP ALL PCL.......................................  3,186,600 $ 3,788,975
      Delta Electronics Thailand PCL...................    444,800     714,159
      Electricity Generating PCL.......................    149,800     578,597
      Glow Energy PCL..................................    393,200     804,029
      Home Product Center PCL..........................  3,364,303     871,396
      Indorama Ventures PCL............................  1,887,300   1,183,493
      IRPC PCL......................................... 11,139,400   1,052,861
      Jasmine International PCL........................  2,516,700     537,496
      Kasikornbank PCL(6888794)........................  1,146,600   5,904,938
      Kasikornbank PCL(6364766)........................     95,500     491,821
      Krung Thai Bank PCL..............................  5,908,587   2,989,197
      Land and Houses PCL..............................  3,862,800   1,006,364
      Minor International PCL..........................  1,542,100     971,696
      Pruksa Real Estate PCL...........................    730,000     389,215
      PTT Exploration & Production PCL(B1359J0)........  1,409,255   6,531,839
      PTT Exploration & Production PCL(B1359L2)........     65,409     303,168
      PTT Global Chemical PCL..........................  1,778,472   3,838,719
      PTT PCL..........................................  1,015,400   8,489,864
      Ratchaburi Electricity Generating Holding PCL....    521,300     754,077
      Robinson Department Store PCL....................    428,200     577,246
      Siam Cement PCL(6609906).........................    124,800   1,534,953
      Siam Cement PCL(6609928).........................    178,900   2,200,345
      Siam City Cement PCL.............................     94,913   1,020,724
      Siam Commercial Bank PCL.........................  1,261,066   5,692,179
      Siam Global House PCL............................    885,700     383,687
      Thai Airways International PCL...................    882,600     376,997
      Thai Oil PCL.....................................    879,500   1,405,442
      Thai Union Frozen Products PCL...................    452,560     956,258
      TMB Bank PCL..................................... 19,864,000   1,372,006
      Total Access Communication PCL(B1YWK08)..........    548,200   1,590,129
      Total Access Communication PCL(B231MK7)..........    214,100     621,026
  *   True Corp. PCL...................................  4,539,800     990,202
                                                                   -----------
  TOTAL THAILAND.......................................             85,493,964
                                                                   -----------
  TURKEY -- (1.4%)
      Akbank TAS.......................................  2,149,304   5,498,378
  #   Anadolu Efes Biracilik Ve Malt Sanayii A.S.......    224,564   2,276,474
  #   Arcelik A.S......................................    279,824   1,382,529
      Aselsan Elektronik Sanayi Ve Ticaret A.S.........     97,871     338,153
      BIM Birlesik Magazalar A.S.......................    213,630   3,654,472
      Coca-Cola Icecek A.S.............................     64,801   1,356,942
  *   Dogan Yayin Holding A.S..........................          1          --
  #   Enka Insaat ve Sanayi A.S........................    458,239   1,307,178
      Eregli Demir ve Celik Fabrikalari TAS............  2,031,348   2,441,965
  #   Ford Otomotiv Sanayi A.S.........................     77,123     676,492
      KOC Holding A.S..................................    767,893   2,609,669
  #   Koza Altin Isletmeleri A.S.......................     48,987     414,263
  *   Migros Ticaret A.S...............................     33,309     215,604
  *   Petkim Petrokimya Holding A.S....................     80,883      90,749
      TAV Havalimanlari Holding A.S....................    172,250   1,295,832
      Tofas Turk Otomobil Fabrikasi A.S................    133,889     629,782
      Tupras Turkiye Petrol Rafinerileri A.S...........    127,754   2,105,809
      Turk Hava Yollari................................  1,063,361   3,179,050

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 TURKEY -- (Continued)
 #   Turk Telekomunikasyon A.S........................   563,410 $    1,400,739
     Turk Traktor ve Ziraat Makineleri A.S............     8,237        190,078
 #*  Turkcell Iletisim Hizmetleri A.S.................   681,855      3,368,134
 *   Turkcell Iletisim Hizmetleri A.S. ADR............    73,838        919,283
     Turkiye Garanti Bankasi A.S...................... 2,626,667      6,954,257
 #   Turkiye Halk Bankasi A.S.........................   715,217      3,542,808
     Turkiye Is Bankasi............................... 1,910,546      3,434,584
 #   Turkiye Sise ve Cam Fabrikalari A.S..............   711,487        788,024
     Turkiye Vakiflar Bankasi Tao.....................   943,516      1,446,050
     Ulker Biskuvi Sanayi A.S.........................   117,060        720,867
 #   Yapi ve Kredi Bankasi A.S........................ 1,054,650      1,489,514
                                                                 --------------
 TOTAL TURKEY                                                        53,727,679
                                                                 --------------
 TOTAL COMMON STOCKS                                              3,360,690,667
                                                                 --------------
 PREFERRED STOCKS -- (3.1%)
 BRAZIL -- (3.0%)
     AES Tiete SA.....................................    95,198        744,665
     Alpargatas SA....................................     4,400         22,997
     Banco Bradesco SA................................ 2,244,395     24,237,570
     Banco do Estado do Rio Grande do Sul SA Class B..   200,100        871,700
 *   Braskem SA Class A...............................    73,800        566,646
     Centrais Eletricas Brasileiras SA Class B........   125,500        487,967
     Cia Brasileira de Distribuicao Grupo Pao de
       Acucar.........................................    41,100      1,582,476
     Cia de Gas de Sao Paulo Class A..................    13,727        295,227
     Cia de Transmissao de Energia Eletrica Paulista..    30,889        311,792
     Cia Energetica de Minas Gerais...................   632,124      3,637,648
     Cia Energetica de Sao Paulo Class B..............   155,310      1,485,620
     Cia Paranaense de Energia........................    32,400        371,966
 *   Empresa Nacional de Comercio Redito e
       Participacoes SA...............................       380          7,117
     Gerdau SA........................................   836,068      5,907,139
     Itau Unibanco Holding SA......................... 2,568,240     32,019,900
     Klabin SA........................................   663,777      3,386,480
     Lojas Americanas SA..............................   423,867      2,573,640
     Marcopolo SA.....................................   290,900        625,004
     Oi SA............................................   551,858        948,491
     Petroleo Brasileiro SA...........................   935,300      5,653,777
     Suzano Papel e Celulose SA Class A...............   419,600      1,652,400
     Telefonica Brasil SA.............................   248,684      4,704,717
 *   Usinas Siderurgicas de Minas Gerais SA Class A...   609,817      2,998,543
     Vale SA.......................................... 1,529,491     18,920,918
                                                                 --------------
 TOTAL BRAZIL.........................................              114,014,400
                                                                 --------------
 CHILE -- (0.0%)
     Embotelladora Andina SA Class B..................     9,255         34,696
                                                                 --------------
 COLOMBIA -- (0.1%)
     Avianca Holdings SA..............................    81,066        163,867
     Banco Davivienda SA..............................   114,619      1,216,735
     Bancolombia SA...................................    10,827        119,338
     Grupo Aval Acciones y Valores.................... 1,588,918        914,292

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
 COLOMBIA -- (Continued)
       Grupo de Inversiones Suramericana SA.........      57,129 $      884,172
                                                                 --------------
 TOTAL COLOMBIA.....................................                  3,298,404
                                                                 --------------
 TOTAL PREFERRED STOCKS.............................                117,347,500
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 MALAYSIA -- (0.0%)
 *     Genting Bhd..................................     443,836        387,271
 *     Genting Plantations Bhd......................      56,520         50,499
                                                                 --------------
 TOTAL MALAYSIA.....................................                    437,770
                                                                 --------------
 TOTAL RIGHTS/WARRANTS..............................                    437,770
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
 SECURITIES LENDING COLLATERAL -- (7.7%)
 (S)@  DFA Short Term Investment Fund...............  25,151,253    291,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $472,452 GNMA 3.50%,
         09/20/42, valued at $424,652) to be
         repurchased at $416,326.................... $       416        416,325
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL................                291,416,325
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,921,538,073)^^..........................             $3,769,892,262
                                                                 ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --   --                --
   Brazil..................... $129,413,400 $  121,671,208   --    $  251,084,608
   Chile......................   25,419,551     29,418,973   --        54,838,524
   China......................  110,672,986    418,453,036   --       529,126,022
   Colombia...................   23,478,362             --   --        23,478,362
   Czech Republic.............           --     10,827,719   --        10,827,719
   Egypt......................           --      3,510,013   --         3,510,013
   Greece.....................           --     16,954,485   --        16,954,485
   Hungary....................           --     11,030,097   --        11,030,097
   India......................   25,758,505    229,347,879   --       255,106,384
   Indonesia..................      382,800     97,478,302   --        97,861,102
   Malaysia...................    1,239,711    156,811,173   --       158,050,884
   Mexico.....................  203,959,151             --   --       203,959,151
   Peru.......................    9,844,207             --   --         9,844,207
   Philippines................      357,478     45,071,753   --        45,429,231
   Poland.....................           --     68,040,483   --        68,040,483
   Russia.....................    6,244,161    176,416,836   --       182,660,997
   South Africa...............   37,876,139    227,566,330   --       265,442,469
   South Korea................   17,216,612    529,430,047   --       546,646,659
   Taiwan.....................   11,167,702    476,409,925   --       487,577,627
   Thailand...................   85,493,964             --   --        85,493,964
   Turkey.....................      919,283     52,808,396   --        53,727,679
Preferred Stocks
   Brazil.....................           --    114,014,400   --       114,014,400
   Chile......................           --         34,696   --            34,696
   Colombia...................    3,298,404             --   --         3,298,404
Rights/Warrants
   Malaysia...................           --        437,770   --           437,770
Securities Lending Collateral            --    291,416,325   --       291,416,325
                               ------------ --------------   --    --------------
TOTAL......................... $692,742,416 $3,077,149,846   --    $3,769,892,262
                               ============ ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (88.0%)
  ARGENTINA -- (0.0%)
  *   Celulosa Argentina...............................         1 $         1
  *   Ferrum SA de Ceramica y Metalurgia...............         1          --
                                                                  -----------
  TOTAL ARGENTINA......................................                     1
                                                                  -----------
  BRAZIL -- (7.3%)
      Abril Educacao SA................................   223,623   2,657,070
      Aliansce Shopping Centers SA.....................   790,849   5,360,823
      All America Latina Logistica SA.................. 2,092,128   5,690,801
      Alpargatas SA....................................    93,794     469,181
      Anhanguera Educacional Participacoes SA.......... 2,379,735  12,517,098
      Arezzo Industria e Comercio SA...................   397,935   4,265,252
      Arteris SA.......................................    26,073     179,149
      Autometal SA.....................................   298,759   2,076,033
  *   B2W Cia Digital..................................   629,960   6,047,322
  *   Banco ABC Brasil SA..............................    15,306      75,666
      Banco Alfa de Investimento SA....................       500       1,370
      Banco Mercantil do Brasil SA.....................     1,327       6,533
      Bematech SA......................................   320,290   1,085,737
  *   BHG SA - Brazil Hospitality Group................   175,502     915,969
      Brasil Brokers Participacoes SA.................. 1,107,611   2,324,551
      Brasil Insurance Participacoes e Administracao SA 510,826 4,016,294 BrasilAgro - Co. Brasileira de Propriedades
        Agricolas......................................    48,100     156,368
  *   Brazil Pharma SA.................................   711,000   1,477,044
  *   Brookfield Incorporacoes SA...................... 1,364,667     748,513
      CETIP SA - Mercados Organizados..................   423,659   4,054,295
      Cia de Locacao das Americas......................   194,500     392,412
      Cia de Saneamento de Minas Gerais-COPASA.........   475,121   6,205,025
      Cia Hering....................................... 1,041,790  11,564,196
      Cia Providencia Industria e Comercio SA..........    99,750     338,609
  *   Contax Participacoes SA..........................   164,435   1,349,794
  *   CR2 Empreendimentos Imobiliarios SA..............     9,400      14,029
      Cremer SA........................................   114,546     700,728
      Cyrela Commercial Properties SA Empreendimentos
        e Participacoes................................    46,800     394,889
      Diagnosticos da America SA....................... 2,097,741  12,893,651
      Dimed SA Distribuidora da Medicamentos...........       300      24,153
      Direcional Engenharia SA.........................   670,009   2,935,145
      EDP - Energias do Brasil SA...................... 2,249,598   8,980,096
  *   Eneva SA.........................................   209,119     275,850
      Equatorial Energia SA............................ 1,348,635  12,388,800
      Estacio Participacoes SA......................... 2,460,804  19,113,448
      Eternit SA.......................................   569,389   1,885,869
      Even Construtora e Incorporadora SA.............. 1,872,567   5,546,857
      Ez Tec Empreendimentos e Participacoes SA........   516,658   5,753,259
  *   Fertilizantes Heringer SA........................   131,400     357,891
      Fleury SA........................................   549,451   4,191,879
      Forjas Taurus SA.................................    35,969      33,065
      Fras-Le SA.......................................    30,300      65,855
      Gafisa SA........................................ 2,438,200   3,095,809
  #   Gafisa SA ADR.................................... 1,094,820   2,791,791
  *   General Shopping Brasil SA.......................   168,117     495,660
  #*  Gol Linhas Aereas Inteligentes SA ADR............   195,800     769,494

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  BRAZIL -- (Continued)
      Grendene SA......................................    513,934 $ 3,398,007
      Guararapes Confeccoes SA.........................     32,100   1,235,871
      Helbor Empreendimentos SA........................  1,179,193   3,411,587
      Iguatemi Empresa de Shopping Centers SA..........    640,500   5,313,992
  *   Industria de Bebidas Antarctica Polar SA.........     23,000          --
  *   Industrias Romi SA...............................    133,900     280,035
  *   International Meal Co. Holdings SA...............    442,294   3,207,922
      Iochpe-Maxion SA.................................    690,508   6,953,897
      JHSF Participacoes SA............................    782,247   1,299,350
      Joao Fortes Engenharia SA........................     71,652     173,221
      JSL SA...........................................    607,700   3,367,387
      Kepler Weber SA..................................    113,546   1,737,586
      Light SA.........................................    756,607   5,987,994
      Localiza Rent a Car SA...........................    408,452   5,158,589
  *   Log-in Logistica Intermodal SA...................    343,950   1,184,115
      LPS Brasil Consultoria de Imoveis SA.............    571,540   2,974,573
      Magnesita Refratarios SA.........................  1,237,904   2,680,088
      Mahle-Metal Leve SA Industria e Comercio.........    363,800   3,694,740
      Marcopolo SA.....................................     28,000      57,056
  *   Marfrig Alimentos SA.............................  1,809,559   3,111,415
      Marisa Lojas SA..................................    395,564   2,589,961
  *   Metalfrio Solutions SA...........................      3,821       4,100
      Mills Estruturas e Servicos de Engenharia SA.....    684,126   7,916,602
  *   Minerva SA.......................................    875,969   3,978,859
  *   MMX Mineracao e Metalicos SA.....................    245,562     376,211
      MRV Engenharia e Participacoes SA................  2,989,333  10,176,368
      Multiplus SA.....................................    373,684   4,012,978
      Odontoprev SA....................................  2,549,265   9,516,972
  *   Paranapanema SA..................................  1,382,056   2,402,776
  *   PDG Realty SA Empreendimentos e Participacoes.... 11,912,853   8,212,649
  *   Plascar Participacoes Industriais SA.............      9,800       1,671
      Portobello SA....................................    185,700     345,537
      Positivo Informatica SA..........................    189,100     240,067
      Profarma Distribuidora de Produtos Farmaceuticos
        SA.............................................    146,063     936,574
      QGEP Participacoes SA............................    801,694   2,945,053
      Raia Drogasil SA.................................    610,675   3,665,232
      Redentor Energia SA..............................      7,800      18,684
  *   Refinaria de Petroleos de Manguinhos SA..........     83,689      10,757
      Restoque Comercio e Confeccoes de Roupas SA......    736,087   1,594,793
      Rodobens Negocios Imobiliarios SA................    168,138     732,819
  *   Rossi Residencial SA.............................  3,233,729   2,591,889
      Santos Brasil Participacoes SA...................    388,888   2,631,818
      Sao Carlos Empreendimentos e Participacoes SA....     47,859     693,969
      Sao Martinho SA..................................    437,762   4,482,951
      SLC Agricola SA..................................    398,718   2,969,910
      Sonae Sierra Brasil SA...........................    236,846   1,526,106
  *   Springs Global Participacoes SA..................    278,188     164,042
      Sul America SA...................................  1,801,909   9,896,270
  *   T4F Entretenimento SA............................    213,800     448,315
      Technos SA.......................................    203,400   1,192,175
  *   Tecnisa SA.......................................  1,078,756   3,465,032
      Tegma Gestao Logistica...........................    173,135   1,328,058
      Tempo Participacoes SA...........................    266,802     377,000

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 BRAZIL -- (Continued)
     Tereos Internacional SA..........................    428,383 $    376,647
     Totvs SA.........................................    604,100    7,904,747
     TPI - Triunfo Participacoes e Investimentos SA...    296,401    1,152,905
     Trisul SA........................................     37,542       51,707
     UNICASA Industria de Moveis SA...................    192,600      412,671
     Valid Solucoes e Servicos de Seguranca em Meios
       de Pagamento e Identificacao S.A...............    397,050    4,941,933
 *   Vanguarda Agro SA................................  1,529,136    2,036,603
     Via Varejo SA....................................    214,812      598,171
 *   Viver Incorporadora e Construtora SA.............    529,889       46,080
                                                                  ------------
 TOTAL BRAZIL.........................................             320,878,410
                                                                  ------------
 CHILE -- (1.2%)
 *   AquaChile SA.....................................  1,061,575      488,681
     Banmedica SA.....................................  1,501,415    2,565,927
     Besalco SA.......................................  2,234,772    1,833,844
     Cementos BIO BIO SA..............................    452,622      419,662
     CFR Pharmaceuticals SA...........................  3,161,493      639,179
     Cia General de Electricidad SA...................     44,656      202,363
 *   Cia Pesquera Camanchaca SA.......................    194,645        6,946
 *   Cia Sud Americana de Vapores SA.................. 38,854,946    1,591,741
     Cintac SA........................................    324,650       70,120
     Clinica LAS Condes SA............................        349       26,343
     Cristalerias de Chile SA.........................    156,836    1,214,769
     Cruz Blanca Salud SA.............................  1,671,418    1,438,846
     E.CL SA..........................................  1,997,156    2,414,561
     Empresa Electrica Pilmaiquen.....................     46,897      198,124
     Empresas Hites SA................................  1,245,628      738,353
     Empresas Iansa SA................................ 18,514,461      541,983
 *   Empresas La Polar SA.............................  3,451,408      304,488
     Enjoy SA.........................................  1,299,391      144,337
     Forus SA.........................................    702,658    3,162,366
     Gasco SA.........................................    128,026    1,119,147
     Grupo Security SA................................  1,499,962      494,600
     Inversiones Aguas Metropolitanas SA..............  2,718,848    4,391,793
     Invexans SA...................................... 27,288,748      489,065
     Latam Airlines Group SA..........................    134,619    1,969,150
 *   Madeco SA........................................ 27,288,748      156,472
     Masisa SA........................................ 14,224,085      687,482
     Molibdenos y Metales SA..........................      5,009       69,631
 *   Multiexport Foods SA.............................  3,401,667      499,582
     Parque Arauco SA.................................  4,284,734    7,315,493
     PAZ Corp. SA.....................................  1,113,259      530,736
     Ripley Corp. SA..................................  4,947,524    2,771,946
     Salfacorp SA.....................................  1,986,525    1,700,915
     Sigdo Koppers SA.................................    678,920      954,602
     Sociedad Matriz SAAM SA.......................... 23,200,073    1,903,197
     Socovesa SA......................................  2,895,998      598,192
     Sonda SA.........................................    205,161      406,414
     Soquimich Comercial SA...........................    367,478       61,361
     Vina Concha y Toro SA............................  3,251,190    5,903,817
     Vina Concha y Toro SA Sponsored ADR..............      2,025       73,457

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHILE -- (Continued)
      Vina San Pedro Tarapaca SA....................... 40,093,814 $   227,516
                                                                   -----------
  TOTAL CHILE..........................................             50,327,201
                                                                   -----------
  CHINA -- (13.6%)
      361 Degrees International, Ltd...................  2,057,000     533,975
      Ajisen China Holdings, Ltd.......................  1,988,000   2,346,973
      AMVIG Holdings, Ltd..............................  1,934,000     784,894
      Anhui Expressway Co., Ltd. Class H...............  2,418,000   1,239,289
  #   Anta Sports Products, Ltd........................  3,936,000   5,747,163
  #   Anton Oilfield Services Group....................  4,904,000   3,142,226
  #   Anxin-China Holdings, Ltd........................ 10,127,000   2,565,913
      Asia Cement China Holdings Corp..................  2,176,500   1,394,866
  *   Asia Energy Logistics Group, Ltd................. 26,160,000     303,591
      Asian Citrus Holdings, Ltd.......................  3,627,000     957,929
  *   Ausnutria Dairy Corp., Ltd.......................    365,000      12,882
  *   AVIC International Holdings, Ltd.................    556,000     213,963
      AviChina Industry & Technology Co., Ltd. Class H.  8,290,788   4,854,270
  #   Baoxin Auto Group, Ltd...........................    835,000     694,741
      Baoye Group Co., Ltd. Class H....................  1,860,000   1,181,875
  *   BaWang International Group Holding, Ltd..........  3,076,000     165,820
      BBMG Corp. Class H...............................    162,500     127,497
      Beijing Capital International Airport Co., Ltd.
        Class H........................................  7,662,000   5,830,786
  #   Beijing Capital Land, Ltd. Class H...............  6,142,500   2,094,016
  *   Beijing Development HK, Ltd......................  1,163,000     421,260
      Beijing Enterprises Water Group, Ltd............. 13,727,660   7,716,307
      Beijing Jingkelong Co., Ltd. Class H.............    377,749     113,245
      Beijing Jingneng Clean Energy Co., Ltd. Class H..  1,162,000     755,448
      Beijing North Star Co., Ltd. Class H.............  2,408,000     507,105
  *   Beijing Properties Holdings, Ltd................. 10,105,061     860,240
  #   Billion Industrial Holdings, Ltd.................    240,500     136,014
      Biostime International Holdings, Ltd.............    166,500   1,434,305
  #   Bloomage Biotechnology Corp., Ltd................     95,000     257,498
      Boer Power Holdings, Ltd.........................  1,317,000   1,369,530
  #   Bosideng International Holdings, Ltd............. 11,860,000   2,145,058
  #*  BYD Electronic International Co., Ltd............  3,864,815   1,902,192
      C C Land Holdings, Ltd...........................  6,255,343   1,350,542
      C.banner International Holdings, Ltd.............     62,000      20,763
  #*  Carnival Group International Holdings, Ltd.......  3,087,000     160,698
      Carrianna Group Holdings Co., Ltd................    403,257     102,503
      Central China Real Estate, Ltd...................  2,902,626     855,335
  *   CGN Mining Co., Ltd..............................  4,825,000     374,047
  #   Changshouhua Food Co., Ltd.......................  1,493,000   1,784,846
  #*  Chaoda Modern Agriculture Holdings, Ltd..........  6,771,138     677,114
  #   Chaowei Power Holdings, Ltd......................  2,063,000   1,056,277
  *   Chigo Holding, Ltd............................... 18,886,000     459,831
      Chiho-Tiande Group, Ltd..........................    280,000     133,643
      China Aerospace International Holdings, Ltd......  9,854,500   1,003,286
      China Agri-Industries Holdings, Ltd..............  9,219,800   4,072,475
  #   China All Access Holdings, Ltd...................  3,184,000   1,429,984
      China Aoyuan Property Group, Ltd.................  5,252,000   1,042,203
      China Automation Group, Ltd......................  3,231,000     666,718
      China BlueChemical, Ltd..........................  4,840,000   2,659,844
  *   China Chengtong Development Group, Ltd...........  1,562,000      52,746

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      China Communications Services Corp., Ltd. Class H 150,000 $ 81,054 China Datang Corp. Renewable Power Co., Ltd.
        Class H........................................  9,709,000   1,912,262
  #   China Dongxiang Group Co......................... 13,246,985   2,577,385
  *   China Dredging Environment Protection Holdings,
        Ltd............................................  1,233,000     441,757
  *   China Energine International Holdings, Ltd.......  3,776,000     384,965
      China Everbright International, Ltd..............  7,909,800  10,389,584
      China Everbright, Ltd............................  3,554,000   4,832,433
      China Fiber Optic Network System Group, Ltd......  1,752,000     408,416
  #*  China Foods, Ltd.................................  3,338,000   1,183,728
      China Gas Holdings, Ltd..........................  2,423,500   3,395,404
  *   China Glass Holdings, Ltd........................  3,396,000     353,373
  *   China Green Holdings, Ltd........................  1,932,000     167,702
  #*  China Haidian Holdings, Ltd......................  8,160,000     785,664
  *   China High Precision Automation Group, Ltd.......  1,289,000     202,553
  #*  China High Speed Transmission Equipment Group
        Co., Ltd.......................................  5,250,000   3,176,689
  #   China Hongqiao Group, Ltd........................  3,110,000   1,947,992
  *   China Household Holdings, Ltd....................  3,730,000     489,104
  *   China Huiyuan Juice Group, Ltd...................  2,661,500   1,518,253
  #   China ITS Holdings Co., Ltd......................  3,756,000     790,726
      China Lesso Group Holdings, Ltd..................  3,782,000   2,336,095
  #   China Lilang, Ltd................................  1,990,000   1,194,547
  #   China Lumena New Materials Corp.................. 14,530,000   2,559,227
  #   China Medical System Holdings, Ltd...............  4,204,500   4,836,422
  *   China Merchants Land, Ltd........................    586,000     132,407
  #*  China Metal Recycling Holdings, Ltd..............  2,401,686   1,458,558
  *   China Mining Resources Group, Ltd................ 14,802,000     118,347
  #*  China Modern Dairy Holdings, Ltd.................  5,468,000   2,539,605
      China Molybdenum Co., Ltd. Class H...............    116,000      48,692
      China National Materials Co., Ltd................  3,927,000     756,721
  #*  China New Town Development Co., Ltd..............  6,403,148     486,953
  #   China Oil & Gas Group, Ltd....................... 16,920,000   2,870,413
      China Outfitters Holdings, Ltd...................     24,000       3,847
  #   China Overseas Grand Oceans Group, Ltd...........  3,221,500   2,610,222
  #   China Power International Development, Ltd.......  9,896,000   3,328,856
  *   China Power New Energy Development Co., Ltd...... 23,080,000   2,282,080
  *   China Precious Metal Resources Holdings Co., Ltd. 13,354,318   1,961,905
  *   China Properties Group, Ltd......................  2,464,000     598,536
  *   China Public Procurement, Ltd....................  8,352,000     428,956
      China Qinfa Group, Ltd...........................  2,656,000     194,860
  #*  China Rare Earth Holdings, Ltd...................  5,968,000     811,391
      China Resources Cement Holdings, Ltd.............      2,014       1,374
  #*  China Rongsheng Heavy Industries Group Holdings,
        Ltd............................................ 14,764,500   2,584,858
  *   China Ruifeng Renewable Energy Holdings, Ltd.....  3,376,000     904,921
      China Sanjiang Fine Chemicals Co., Ltd...........  2,889,000   1,352,026
  #   China SCE Property Holdings, Ltd.................  3,937,200     868,449
      China Shanshui Cement Group, Ltd.................  7,599,000   2,504,716
      China Shineway Pharmaceutical Group, Ltd.........  1,376,200   2,032,088
  *   China Shipping Container Lines Co., Ltd. Class H.    361,000      84,914
  #*  China Shipping Development Co., Ltd. Class H.....  8,656,000   5,192,950
  #   China Singyes Solar Technologies Holdings, Ltd...  2,426,200   2,757,262
  #   China South City Holdings, Ltd...................  8,764,000   4,503,611
      China Starch Holdings, Ltd.......................  6,470,000     188,453
  #   China Suntien Green Energy Corp., Ltd. Class H...  5,846,000   2,541,807

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  CHINA -- (Continued)
      China Taifeng Beddings Holdings, Ltd.............  1,500,000 $  306,377
  *   China Taiping Insurance Holdings Co., Ltd........  3,573,600  6,225,250
  #*  China Tian Lun Gas Holdings, Ltd.................    499,500    456,196
      China Tianyi Holdings, Ltd.......................  1,656,000    248,669
  *   China Tontine Wines Group, Ltd...................  1,610,000     69,170
  *   China Traditional Chinese Medicine Co., Ltd......  2,158,000    882,821
      China Travel International Inv HK................ 14,349,900  2,735,070
  *   China Vanadium Titano - Magnetite Mining Co.,
        Ltd............................................  5,311,000    676,762
  #   China Water Affairs Group, Ltd...................  5,682,000  1,771,272
  #*  China Water Industry Group, Ltd..................  1,192,000    248,622
  *   China WindPower Group, Ltd....................... 17,204,964  1,661,377
  #*  China Yurun Food Group, Ltd......................  6,381,000  3,756,131
  #*  China ZhengTong Auto Services Holdings, Ltd......  3,793,500  2,297,937
  #*  China Zhongwang Holdings, Ltd....................  6,878,400  2,034,950
  #*  Chinasoft International, Ltd.....................  4,104,000  1,222,530
  #*  ChinaVision Media Group, Ltd..................... 12,460,000    495,683
  *   Chinese People Holdings Co., Ltd.................  6,172,000    164,049
  *   Chongqing Iron & Steel Co., Ltd. Class H.........  2,719,400    383,295
      Chongqing Machinery & Electric Co., Ltd. Class H. 4,930,000 577,445 Chu Kong Petroleum & Natural Gas Steel Pipe
        Holdings, Ltd..................................  2,254,000    681,854
      CIMC Enric Holdings, Ltd.........................  2,094,000  3,364,842
  *   Citic 21CN Co., Ltd..............................  5,303,200  2,470,137
  *   CITIC Dameng Holdings, Ltd.......................    274,000     20,111
  *   CITIC Resources Holdings, Ltd.................... 11,574,600  1,416,015
      Clear Media, Ltd.................................    243,000    223,517
  *   Coastal Greenland, Ltd...........................  3,436,000    153,556
  #*  Comba Telecom Systems Holdings, Ltd..............  2,461,577    841,681
  #*  Comtec Solar Systems Group, Ltd..................  2,114,000    383,938
      Coolpad Group, Ltd...............................  5,732,000  3,087,202
      Cosco International Holdings, Ltd................  2,703,000  1,078,482
  *   Coslight Technology International Group, Ltd.....    382,000    239,549
      CP Pokphand Co., Ltd............................. 18,488,594  1,757,779
  #   CPMC Holdings, Ltd...............................  1,443,000  1,114,027
  #   CSPC Pharmaceutical Group, Ltd...................  4,139,877  3,459,085
  *   DaChan Food Asia, Ltd............................  1,725,955    207,074
  #   Dah Chong Hong Holdings, Ltd.....................  3,445,000  2,022,744
      Dalian Port PDA Co., Ltd. Class H................  4,986,000  1,092,544
  #   Daphne International Holdings, Ltd...............  4,266,000  2,170,602
      Dawnrays Pharmaceutical Holdings, Ltd............  1,366,943    995,910
  #*  DBA Telecommunication Asia Holdings, Ltd.........  2,108,000    206,624
  #   Digital China Holdings, Ltd......................  3,218,800  3,147,496
      Dongfang Electric Corp., Ltd. Class H............    137,400    190,694
  #   Dongjiang Environmental Co., Ltd. Class H........    210,000    659,497
      Dongyue Group, Ltd...............................  5,029,000  1,782,858
  #*  Dynasty Fine Wines Group, Ltd....................  1,614,000     56,130
      Embry Holdings, Ltd..............................    473,000    307,115
      EVA Precision Industrial Holdings, Ltd...........  4,534,435    564,184
      Evergreen International Holdings, Ltd............  1,246,000    209,363
  *   Extrawell Pharmaceutical Holdings, Ltd...........  5,867,921    355,123
  #   Fantasia Holdings Group Co., Ltd.................  8,451,000  1,430,734
  #   First Tractor Co., Ltd. Class H..................  3,351,176  2,198,261
  #   Franshion Properties China, Ltd.................. 13,522,300  4,326,460
  *   FU JI Food and Catering Services Holdings, Ltd...     25,780      5,053

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  CHINA -- (Continued)
  #   Fufeng Group, Ltd................................  5,262,600 $2,053,028
      Geely Automobile Holdings, Ltd...................  2,780,000  1,136,070
  *   Global Bio-Chem Technology Group Co., Ltd........  9,198,800    641,321
  *   Global Sweeteners Holdings, Ltd..................    770,951     47,000
  #*  Glorious Property Holdings, Ltd.................. 13,214,501  2,130,178
      Goldbond Group Holdings, Ltd.....................    210,000     11,169
  #   Golden Eagle Retail Group, Ltd...................  2,334,000  3,187,161
  #   Golden Meditech Holdings, Ltd....................  9,470,368    853,966
  #   Goldlion Holdings, Ltd...........................  1,017,962    477,439
  #   GOME Electrical Appliances Holding, Ltd.......... 43,306,000  7,450,263
      Good Friend International Holdings, Inc..........    404,667    112,191
  #   Goodbaby International Holdings, Ltd.............  2,969,000  1,486,499
  *   Great Wall Technology Co., Ltd. Class H..........  1,902,950    746,139
      Greatview Aseptic Packaging Co., Ltd.............  1,388,000    765,254
      Greenland Hong Kong Holdings, Ltd................  1,309,000    723,416
      Greentown China Holdings, Ltd....................    879,648  1,249,069
  #   Guangdong Land Holdings, Ltd.....................  4,396,800    836,423
  #   Guangshen Railway Co., Ltd. Class H..............  3,990,000  1,737,368
      Guangshen Railway Co., Ltd. Sponsored ADR........      5,067    106,914
      Guangzhou Shipyard International Co., Ltd. Class
        H..............................................    775,400  1,660,914
  #   Guodian Technology & Environment Group Co., Ltd.
        Class H........................................  1,098,000    331,866
      Hainan Meilan International Airport Co., Ltd.
        Class H........................................    720,000    639,106
  #   Haitian International Holdings, Ltd..............  2,189,000  4,767,017
  #*  Hanergy Solar Group, Ltd......................... 42,960,000  6,112,158
  #   Harbin Electric Co., Ltd. Class H................  3,099,413  1,724,564
      Henderson Investment, Ltd........................    596,000     47,566
  *   Heng Tai Consumables Group, Ltd.................. 14,673,193    313,628
  #   Hengdeli Holdings, Ltd........................... 11,125,399  2,337,307
  #*  Hi Sun Technology China, Ltd.....................  2,934,000    754,345
  #*  Hidili Industry International Development, Ltd...  5,079,000    643,001
  #   Hilong Holding, Ltd..............................  2,766,000  2,105,924
  #*  Hisense Kelon Electrical Holdings Co., Ltd.
        Class H........................................  1,906,000  3,176,703
  #*  HKC Holdings, Ltd................................ 17,896,447    570,396
  #   Honghua Group, Ltd...............................  5,221,000  1,472,716
      Hopefluent Group Holdings, Ltd...................    281,670    108,577
  #   Hopewell Highway Infrastructure, Ltd.............  3,920,000  1,831,392
  #*  Hopson Development Holdings, Ltd.................  3,476,000  3,243,973
      HOSA International, Ltd..........................     94,000     25,469
      Hua Han Bio-Pharmaceutical Holdings, Ltd.........  8,898,277  2,074,985
  *   Hua Lien International Holding Co., Ltd..........    998,000     50,367
  #   Huabao International Holdings, Ltd...............  8,548,014  4,350,277
      Huadian Power International Corp., Ltd. Class H..    152,000     63,071
      Huaneng Renewables Corp., Ltd. Class H...........  8,068,000  3,383,092
  *   Huili Resources Group, Ltd.......................    594,000    122,414
  #*  Hunan Nonferrous Metal Corp., Ltd. Class H.......  9,038,000  2,822,966
  *   Huscoke Resources Holdings, Ltd..................  1,636,000     14,857
      Hutchison Harbour Ring, Ltd......................  7,098,000    573,902
      Inspur International, Ltd........................  2,056,000    418,523
  *   Interchina Holdings Co........................... 17,180,000  1,094,921
      Intime Retail Group Co., Ltd.....................  4,317,500  4,335,388
  #*  Jinchuan Group International Resources Co., Ltd..  2,905,000    312,428
      Jingwei Textile Machinery Class H................  1,272,000    994,492
  #   Ju Teng International Holdings, Ltd..............  3,622,000  2,400,957

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
  *   Kai Yuan Holdings, Ltd........................... 11,240,000 $   257,735
  *   Kaisa Group Holdings, Ltd........................  7,073,000   2,099,043
  *   Kasen International Holdings, Ltd................    222,000      39,436
      Kingboard Chemical Holdings, Ltd.................  3,127,921   6,998,544
      Kingboard Laminates Holdings, Ltd................  4,300,000   1,601,650
  #*  Kingdee International Software Group Co., Ltd....  5,253,200   1,965,912
  #   Kingsoft Corp., Ltd..............................  3,169,000  10,320,414
      KWG Property Holding, Ltd........................  5,039,450   2,632,952
  #   Labixiaoxin Snacks Group, Ltd....................  1,764,000   1,136,514
      Lai Fung Holdings, Ltd........................... 26,020,440     648,869
      Le Saunda Holdings, Ltd..........................  1,132,000     545,372
      Lee & Man Chemical Co., Ltd......................    934,785     430,627
      Lee & Man Paper Manufacturing, Ltd...............  7,511,000   5,019,598
  *   Li Ning Co., Ltd.................................  2,846,500   2,279,245
  # Lianhua Supermarket Holdings Co., Ltd. Class H... 1,517,600 885,302 Lijun International Pharmaceutical Holding Co.,
        Ltd............................................  6,948,000   2,268,859
  #   Lingbao Gold Co., Ltd. Class H...................  1,424,000     255,374
  *   LK Technology Holdings, Ltd......................    837,500     104,344
  *   Lonking Holdings, Ltd............................ 10,823,000   2,172,124
  *   Loudong General Nice Resources China Holdings,
        Ltd............................................  7,842,140     513,396
  *   Maanshan Iron & Steel Class H....................  7,700,000   1,872,791
  #   Magic Holdings International, Ltd................  2,003,600   1,597,256
      Maoye International Holdings, Ltd................  5,611,000     851,302
  #   Microport Scientific Corp........................  1,897,000   1,224,303
  #   MIE Holdings Corp................................  3,484,000     616,299
      MIN XIN Holdings, Ltd............................    418,000     217,123
  #*  Mingfa Group International Co., Ltd..............  4,888,000   1,282,237
  *   Mingyuan Medicare Development Co., Ltd...........    510,000      10,531
  #   Minmetals Land, Ltd..............................  5,756,000     705,282
  #   Minth Group, Ltd.................................  2,667,000   5,234,204
  #*  MMG, Ltd.........................................  7,134,000   1,467,682
  *   Nan Hai Corp., Ltd............................... 21,750,000     162,367
      Nanjing Panda Electronics Co., Ltd. Class H......    780,000     380,321
      Nature Flooring Holding Co., Ltd.................    453,000      73,476
  #   NetDragon Websoft, Inc...........................    320,044     647,632
      New World China Land, Ltd........................    430,000     226,497
      New World Department Store China, Ltd............  2,189,462   1,111,658
  *   Newton Resources, Ltd............................    442,000      40,662
  #   Nine Dragons Paper Holdings, Ltd.................  7,473,000   6,401,838
  *   North Mining Shares Co., Ltd..................... 19,560,000     819,853
      NVC Lighting Holdings, Ltd.......................  5,561,000   1,443,445
      O-Net Communications Group, Ltd..................  1,308,000     407,915
      Overseas Chinese Town Asia Holdings, Ltd.........    764,183     304,179
      Pacific Online, Ltd..............................  1,117,365     744,742
  #   Parkson Retail Group, Ltd........................  4,105,000   1,249,160
  #*  PAX Global Technology, Ltd.......................  1,141,000     546,799
      Peak Sport Products Co., Ltd.....................  2,750,000     726,324
  *   PetroAsian Energy Holdings, Ltd..................  3,192,000      52,341
  #   Phoenix Satellite Television Holdings, Ltd.......  5,384,000   1,964,145
  #   Poly Property Group Co., Ltd.....................  8,597,000   4,097,248
      Ports Design, Ltd................................  1,600,000   1,154,945
  *   Pou Sheng International Holdings, Ltd............  4,946,806     223,521
      Powerlong Real Estate Holdings, Ltd..............  5,740,000   1,099,381

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      Prince Frog International Holdings, Ltd..........    883,000 $   283,514
  *   Prosperity International Holdings HK, Ltd........  5,020,000     183,491
      Qingling Motors Co., Ltd. Class H................  1,694,000     470,203
      Qunxing Paper Holdings Co., Ltd..................    669,913     174,127
  *   Real Gold Mining, Ltd............................    300,500      10,179
      Real Nutriceutical Group, Ltd....................  3,141,000     673,289
      Regent Manner International Holdings, Ltd........  2,844,000     459,412
  *   Renhe Commercial Holdings Co., Ltd............... 52,418,000   2,574,186
  #   REXLot Holdings, Ltd............................. 35,926,502   5,652,263
  *   Richly Field China Development, Ltd..............  3,590,000      69,360
      Road King Infrastructure, Ltd....................  1,142,000   1,045,137
      Royale Furniture Holdings, Ltd...................  1,252,250      54,132
      Samson Holding, Ltd..............................  3,281,000     473,729
      Sany Heavy Equipment International Holdings Co.,
        Ltd............................................  4,149,000   1,079,882
      Sateri Holdings, Ltd.............................    119,500      22,232
  #*  Semiconductor Manufacturing International Corp... 94,444,000   9,571,168
      Shandong Chenming Paper Holdings, Ltd. Class H...  1,308,000     551,108
      Shandong Molong Petroleum Machinery Co., Ltd.
        Class H........................................    742,962     234,569
      Shanghai Industrial Holdings, Ltd................    787,000   2,622,461
  *   Shanghai Industrial Urban Development Group, Ltd.  6,934,000   1,504,473
  #   Shanghai Jin Jiang International Hotels Group
        Co., Ltd. Class H..............................  4,348,000   1,329,118
      Shanghai Prime Machinery Co., Ltd. Class H.......  4,298,000     591,566
  *   Shanghai Zendai Property, Ltd....................  8,390,000     139,279
      Shengli Oil & Gas Pipe Holdings, Ltd.............  4,506,000     251,963
  #   Shenguan Holdings Group, Ltd.....................  4,814,000   2,122,776
      Shenzhen Expressway Co., Ltd. Class H............  3,242,400   1,436,157
      Shenzhen International Holdings, Ltd............. 44,424,276   5,711,447
      Shenzhen Investment, Ltd......................... 12,530,912   4,470,147
      Shenzhou International Group Holdings, Ltd.......  1,297,000   4,439,872
  #*  Shougang Concord International Enterprises Co.,
        Ltd............................................ 22,396,000   1,107,503
  #   Shougang Fushan Resources Group, Ltd............. 21,052,000   5,749,530
      Shui On Land, Ltd................................ 17,840,143   5,684,709
      Sichuan Expressway Co., Ltd. Class H.............  3,964,000   1,090,581
      Sihuan Pharmaceutical Holdings Group, Ltd........  8,615,000   9,236,210
  *   Sijia Group Co...................................  1,076,350      35,630
      Silver Grant International.......................  4,750,000     615,115
  *   SIM Technology Group, Ltd........................    510,000      24,559
      Sino Biopharmaceutical........................... 13,536,000  11,391,036
  *   Sino Dragon New Energy Holdings, Ltd.............  1,264,000      44,264
  *   Sino Oil And Gas Holdings, Ltd................... 42,847,766   1,104,026
      Sino-Ocean Land Holdings, Ltd.................... 11,470,851   6,193,075
  #   Sinofert Holdings, Ltd........................... 11,291,327   1,658,467
  *   Sinolink Worldwide Holdings, Ltd................. 10,218,800     959,689
  #   SinoMedia Holding, Ltd...........................    832,000     574,418
  #   Sinopec Kantons Holdings, Ltd....................  3,542,000   4,123,934
  #*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H.  6,246,001   1,144,033
  #*  Sinopoly Battery, Ltd............................ 20,720,000     878,725
      Sinotrans Shipping, Ltd..........................  5,003,586   1,636,333
      Sinotrans, Ltd. Class H..........................  6,542,000   2,699,598
      Sinotruk Hong Kong, Ltd..........................  2,735,000   1,400,510
      SITC International Holdings Co., Ltd.............  1,181,000     519,877
  #   Skyworth Digital Holdings, Ltd...................  9,088,892   4,970,286
  *   SMI Corp., Ltd...................................  7,948,066     266,384

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  CHINA -- (Continued)
  *   Solargiga Energy Holdings, Ltd...................  5,579,000 $  280,228
  *   Sparkle Roll Group, Ltd..........................  6,616,000    527,428
  #   Springland International Holdings, Ltd...........  1,116,000    516,216
  #   SPT Energy Group, Inc............................    494,000    339,240
  *   SRE Group, Ltd................................... 15,994,346    482,935
  #   Sunac China Holdings, Ltd........................  5,986,000  3,586,773
  #   Sunny Optical Technology Group Co., Ltd..........  2,178,000  1,774,845
  #   TCC International Holdings, Ltd..................  4,185,098  2,091,625
  *   TCL Communication Technology Holdings, Ltd.......  2,285,198  2,458,379
      TCL Multimedia Technology Holdings, Ltd..........  2,874,510  1,332,110
  *   Tech Pro Technology Development, Ltd.............  3,018,000  1,470,248
      Tenfu Cayman Holdings Co Ltd.....................      2,000      1,044
  #   Texhong Textile Group, Ltd.......................  1,108,000  1,237,107
      Tian An China Investment.........................  1,383,000  1,210,547
      Tian Shan Development Holding, Ltd...............  1,196,000    416,001
  #   Tiangong International Co., Ltd..................  5,884,000  1,589,366
      Tianjin Capital Environmental Protection Group
        Co., Ltd. Class H..............................  1,572,000    715,967
  #*  Tianjin Development Hldgs, Ltd...................  2,116,000  1,320,069
      Tianjin Port Development Holdings, Ltd...........  8,938,800  1,286,294
  #   Tianneng Power International, Ltd................  3,112,048  1,378,805
  #   Tibet 5100 Water Resources Holdings, Ltd.........    174,000     75,614
  #   Tomson Group, Ltd................................  1,060,443    307,632
  #   Tong Ren Tang Technologies Co., Ltd. Class H.....  1,085,000  3,714,659
  *   Tonly Electronics Holdings, Ltd..................    287,451    227,425
      Towngas China Co., Ltd...........................  3,915,000  4,561,106
  #   TPV Technology, Ltd..............................  3,319,964    687,736
      Travelsky Technology, Ltd. Class H...............  3,840,090  4,042,978
      Trigiant Group, Ltd..............................    502,000    142,507
  *   Trony Solar Holdings Co., Ltd....................  1,757,000     26,704
  #   Truly International Holdings.....................  5,411,573  2,980,326
  #   Uni-President China Holdings, Ltd................    998,000    904,107
  #*  United Energy Group, Ltd......................... 13,030,450  1,944,162
  #*  VODone, Ltd...................................... 13,697,600  2,553,557
      Wanguo International Mining Group, Ltd...........     10,000      4,901
      Wasion Group Holdings, Ltd.......................  2,256,000  1,360,740
      Weiqiao Textile Co. Class H......................  2,212,000  1,189,111
  #   Welling Holding, Ltd.............................  3,774,000  1,177,769
      West China Cement, Ltd........................... 12,022,000  1,408,235
  *   Winsway Coking Coal Holdings, Ltd................  6,108,000    326,487
      World Wide Touch Technology Holdings, Ltd........  3,216,000    201,718
      Wumart Stores, Inc. Class H......................  1,555,000  1,989,351
      Xiamen International Port Co., Ltd. Class H......  5,166,000    680,923
      Xingda International Holdings, Ltd...............  4,284,000  2,334,958
      Xinhua Winshare Publishing and Media Co., Ltd.
        Class H........................................    307,103    173,720
  #   Xinjiang Goldwind Science & Technology Co., Ltd.
        Class H........................................  1,852,800  1,971,227
  *   Xinjiang Xinxin Mining Industry Co., Ltd. Class H  3,167,598    465,952
      Xiwang Property Holdings Co., Ltd................  3,103,178    272,233
      XTEP International Holdings......................  2,918,000  1,466,660
  #*  Yanchang Petroleum International, Ltd............ 18,300,000  1,001,112
      Yantai North Andre Juice Co. Class H.............    306,000     86,191
  #   Yingde Gases Group Co., Ltd......................  3,681,500  3,228,434
      Yip's Chemical Holdings, Ltd.....................  1,332,000  1,087,554
      Youyuan International Holdings, Ltd..............  1,081,700    296,867

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 CHINA -- (Continued)
     Yuanda China Holdings, Ltd.......................  5,726,000 $    450,489
     Yuexiu Property Co., Ltd......................... 21,725,432    4,439,834
     Yuexiu Transport Infrastructure, Ltd.............  2,788,018    1,378,772
 #   Yuzhou Properties Co.............................  4,016,120      878,224
     Zall Development Group, Ltd......................    670,000      198,975
 #   Zhaojin Mining Industry Co., Ltd.................  3,187,000    1,859,612
     Zhejiang Expressway Co., Ltd. Class H............  5,900,000    5,296,049
     Zhengzhou Coal Mining Machinery Group Co., Ltd.
       Class H........................................    383,800      227,631
 #*  Zhong An Real Estate, Ltd........................  2,231,400      381,325
 #   Zhongsheng Group Holdings, Ltd...................  2,473,000    3,647,610
     Zhuzhou CSR Times Electric Co., Ltd. Class H.....  1,824,000    5,636,236
                                                                  ------------
 TOTAL CHINA..........................................             594,637,957
                                                                  ------------
 COLOMBIA -- (0.0%)
     Constructora Conconcreto SA......................    265,683      176,931
     Empresa de Telecomunicaciones de Bogota..........    679,989      134,923
 *   Fabricato SA..................................... 13,706,296       97,566
     Grupo Odinsa SA..................................     38,440      152,450
     Mineros SA.......................................    102,961      160,627
                                                                  ------------
 TOTAL COLOMBIA.......................................                 722,497
                                                                  ------------
 GREECE -- (0.9%)
 *   Aegean Airlines SA...............................     43,313      421,011
 *   Astir Palace Hotel SA............................     73,995      361,246
     Athens Water Supply & Sewage Co. SA (The)........    177,531    1,822,253
 *   Attica Bank......................................    712,570      194,533
     Bank of Greece...................................    142,930    2,896,451
 *   Corinth Pipeworks SA.............................      6,729       16,331
 *   Ellaktor SA......................................    909,399    4,134,152
 *   Elval - Hellenic Aluminium Industry SA...........     61,004      146,252
 *   Fourlis Holdings SA..............................    249,951    1,366,205
 *   Frigoglass SA....................................    162,633      965,849
 *   GEK Terna Holding Real Estate Construction SA....    475,188    2,142,332
     Hellenic Exchanges - Athens Stock Exchange SA
       Holding........................................    481,964    4,747,976
 *   Iaso SA..........................................    234,070      511,038
 *   Intracom Holdings SA.............................    683,458      572,715
     Intralot SA-Integrated Lottery Systems & Services    750,816    1,980,813
 *   J&P-Avax SA......................................    242,137      546,429
 *   Lamda Development SA.............................      2,665       19,511
     Metka SA.........................................    158,038    2,520,346
     Motor Oil Hellas Corinth Refineries SA...........    387,838    4,471,740
 *   Mytilineos Holdings SA...........................    579,170    4,545,995
     Piraeus Port Authority...........................     33,129      782,751
     Sarantis SA......................................     95,423      856,756
     Terna Energy SA..................................    231,750    1,299,947
     Thessaloniki Water Supply & Sewage Co. SA........     15,807      101,623
                                                                  ------------
 TOTAL GREECE.........................................              37,424,255
                                                                  ------------
 HUNGARY -- (0.0%)
 *   Danubius Hotel and SpA P.L.C.....................     42,708    1,069,875
 *   FHB Mortgage Bank P.L.C..........................     27,009       76,945

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   HUNGARY -- (Continued)
   *   PannErgy.........................................   139,592 $  202,515
                                                                   ----------
   TOTAL HUNGARY........................................            1,349,335
                                                                   ----------
   INDIA -- (7.1%)
   *   3M India, Ltd....................................     5,535    319,461
       Aban Offshore, Ltd...............................    92,209    661,896
   *   ABG Shipyard, Ltd................................   128,950    608,258
   *   Advanta Ltd......................................   148,946    239,668
       Agro Tech Foods, Ltd.............................    54,133    430,517
       AIA Engineering, Ltd.............................    68,375    562,539
       Ajanta Pharma, Ltd...............................    96,187  1,441,768
       Akzo Nobel India, Ltd............................    67,372    836,310
       Alembic Pharmaceuticals, Ltd.....................   490,590  1,732,388
       Allahabad Bank...................................   972,694  1,239,758
       Alok Industries, Ltd............................. 5,301,135    587,103
       Alstom India, Ltd................................   123,147    626,251
       Amara Raja Batteries, Ltd........................   418,944  2,224,667
       Amtek Auto, Ltd..................................   625,249    645,865
       Amtek India, Ltd.................................   287,646    258,262
   *   Anant Raj, Ltd................................... 1,147,745    927,789
       Andhra Bank......................................   622,304    571,745
   *   Andhra Pradesh Paper Mills.......................    57,705    220,166
       Apollo Hospitals Enterprise, Ltd.................    94,810  1,431,048
       Apollo Tyres, Ltd................................ 1,474,187  2,661,935
       Arvind, Ltd...................................... 1,340,968  3,180,225
   *   Asahi India Glass, Ltd...........................   257,301    173,258
       Ashok Leyland, Ltd............................... 7,572,526  1,994,445
       Asian Hotels East, Ltd...........................     4,536      9,365
       Atul, Ltd........................................    47,893    312,158
       Aurobindo Pharma, Ltd............................ 1,129,123  8,490,480
       Automotive Axles, Ltd............................    17,459     82,497
       Bajaj Corp., Ltd.................................   197,393    666,194
       Bajaj Electricals, Ltd...........................   210,674    703,989
       Bajaj Finance, Ltd...............................    62,702  1,538,514
       Bajaj Finserv, Ltd...............................   126,975  1,376,384
       Bajaj Hindusthan, Ltd............................   582,277    113,659
       Bajaj Holdings and Investment, Ltd...............    92,719  1,359,367
       Balkrishna Industries, Ltd.......................   166,123    864,651
       Ballarpur Industries, Ltd........................ 1,135,420    215,864
       Balmer Lawrie & Co., Ltd.........................    56,620    272,008
       Balrampur Chini Mills, Ltd.......................   939,117    558,301
       Bank Of Maharashtra..............................   849,337    472,184
       Bannari Amman Sugars, Ltd........................    15,663    181,441
       BASF India, Ltd..................................    48,794    455,707
       Bata India, Ltd..................................   145,561  2,207,492
       BEML, Ltd........................................    23,278     70,660
       Berger Paints India, Ltd.........................   749,837  2,442,788
       Bharat Forge, Ltd................................   708,090  3,952,699
       Bhushan Steel, Ltd...............................   393,995  2,928,924
       Biocon, Ltd......................................   489,923  3,410,918
       Birla Corp., Ltd.................................   107,350    406,712
       Blue Dart Express, Ltd...........................    22,446  1,180,800
       Blue Star, Ltd...................................   157,634    347,042

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   INDIA -- (Continued)
       Bombay Burmah Trading Co.........................    43,374 $   67,934
       Bombay Dyeing & Manufacturing Co., Ltd...........   785,565    703,466
   *   Bombay Rayon Fashions, Ltd.......................    17,322     51,260
       Brigade Enterprises, Ltd.........................    43,783     41,348
       Britannia Industries, Ltd........................   230,022  3,245,668
       Capital First, Ltd...............................    68,029    140,477
       Carborundum Universal, Ltd.......................   329,688    726,256
       Central Bank Of India............................   901,053    658,187
       Century Plyboards India, Ltd.....................    77,591     29,864
       Century Textiles & Industries, Ltd...............   298,556  1,411,239
       CESC, Ltd........................................   546,678  3,849,512
       Chambal Fertilizers & Chemicals, Ltd.............   925,327    569,493
   *   Chennai Petroleum Corp., Ltd.....................   204,192    211,405
       Cholamandalam Investment and Finance Co., Ltd....    71,956    282,776
       City Union Bank, Ltd............................. 1,261,325    987,400
       Clariant Chemicals India, Ltd....................    43,212    418,884
       Claris Lifesciences, Ltd.........................    95,636    275,247
       CMC, Ltd.........................................    60,897  1,368,981
   *   Core Education & Technologies, Ltd...............    36,234     10,578
       Coromandel International, Ltd....................   499,018  1,593,066
       Corp. Bank.......................................   206,338    815,447
       Cox & Kings, Ltd.................................   248,244    551,212
       Crompton Greaves, Ltd............................ 2,205,917  4,062,680
       Dalmia Bharat, Ltd...............................    57,965    157,475
       DB Corp., Ltd....................................    41,379    210,603
   *   DB Realty, Ltd...................................   803,239    676,400
   *   DCB Bank, Ltd.................................... 1,459,229  1,183,851
       DCM Shriram Consolidated.........................   213,725    188,984
       Deepak Fertilisers & Petrochemicals Corp., Ltd...   147,728    256,590
       Delta Corp., Ltd.................................   535,652    871,839
   *   DEN Networks, Ltd................................   343,697    827,989
       Dena Bank........................................   740,860    637,122
       Dewan Housing Finance Corp., Ltd.................    27,941     94,673
   *   Dish TV India, Ltd............................... 3,087,132  2,359,193
       Dredging Corp. Of India, Ltd.....................    21,673     77,909
       eClerx Services, Ltd.............................    48,137    931,135
       Edelweiss Financial Services, Ltd................   350,535    153,727
   *   Educomp Solutions, Ltd...........................   125,968     47,533
       Eicher Motors, Ltd...............................    48,396  3,602,689
       EID Parry India, Ltd.............................   333,058    666,159
       EIH, Ltd.........................................   476,626    429,219
   *   Elder Pharmaceuticals, Ltd.......................    41,972    132,071
       Electrosteel Castings, Ltd.......................   126,195     26,285
       Elgi Equipments, Ltd.............................   224,474    316,212
       Emami, Ltd.......................................   123,047    891,724
       Engineers India, Ltd.............................   323,487    751,041
       Entertainment Network India, Ltd.................    48,584    264,747
   *   Era Infra Engineering, Ltd.......................   461,515    105,379
       Eros International Media, Ltd....................   193,747    452,940
       Escorts, Ltd.....................................   404,569    802,477
       Ess Dee Aluminium, Ltd...........................   109,178  1,122,103
   *   Essar Oil, Ltd................................... 2,063,648  1,477,297
       Essar Ports, Ltd.................................   417,957    369,136

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   INDIA -- (Continued)
   *   Essar Shipping, Ltd..............................   112,311 $   30,523
       Essel Propack, Ltd...............................   100,852     82,282
       Exide Industries, Ltd............................   258,596    417,172
       FAG Bearings India, Ltd..........................    28,675    712,485
       FDC, Ltd.........................................   351,332    683,683
       Federal Bank, Ltd................................ 3,805,760  4,811,777
   *   Federal-Mogul Goetze India, Ltd..................    61,495    184,452
       Financial Technologies India, Ltd................    49,758    214,929
       Finolex Cables, Ltd..............................   244,533    330,696
       Finolex Industries, Ltd..........................   288,984    711,793
   *   Firstsource Solutions, Ltd.......................   956,101    373,807
   *   Fortis Healthcare, Ltd...........................   706,957  1,136,064
   *   Future Consumer Enterprise, Ltd..................   651,339     54,248
   *   Future Lifestyle Fashions, Ltd...................    21,868     22,101
       Future Retail, Ltd...............................     2,575      3,385
   *   Gammon India, Ltd................................   105,203     21,829
       Gateway Distriparks, Ltd.........................   278,280    556,653
       Gillette India, Ltd..............................    14,047    460,440
   *   Gitanjali Gems, Ltd..............................   126,872    127,132
       GMR Infrastructure, Ltd.......................... 9,412,702  3,041,404
       Godfrey Phillips India, Ltd......................     3,364    136,113
       Godrej Industries, Ltd...........................   212,412    921,288
       Godrej Properties, Ltd...........................   283,850    734,190
   *   Gokul Refoils & Solvent, Ltd.....................    27,697      6,970
       Graphite India, Ltd..............................   281,800    310,788
       Gravita India, Ltd...............................    10,232      8,567
       Great Eastern Shipping Co., Ltd. (The)...........   407,286  1,896,523
       Greaves Cotton, Ltd..............................   497,355    486,175
       Grindwell Norton, Ltd............................    18,171     70,334
       Gruh Finance, Ltd................................   111,195    464,042
   *   GTL Infrastructure, Ltd.......................... 1,608,985     40,906
       Gujarat Alkalies & Chemicals, Ltd................   178,029    567,028
       Gujarat Fluorochemicals, Ltd.....................   156,927    591,109
       Gujarat Gas Co., Ltd.............................    49,046    189,305
       Gujarat Industries Power Co., Ltd................     6,329      5,534
       Gujarat Mineral Development Corp., Ltd...........   511,414    922,832
       Gujarat Narmada Valley Fertilizers & Chemicals,
         Ltd............................................   198,781    228,491
   *   Gujarat NRE Coke, Ltd............................ 1,687,048    256,351
   *   Gujarat Pipavav Port, Ltd........................    85,690     84,917
       Gujarat State Fertilisers & Chemicals, Ltd.......   684,362    509,768
       Gujarat State Petronet, Ltd...................... 1,082,636    959,626
       Gulf Oil Corp., Ltd..............................   118,401    176,915
   *   GVK Power & Infrastructure, Ltd.................. 5,380,233    780,886
   *   Hathway Cable & Datacom, Ltd.....................   298,526  1,222,723
       Havells India, Ltd...............................   371,251  4,621,917
   *   HCL Infosystems, Ltd.............................   626,484    237,245
       HEG, Ltd.........................................    60,181    188,132
   *   HeidelbergCement India, Ltd......................   348,433    187,861
   *   Hexa Tradex, Ltd.................................    73,518     23,841
       Hexaware Technologies, Ltd....................... 1,467,575  3,168,886
   *   Himachal Futuristic Communications, Ltd.......... 2,461,986    351,290
       Hinduja Global Solutions, Ltd....................    30,903    267,074
       Hinduja Ventures, Ltd............................    36,075    149,240

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   INDIA -- (Continued)
   *   Hindustan Construction Co., Ltd.................. 1,572,759 $  324,194
   *   Hindustan Oil Exploration Co., Ltd...............   138,575     82,859
       Hindustan Petroleum Corp., Ltd...................   606,244  2,367,603
       Honeywell Automation India, Ltd..................    13,295    555,985
   *   Hotel Leela Venture, Ltd.........................   540,246    128,744
   *   Housing Development & Infrastructure, Ltd........ 2,154,402  1,462,930
       HSIL, Ltd........................................    84,508    119,374
       HT Media, Ltd....................................    99,860    117,964
       ICRA, Ltd........................................    14,252    348,767
       IDBI Bank, Ltd................................... 1,117,032    992,160
       IL&FS Transportation Networks, Ltd...............    80,383    149,827
       India Cements, Ltd............................... 1,339,225  1,147,991
       India Infoline, Ltd.............................. 1,083,761  1,092,837
       Indiabulls Housing Finance, Ltd..................   357,294  1,177,551
       Indian Bank......................................   327,355    521,308
       Indian Hotels Co., Ltd........................... 2,344,718  2,189,954
       Indian Overseas Bank............................. 1,320,212    989,410
       Indo Rama Synthetics India.......................    30,379      7,001
       Indoco Remedies, Ltd.............................   156,109    300,824
       Indraprastha Gas, Ltd............................   468,548  1,858,515
       Info Edge India, Ltd.............................   134,956  1,059,323
       Infotech Enterprises, Ltd........................   211,288  1,194,255
       ING Vysya Bank, Ltd..............................    21,126    176,155
       Ingersoll-Rand India, Ltd........................    38,417    225,987
       Ipca Laboratories, Ltd...........................   370,908  4,921,826
       IRB Infrastructure Developers, Ltd...............   985,772  1,216,916
       Jagran Prakashan, Ltd............................   397,725    561,984
       Jai Corp., Ltd...................................   209,493    212,567
       Jain Irrigation Systems, Ltd..................... 1,797,612  1,807,680
       Jaiprakash Associates, Ltd....................... 4,691,232  3,013,899
   *   Jaiprakash Power Ventures, Ltd................... 4,754,186    981,200
       Jammu & Kashmir Bank, Ltd........................   158,005  3,496,069
       Jaypee Infratech, Ltd............................ 1,793,244    548,018
       JB Chemicals & Pharmaceuticals, Ltd..............    31,979     62,290
       JBF Industries, Ltd..............................   138,719    162,714
   *   Jet Airways India, Ltd...........................   159,407    600,277
       Jindal Drilling & Industries, Ltd................    13,908     38,362
       Jindal Poly Films, Ltd...........................    84,190    188,109
   *   Jindal Poly Investments and Finance Co., Ltd.....    22,502     16,879
       Jindal Saw, Ltd..................................   899,273    735,660
   *   Jindal Stainless, Ltd............................   282,767    150,267
       JK Cement, Ltd...................................   111,995    299,840
       JK Lakshmi Cement, Ltd...........................   204,789    217,008
       JM Financial, Ltd................................ 2,073,645    828,024
       JSW Energy, Ltd.................................. 1,628,838  1,150,582
       JSW Steel, Ltd...................................    28,661    418,996
   *   Jubilant Foodworks, Ltd..........................   278,198  4,765,519
       Jubilant Life Sciences, Ltd......................   325,298    696,475
       Jyothy Laboratories, Ltd.........................   390,764  1,348,149
       Kajaria Ceramics, Ltd............................   181,862    892,568
       Kakinada Fertilizers, Ltd........................   632,948     21,235
       Kalpataru Power Transmission, Ltd................   140,279    170,973
       Kansai Nerolac Paints, Ltd.......................    10,598    180,683

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   INDIA -- (Continued)
       Karnataka Bank, Ltd.............................. 1,085,634 $1,662,015
       Karur Vysya Bank, Ltd............................   219,133  1,137,538
       Kaveri Seed Co., Ltd.............................   160,945  1,082,300
       KEC International, Ltd...........................   426,432    372,229
       Kesoram Industries, Ltd..........................   135,165    132,359
       Kewal Kiran Clothing, Ltd........................     1,598     27,354
       Kirloskar Brothers, Ltd..........................       817      1,866
       Kirloskar Oil Engines, Ltd.......................   218,179    558,107
       KPIT Cummins Infosystems, Ltd....................   799,306  2,056,711
       KSB Pumps, Ltd...................................    27,708    108,254
   *   KSK Energy Ventures, Ltd.........................    53,677     50,200
       Lakshmi Machine Works, Ltd.......................    19,503    835,070
       Lakshmi Vilas Bank, Ltd..........................   238,720    240,909
   *   Lanco Infratech, Ltd............................. 4,921,870    570,138
   *   Mahanagar Telephone Nigam........................   361,078     89,832
       Maharashtra Seamless, Ltd........................   108,527    290,275
       Mahindra & Mahindra Financial Services, Ltd......   454,445  1,757,157
       Mahindra Holidays & Resorts India, Ltd...........    49,624    183,540
       Mahindra Lifespace Developers, Ltd...............    61,546    367,608
       Man Infraconstruction, Ltd.......................    25,035     36,574
       Mandhana Industries, Ltd.........................    54,218    200,316
   *   Mangalore Refinery & Petrochemicals, Ltd.........   197,899    135,068
   *   Marico Kaya Enterprises, Ltd.....................     6,469     16,778
       Marico, Ltd......................................   261,769    891,103
       MAX India, Ltd...................................   830,498  2,519,372
       McLeod Russel India, Ltd.........................   298,850  1,227,287
   *   Mercator, Ltd....................................   612,469    181,003
       Merck, Ltd.......................................    20,801    187,935
       MindTree, Ltd....................................   109,211  2,485,188
       MOIL, Ltd........................................   158,280    553,739
       Monnet Ispat & Energy, Ltd.......................    75,091    111,459
       Monsanto India, Ltd..............................    25,633    389,537
       Motherson Sumi Systems, Ltd...................... 1,229,584  3,983,811
       Motilal Oswal Financial Services, Ltd............     4,879      6,407
       Mphasis, Ltd.....................................   231,490  1,366,063
       MRF, Ltd.........................................     9,265  2,879,578
   *   Nagarjuna Oil Refinery, Ltd......................   575,408     33,785
       Nahar Capital and Financial Services, Ltd........     6,766      5,041
   *   Nahar Polyfilms, Ltd.............................    24,000      4,918
       Natco Pharma, Ltd................................    94,555  1,120,444
       National Aluminium Co., Ltd......................    56,609     30,209
       Nava Bharat Ventures, Ltd........................    13,117     32,701
       Navneet Education, Ltd...........................   383,995    333,231
       NCC, Ltd......................................... 1,258,711    494,918
       NESCO, Ltd.......................................    38,589    483,011
       NIIT Technologies, Ltd...........................   244,363  1,583,264
       NIIT, Ltd........................................   167,888     70,282
       Nitin Fire Protection Industries, Ltd............   618,739    574,307
       Noida Toll Bridge Co., Ltd.......................   158,808     53,594
       Oberoi Realty, Ltd...............................   150,655    486,553
       OCL India, Ltd...................................    51,578    128,971
       OMAXE, Ltd.......................................   473,455    933,004
   *   Orchid Chemicals & Pharmaceuticals, Ltd..........    57,257     42,195

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   INDIA -- (Continued)
       Orient Cement Ltd................................   351,095 $  198,270
       Orient Paper & Industries, Ltd...................    99,559     22,491
       Oriental Bank of Commerce........................   583,289  1,637,749
       Orissa Minerals Development Co., Ltd.............     6,645    263,246
   *   Oswal Chemicals & Fertilizers....................    29,723     11,465
       Page Industries, Ltd.............................    19,446  1,767,793
   *   Panacea Biotec, Ltd..............................    45,996     70,357
   *   Parsvnath Developers, Ltd........................   602,762    226,793
       Peninsula Land, Ltd..............................   559,353    285,992
       Persistent Systems, Ltd..........................    72,523  1,127,741
   *   Peter England Fashions and Retail, Ltd...........       515        682
       Petronet LNG, Ltd................................   199,640    348,644
       Pfizer, Ltd......................................    20,384    339,642
       Phoenix Mills, Ltd...............................   158,394    512,367
       PI Industries, Ltd...............................    60,992    231,100
       Pidilite Industries, Ltd.........................   599,010  2,678,616
   *   Pipavav Defence & Offshore Engineering Co., Ltd.. 1,532,809    832,611
       Piramal Enterprises, Ltd.........................   237,828  2,124,391
   *   Plethico Pharmaceuticals, Ltd....................    68,473     42,144
       Polaris Financial Technology, Ltd................   374,406    809,623
       Praj Industries, Ltd.............................    78,749     55,355
       Prestige Estates Projects, Ltd...................   555,956  1,244,851
   *   Prime Focus, Ltd.................................   113,893     54,118
   *   Prism Cement, Ltd................................   594,068    227,043
       Procter & Gamble Hygiene & Health Care, Ltd......     4,185    208,856
       PTC India Financial Services, Ltd................   583,539    128,754
       PTC India, Ltd................................... 1,548,805  1,367,972
   *   Punj Lloyd, Ltd.................................. 1,344,331    603,291
       Punjab & Sind Bank...............................   252,456    178,739
       Radico Khaitan, Ltd..............................   488,266  1,198,884
       Rain Industries, Ltd.............................   546,486    317,686
       Rajesh Exports, Ltd..............................   106,849    132,971
       Rallis India, Ltd................................   547,387  1,428,505
       Ramco Cements, Ltd. (The)........................   423,183  1,089,909
       Raymond, Ltd.....................................   245,800  1,067,933
       Redington India, Ltd.............................   833,684    871,442
       REI Agro, Ltd.................................... 3,516,058    320,739
       Rolta India, Ltd.................................   724,825    742,907
       Ruchi Soya Industries, Ltd.......................   516,585    259,606
       S Mobility, Ltd..................................    70,822     32,301
       Sadbhav Engineering, Ltd.........................   115,302    156,132
       Sanofi India, Ltd................................    24,044  1,054,148
   *   Sanwaria Agro Oils, Ltd..........................   122,419     15,368
   *   Schneider Electric Infrastructure, Ltd...........   252,369    259,437
   *   Shipping Corp. of India, Ltd..................... 1,026,945    599,565
       Shoppers Stop, Ltd...............................   156,909    957,467
       Shree Cement, Ltd................................     2,747    194,693
       Shree Renuka Sugars, Ltd......................... 3,517,973  1,036,030
       Sintex Industries, Ltd........................... 1,160,888    639,791
   *   SITI Cable Network, Ltd..........................   246,036     78,390
       SJVN, Ltd........................................   530,895    176,811
       SKF India, Ltd...................................    76,599    783,614
       Sobha Developers, Ltd............................   342,053  1,460,581

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  INDIA -- (Continued)
      Solar Industries India, Ltd......................     25,815 $  371,951
      South Indian Bank, Ltd...........................  2,020,693    648,526
      SREI Infrastructure Finance, Ltd.................    223,216     75,429
      SRF, Ltd.........................................    115,329    380,949
  *   Star Ferro and Cement, Ltd.......................    137,796     33,883
      State Bank of Bikaner & Jaipur...................     68,999    331,180
  *   Sterling Biotech, Ltd............................    305,767     36,031
      Sterlite Technologies, Ltd.......................    745,823    253,868
      Strides Arcolab, Ltd.............................    338,221  2,037,816
      Styrolution ABS India, Ltd.......................     23,441    149,896
  *   Sun Pharma Advanced Research Co., Ltd............    683,215  1,765,032
      Sundaram Finance, Ltd............................     34,562    333,266
      Sundaram-Clayton, Ltd............................      3,890     26,252
      Sundram Fasteners, Ltd...........................    283,916    203,461
      Supreme Industries, Ltd..........................    179,633  1,225,407
      Supreme Petrochem, Ltd...........................    103,075     87,327
  *   Surana Industries, Ltd...........................     14,879     11,483
  *   Suzlon Energy, Ltd...............................  7,128,765  1,214,520
      Swaraj Engines, Ltd..............................      3,100     30,233
      Syndicate Bank...................................  1,134,602  1,533,747
      Tata Chemicals, Ltd..............................    421,074  1,768,921
      Tata Communications, Ltd.........................    499,439  2,198,885
      Tata Elxsi, Ltd..................................    155,165  1,024,187
      Tata Global Beverages, Ltd.......................  1,925,124  4,320,819
      Tata Investment Corp., Ltd.......................     26,714    166,669
  *   Tata Teleservices Maharashtra, Ltd...............  2,741,071    314,945
      Tech Mahindra, Ltd...............................    170,401  4,878,160
      Techno Electric & Engineering Co., Ltd...........     55,792    105,783
      Texmaco Rail & Engineering, Ltd..................    108,580     74,896
      Thermax, Ltd.....................................    210,007  2,117,662
      Time Technoplast, Ltd............................     99,668     55,223
      Timken India, Ltd................................     42,048    109,342
      Torrent Pharmaceuticals, Ltd.....................    364,010  3,146,697
      Torrent Power, Ltd...............................    414,832    632,168
      Trent, Ltd.......................................     44,342    766,847
      Triveni Turbine, Ltd.............................    179,367    160,269
      TTK Prestige, Ltd................................     31,862  1,678,840
      Tube Investments of India, Ltd...................    428,458  1,188,425
  *   Tulip Telecom, Ltd...............................     73,866      5,915
  *   TV18 Broadcast, Ltd..............................  3,211,499  1,041,675
      TVS Motor Co., Ltd...............................  1,379,292  1,704,668
      UCO Bank.........................................  1,508,995  1,597,192
      Uflex, Ltd.......................................     11,351     12,824
      Unichem Laboratories, Ltd........................    228,885    757,655
      Union Bank of India..............................    406,464    703,539
  *   Unitech, Ltd..................................... 12,550,150  2,529,981
      United Bank of India.............................    442,904    210,231
      UPL, Ltd.........................................  1,940,671  5,858,192
      Usha Martin, Ltd.................................    643,299    314,966
  *   Uttam Galva Steels, Ltd..........................     95,387     96,981
      V-Guard Industries, Ltd..........................     84,617    581,535
      VA Tech Wabag, Ltd...............................      1,177     10,120
      Vakrangee, Ltd...................................    405,409    570,066

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 INDIA -- (Continued)
 *   Vardhman Special Steels, Ltd.....................      15,258 $      3,742
     Vardhman Textiles, Ltd...........................      79,246      455,291
     Vesuvius India, Ltd..............................       1,802       12,491
     Videocon Industries, Ltd.........................     577,596    1,537,977
     Vijaya Bank......................................   1,144,972      674,573
     VIP Industries, Ltd..............................      74,251       72,408
     Voltas, Ltd......................................     993,937    1,684,625
     VST Industries, Ltd..............................      15,968      406,577
     WABCO India, Ltd.................................       8,387      245,851
     Welspun Corp., Ltd...............................     706,339      653,757
     Wockhardt, Ltd...................................      70,076      438,978
     Wyeth, Ltd.......................................      39,587      445,937
     Zensar Technologies, Ltd.........................     104,999      640,022
     Zuari Agro Chemicals, Ltd........................      42,970       94,024
     Zuari Global, Ltd................................      32,457       29,750
     Zydus Wellness, Ltd..............................      67,180      549,824
                                                                   ------------
 TOTAL INDIA..........................................              310,374,087
                                                                   ------------
 INDONESIA -- (3.1%)
     Ace Hardware Indonesia Tbk PT....................  32,168,700    1,988,869
     Adhi Karya Persero Tbk PT........................   8,423,000    1,228,031
 *   Agis Tbk PT......................................  12,930,500      467,157
     Agung Podomoro Land Tbk PT.......................  38,360,500      713,875
     AKR Corporindo Tbk PT............................  13,580,700    4,913,434
     Alam Sutera Realty Tbk PT........................  78,688,000    3,289,388
     Aneka Tambang Persero Tbk PT.....................  31,240,000    2,622,242
     Arwana Citramulia Tbk PT.........................  16,669,500    1,022,787
     Asahimas Flat Glass Tbk PT.......................     983,000      571,555
     Astra Graphia Tbk PT.............................   2,211,000      309,416
 *   Bakrie and Brothers Tbk PT....................... 319,498,500    1,308,348
 *   Bakrie Sumatera Plantations Tbk PT...............  69,505,000      283,682
 *   Bakrie Telecom Tbk PT............................  80,514,398       72,509
 *   Bakrieland Development Tbk PT.................... 204,925,750      838,764
     Bank Bukopin Tbk PT..............................  27,198,966    1,346,389
 *   Bank Pan Indonesia Tbk PT........................  16,708,000      914,415
     Bank Pembangunan Daerah Jawa Barat Dan Banten
       Tbk PT.........................................  17,063,200    1,278,870
 *   Bank Permata Tbk PT..............................     293,000       30,251
     Bank Tabungan Negara Persero Tbk PT..............  29,712,249    2,185,232
 *   Barito Pacific Tbk PT............................  11,044,500      333,666
 *   Benakat Integra Tbk PT........................... 107,856,300      944,512
 *   Berau Coal Energy Tbk PT.........................  33,496,900      514,343
 *   Berlian Laju Tanker Tbk PT.......................  35,106,366           --
     Bisi International PT............................   8,733,000      377,861
 *   Borneo Lumbung Energi & Metal Tbk PT.............  24,410,000      315,444
 *   Budi Starch & Sweetener Tbk PT...................   5,947,000       50,587
 *   Bumi Resources Minerals Tbk PT...................  10,804,900      199,630
     BW Plantation Tbk PT.............................  11,348,000    1,165,512
 *   Central Proteinaprima Tbk PT.....................  21,920,000       89,711
 *   Chandra Asri Petrochemical Tbk PT................      13,500        3,219
     Charoen Pokphand Indonesia Tbk PT................   6,120,000    2,064,459
     Ciputra Development Tbk PT.......................  63,915,780    4,463,425
     Ciputra Property Tbk PT..........................  20,227,200    1,116,822
     Ciputra Surya Tbk PT.............................   6,946,000      970,433

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
  INDONESIA -- (Continued)
  *   Citra Marga Nusaphala Persada Tbk PT.............  12,250,000 $3,321,601
      Clipan Finance Indonesia Tbk PT..................   1,482,000     51,161
  *   Darma Henwa Tbk PT...............................  72,303,600    296,084
  *   Davomas Abadi Tbk PT.............................  37,629,500         --
  *   Delta Dunia Makmur Tbk PT........................  15,433,000    118,168
      Elnusa Tbk PT....................................  13,312,400    442,701
  *   Energi Mega Persada Tbk PT....................... 229,631,000  1,333,117
  *   Erajaya Swasembada Tbk PT........................   5,677,100    553,980
  *   Ever Shine Textile Tbk PT........................   3,654,640     57,169
  *   Exploitasi Energi Indonesia Tbk PT...............  50,011,000  1,034,167
  *   Fajar Surya Wisesa Tbk PT........................     672,500     97,452
      Gajah Tunggal Tbk PT.............................  12,688,400  1,963,522
  *   Garda Tujuh Buana Tbk PT.........................     214,000     12,681
  *   Garuda Indonesia Persero Tbk PT..................  27,753,000  1,096,159
  *   Golden Eagle Energy Tbk PT.......................     503,900    239,930
  *   Gozco Plantations Tbk PT.........................  12,307,700    101,445
  *   Hanson International Tbk PT......................  46,299,400  2,261,800
      Harum Energy Tbk PT..............................   5,679,500  1,110,343
      Hexindo Adiperkasa Tbk PT........................   1,326,000    373,492
      Holcim Indonesia Tbk PT..........................   5,818,000    991,310
  *   Indah Kiat Pulp & Paper Corp. Tbk PT.............  18,979,900  1,993,390
      Indika Energy Tbk PT.............................  10,721,500    471,413
  *   Indo-Rama Synthetics Tbk PT......................     485,000     33,192
  *   Inovisi Infracom Tbk PT..........................   2,536,067    254,498
      Intiland Development Tbk PT......................  31,807,332    842,458
      Japfa Comfeed Indonesia Tbk PT...................  24,581,500  2,800,593
      Jaya Real Property Tbk PT........................   9,837,500    617,514
      Kawasan Industri Jababeka Tbk PT................. 128,889,045  2,153,579
  *   Krakatau Steel Persero Tbk PT....................  11,548,000    458,220
  *   Lippo Cikarang Tbk PT............................   3,179,900  1,451,249
      Malindo Feedmill Tbk PT..........................   7,671,000  2,048,303
      Matahari Putra Prima Tbk PT......................  12,819,128  2,109,035
      Mayora Indah Tbk PT..............................   3,284,750  7,296,283
      Medco Energi Internasional Tbk PT................  10,597,800  2,074,323
      Mitra Adiperkasa Tbk PT..........................   7,948,300  3,560,294
  *   Mitra International Resources Tbk PT.............   4,604,500     21,545
      MNC Investama Tbk PT............................. 126,889,400  3,118,362
      Modern Internasional Tbk PT......................   4,017,800    210,751
  *   Modernland Realty Tbk PT.........................  23,642,100    750,524
      Multipolar Corp. Tbk PT..........................  48,568,700  1,646,402
  *   Multistrada Arah Sarana Tbk PT...................   6,875,500    192,040
      Nippon Indosari Corpindo Tbk PT..................   4,844,200    419,189
  *   Nusantara Infrastructure Tbk PT..................  67,795,300  1,453,093
      Pabrik Kertas Tjiwi Kimia Tbk PT.................     557,500     82,129
      Pakuwon Jati Tbk PT..............................  81,293,100  2,035,075
  *   Pan Brothers Tbk PT..............................     434,700     13,667
  *   Panasia Indo Resources Tbk PT....................      79,000      2,620
  *   Panin Financial Tbk PT........................... 107,666,800  1,963,048
      Panin Insurance Tbk PT...........................   8,124,500    452,315
      Panin Sekuritas Tbk PT...........................      31,500      9,946
      Pembangunan Perumahan Persero Tbk PT.............  23,207,900  2,564,919
      Perusahaan Perkebunan London Sumatra Indonesia
        Tbk PT.........................................  22,913,000  3,093,684
      Petrosea Tbk PT..................................   3,520,500    387,686

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 INDONESIA -- (Continued)
 *   Polaris Investama Tbk PT.........................   2,730,500 $    312,095
 *   Polychem Indonesia Tbk PT........................   5,091,000       84,117
 *   PT Texmaco Jaya Tbk..............................      93,000           --
     Ramayana Lestari Sentosa Tbk PT..................  25,093,200    2,607,346
     Resource Alam Indonesia Tbk PT...................   2,489,000      348,965
     Salim Ivomas Pratama Tbk PT......................  15,955,900      945,122
 *   Samindo Resources Tbk PT.........................     475,750       18,313
     Sampoerna Agro PT................................   5,147,500      759,006
     Samudera Indonesia Tbk PT........................     142,500       33,698
     Selamat Sempurna Tbk PT..........................   5,414,500    1,377,382
 *   Sentul City Tbk PT............................... 208,336,000    2,641,106
     Sinar Mas Agro Resources and Technology Tbk PT...   1,037,460      601,239
 *   Sugih Energy Tbk PT..............................  76,271,600    2,785,975
     Summarecon Agung Tbk PT..........................  70,456,064    5,511,716
 *   Sunson Textile Manufacturer Tbk PT...............   2,325,500       15,228
     Surabaya Agung Industri Pulp & Kertas Tbk PT.....      64,500          396
 *   Surya Dumai Industri Tbk.........................   3,298,500           --
     Surya Semesta Internusa Tbk PT...................  30,722,000    1,689,021
 *   Suryainti Permata Tbk PT.........................   7,252,000           --
     Tiga Pilar Sejahtera Food Tbk....................  15,893,000    2,022,620
     Timah Persero Tbk PT.............................  16,438,000    1,721,798
 *   Tiphone Mobile Indonesia Tbk PT..................   7,052,100      403,444
     Total Bangun Persada Tbk PT......................  10,659,500      589,729
 *   Tower Bersama Infrastructure Tbk PT..............     380,100      192,899
 *   Trada Maritime Tbk PT............................  38,168,513    5,149,144
     Trias Sentosa Tbk PT.............................  38,725,600      916,244
 *   Trimegah Securities Tbk PT.......................   9,740,000       49,354
 *   Truba Alam Manunggal Engineering PT..............  21,316,500       87,291
     Tunas Baru Lampung Tbk PT........................  11,087,000      419,266
     Tunas Ridean Tbk PT..............................  13,838,000      683,139
 *   Ultrajaya Milk Industry & Trading Co. Tbk PT.....   3,595,500    1,371,465
     Unggul Indah Cahaya Tbk PT.......................      48,239        7,862
 *   Visi Media Asia Tbk PT...........................  14,541,400      323,651
     Wijaya Karya Persero Tbk PT......................  20,249,600    3,219,355
                                                                   ------------
 TOTAL INDONESIA......................................              136,920,445
                                                                   ------------
 ISRAEL -- (0.0%)
 *   Feuchtwanger Investments, Ltd....................       4,200           --
 *   Knafaim Holdings, Ltd............................      21,977       39,544
 *   Metis Capital, Ltd...............................         919           --
                                                                   ------------
 TOTAL ISRAEL.........................................      39,544
                                                                   ------------
 MACEDONIA -- (0.0%)
 *   Daeho International Corp.........................         543           --
 *   Hankook Synthetics, Inc..........................         550           --
 *   ZeroOne Interactive Co., Ltd.....................       3,200           --
                                                                   ------------
 TOTAL MACEDONIA......................................                       --
                                                                   ------------
 MALAYSIA -- (5.7%)
 *   Adventa Bhd......................................       4,600        1,391
     Aeon Co. M Bhd...................................   1,071,100    3,932,206
     Aeon Credit Service M Bhd........................      46,800      182,495

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  MALAYSIA -- (Continued)
      Affin Holdings Bhd...............................  1,147,100 $1,409,537
      Alam Maritim Resources Bhd.......................  3,550,800  1,523,140
      Allianz Malaysia Bhd.............................      3,600     12,845
      Amway Malaysia Hldgs Bhd.........................    399,300  1,452,932
  *   Ann Joo Resources Bhd............................  1,116,650    353,133
  *   Anson Perdana Berhad.............................     10,000         --
      APM Automotive Holdings Bhd......................    459,000    817,267
      Benalec Holdings BHD.............................  3,915,600  1,033,266
      Berjaya Assets BHD...............................    810,100    199,948
      Berjaya Corp. Bhd................................ 18,567,400  2,823,976
      Berjaya Land Bhd.................................  3,734,000    906,579
      BIMB Holdings Bhd................................  2,471,008  3,176,832
      Bintulu Port Holdings Bhd........................     25,900     57,197
      BLD Plantation Bhd...............................     21,400     56,135
      Bonia Corp. Bhd..................................     35,500     36,299
  *   Borneo Aqua Harvest Bhd..........................    849,700    319,049
  *   Boustead Heavy Industries Corp. Bhd..............      5,400      3,919
      Boustead Holdings Bhd............................    999,572  1,566,021
      Bursa Malaysia Bhd...............................  3,510,700  8,173,161
      Cahya Mata Sarawak Bhd...........................  1,079,000  2,391,662
      Can-One Bhd......................................    497,700    489,491
      Carlsberg Brewery Malaysia Bhd Class B...........  1,090,700  3,717,525
      Carotech Berhad..................................    230,650        276
      CB Industrial Product Holding Bhd................  1,242,620  1,235,423
      Chin Teck Plantations BHD........................     33,000     94,509
      Coastal Contracts Bhd............................  1,462,466  1,684,959
      CSC Steel Holdings Bhd...........................    564,800    215,739
  *   Cycle & Carriage Bintang BHD.....................     15,000     10,911
      Cypark Resources Bhd.............................  1,317,100    849,280
  *   D&O Green Technologies Bhd.......................    149,900     13,023
      Daibochi Plastic & Packaging Industry Bhd........     46,200     54,703
  *   Datuk Keramik Holdings Berhad....................     24,000         --
      Daya Materials Bhd............................... 14,243,100  1,714,782
      Dayang Enterprise Holdings Bhd...................  2,131,396  2,379,164
      DKSH Holdings Malaysia Bhd.......................     60,200    127,346
      DRB-Hicom Bhd....................................  6,773,700  5,455,572
      Dutch Lady Milk Industries BHD...................    140,200  1,972,295
      Eastern & Oriental Bhd...........................  5,843,700  3,363,537
      ECM Libra Financial Group Bhd....................    367,466    109,506
      Eng Kah Corp. Bhd................................     21,890     16,006
  *   Evergreen Fibreboard Bhd.........................  1,239,400    170,618
      Eversendai Corp. Bhd.............................  1,089,300    324,043
      Faber Group BHD..................................  1,699,700  1,315,623
      FAR East Holdings BHD............................     61,500    133,725
  *   Fountain View Development Berhad.................    808,200         --
      Fraser & Neave Holdings Bhd......................    121,700    670,480
      George Kent Malaysia BHD.........................     34,200     11,825
      Globetronics Technology BHD......................  1,731,760  1,697,551
      Glomac Bhd.......................................  2,731,700    894,149
  *   Golden Plus Holding BHD..........................    216,000         --
  *   Goldis BHD.......................................    586,677    349,663
  *   Green Packet Bhd.................................    919,400    106,922
      Guan Chong Bhd...................................    212,100     93,515

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  MALAYSIA -- (Continued)
      Guinness Anchor Bhd..............................    814,900 $3,443,489
      GuocoLand Malaysia Bhd...........................  1,309,200    396,723
      Hai-O Enterprise BHD.............................    722,380    546,673
      HAP Seng Consolidated Bhd........................  5,774,540  4,736,710
      Hap Seng Plantations Holdings Bhd................  1,608,500  1,310,972
      Hartalega Holdings Bhd...........................  1,461,900  3,106,651
      Hiap Teck Venture Bhd............................    600,500    131,505
  *   Ho Wah Genting BHD...............................  1,947,000    112,943
      Hock Seng LEE BHD................................  1,253,616    671,782
      Hong Leong Industries Bhd........................    605,900    977,026
      Hovid Bhd........................................    279,300     27,502
      Hua Yang Bhd.....................................  1,360,000    730,257
      HwangDBS Malaysia BHD............................    476,900    545,898
      IGB Corp. Bhd....................................  5,749,355  4,578,784
      IJM Land Bhd.....................................  3,337,500  2,471,586
      IJM Plantations Bhd..............................  1,645,600  1,576,905
      Inch Kenneth Kajang Rubber.......................  1,045,300    243,326
      Insas Bhd........................................  3,983,881    960,286
      Integrated Logistics Bhd.........................    207,115     47,988
      Integrax BHD.....................................    191,900    131,382
      Iris Corp. Bhd...................................  8,008,500    942,194
  *   JAKS Resources Bhd...............................  3,430,900    520,557
      Jaya Tiasa Holdings BHD..........................  2,034,127  1,383,274
      JCY International Bhd............................  4,164,400    825,757
      JobStreet Corp. Bhd..............................     53,400     40,363
      JT International Bhd.............................    554,100  1,079,812
  *   K&N Kenanga Holdings BHD.........................  1,205,860    208,093
  *   Karambunai Corp. Bhd.............................  4,654,100    103,179
      Keck Seng Malaysia Bhd...........................    828,150  1,523,086
      Kian JOO CAN Factory BHD.........................  1,893,880  1,787,732
      Kim Loong Resources Bhd..........................    292,760    225,350
      Kimlun Corp. Bhd.................................    727,000    389,617
  *   Kinsteel Bhd.....................................  1,427,600     63,752
      KLCC Property Holdings Bhd.......................    874,200  1,511,622
  *   KNM Group Bhd.................................... 10,552,050  1,938,415
      Kossan Rubber Industries.........................  3,543,700  4,475,924
      KPJ Healthcare Bhd...............................  6,458,025  6,489,932
  *   Kretam Holdings BHD..............................  2,361,000    383,193
  *   KSL Holdings BHD.................................  1,464,466    975,923
  *   KUB Malaysia BHD.................................  1,353,500    161,586
  *   Kulim Malaysia BHD...............................  2,437,000  2,329,873
  *   Kumpulan Europlus Bhd............................  2,356,500    829,242
      Kumpulan Fima BHD................................    897,450    517,846
      Kumpulan Perangsang Selangor Bhd.................  1,833,300    924,807
      Kwantas Corp. BHD................................    390,200    252,365
  *   Land & General BHD...............................  4,734,600    628,329
  *   Landmarks BHD....................................  1,458,600    448,511
      LBS Bina Group Bhd...............................  2,107,600    943,347
      Lingkaran Trans Kota Holdings Bhd................    999,500  1,187,571
  *   Lion Corp. Bhd...................................    374,800      7,875
      Lion Industries Corp. Bhd........................  3,189,100    664,615
      LPI Capital Bhd..................................    110,680    548,270
      Magnum Bhd.......................................  3,296,500  3,010,069

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  MALAYSIA -- (Continued)
      Mah Sing Group Bhd...............................  7,451,024 $4,594,557
      Malayan Flour Mills Bhd..........................  1,546,650    744,303
      Malaysia Building Society Bhd....................  2,011,950  1,288,978
  *   Malaysian Airline System Bhd..................... 31,866,900  2,871,078
      Malaysian Bulk Carriers Bhd......................  2,906,700  1,667,063
      Malaysian Pacific Industries Bhd.................    501,313    644,410
      Malaysian Resources Corp. Bhd.................... 10,516,349  4,784,020
  *   Mancon Berhad....................................     12,000         --
      MBM Resources BHD................................  1,177,196  1,175,468
      Media Chinese International, Ltd.................  3,466,400    976,144
      Media Prima Bhd..................................  6,973,103  4,980,481
      Mega First Corp. BHD.............................    404,800    263,829
  *   MEMS Technology Berhad...........................  1,917,000         --
      MHC Plantations Bhd..............................     22,300      6,975
      MK Land Holdings BHD.............................    775,500     91,137
      MKH BHD..........................................  1,207,592  1,095,147
      MNRB Holdings Bhd................................    717,300    762,318
      Mudajaya Group Bhd...............................  1,692,666  1,323,295
      Muhibbah Engineering M Bhd.......................  3,118,350  2,234,772
  *   Mulpha International Bhd......................... 12,525,100  1,559,464
      My EG Services Bhd...............................  2,910,000  2,316,346
      Naim Holdings Bhd................................  1,211,200  1,265,117
      NCB Holdings Bhd.................................  1,147,200  1,184,121
  *   Nikko Electronics Berhad.........................     36,600         --
      NTPM Holdings Bhd................................  1,823,580    452,723
      Oldtown Bhd......................................  1,818,250  1,068,835
      Oriental Holdings BHD............................    182,700    428,211
      OSK Holdings BHD.................................  2,997,470  1,444,643
      Pacific & Orient BHD.............................    231,100     94,065
      Padini Holdings Bhd..............................  3,273,600  1,567,753
      Panasonic Manufacturing Malaysia BHD.............    159,584    986,635
  *   Panglobal Berhad.................................     14,000         --
      Pantech Group Holdings Bhd.......................    597,900    159,767
      Paramount Corp. Bhd..............................    310,100    139,735
      Parkson Holdings Bhd.............................  2,574,300  2,254,389
  *   Pelikan International Corp. Bhd..................          1         --
  *   Perdana Petroleum Bhd............................  4,471,740  2,205,066
  *   Perisai Petroleum Teknologi Bhd..................  7,311,700  3,639,846
      Perusahaan Sadur Timah Malaysia Bhd..............      5,000      5,893
      Pharmaniaga Bhd..................................    286,060    365,185
      Pie Industrial BHD...............................    145,600    319,632
      PJ Development Holdings Bhd......................  1,895,200    790,817
      Pos Malaysia BHD.................................  2,861,100  4,785,758
      Press Metal Bhd..................................  1,190,100    831,835
      Prestariang Berhad...............................    753,100    662,926
  *   Prime Utilities Berhad...........................      3,000         --
      Protasco Bhd.....................................    457,600    192,719
      Puncak Niaga Holding Bhd.........................  1,353,220  1,189,198
      QL Resources Bhd.................................  2,636,220  3,147,249
      RCE Capital Bhd..................................  1,535,850    125,453
      Rimbunan Sawit Bhd...............................  2,896,000    669,969
      Salcon Bhd.......................................  3,804,900    736,046
      Sarawak Oil Palms Bhd............................    451,660    890,393

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   MALAYSIA -- (Continued)
       Sarawak Plantation Bhd...........................   106,600 $   81,159
       Scientex BHD.....................................   305,362    456,166
   *   Scomi Energy Services Bhd........................ 2,863,900    711,649
   *   Scomi Group Bhd.................................. 8,809,400    974,317
       SEG International BHD............................   279,800    125,590
       Selangor Dredging Bhd............................ 1,118,200    296,846
       Selangor Properties Bhd..........................   151,500    214,036
       Shangri-La Hotels Malaysia Bhd...................   357,100    743,083
       Shell Refining Co. Federation of Malaya Bhd......    30,000     58,290
       SHL Consolidated BHD.............................   277,400    168,248
       Southern Acids Malaysia BHD......................    41,000     45,626
       Star Publications Malaysia Bhd................... 1,431,000    934,208
       Subur Tiasa Holdings Bhd.........................   386,085    227,789
       Sunway Bhd....................................... 5,457,960  4,416,720
       Supermax Corp. Bhd............................... 5,402,500  4,694,773
       Suria Capital Holdings Bhd.......................   715,500    505,203
       Syarikat Takaful Malaysia Bhd....................   431,200  1,285,231
   *   Symphony Life Bhd................................   999,926    292,105
       Ta Ann Holdings Bhd..............................   945,208  1,159,366
       TA Enterprise Bhd................................ 8,580,600  1,906,844
       TA Global Bhd.................................... 5,561,240    489,120
       TAHPS Group Bhd..................................     4,000      7,589
       Tambun Indah Land BHD............................   280,100    120,762
       TAN Chong Motor Holdings BHD..................... 1,956,200  3,323,657
   *   Tanjung Offshore Bhd............................. 2,544,700    448,041
       Tasek Corp. Bhd..................................    75,900    318,553
       TDM BHD.......................................... 5,371,400  1,390,951
   *   Tebrau Teguh Bhd................................. 3,000,600  1,091,997
   *   TH Heavy Engineering Bhd......................... 8,049,600  2,208,491
       TH Plantations Bhd............................... 1,639,960    882,612
   *   Time dotCom Bhd.................................. 1,821,888  1,932,674
       Tiong NAM Logistics Holdings..................... 1,533,900    600,857
       Top Glove Corp. Bhd.............................. 3,116,760  5,116,420
       TRC Synergy Bhd..................................   155,520     25,256
       Tropicana Corp. Bhd.............................. 2,756,300  1,004,629
       TSH Resources Bhd................................ 2,469,400  2,071,685
       Uchi Technologies Bhd............................ 1,476,400    602,145
       Unisem M Bhd..................................... 4,669,690  1,308,702
       United Malacca Bhd...............................   396,150    818,444
       United Plantations BHD...........................   502,000  3,832,799
       UOA Development Bhd.............................. 2,911,400  1,608,151
       Uzma Bhd.........................................   173,300    305,263
       VS Industry Bhd..................................   344,026    147,274
       Wah Seong Corp. Bhd.............................. 2,280,235  1,309,121
       WCT Holdings Bhd................................. 5,982,740  3,719,192
       Wellcall Holdings Bhd............................    18,000     18,267
       Wing Tai Malaysia BHD............................   620,000    406,774
       WTK Holdings BHD................................. 2,633,500    977,505
       Yinson Holdings BHD..............................   722,900  1,598,091
       YNH Property Bhd................................. 1,513,898    823,263
       YTL E-Solutions BHD.............................. 3,485,600    626,178
   *   YTL Land & Development BHD....................... 1,286,200    345,588

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  MALAYSIA -- (Continued)
      Zhulian Corp. Bhd................................ 1,059,133 $    986,532
                                                                  ------------
  TOTAL MALAYSIA.......................................            248,519,216
                                                                  ------------
  MEXICO -- (4.5%)
  #   Alsea S.A.B. de C.V.............................. 3,840,155   11,453,849
      Arca Continental S.A.B. de C.V...................   696,201    3,826,659
  #*  Axtel S.A.B. de C.V.............................. 8,184,693    3,335,321
  #   Banregio Grupo Financiero S.A.B. de C.V.......... 1,338,896    7,328,188
  *   Bio Pappel S.A.B. de C.V.........................   478,143    1,111,877
  #   Bolsa Mexicana de Valores S.A.B. de C.V.......... 3,680,840    7,431,036
  #   Cia Minera Autlan S.A.B. de C.V. Series B........   836,953      653,967
  #   Compartamos S.A.B. de C.V........................ 3,957,362    7,145,977
  *   Consorcio ARA S.A.B. de C.V. Series *............ 6,752,323    2,660,740
  #   Controladora Comercial Mexicana S.A.B. de C.V....   281,025    1,066,189
      Corp. Actinver S.A.B. de C.V.....................    59,566       64,091
  #*  Corp. GEO S.A.B. de C.V. Series B................ 3,194,830       63,897
  #   Corp. Inmobiliaria Vesta S.A.B. de C.V........... 1,064,253    1,949,619
  *   Corp. Interamericana de Entretenimiento S.A.B.
        de C.V. Class B................................   960,372      588,833
  *   Corp. Mexicana de Restaurantes S.A.B. de C.V.....     1,323          564
      Corp. Moctezuma S.A.B. de C.V. Series *..........   861,300    2,511,642
      Corporativo Fragua S.A.B. de C.V.................         3           51
      Corporativo GBM S.A.B. de C.V....................    22,477       17,546
  #*  Desarrolladora Homex S.A.B. de C.V...............   885,235      241,596
  #*  Desarrolladora Homex S.A.B. de C.V. ADR..........    19,076       29,377
  *   Empaques Ponderosa SA de CV......................   206,000           --
  #*  Empresas ICA S.A.B. de C.V....................... 3,496,823    6,753,622
  #*  Empresas ICA S.A.B. de C.V. Sponsored ADR........   761,355    5,862,433
  *   Financiera Independencia S.A.B. de C.V...........   199,935       65,778
  #*  Genomma Lab Internacional S.A.B. de C.V. Class B. 7,354,004   18,145,815
  #*  Gruma S.A.B. de C.V. Class B..................... 1,690,397   13,776,976
  #*  Gruma S.A.B. de C.V. Sponsored ADR...............    33,070    1,078,082
  #*  Grupo Aeromexico S.A.B. de C.V...................   856,806    1,247,987
  #   Grupo Aeroportuario del Centro Norte S.A.B. de
        C.V............................................ 1,570,116    4,873,300
      Grupo Aeroportuario del Centro Norte S.A.B. de
        C.V. ADR.......................................     3,642       90,394
      Grupo Aeroportuario del Pacifico S.A.B. de C.V.
        ADR............................................    65,882    3,570,146
      Grupo Aeroportuario del Pacifico S.A.B. de C.V.
        Class B........................................ 1,963,634   10,704,991
      Grupo Aeroportuario del Sureste S.A.B. de C.V.
        ADR............................................    83,368    9,388,904
      Grupo Aeroportuario del Sureste S.A.B. de C.V.
        Class B........................................   577,543    6,500,490
      Grupo Cementos de Chihuahua S.A.B. de C.V........   822,000    2,421,624
  #   Grupo Comercial Chedraui S.A. de C.V.............   907,022    2,676,169
  #*  Grupo Famsa S.A.B. de C.V. Class A............... 1,682,548    2,636,923
      Grupo Financiero Interacciones S.A. de C.V.......    52,800      280,305
  #   Grupo Herdez S.A.B. de C.V. Series *............. 1,132,308    3,535,605
      Grupo Industrial Maseca S.A.B. de C.V. Class B...   592,181      871,401
      Grupo Industrial Saltillo S.A.B. de C.V..........   214,861      377,461
      Grupo KUO S.A.B. de C.V. Series B................   699,333    1,464,134
  #*  Grupo Pochteca S.A.B. de C.V.....................   547,728      646,675
      Grupo Posadas S.A.B. de C.V......................   198,900      356,188
  *   Grupo Qumma S.A. de C.V. Series B................   105,334           --
  #*  Grupo Simec S.A.B. de C.V. Series B..............   838,583    3,127,600
  #*  Grupo Simec S.A.B. de C.V. Sponsored ADR.........     5,180       57,446
  *   Grupo Sports World S.A.B. de C.V.................   304,575      455,473
      Industrias Bachoco S.A.B. de C.V. ADR............    16,497      699,143

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MEXICO -- (Continued)
 #   Industrias Bachoco S.A.B. de C.V. Series B.......    533,000 $  1,884,669
 #*  Industrias CH S.A.B. de C.V. Series B............  1,659,864    9,866,845
 *   Inmuebles Carso S.A.B. de C.V....................    340,447      338,818
 #*  Maxcom Telecomunicaciones S.A.B. de C.V..........    308,325       82,764
     Megacable Holdings S.A.B. de C.V.................    665,841    2,397,207
 #*  OHL Mexico S.A.B. de C.V.........................    621,477    1,523,720
 #   Organizacion Cultiba S.A.B. de C.V...............    480,672      837,780
 #*  Promotora y Operadora de Infraestructura S.A.B.
       de C.V.........................................  1,698,488   20,573,879
     Qualitas Controladora S.A.B. de C.V..............     12,200       31,380
 *   Sanluis Corp. S.A.B. de C.V......................      4,642           --
 *   Sanluis Corp. S.A.B. de C.V. Class B.............      4,642           --
 *   Sanluis Rassini S.A.P.I. de C.V. Series A........      3,300           --
 *   Savia SA Class A.................................    610,700           --
 #   TV Azteca S.A.B. de C.V..........................  7,770,129    4,909,346
 #*  Urbi Desarrollos Urbanos S.A.B. de C.V...........  2,371,991      208,928
     VALUE GRUPO FINANCIERO S.A.B. D COMMON STOCK NPV.      2,800       22,196
 *   Vitro S.A.B. de C.V. Series A....................    753,331    1,830,661
                                                                  ------------
 TOTAL MEXICO.........................................             197,654,277
                                                                  ------------
 PHILIPPINES -- (1.2%)
     A Soriano Corp...................................  3,430,211      491,287
     Aboitiz Equity Ventures, Inc.....................     59,620       68,204
     Alsons Consolidated Resources, Inc...............  3,647,000      106,663
     Atlas Consolidated Mining & Development..........  3,700,700    1,301,531
 *   Belle Corp....................................... 27,024,000    3,194,970
     Cebu Air, Inc....................................  1,101,140    1,201,002
     Cebu Holdings, Inc...............................  3,291,900      415,537
     Century Properties Group, Inc....................  9,491,000      271,430
     China Banking Corp...............................    657,192      849,746
     COL Financial Group, Inc.........................    130,900       47,161
 *   East West Banking Corp...........................    531,300      296,839
     EEI Corp.........................................  2,942,200      644,682
 *   Empire East Land Holdings, Inc................... 20,479,000      414,590
     Energy Development Corp..........................  1,379,400      159,763
     Filinvest Development Corp.......................  3,314,322      331,938
     Filinvest Land, Inc.............................. 81,484,577    2,353,599
     First Gen Corp...................................  9,017,700    3,110,199
     First Philippine Holdings Corp...................  1,828,370    2,568,579
 *   Ginebra San Miguel, Inc..........................    598,000      253,375
 *   Global-Estate Resorts, Inc....................... 12,112,000      358,236
     Jollibee Foods Corp..............................     12,098       40,464
     Lafarge Republic, Inc............................  1,946,382      386,108
     Leisure & Resorts World Corp.....................  1,053,240      163,793
 *   Lepanto Consolidated Mining...................... 38,640,000      354,309
     Lopez Holdings Corp.............................. 12,377,200    1,180,111
     Macroasia Corp...................................    447,500       29,510
     Manila Water Co., Inc............................  5,896,700    2,997,583
 *   Megawide Construction Corp.......................    971,000      257,045
     Megaworld Corp................................... 24,510,000    1,924,426
 *   Metro Pacific Corp. Series A.....................  1,827,193           --
     Pepsi-Cola Products Philippines, Inc.............  8,786,900      837,989
 *   Philex Petroleum Corp............................    287,100       51,942
 *   Philippine Bank of Communications................     14,726       19,992

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 PHILIPPINES -- (Continued)
 *   Philippine National Bank.........................   1,268,235 $ 2,368,053
 *   Philippine National Construction Corp............     173,000       3,508
     Philippine Savings Bank..........................     356,863   1,042,478
     Philippine Stock Exchange, Inc...................     111,252     736,485
     Philippine Townships, Inc........................     318,732      33,406
     Philodrill Corp.................................. 153,400,000     119,051
     Philtown Properties, Inc.........................     111,562         711
     Philweb Corp.....................................   3,070,740     534,366
     Phinma Corp......................................     135,549      37,348
     Phoenix Petroleum Philippines, Inc...............     892,880     102,671
     RFM Corp.........................................   8,590,268   1,004,591
     Rizal Commercial Banking Corp....................   2,031,440   1,940,601
     Robinsons Land Corp..............................   7,510,605   3,288,197
     San Miguel Pure Foods Co., Inc...................      63,200     322,505
     Security Bank Corp...............................   1,547,208   3,861,421
     Semirara Mining Corp.............................     403,920   2,851,511
     Shang Properties, Inc............................   1,448,970     102,848
     SM Prime Holdings, Inc...........................   3,396,145   1,159,710
     Trans-Asia Oil & Energy Development Corp.........   9,667,000     398,720
     Union Bank Of Philippines........................     732,480   2,023,835
 *   Universal Rightfield Property Holdings, Inc......   1,062,000          --
     Universal Robina Corp............................   1,083,055   2,819,130
     Vista Land & Lifescapes, Inc.....................  26,547,100   3,040,662
                                                                   -----------
 TOTAL PHILIPPINES....................................              54,474,411
                                                                   -----------
 POLAND -- (2.3%)
     ABC Data SA......................................      32,605      41,838
     Action SA........................................      13,461     210,923
 *   Agora SA.........................................     279,183     871,666
 *   Alchemia SA......................................     380,695     634,238
 *   Alior Bank SA....................................       6,294     175,586
     Amica Wronki SA..................................       4,595     164,638
 *   AmRest Holdings SE...............................      57,342   1,603,920
     Apator SA........................................      52,649     697,085
     Asseco Poland SA.................................     586,023   8,540,201
     ATM SA...........................................      64,541     237,091
 *   Bioton SA........................................          --          --
 *   Boryszew SA......................................  12,389,056   2,080,477
     Budimex SA.......................................      80,814   3,456,975
     CCC SA...........................................     112,156   4,229,832
 #*  CD Projekt Red SA................................     710,367   4,124,528
 *   Ciech SA.........................................     284,083   2,789,862
 *   Cinema City International NV.....................      53,690     578,501
 *   City Interactive SA..............................         740       2,992
     ComArch SA.......................................       2,740      73,150
 *   Cyfrowy Polsat SA................................      23,203     145,044
     Dom Development SA...............................       4,673      83,036
 #*  Eko Export SA....................................      36,696     471,218
     Elektrobudowa SA.................................       8,568     338,532
     Emperia Holding SA...............................      76,556   1,723,046
     Enea SA..........................................     135,577     537,477
     Eurocash SA......................................      56,937     739,170
     Fabryki Mebli Forte SA...........................      82,429   1,110,073

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  POLAND -- (Continued)
  *   Famur SA.........................................   350,412 $    554,399
  *   Farmacol SA......................................    50,868      950,642
      Firma Oponiarska Debica SA.......................    29,862      937,935
  #   Getin Holding SA................................. 2,597,756    3,328,616
  *   Getin Noble Bank SA.............................. 1,920,184    1,892,258
      Grupa Azoty SA...................................   102,926    1,708,501
      Grupa Kety SA....................................    43,241    2,950,435
  *   Grupa Lotos SA...................................   625,070    6,989,131
  #*  Hawe SA..........................................   846,548      905,371
  *   Impexmetal SA....................................   862,318      910,235
  *   Integer.pl SA....................................     3,939      362,064
  *   Inter Cars SA....................................    18,718    1,210,527
  #   Jastrzebska Spolka Weglowa SA....................    71,048    1,039,102
  *   Kernel Holding SA................................   230,383    2,777,487
      Kopex SA.........................................   214,308      910,211
  *   KRUK SA..........................................    19,296      503,953
  *   LC Corp. SA......................................   132,324       67,989
      Lentex SA........................................   178,538      458,175
      LPP SA...........................................     1,219    3,400,165
      Lubelski Wegiel Bogdanka SA......................   268,493   10,648,629
  *   MCI Management SA................................   225,220      691,963
  *   Midas SA......................................... 1,314,145      291,206
  *   Mostostal Zabrze Holding SA......................   116,051       78,721
  *   Netia SA......................................... 1,781,299    2,749,335
      Neuca SA.........................................    14,151    1,238,509
      Orbis SA.........................................   130,535    1,625,219
      Pelion SA........................................    47,515    1,332,086
  *   Pfleiderer Grajewo SA............................    26,312      223,137
  *   Polimex-Mostostal SA............................. 3,287,314      134,907
  *   Polnord SA.......................................    79,038      242,742
  *   Polski Koncern Miesny Duda SA.................... 1,420,232      378,611
  *   PZ Cormay SA.....................................   141,320      344,472
  *   Rafako SA........................................   289,263      582,400
  *   Rovese SA........................................ 2,130,455    1,402,230
  *   Stalexport Autostrady SA.........................   123,433       97,875
      Stalprodukt SA...................................     8,713      536,862
  *   Sygnity SA.......................................    52,622      335,721
      Synthos SA....................................... 1,256,884    2,015,866
  *   Trakcja SA....................................... 1,435,846      586,158
      TVN SA........................................... 1,367,212    6,731,270
  *   Vistula Group SA.................................   620,764      367,884
      Warsaw Stock Exchange............................   167,190    2,076,341
      Wawel SA.........................................       186       75,547
      Zaklady Chemiczne Police SA......................    76,751      423,620
  *   Zespol Elektrowni Patnow Adamow Konin SA.........     2,793       20,573
                                                                  ------------
  TOTAL POLAND.........................................            102,750,179
                                                                  ------------
  SOUTH AFRICA -- (7.0%)
      Adcock Ingram Holdings, Ltd......................   945,633    5,741,599
      Adcorp Holdings, Ltd.............................   443,143    1,238,743
      Advtech, Ltd..................................... 1,892,578    1,353,048
      Aeci, Ltd........................................   831,173    9,671,630
      Afgri, Ltd....................................... 1,539,432      930,195

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SOUTH AFRICA -- (Continued)
  #   African Bank Investments, Ltd.................... 4,805,683 $ 4,636,355
  #   African Oxygen, Ltd..............................   853,971   1,500,042
      Allied Electronics Corp., Ltd....................   194,270     406,898
  *   ArcelorMittal South Africa, Ltd..................   788,004   2,704,632
      Argent Industrial, Ltd...........................    37,236      17,013
  #   Astral Foods, Ltd................................   270,651   2,125,777
  *   Aveng, Ltd....................................... 3,212,008   6,803,007
      AVI, Ltd......................................... 2,687,799  12,464,144
      Barloworld, Ltd..................................   995,569   9,371,632
      Basil Read Holdings, Ltd.........................   325,585     219,465
      Bell Equipment, Ltd..............................   158,539     305,412
      Blue Label Telecoms, Ltd......................... 2,599,582   2,048,840
  *   Brait SE.........................................   586,473   2,537,200
      Business Connexion Group, Ltd.................... 1,486,408     694,092
  #   Capitec Bank Holdings, Ltd.......................   129,311   2,193,836
  #   Cashbuild, Ltd...................................   165,133   2,035,658
      Caxton and CTP Publishers and Printers, Ltd......    36,508      59,252
      City Lodge Hotels, Ltd...........................   252,832   2,915,306
      Clicks Group, Ltd................................ 2,182,174  11,199,361
      Clover Industries, Ltd...........................   664,206   1,061,946
  *   Consolidated Infrastructure Group, Ltd...........    50,704     100,220
      Coronation Fund Managers, Ltd.................... 1,516,921  10,896,580
  *   Corpgro, Ltd.....................................   241,136          --
      Cullinan Holdings, Ltd...........................   197,115      48,106
      Datacentrix Holdings, Ltd........................   641,400     244,741
      DataTec, Ltd..................................... 1,309,341   5,596,050
      Delta EMD, Ltd...................................    20,686       8,777
      Distell Group, Ltd...............................   250,943   3,185,301
      Distribution and Warehousing Network, Ltd........   258,997     217,005
      DRDGOLD, Ltd..................................... 2,685,729   1,052,047
      ElementOne, Ltd..................................   325,845     260,333
      EOH Holdings, Ltd................................   714,201   5,063,127
      Eqstra Holdings, Ltd............................. 1,785,379   1,112,828
  *   Evraz Highveld Steel and Vanadium, Ltd...........   147,184     222,185
  #   Famous Brands, Ltd...............................   372,869   3,361,878
      Foschini Group, Ltd. (The).......................   228,888   1,917,346
  #   Grand Parade Investments, Ltd....................   496,913     215,364
      Grindrod, Ltd.................................... 3,072,812   7,001,991
      Group Five, Ltd..................................   808,824   2,886,703
      Harmony Gold Mining Co., Ltd.....................   290,786     831,208
  #   Harmony Gold Mining Co., Ltd. Sponsored ADR...... 1,394,390   4,015,843
      Holdsport, Ltd...................................    86,443     318,934
      Hudaco Industries, Ltd...........................   229,223   2,187,118
  *   Hulamin, Ltd.....................................   516,167     298,994
      Iliad Africa, Ltd................................   233,033     124,732
      Illovo Sugar, Ltd................................ 1,763,937   4,270,791
      Invicta Holdings, Ltd............................    15,799     174,683
  *   JCI, Ltd......................................... 3,131,151          --
  #   JD Group, Ltd.................................... 1,068,597   2,709,363
      JSE, Ltd.........................................   669,088   4,989,434
      KAP Industrial Holdings, Ltd..................... 1,933,652     597,563
  #   Lewis Group, Ltd.................................   723,965   3,910,196
  *   Merafe Resources, Ltd............................ 5,558,867     499,971

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH AFRICA -- (Continued)
      Metair Investments, Ltd..........................   840,565 $  3,281,237
      Mpact, Ltd....................................... 1,063,497    2,387,974
  *   Murray & Roberts Holdings, Ltd................... 3,176,473    7,090,476
      Mustek, Ltd......................................   740,975      366,537
      Nampak, Ltd...................................... 2,740,692    8,591,505
  *   Northam Platinum, Ltd............................ 2,013,223    7,541,963
      Nu-World Holdings, Ltd...........................    28,894       52,253
      Oceana Group, Ltd................................   330,443    2,490,748
      Octodec Investments, Ltd.........................    10,288       16,815
      Omnia Holdings, Ltd..............................   500,493    9,291,249
      Peregrine Holdings, Ltd..........................   731,563    1,069,471
      Petmin, Ltd...................................... 1,215,428      215,181
  #   Pick n Pay Stores, Ltd...........................   856,714    3,507,199
      Pinnacle Holdings, Ltd........................... 1,141,564    2,200,644
      Pioneer Foods, Ltd...............................   563,991    4,482,696
      PPC, Ltd......................................... 3,882,810   10,412,378
      Premium Properties, Ltd..........................    34,094       50,599
      PSG Group, Ltd...................................   782,739    5,599,596
      Raubex Group, Ltd................................   751,024    1,546,809
  *   RCL Foods, Ltd...................................   481,527      700,582
      Resilient Property Income Fund, Ltd..............   495,636    2,328,558
      Reunert, Ltd..................................... 1,247,680    7,183,342
  *   Royal Bafokeng Platinum, Ltd.....................   263,339    1,485,177
      Santam, Ltd......................................   109,552    1,749,971
  *   Sappi, Ltd....................................... 4,214,089   13,042,212
  *   Sentula Mining, Ltd..............................   550,183       16,438
      Sibanye Gold, Ltd................................ 2,133,641    3,027,000
      Sibanye Gold, Ltd. Sponsored ADR.................   611,009    3,525,522
      Spar Group, Ltd. (The)...........................   974,225   10,520,444
      Spur Corp., Ltd..................................   528,530    1,486,923
  *   Stefanutti Stocks Holdings, Ltd..................   524,569      457,231
      Sun International, Ltd...........................   787,022    6,956,006
  *   Super Group, Ltd................................. 2,514,934    6,171,548
  *   Telkom SA SOC, Ltd............................... 2,029,722    5,529,532
  *   Times Media Group, Ltd...........................    82,884      144,996
  #   Tongaat Hulett, Ltd..............................   734,460    8,017,114
      Trencor, Ltd.....................................   830,412    5,373,574
      Tsogo Sun Holdings, Ltd..........................     2,955        6,900
      Value Group, Ltd.................................   363,719      167,636
      Wilson Bayly Holmes-Ovcon, Ltd...................   447,982    5,919,248
      Zeder Investments, Ltd........................... 2,935,832    1,080,058
                                                                  ------------
  TOTAL SOUTH AFRICA...................................            307,639,837
                                                                  ------------
  SOUTH KOREA -- (13.8%)
  #*  3S Korea Co., Ltd................................   110,238      429,917
  #   Able C&C Co., Ltd................................    39,551      984,355
  #*  Actoz Soft Co., Ltd..............................    23,002      778,814
  #*  Advanced Nano Products Co., Ltd..................    16,684      268,642
  #*  Advanced Process Systems Corp....................    98,230      846,304
  #   Aekyung Petrochemical Co., Ltd...................     6,167      314,153
  #   AfreecaTV Co., Ltd...............................    44,376      447,127
  #   Agabang&Company..................................   106,295      494,721
  #   Ahnlab, Inc......................................     2,096      120,477

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    *   AJ Rent A Car Co., Ltd...........................  16,770 $  218,928
    #   AK Holdings, Inc.................................  12,678    461,302
    #*  Aminologics Co., Ltd.............................  99,300    163,871
        Anapass, Inc.....................................  37,905    437,506
    *   Asia Cement Co., Ltd.............................   8,724    719,698
        ASIA Holdings Co., Ltd,..........................   4,277    553,016
    #   Asia Paper Manufacturing Co., Ltd................  20,770    376,804
    *   Asiana Airlines, Inc............................. 493,070  2,467,753
        AtlasBX Co., Ltd.................................  35,973  1,363,017
    *   AUK Corp......................................... 199,140    399,155
    #   Autech Corp......................................  45,433    262,072
    #*  Avaco Co., Ltd...................................  44,746    154,246
    #   Baiksan Co., Ltd.................................  58,310    289,732
    #*  Basic House Co., Ltd. (The)......................  37,960    894,836
    #*  BH Co., Ltd......................................  57,838    636,402
    #   BHI Co., Ltd.....................................  22,560    310,016
    #   Binggrae Co., Ltd................................  26,150  2,193,087
    #   Bioland, Ltd.....................................  43,535    507,359
    #   Biospace Co., Ltd................................  48,097    434,095
    #*  Biotoxtech Co., Ltd..............................  17,509     68,958
        Bluecom Co., Ltd.................................  19,650    269,907
    *   Bongshin Co., Ltd................................      64         --
        Bookook Securities Co., Ltd......................   7,410     81,715
    #*  Boryung Medience Co., Ltd........................  28,638    181,577
    #   Boryung Pharmaceutical Co., Ltd..................  23,013    691,106
        Bukwang Pharmaceutical Co., Ltd..................  81,519  1,048,220
        BYC Co., Ltd.....................................     710    124,113
    #   Byucksan Corp.................................... 139,530    353,624
    #*  CammSys Corp..................................... 176,838    363,511
    #   Capro Corp....................................... 108,980    563,228
    #*  Celltrion Pharm, Inc.............................  52,300    578,468
    #*  Chabio & Diostech Co., Ltd....................... 208,424  2,226,851
    #*  Charm Engineering Co., Ltd.......................  42,800     76,019
    *   Cheil Worldwide, Inc.............................  31,545    820,063
        Chemtronics Co., Ltd.............................  37,574    635,710
    #*  Chin Hung International, Inc..................... 199,911    294,168
    *   China Great Star International, Ltd.............. 266,117    452,450
    #*  China Ocean Resources Co., Ltd................... 324,810    943,235
    *   Choa Pharmaceutical Co...........................  53,419    188,007
    *   Chong Kun Dang Pharmaceutical Corp...............  34,126  2,212,682
    #   Chongkundang Holdings Corp.......................  13,205    558,235
    #   Choong Ang Vaccine Laboratory....................  16,852    223,280
        Chosun Refractories Co., Ltd.....................   2,777    200,116
    #   Chungdahm Learning, Inc..........................  17,619    212,674
    #   CJ CGV Co., Ltd..................................  63,320  2,844,223
    *   CJ E&M Corp......................................  94,096  2,943,654
    #   CJ Freshway Corp.................................   8,022    209,265
    #*  CJ Korea Express Co., Ltd........................  28,793  2,852,695
        CJ O Shopping Co., Ltd...........................   5,103  1,912,022
    #*  CJ Seafood Corp..................................  91,710    222,417
        CKD Bio Corp.....................................  12,620    192,745
    #*  CNK International Co., Ltd.......................  59,774    189,891
    #*  Com2uSCorp.......................................  33,128    707,720

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
   #   Cosmax, Inc......................................  49,340 $ 2,502,538
   #*  CosmoAM&T Co., Ltd...............................  20,020     115,452
   #*  Cosmochemical Co., Ltd...........................  47,000     304,235
       Credu Corp.......................................  11,472     474,424
   #   Crown Confectionery Co., Ltd.....................   3,089     952,338
   #*  CrucialTec Co., Ltd..............................  83,431     849,018
   #*  CTC BIO, Inc.....................................  69,173   1,183,250
   #*  CUROCOM Co., Ltd................................. 182,360     160,970
   #*  D.I Corp......................................... 126,500   1,311,913
   #   D.ID Corp........................................  68,169     211,112
       Dae Dong Industrial Co., Ltd.....................  56,620     331,305
       Dae Han Flour Mills Co., Ltd.....................   5,340     722,542
   #   Dae Hyun Co., Ltd................................ 108,890     223,774
       Dae Won Kang Up Co., Ltd......................... 113,914     717,457
   #*  Dae Young Packaging Co., Ltd..................... 329,600     222,574
   #   Dae-Il Corp......................................  45,790     189,145
   #*  Daea TI Co., Ltd................................. 304,300     463,408
   #   Daechang Co., Ltd................................ 311,170     282,319
   #   Daeduck Electronics Co........................... 168,597   1,218,140
   #   Daeduck GDS Co., Ltd.............................  92,186   1,372,171
   #   Daegu Department Store...........................  39,730     737,986
   #   Daehan Steel Co., Ltd............................  60,820     351,861
   #   Daehwa Pharmaceutical Co., Ltd...................  63,319     394,059
       Daekyo Co., Ltd..................................  72,780     504,385
   #*  Daekyung Machinery & Engineering Co., Ltd........ 139,260     212,850
       Daelim Trading Co., Ltd..........................  12,150      46,932
   #   Daesang Corp..................................... 116,870   3,829,661
       Daesang Holdings Co., Ltd........................  68,612     512,778
       Daesung Holdings Co., Ltd........................  18,044     155,771
   #   Daewon Pharmaceutical Co., Ltd...................  54,481     628,295
       Daewon San Up Co., Ltd...........................  22,325     176,304
       Daewoong Co., Ltd................................   3,947     147,244
       Daewoong Pharmaceutical Co., Ltd.................  23,245   1,616,360
   *   Dahaam E-Tec Co., Ltd............................   2,100       6,622
       Daishin Securities Co., Ltd...................... 198,340   1,403,255
   #*  Danal Co., Ltd...................................  10,675      88,734
   #   Daou Data Corp...................................  57,148     269,817
   #   Daou Technology, Inc............................. 167,950   2,456,372
   #*  Dasan Networks, Inc..............................  79,038     397,048
   #   Daum Communications Corp.........................  55,806   4,142,046
       Dawonsys Co., Ltd................................   7,204      50,035
   #   Dayou Automotive Seat Technology Co., Ltd........ 315,450     319,708
   #*  Deutsch Motors, Inc..............................  15,505      65,568
       DGB Financial Group, Inc......................... 682,483  10,568,715
       Digital Chosun Co., Ltd..........................   4,745       8,010
   #   Digital Power Communications Co., Ltd............  50,540     146,652
   #*  Digitech Systems Co., Ltd........................  68,918     217,308
   #*  DIO Corp.........................................  66,510     540,164
       Dong Ah Tire & Rubber Co., Ltd...................  23,935     454,275
   #*  Dong Yang Gang Chul Co., Ltd..................... 135,820     235,511
       Dong-A Socio Holdings Co., Ltd...................   9,385   1,112,361
   #   Dong-Ah Geological Engineering Co., Ltd..........  30,200     235,756
       Dong-Il Corp.....................................   3,402     164,397

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #   Dongaone Co., Ltd................................ 111,180 $  319,629
        Dongbang Agro Co.................................  10,840     64,348
    #   Dongbang Transport Logistics Co., Ltd............  75,370    164,809
        Dongbu CNI Co., Ltd..............................  20,390     86,753
    #*  Dongbu Corp......................................  41,240    114,847
    *   Dongbu HiTek Co., Ltd............................ 140,433    958,254
        Dongbu Securities Co., Ltd....................... 129,391    391,545
    #*  Dongbu Steel Co., Ltd............................ 118,046    356,156
        Dongil Industries Co., Ltd.......................   4,963    231,312
    #   Dongjin Semichem Co., Ltd........................ 133,403    467,088
    *   Dongkook Industrial Co., Ltd.....................  97,720    206,387
    #   DongKook Pharmaceutical Co., Ltd.................  17,428    559,505
    #   Dongkuk Steel Mill Co., Ltd...................... 188,990  2,128,597
    #   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.......  95,369    391,683
        Dongsuh Co., Inc.................................  28,699    434,767
    #   Dongsung Chemical Co., Ltd.......................   8,700    153,525
    #   Dongsung Holdings Co., Ltd.......................  82,800    456,354
    #   Dongsung Pharmaceutical Co., Ltd.................  35,980    128,214
    #   Dongwha Pharm Co., Ltd........................... 107,890    494,514
        Dongwon F&B Co., Ltd.............................   6,814    840,653
    #   Dongwon Industries Co., Ltd......................   5,912  1,614,215
    *   Dongwon Systems Corp.............................   4,921     39,259
        Dongyang E&P, Inc................................  10,828    179,542
    #   Dongyang Mechatronics Corp....................... 125,881  1,220,611
    #*  Doosan Engine Co., Ltd........................... 118,280    888,685
    #*  Doosan Engineering & Construction Co., Ltd.......  18,730    281,733
    #*  Doosan Infracore Co., Ltd........................ 192,320  2,309,067
    #   Dragonfly GF Co., Ltd............................  32,142    160,464
    #   DRB Holding Co., Ltd.............................  57,798    383,528
    *   Duksan Hi-Metal Co., Ltd.........................  66,011  1,085,624
    #   DuzonBIzon Co., Ltd.............................. 109,890  1,116,128
    #   e-LITECOM Co., Ltd...............................  34,066    535,858
        E1 Corp..........................................  13,832    860,632
    *   Eagon Industries Co., Ltd........................   6,060     86,513
    #   Easy Bio, Inc.................................... 180,267    724,496
    *   Ecopro Co., Ltd..................................  49,386    296,497
    #   EG Corp..........................................  20,136    370,576
    #*  ELK Corp.........................................  58,109    321,057
    #   EMKOREA Co., Ltd.................................  38,277    261,625
    #   ENF Technology Co., Ltd..........................  41,230    349,376
        Eo Technics Co., Ltd.............................  16,829    720,207
    #   Estechpharma Co., Ltd............................  37,423    306,337
    #*  ESTsoft Corp.....................................   7,299    115,579
        Eugene Corp...................................... 168,081    431,812
    *   Eugene Investment & Securities Co., Ltd.......... 247,273    474,565
    #   Eugene Technology Co., Ltd.......................  72,878  1,251,043
    #*  Farmsco..........................................  10,730    112,782
        Fila Korea, Ltd..................................  46,332  3,608,023
    #*  Finetex EnE, Inc.................................  86,393    213,797
    #   Firstec Co., Ltd................................. 164,190    280,180
    #*  Flexcom, Inc.....................................  53,658    520,729
    #*  Foosung Co., Ltd................................. 139,299    434,691
        Fursys, Inc......................................  14,315    411,329

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    *   GameHi Co., Ltd..................................  49,781 $  319,028
    #*  Gamevil, Inc.....................................  28,066  1,164,883
        Gaon Cable Co., Ltd..............................  10,754    209,784
    #*  Genexine Co., Ltd................................   3,715     99,756
    #*  Genic Co., Ltd...................................  21,400    344,393
        GIIR, Inc........................................  10,990     82,806
        Global & Yuasa Battery Co., Ltd..................  28,740  1,452,020
    #*  GNCO Co., Ltd.................................... 206,634    239,537
    #   Golfzon Co., Ltd.................................  63,123    965,055
    #   Grand Korea Leisure Co., Ltd..................... 150,160  5,745,469
    *   Green Cross Cell Corp............................   1,031     21,175
        Green Cross Corp.................................  33,326  4,068,466
        Green Cross Holdings Corp........................ 102,550  1,274,214
    *   Green Non-Life Insurance Co., Ltd................  22,357         --
    #   GS Engineering & Construction Corp............... 168,880  5,232,562
    #   GS Global Corp...................................  64,716    500,251
        GS Home Shopping, Inc............................   8,182  2,108,706
    #   GSretail Co., Ltd................................  60,080  1,422,525
    #   Gwangju Shinsegae Co., Ltd.......................   3,400    767,265
    #   Haesung Industrial Co., Ltd......................  11,901    621,502
    #   Halla Corp.......................................  75,562    343,923
    #   Halla Visteon Climate Control Corp...............  53,000  1,936,292
    #   Han Kuk Carbon Co., Ltd.......................... 138,853    975,675
    #*  Hana Micron, Inc.................................  33,609    182,198
        Hana Tour Service, Inc...........................   2,265    150,133
    #*  Hanall Biopharma Co., Ltd........................  92,648    342,258
    #   Handok, Inc......................................  31,380    504,499
    #   Handsome Co., Ltd................................  69,759  1,868,594
        Hanil Cement Co., Ltd............................  20,147  1,698,239
    #   Hanil E-Wha Co., Ltd............................. 111,930  1,729,202
    #* Hanjin Heavy Industries & Construction Co., Ltd.. 239,542 2,973,475 Hanjin Heavy Industries & Construction Holdings
          Co., Ltd.......................................  66,020    674,928
    #*  Hanjin P&C Co., Ltd.............................. 110,818    131,470
    #*  Hanjin Shipping Co., Ltd......................... 426,928  2,534,264
    #*  Hanjin Shipping Holdings Co., Ltd................  54,244    226,952
        Hanjin Transportation Co., Ltd...................  48,021  1,137,272
        Hankook Shell Oil Co., Ltd.......................   3,445  1,218,238
    *   Hankuk Glass Industries, Inc.....................  11,460    182,767
        Hankuk Paper Manufacturing Co., Ltd..............  11,500    277,135
    *   Hanmi Pharm Co., Ltd.............................  26,516  3,436,810
    #*  Hanmi Science Co., Ltd...........................  88,600  1,074,364
    #   Hanmi Semiconductor Co., Ltd.....................  53,050    539,202
    #   Hansae Co., Ltd..................................  79,796  1,515,493
        Hansae Yes24 Holdings Co., Ltd...................  56,991    294,457
    #   Hansol Chemical Co., Ltd.........................  48,160  1,233,543
    #   Hansol CSN....................................... 205,620    564,912
    #*  Hansol HomeDeco Co., Ltd......................... 276,470    496,079
        Hansol Paper Co.................................. 203,390  2,279,085
    #*  Hansol Technics Co., Ltd.........................  71,999  1,476,053
        Hanssem Co., Ltd.................................  49,360  2,398,917
        Hanwha Corp...................................... 148,570  4,999,654
    *   Hanwha General Insurance Co., Ltd................ 143,570    679,466
    *   Hanwha Investment & Securities Co., Ltd.......... 293,301    929,321

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
       Hanwha Timeworld Co., Ltd........................   8,190 $   237,259
   *   Hanyang Eng Co., Ltd.............................  38,214     223,571
       Hanyang Securities Co., Ltd......................  15,710      90,616
   #*  Harim Holdings Co., Ltd..........................  46,560     190,489
   #   Heung-A Shipping Co., Ltd........................ 447,027     554,795
   *   Heungkuk Fire & Marine Insurance Co., Ltd........  74,867     290,326
       High Tech Pharm Co., Ltd.........................  18,898     253,670
   #   Hite Jinro Co., Ltd.............................. 140,668   2,800,453
       Hitejinro Holdings Co., Ltd......................  36,750     392,929
       HMC Investment Securities Co., Ltd...............  90,880     775,764
   #   Hotel Shilla Co., Ltd............................ 161,958  11,631,159
   #   Huchems Fine Chemical Corp....................... 109,178   2,326,589
       Humax Co., Ltd...................................  56,311     609,005
   #   Huons Co., Ltd...................................  31,243   1,096,026
   #   Husteel Co., Ltd.................................  19,550     327,704
       Huvis Corp.......................................  63,290     601,512
   #   Huvitz Co., Ltd..................................  35,481     498,387
   #   Hwa Shin Co., Ltd................................  87,220     884,510
       Hwacheon Machine Tool Co., Ltd...................   4,979     237,612
       Hy-Lok Corp......................................  39,193     976,342
       Hyosung Corp..................................... 121,019   7,559,370
   *   Hyundai BNG Steel Co., Ltd.......................  51,160     716,858
       Hyundai Corp.....................................  58,941   1,821,014
   #   Hyundai Development Co........................... 299,750   6,758,443
   #*  Hyundai Elevator Co., Ltd........................  42,802   1,848,821
   #   Hyundai Engineering Plastics Co., Ltd............  93,890     608,170
   #   Hyundai Greenfood Co., Ltd....................... 232,990   3,912,476
       Hyundai Home Shopping Network Corp...............  28,927   4,877,305
       Hyundai Hy Communications & Networks Co., Ltd.... 125,660     660,952
       Hyundai Marine & Fire Insurance Co., Ltd.........  27,130     779,001
   #*  Hyundai Merchant Marine Co., Ltd................. 248,032   3,338,087
   #   Hyundai Mipo Dockyard............................   2,711     434,908
       Hyundai Securities Co., Ltd...................... 590,660   3,147,708
   #   Hyunjin Materials Co., Ltd.......................  65,164     406,453
   #*  HyVision System, Inc.............................  54,040     524,614
   *   ICD Co., Ltd.....................................  26,262     269,945
   #*  IHQ, Inc......................................... 102,820     234,878
   #   Il Dong Pharmaceutical Co., Ltd..................  46,965     695,377
   #   Iljin Display Co., Ltd...........................  13,638     171,864
   #   Iljin Electric Co., Ltd..........................  81,849     542,611
   #*  Iljin Materials Co., Ltd.........................  66,150     650,211
   #   Ilshin Spinning Co., Ltd.........................   6,835     731,807
   #   Ilsung Pharmaceuticals Co., Ltd..................   2,864     204,003
       Ilyang Pharmaceutical Co., Ltd...................  39,868     942,129
   #   IM Co., Ltd......................................  65,996     231,174
   #   iMarketKorea, Inc................................  88,230   2,386,949
   #   iMBC Co., Ltd....................................  51,282     197,642
   #*  Infinitt Healthcare Co., Ltd.....................  24,327     170,054
   #*  Infopia Co., Ltd.................................  36,952     464,237
   #*  Infraware, Inc...................................  73,042     695,542
   #*  InkTec Co., Ltd..................................  30,500     645,278
   #   Innochips Technology, Inc........................  19,183     191,992
   #   InnoWireless, Inc................................  21,995     257,732

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #*  Innox Corp.......................................  46,676 $  940,945
        Intelligent Digital Integrated Securities Co.,
          Ltd............................................  11,435    214,112
    #*  Interflex Co., Ltd...............................  43,389    825,872
        Intergis Co., Ltd................................   5,610     35,117
    #   Interojo Co., Ltd................................  34,343    683,152
    #   Interpark Corp................................... 158,768  2,023,814
        INTOPS Co., Ltd..................................  34,086    629,276
        Inzi Controls Co., Ltd...........................  45,990    193,477
    #   INZI Display Co., Ltd............................  64,622     97,786
    #*  IS Dongseo Co., Ltd..............................  52,132    801,644
    #   ISU Chemical Co., Ltd............................  57,600    656,506
    #   IsuPetasys Co., Ltd.............................. 140,580    770,241
    #   Jahwa Electronics Co., Ltd.......................  62,700  1,121,090
    #*  JB Financial Group Co., Ltd...................... 402,950  2,584,156
    #   JCEntertainment Corp.............................  33,920    679,919
    *   Jcontentree Corp.................................  96,061    292,450
        Jeil Pharmaceutical Co...........................  28,520    390,065
    #*  Jeju Semiconductor Corp..........................  33,053    121,668
        Jinro Distillers Co., Ltd........................     615     11,453
    #   Jinsung T.E.C....................................  70,489    359,008
    #   JNK Heaters Co., Ltd.............................  11,537     85,494
    #*  Joymax Co., Ltd..................................  21,192    443,870
    #*  Jusung Engineering Co., Ltd...................... 142,271    680,895
    #*  JVM Co., Ltd.....................................  15,235    770,015
        JW Holdings Co., Ltd............................. 175,620    403,310
        JW Pharmaceutical Corp...........................  43,765    655,400
    #   JW Shinyak Corp..................................  26,128     95,339
    #*  JYP Entertainment Corp...........................  70,159    290,796
    #   KC Cottrell Co., Ltd.............................  28,203    241,509
    #   KC Green Holdings Co., Ltd.......................  39,060    191,060
    #   KC Tech Co., Ltd................................. 123,092    630,410
    *   KCO Energy, Inc..................................     120         --
    #   KCP Co., Ltd.....................................  47,433    534,411
    *   Keangnam Enterprises, Ltd........................   5,833     24,270
    #*  KEC Corp......................................... 101,438     74,539
    #   KEPCO Engineering & Construction Co., Inc........  17,746  1,116,532
    #   KEPCO Plant Service & Engineering Co., Ltd.......  29,999  1,567,484
    #   Keyang Electric Machinery Co., Ltd...............  66,240    178,553
        KG Chemical Corp.................................  16,990    270,061
    #   Kginicis Co., Ltd................................  48,564    835,281
    #   KGMobilians Co., Ltd.............................  50,860    563,970
    #*  KH Vatec Co., Ltd................................  54,402  1,274,234
    #   KISCO Corp.......................................  18,970    471,666
        KISCO Holdings Co., Ltd..........................   2,292     86,394
        Kishin Corp......................................  49,420    345,194
        KISWIRE, Ltd.....................................  25,959    854,586
    #   KIWOOM Securities Co., Ltd.......................  60,791  3,079,953
    *   KMH Co., Ltd.....................................  42,510    347,392
    #*  KMW Co., Ltd.....................................  40,282    619,715
    #*  Koentec Co., Ltd................................. 194,086    384,826
    #   Koh Young Technology, Inc........................  42,489  1,151,230
    #   Kolao Holdings................................... 101,863  2,119,176
    #   Kolon Corp.......................................  34,739    520,375

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #*  Kolon Global Corp................................ 174,260 $  492,351
        Kolon Industries, Inc............................  85,903  4,017,919
    #   Kolon Life Science, Inc..........................  18,540    997,725
    *   Komipharm International Co., Ltd................. 113,564    806,338
    #   KONA I Co., Ltd..................................  38,594  1,343,814
        Kook Je Electric Korea Co., Ltd..................  21,581    359,351
    #   Kook Soon Dang Brewery Co., Ltd..................  18,197    105,327
        Korea Airport Service Co., Ltd...................   4,550    109,090
    #   Korea Cast Iron Pipe Industries Co., Ltd.........   8,530     29,536
    *   Korea Circuit Co., Ltd...........................  51,766    578,516
        Korea District Heating Corp......................  15,021  1,008,223
        Korea Electric Terminal Co., Ltd.................  28,750  1,107,714
        Korea Export Packaging Industrial Co., Ltd.......   4,840    100,517
    *   Korea Flange Co., Ltd............................  10,590    116,818
    #*  Korea Info & Comm................................  56,303    260,781
        Korea Investment Holdings Co., Ltd............... 159,550  5,839,210
    #   Korea Kolmar Co., Ltd............................  69,030  1,821,188
    #   Korea Kolmar Holdings Co., Ltd...................  33,913    445,622
    #*  Korea Petrochemical Ind Co., Ltd.................  14,789  1,030,881
    #   Korea United Pharm, Inc..........................  50,081    488,045
    *   Korean Air Lines Co., Ltd........................  77,730  2,475,016
    #   Korean Reinsurance Co............................ 440,485  4,628,892
    #   Kortek Corp......................................  42,574    569,789
    #   KPF..............................................  42,149    221,841
        KPX Chemical Co., Ltd............................   6,479    395,747
    #*  KSCB Co., Ltd....................................   7,972     29,105
    *   KT Hitel Co., Ltd................................  34,702    270,605
        KT Skylife Co., Ltd..............................  89,320  2,310,797
    #*  KTB Investment & Securities Co., Ltd............. 279,130    572,486
        Kukdo Chemical Co., Ltd..........................  18,632    896,721
    #   Kumho Electric Co., Ltd..........................  18,040    441,396
    #*  Kumho Industrial Co., Ltd........................   8,649     86,974
    #*  Kumho Tire Co., Inc.............................. 280,529  3,595,714
    #*  Kun Wha Pharmaceutical Co., Ltd..................   7,580    131,437
        Kunsul Chemical Industrial Co., Ltd..............  12,490    322,002
        Kwang Dong Pharmaceutical Co., Ltd............... 194,647  1,346,577
    #*  Kwang Myung Electric Engineering Co., Ltd........ 192,960    419,385
    *   Kyeryong Construction Industrial Co., Ltd........  10,030     79,544
        Kyobo Securities Co..............................  98,440    429,061
    #   Kyung Dong Navien Co., Ltd.......................  28,750    514,823
    #   Kyung-In Synthetic Corp..........................  81,020    303,452
        Kyungbang, Ltd...................................   2,539    264,378
        Kyungchang Industrial Co., Ltd...................  11,335    100,696
        KyungDong City Gas Co., Ltd......................  10,786    987,446
        Kyungdong Pharm Co., Ltd.........................  26,493    366,075
        Kyungnam Energy Co., Ltd.........................  78,800    459,149
    #   L&F Co., Ltd.....................................  37,532    284,544
    #*  LB Semicon, Inc.................................. 158,270    306,387
    #   LEENO Industrial, Inc............................  50,300  1,265,078
        LG Fashion Corp..................................  97,025  2,641,326
        LG Hausys, Ltd...................................  32,510  4,722,647
    #*  LG Innotek Co., Ltd..............................  55,586  4,369,029
    #   LG International Corp............................ 156,201  4,295,457

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   SOUTH KOREA -- (Continued)
   #*  LG Life Sciences, Ltd............................    51,993 $1,976,445
       LIG Insurance Co., Ltd...........................   199,300  5,832,813
       Livart Furniture Co., Ltd........................    47,160    586,231
   #   LMS Co., Ltd.....................................    24,098    407,414
   #   Lock & Lock Co., Ltd.............................   132,290  2,714,364
   #*  Logistics Energy Korea Co., Ltd..................   134,570    246,631
       Lotte Chilsung Beverage Co., Ltd.................     3,160  4,802,038
       Lotte Confectionery Co., Ltd.....................     2,641  4,601,585
       Lotte Food Co., Ltd..............................     3,776  2,754,887
   #   LOTTE Himart Co., Ltd............................    35,877  2,584,335
   *   Lotte Non-Life Insurance Co., Ltd................   113,024    353,593
       LS Corp..........................................    18,266  1,425,110
       LS Industrial Systems Co., Ltd...................    72,572  4,479,606
   #*  Lumens Co., Ltd..................................   180,215  1,850,348
       Macquarie Korea Infrastructure Fund.............. 1,514,061  8,483,144
   *   Macrogen, Inc....................................    26,706    765,967
   #   Maeil Dairy Industry Co., Ltd....................    40,992  1,624,888
   #   Mando Corp.......................................    60,934  6,806,256
   #*  Medifron DBT Co., Ltd............................   120,344    333,846
   #*  Medipost Co., Ltd................................     3,841    217,871
       Medy-Tox, Inc....................................    20,205  3,201,911
       MegaStudy Co., Ltd...............................    23,359  1,833,804
   #   Melfas, Inc......................................    80,390    686,220
       Meritz Financial Group Inc.......................   101,782    703,804
       Meritz Fire & Marine Insurance Co., Ltd..........   249,565  3,486,638
   #   Meritz Securities Co., Ltd....................... 1,043,095  1,723,603
       Mi Chang Oil Industrial Co., Ltd.................     2,078    138,777
       Mirae Asset Securities Co., Ltd..................   125,804  4,168,702
   #*  Mirae Corp.......................................   436,967    121,363
   *   Miwon Chemicals Co., Ltd.........................     1,890     59,603
   *   Miwon Commercial Co., Ltd........................       716    118,041
   *   Miwon Specialty Chemical Co., Ltd................     1,041    349,044
   #   MK Electron Co., Ltd.............................    86,407    336,317
   #   MNTech Co., Ltd..................................    86,871    501,520
   #   Modetour Network, Inc............................    53,178  1,148,748
       Monalisa Co., Ltd................................    68,050    147,932
       Moorim P&P Co., Ltd..............................   133,920    626,634
   *   Moorim Paper Co., Ltd............................    14,780     38,940
       Motonic Corp.....................................    56,730    602,932
   #   Muhak Co., Ltd...................................    17,259    298,429
       Namhae Chemical Corp.............................   120,134    842,465
       Namyang Dairy Products Co., Ltd..................     1,390  1,129,725
       National Plastic Co..............................    56,060    291,818
   #*  Neowiz Games Corp................................    65,519  1,026,510
   *   NEOWIZ HOLDINGS Corp.............................    24,844    284,501
   *   Neowiz Internet Corp.............................     1,092     10,359
   #   NEPES Corp.......................................    94,472    714,589
   #   Nexen Corp.......................................    33,168  2,412,676
   #   Nexen Tire Corp..................................   161,910  2,216,822
   #*  Nexolon Co., Ltd.................................    50,200     54,664
       NH Investment & Securities Co., Ltd..............   126,810    583,037
       NICE Holdings Co., Ltd...........................    49,440    637,131
       NICE Information Service Co., Ltd................     3,914     10,921

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #   NK Co., Ltd......................................  93,370 $  297,779
    #   Nong Shim Holdings Co., Ltd......................   8,834    688,957
        NongShim Co., Ltd................................  17,374  4,398,234
        Noroo Holdings Co., Ltd..........................   1,820     30,878
    #   OCI Materials Co., Ltd...........................  32,432    919,526
    #*  OPTRON-TEC, Inc..................................  75,216    645,513
    #*  Orientbio, Inc................................... 218,393    116,447
    #*  OSANGJAIEL Co., Ltd..............................  45,028    564,497
    #*  Osstem Implant Co., Ltd..........................  53,389  1,349,742
    #*  Osung LST Co., Ltd...............................  58,394     79,106
        Ottogi Corp......................................   5,962  2,194,508
    #   Paik Kwang Industrial Co., Ltd...................  63,931    168,763
    #   Pan-Pacific Co., Ltd.............................  79,976    196,030
    #*  PaperCorea, Inc.................................. 147,900     83,393
        Paradise Co., Ltd................................  30,135    767,392
    #   Partron Co., Ltd................................. 194,543  2,428,003
    #*  Pharmicell Co., Ltd.............................. 129,934    433,047
        Poongsan Corp.................................... 104,011  2,525,697
    #   Poongsan Holdings Corp...........................  16,717    454,999
    #   POSCO Chemtech Co., Ltd..........................   9,949  1,188,767
    *   POSCO Coated & Color Steel Co., Ltd..............   4,130     54,982
    #   Posco ICT Co., Ltd............................... 217,383  1,568,736
    #   Posco M-Tech Co., Ltd............................  82,983    434,446
    #*  Posco Plantec Co., Ltd...........................  55,310    318,789
    #*  Power Logics Co., Ltd............................ 112,474    419,199
    #*  PSK, Inc.........................................  58,750    567,543
        Pulmuone Holdings Co., Ltd.......................   4,811    343,806
    #   Pyeong Hwa Automotive Co., Ltd...................  59,253  1,151,949
    #*  Redrover Co., Ltd................................  93,761    808,508
        Reyon Pharmaceutical Co., Ltd....................  11,240    210,213
    #   RFsemi Technologies, Inc.........................  30,415    269,082
        RFTech Co., Ltd..................................   9,372    105,310
    #   Romanson Co., Ltd................................  10,658     93,507
    #   S&T Corp.........................................   5,003     77,542
        S&T Dynamics Co., Ltd............................ 129,682  1,443,821
    #   S&T Holdings Co., Ltd............................  21,808    313,113
        S&T Motiv Co., Ltd...............................  50,410  1,297,273
    #*  S&T Motors Co., Ltd.............................. 188,180    110,365
        S-1 Corp.........................................  68,527  4,971,479
    #   S-Energy Co., Ltd................................  37,010    399,067
    #   S-MAC Co., Ltd...................................  78,277    752,457
    #   Saeron Automotive Corp...........................   2,640     23,080
    #*  Sajo Industries Co., Ltd.........................  11,014    287,487
        Sam Young Electronics Co., Ltd...................  63,000    550,793
    #   Sam Yung Trading Co., Ltd........................  54,602    918,890
        Samchully Co., Ltd...............................  13,755  1,557,340
    #   SAMHWA Paints Industrial Co., Ltd................  14,510    155,791
    #   Samick Musical Instruments Co., Ltd.............. 245,620    480,047
    #   Samick THK Co., Ltd..............................  35,630    280,689
    #   Samjin Pharmaceutical Co., Ltd...................  59,596    903,746
    #   Samkwang Glass...................................  17,041    754,046
    #   Samlip General Foods Co., Ltd....................   9,750    546,806
    #   Samsung Fine Chemicals Co., Ltd..................  93,648  3,535,259

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES   VALUE++
                                                          ------- ----------
    SOUTH KOREA -- (Continued)
    #*  SAMT Co., Ltd....................................  59,654 $  122,805
    #   Samyang Foods Co., Ltd...........................  17,230    450,717
        Samyang Holdings Corp............................  20,208  1,292,479
        Samyang Tongsang Co., Ltd........................   1,760     42,385
    #   Samyoung Chemical Co., Ltd....................... 173,170    326,821
    #   Sangbo Corp......................................  49,604    555,580
    #*  Sapphire Technology Co., Ltd.....................  14,865    546,894
        Satrec Initiative Co., Ltd.......................   5,805     93,460
        SAVEZONE I&C Corp................................  24,070    112,340
        SBS Contents Hub Co., Ltd........................  21,793    311,058
    #   SBS Media Holdings Co., Ltd...................... 195,940    877,846
    #*  SBW.............................................. 340,780    217,096
    #   Seah Besteel Corp................................  65,015  1,425,327
        SeAH Holdings Corp...............................   4,622    401,359
        SeAH Steel Corp..................................  10,931    832,026
    #   Sebang Co., Ltd..................................  51,495    914,744
    #*  Seegene, Inc.....................................  35,613  1,979,115
    #   Sejong Industrial Co., Ltd.......................  48,360    732,479
        Sempio Foods Co..................................   7,350    167,289
    #*  Seobu T&D........................................  32,501    588,839
    #   Seohan Co., Ltd.................................. 411,355    639,860
    #*  Seohee Construction Co., Ltd..................... 728,878    421,469
    #   Seoul Semiconductor Co., Ltd.....................  36,969  1,577,018
        Seowon Co., Ltd..................................  19,640     30,527
    #   SEOWONINTECH Co., Ltd............................  45,291    579,282
    #*  Sewon Cellontech Co., Ltd........................ 124,121    292,557
        Sewon Precision Industry Co., Ltd................   1,680     42,685
    #   SEWOONMEDICAL Co., Ltd...........................  95,161    404,580
    #   SFA Engineering Corp.............................  43,987  1,851,122
    #*  SG Corp.......................................... 575,100    323,845
    #*  SH Energy & Chemical Co., Ltd.................... 375,570    250,256
        Shin Poong Pharmaceutical Co., Ltd............... 138,450    620,759
    *   Shine Co., Ltd...................................  29,263    258,713
    #*  Shinil Industrial Co., Ltd....................... 228,580    313,163
        Shinsegae Co., Ltd...............................  35,692  7,620,742
        Shinsegae Information & Communication Co., Ltd...   3,374    250,526
    #   Shinsegae International Co., Ltd.................   9,971    774,405
    #*  Shinsung Solar Energy Co., Ltd................... 225,762    240,425
    #*  Shinsung Tongsang Co., Ltd....................... 256,840    221,332
    *   Shinwha Intertek Corp............................   3,926      9,529
    *   Shinwon Corp.....................................  19,980     24,410
        Shinyoung Securities Co., Ltd....................  14,050    520,439
    #*  Signetics Corp................................... 166,628    341,408
    #   SIGONG TECH Co., Ltd.............................  67,831    198,864
    #   Silicon Works Co., Ltd...........................  48,203  1,022,413
    #   Silla Co., Ltd...................................  36,700    846,363
    #   Simm Tech Co., Ltd............................... 114,351    657,271
    #   SIMPAC, Inc......................................  73,030    481,507
        Sindoh Co., Ltd..................................  10,939    630,934
    #   SJM Co., Ltd.....................................  38,370    359,753
    *   SK Broadband Co., Ltd............................ 726,646  3,191,309
    #   SK Chemicals Co., Ltd............................  72,371  3,929,626
    #*  SK Communications Co., Ltd.......................  79,814    519,830

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   SOUTH KOREA -- (Continued)
       SK Gas Co., Ltd..................................    18,599 $1,253,661
       SK Networks Co., Ltd.............................   660,780  5,171,714
   *   SK Securities Co., Ltd........................... 1,344,790    891,116
   #   SKC Co., Ltd.....................................   103,527  2,963,665
   #   SL Corp..........................................    68,020  1,090,130
   #*  SM Culture & Contents Co., Ltd...................    89,525    224,711
   #*  SM Entertainment Co..............................    77,229  3,283,676
   #*  Solborn, Inc.....................................    30,223    103,193
   *   Solco Biomedical Co., Ltd........................    56,341     37,639
   #   Songwon Industrial Co., Ltd......................    74,660    658,057
   #*  Sonokong Co., Ltd................................    86,999    195,920
       Soulbrain Co., Ltd...............................    32,163  1,227,843
   *   Ssangyong Cement Industrial Co., Ltd.............    99,641    704,295
   #   Steel Flower Co., Ltd............................    29,816    144,630
   *   STS Semiconductor & Telecommunications...........   109,894    381,412
   #   STX Corp. Co., Ltd...............................    83,769    128,631
   #*  STX Engine Co., Ltd..............................   115,112    411,379
   *   STX Offshore & Shipbuilding Co., Ltd.............    80,856    399,222
   #*  STX Pan Ocean Co., Ltd...........................    17,111     68,269
   #   Suheung Capsule Co., Ltd.........................    32,370  1,080,108
       Sun Kwang Co., Ltd...............................    15,705    257,255
       Sung Kwang Bend Co., Ltd.........................    62,624  1,327,480
   *   Sungchang Enterprise Holdings, Ltd...............    23,520    381,649
   *   Sungshin Cement Co., Ltd.........................    50,270    329,108
       Sungwoo Hitech Co., Ltd..........................   128,611  1,839,507
       Sunjin Co., Ltd..................................    25,055    617,014
   #*  Sunny Electronics Corp...........................    69,360    287,199
   #*  Suprema, Inc.....................................    57,629  1,366,429
   #*  Synopex, Inc.....................................   261,562    393,151
       Tae Kyung Industrial Co., Ltd....................    33,700    149,178
       Taekwang Industrial Co., Ltd.....................     1,928  2,523,803
   #*  Taesan LCD Co., Ltd..............................     3,402      8,406
   #*  Taewoong Co., Ltd................................    45,326  1,109,827
       Taeyoung Engineering & Construction Co., Ltd.....   200,500  1,011,301
   #*  Taihan Electric Wire Co., Ltd....................   113,742    218,236
       Tailim Packaging Industrial Co., Ltd.............   141,790    259,904
   #   TCC Steel........................................    38,096    118,565
   *   Tera Resource Co., Ltd........................... 1,023,294     48,669
   #*  Tera Semicon Co., Ltd............................     1,725     26,999
       TES Co Ltd/Korea.................................    25,170    273,781
   #*  Theall Medi Bio..................................    45,340     95,369
   #*  Theragen Etex Co., Ltd...........................    50,167    300,625
   #*  TK Chemical Corp.................................   222,222    381,893
   #   Tong Yang Moolsan Co., Ltd.......................    22,590    173,065
       Tongyang Life Insurance..........................   192,400  1,947,760
       TONGYANG Securities, Inc.........................    12,966     28,540
   #*  Top Engineering Co., Ltd.........................    43,811    169,401
   #*  Toptec Co., Ltd..................................    39,069    460,965
   #   Tovis Co., Ltd...................................    49,833    253,865
   #*  Trais Co., Ltd...................................    69,289    180,101
   *   Trigem Computer, Inc.............................         1         --
   #   TS Corp..........................................    18,630    484,000
   #*  UBCare Co., Ltd..................................    58,297    159,960

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
      Ubiquoss, Inc....................................    33,174 $    261,413
  #*  Ubivelox, Inc....................................    15,537      242,414
  #   UI Display Co., Ltd..............................    34,401      317,344
  #   Uju Electronics Co., Ltd.........................    31,398      470,822
      Unid Co., Ltd....................................    17,354      964,078
      Union Steel......................................     8,052      112,408
  #*  Uniquest Corp....................................    16,050      219,076
  #*  Unison Co., Ltd..................................    99,851      235,750
  #   Value Added Technologies Co., Ltd................    39,778      474,897
  #*  VGX International, Inc...........................   134,370      172,958
  #   Vieworks Co., Ltd................................    37,657      868,990
  #   Visang Education, Inc............................    29,722      323,617
  #*  Webzen, Inc......................................    31,367      189,731
  #*  WeMade Entertainment Co., Ltd....................    33,045    1,292,491
  #   Whanin Pharmaceutical Co., Ltd...................    43,130      493,202
  #*  WillBes & Co. (The)..............................   269,780      248,522
  #*  WiSoL Co., Ltd...................................    53,318      483,490
  #*  WONIK CUBE Corp..................................    20,753       46,629
  #*  Wonik IPS Co., Ltd...............................   162,920    1,494,737
  #   Woojeon & Handan Co., Ltd........................    63,601      432,937
  *   Woongjin Chemical Co., Ltd.......................   121,710    1,217,123
  #*  Woongjin Energy Co., Ltd.........................   212,230      432,490
  *   Woongjin Holdings Co., Ltd.......................         1            3
  #*  Woongjin Thinkbig Co., Ltd.......................    74,779      480,946
  #   Wooree ETI Co., Ltd..............................   139,474      335,467
      Woori Financial Co., Ltd.........................    55,498    1,070,539
      Woori Investment & Securities Co., Ltd...........   617,082    5,207,257
  #*  Woori Investment Bank............................ 1,549,340      810,683
  #   WooSung Feed Co., Ltd............................    86,370      241,574
  #   Y G-1 Co., Ltd...................................    70,378      603,746
      YESCO Co., Ltd...................................    13,100      441,637
  #   YG Entertainment, Inc............................    27,822    1,547,646
  #   Yoosung Enterprise Co., Ltd......................    64,900      246,839
      YooSung T&S Co., Ltd.............................    23,393       37,469
      Youlchon Chemical Co., Ltd.......................    59,750      663,022
      Young Poong Corp.................................     2,389    2,712,385
  *   Young Poong Mining & Construction Corp...........     1,580           --
      Young Poong Precision Corp.......................    35,929      319,495
  #   Youngone Corp....................................   104,914    3,773,656
      Youngone Holdings Co., Ltd.......................    28,420    1,914,095
      Yuhan Corp.......................................    44,525    8,073,637
      YuHwa Securities Co., Ltd........................    13,060      143,926
  #*  Yungjin Pharmaceutical Co., Ltd..................   469,292      729,360
                                                                  ------------
  TOTAL SOUTH KOREA....................................            603,093,551
                                                                  ------------
  TAIWAN -- (14.1%)
  #   A-DATA Technology Co., Ltd....................... 1,078,000    2,422,716
      Ability Enterprise Co., Ltd...................... 1,749,076    1,110,478
      AcBel Polytech, Inc.............................. 1,849,599    1,917,877
      Accton Technology Corp........................... 2,461,763    1,329,993
  #   Ace Pillar Co., Ltd..............................   254,008      221,988
      ACES Electronic Co., Ltd.........................   421,000      364,093
      ACHEM TECHNOLOGY Corp............................   868,860      576,076

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TAIWAN -- (Continued)
   *   Acme Electronics Corp............................    99,295 $  163,095
   #   Acter Co., Ltd...................................   180,000    712,442
   *   Action Electronics Co., Ltd......................   761,635    161,606
       Actron Technology Corp...........................   263,150    928,949
   #   Adlink Technology, Inc...........................   473,985    735,282
   #   Advanced Ceramic X Corp..........................   222,000  1,016,082
       Advanced International Multitech Co., Ltd........   425,000    446,810
   #   Advancetek Enterprise Co., Ltd...................   638,917    766,569
   #*  AGV Products Corp................................ 2,428,801    722,040
   #   AimCore Technology Co., Ltd......................   245,589    291,391
       Airtac International Group.......................    19,260    173,762
   #   Alcor Micro Corp.................................   379,000    428,051
       ALI Corp......................................... 1,479,000  1,507,403
       Allis Electric Co., Ltd..........................    54,000     17,341
       Alltop Technology Co., Ltd.......................    54,000     47,527
       Alpha Networks, Inc.............................. 1,582,763  1,285,924
       Altek Corp....................................... 1,893,637  1,783,211
       Ambassador Hotel (The)........................... 1,385,000  1,345,613
   #   AMPOC Far-East Co., Ltd..........................   450,444    356,833
       AmTRAN Technology Co., Ltd....................... 4,067,951  2,623,069
       Anpec Electronics Corp...........................   577,000    436,595
   #   Apacer Technology, Inc...........................   541,576    504,012
       APCB, Inc........................................   719,000    456,979
   #   Apex Biotechnology Corp..........................   465,483  1,030,356
   #   Apex International Co., Ltd......................   255,000    334,820
   #   Apex Medical Corp................................   325,500    341,442
       Apex Science & Engineering.......................   140,907     84,770
       Arcadyan Technology Corp.........................   105,581    181,221
       Ardentec Corp.................................... 1,433,992  1,179,483
   *   Arima Communications Corp........................   911,719    419,688
   *   Asia Optical Co., Inc............................ 1,143,000  1,193,915
   #   Asia Plastic Recycling Holding, Ltd..............   289,726    849,600
       Asia Polymer Corp................................ 1,439,484  1,224,023
       Asia Vital Components Co., Ltd................... 1,548,058  1,006,633
   #   ASROCK, Inc......................................   192,000    729,137
       Aten International Co., Ltd......................   430,479  1,266,766
   #   Audix Corp.......................................   519,000    531,473
   #   AURAS Technology Co., Ltd........................    99,585     75,482
   #   Aurora Corp......................................   541,499  1,083,426
       AV Tech Corp.....................................   198,000    549,675
       Avermedia Technologies...........................   701,446    309,672
   *   Avision, Inc.....................................   729,000    237,968
       AVY Precision Technology, Inc....................   235,000    361,482
       Awea Mechantronic Co., Ltd.......................   137,200    186,948
       Bank of Kaohsiung................................ 1,946,054    608,440
       Basso Industry Corp..............................   581,000    573,903
   *   BenQ Materials Corp..............................   751,000    906,979
   #   BES Engineering Corp............................. 6,859,750  1,939,962
   #   Bin Chuan Enterprise Co., Ltd....................   172,542    121,512
       Bionet Corp......................................   191,000    273,490
   #   Biostar Microtech International Corp.............   865,975    403,219
   #   Boardtek Electronics Corp........................   783,000    899,226
   *   Bright Led Electronics Corp......................   601,520    358,483

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TAIWAN -- (Continued)
       C Sun Manufacturing, Ltd.........................   698,221 $  466,469
       Cameo Communications, Inc........................ 1,147,818    357,708
   #   Capella Microsystems Taiwan, Inc.................   161,598    572,734
   #   Capital Securities Corp.......................... 8,209,142  3,188,492
   #   Career Technology MFG. Co., Ltd.................. 1,388,000  1,450,271
   #   Carnival Industrial Corp......................... 1,753,000    489,507
       Cathay Chemical Works............................    30,000     17,923
       Cathay Real Estate Development Co., Ltd.......... 3,801,000  2,271,013
       Celxpert Energy Corp.............................   164,000     82,897
   *   Center Laboratories, Inc.........................   459,694    920,112
       Central Reinsurance Co., Ltd.....................   867,410    411,981
       ChainQui Construction Development Co., Ltd.......   360,083    292,848
   #   Chaintech Technology Corp........................   173,241    263,894
   *   Champion Building Materials Co., Ltd............. 1,757,851    723,733
   #   Chang Wah Electromaterials, Inc..................   206,673    570,669
       Channel Well Technology Co., Ltd.................    53,000     28,459
   #   Charoen Pokphand Enterprise......................   867,000    451,036
       Chaun-Choung Technology Corp.....................   330,000  1,110,004
       CHC Resources Corp...............................   329,348    737,236
       Chen Full International Co., Ltd.................   152,000    125,554
   #   Chenbro Micom Co., Ltd...........................   294,000    328,061
       Cheng Loong Corp................................. 4,169,383  1,958,118
       Cheng Uei Precision Industry Co., Ltd............ 1,982,331  4,203,618
   #*  Chenming Mold Industry Corp......................   610,437    444,117
   #   Chia Chang Co., Ltd..............................   547,000    689,502
   #*  Chia Hsin Cement Corp............................ 2,128,121  1,087,578
       Chien Kuo Construction Co., Ltd.................. 1,436,312    654,748
       Chilisin Electronics Corp........................   505,572    451,028
       Chime Ball Technology Co., Ltd...................   143,000    321,562
   #   Chimei Materials Technology Corp.................   698,000    919,298
   #   Chin-Poon Industrial Co., Ltd.................... 1,754,207  2,900,484
       China Chemical & Pharmaceutical Co., Ltd......... 1,394,000  1,046,421
   #   China Ecotek Corp................................   187,000    463,083
   #   China Electric Manufacturing Corp................ 1,435,900    639,668
       China General Plastics Corp...................... 1,636,640    857,951
       China Glaze Co., Ltd.............................   654,139    352,591
   *   China Man-Made Fiber Corp........................ 5,236,879  2,110,877
       China Metal Products............................. 1,312,003  1,602,831
       China Motor Corp.................................   586,609    543,952
   #   China Steel Chemical Corp........................   543,554  3,013,308
   #   China Steel Structure Co., Ltd...................   655,000    727,589
       China Synthetic Rubber Corp...................... 2,303,563  2,122,752
   *   China United Trust & Investment Corp.............   164,804         --
   #*  China Wire & Cable Co., Ltd......................   592,000    263,112
       Chinese Gamer International Corp.................    55,000     94,962
       Chinese Maritime Transport, Ltd..................   543,850    693,453
   #   Chong Hong Construction Co.......................   657,646  1,768,518
   *   Chou Chin Industrial Co., Ltd....................       825         --
       Chroma ATE, Inc.................................. 1,531,821  3,291,351
   *   Chun YU Works & Co., Ltd......................... 1,148,000    428,899
       Chun Yuan Steel.................................. 1,955,529    735,434
       Chung Hsin Electric & Machinery Manufacturing
         Corp........................................... 1,995,000  1,320,392
   *   Chung Hung Steel Corp............................ 3,863,979  1,089,506

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  *   Chung Hwa Pulp Corp..............................  2,616,031 $  795,361
      Chunghwa Chemical Synthesis & Biotech Co., Ltd...    256,000    422,414
  *   Chunghwa Picture Tubes, Ltd...................... 16,151,000    922,026
  *   Chyang Sheng Dyeing & Finishing Co., Ltd.........     45,000     24,298
  #   Cleanaway Co., Ltd...............................    173,000  1,058,308
      Clevo Co.........................................  2,044,200  4,212,530
  #*  CMC Magnetics Corp............................... 13,033,960  2,080,842
      CoAsia Microelectronics Corp.....................    472,500    239,517
      Collins Co., Ltd.................................    565,431    202,827
      Compeq Manufacturing Co., Ltd....................  4,826,000  2,683,049
  *   Concord Securities Corp..........................  1,491,000    425,996
      Continental Holdings Corp........................  1,959,067    701,470
      Coretronic Corp..................................  3,332,000  3,086,557
  *   Cosmo Electronics Corp...........................    184,137    218,017
  *   Cosmos Bank Taiwan...............................  1,044,926    549,968
  #   Coxon Precise Industrial Co., Ltd................    525,000    824,584
      Creative Sensor, Inc.............................     85,000     54,720
  #*  Crystalwise Technology, Inc......................    521,000    549,091
      CSBC Corp. Taiwan................................  1,909,610  1,228,418
      Cub Elecparts, Inc...............................      7,000     33,949
      CviLux Corp......................................    353,039    428,884
      Cyberlink Corp...................................    413,697  1,172,911
  #   CyberPower Systems, Inc..........................    211,000    483,696
      CyberTAN Technology, Inc.........................  1,260,779  1,316,262
      D-Link Corp......................................  2,875,665  1,820,604
      DA CIN Construction Co., Ltd.....................    910,711    813,571
  #*  Da-Li Construction Co., Ltd......................    459,220    517,199
      Dafeng TV, Ltd...................................    265,540    459,088
  #   Darfon Electronics Corp..........................  1,333,550    890,057
  #   Davicom Semiconductor, Inc.......................    351,888    251,343
  #   Daxin Materials Corp.............................    192,000    397,959
      De Licacy Industrial Co., Ltd....................     70,000     29,589
      Delpha Construction Co., Ltd.....................    991,931    384,367
      Depo Auto Parts Ind Co., Ltd.....................    497,000  1,880,379
  *   Der Pao Construction Co., Ltd....................    476,000         --
  #   DFI, Inc.........................................    164,524    188,253
      Dimerco Express Corp.............................    373,000    243,843
  #   DYNACOLOR, Inc...................................    224,000    523,751
  *   Dynamic Electronics Co., Ltd.....................  1,275,321    460,817
      Dynapack International Technology Corp...........    607,000  1,637,658
  #*  E Ink Holdings, Inc..............................  3,975,000  2,121,387
  #   E-Lead Electronic Co., Ltd.......................    307,942    614,678
      E-LIFE MALL Corp.................................    362,000    745,918
  *   E-Ton Solar Tech Co., Ltd........................  2,396,209  1,373,247
  *   Eastern Media International Corp.................  2,058,889    977,583
      Edimax Technology Co., Ltd.......................    850,108    355,480
  #   Edison Opto Corp.................................    435,000    520,946
  #   Edom Technology Co., Ltd.........................    172,776     85,550
  #   eGalax_eMPIA Technology, Inc.....................    220,255    648,669
  #   Elan Microelectronics Corp.......................  1,655,715  2,859,826
  #   Elite Advanced Laser Corp........................    360,000    882,801
      Elite Material Co., Ltd..........................  1,353,350  1,161,127
  #   Elite Semiconductor Memory Technology, Inc.......  1,242,200  1,460,119

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TAIWAN -- (Continued)
       Elitegroup Computer Systems Co., Ltd............. 1,987,833 $1,170,202
   #   eMemory Technology, Inc..........................   328,000  1,011,744
   #   ENG Electric Co., Ltd............................   671,580    583,536
       EnTie Commercial Bank............................ 1,833,603    890,306
   *   Episil Technologies, Inc.........................   873,000    287,297
       Eternal Chemical Co., Ltd........................ 3,361,794  3,141,554
   *   Etron Technology, Inc............................ 1,395,000    612,156
   *   Everest Textile Co., Ltd......................... 1,017,562    336,268
       Evergreen International Storage & Transport Corp. 2,516,000  1,691,713
       Everlight Chemical Industrial Corp............... 1,737,933  1,412,709
   #   Everlight Electronics Co., Ltd................... 1,685,000  4,005,444
   *   Everspring Industry Co., Ltd.....................   501,000    375,305
       Excelsior Medical Co., Ltd.......................   487,654    903,416
   #   Far Eastern International Bank................... 6,577,820  2,564,267
   #   Faraday Technology Corp.......................... 1,679,648  2,108,561
   *   Farglory F T Z Investment Holding Co., Ltd.......   142,000    118,479
       Federal Corp..................................... 2,183,666  1,642,496
       Feedback Technology Corp.........................   172,000    309,009
       Feng Hsin Iron & Steel Co........................ 1,688,100  2,888,430
       Feng TAY Enterprise Co., Ltd..................... 1,346,806  3,030,665
       Fine Blanking & Tool Co., Ltd....................    13,000     19,402
       Firich Enterprises Co., Ltd......................   176,719    707,307
   *   First Copper Technology Co., Ltd.................   929,000    321,819
       First Hotel......................................   720,212    465,221
       First Insurance Co., Ltd......................... 1,054,179    698,446
       First Steamship Co., Ltd......................... 1,788,218  1,104,008
   #   FLEXium Interconnect, Inc........................   812,839  2,445,966
       Flytech Technology Co., Ltd......................   418,838  1,410,506
       Forhouse Corp.................................... 1,902,635    721,382
       Formosa Advanced Technologies Co., Ltd...........   604,000    346,977
   #*  Formosa Epitaxy, Inc............................. 1,937,811  1,157,204
   #   Formosa International Hotels Corp................   158,243  1,746,515
   *   Formosa Laboratories, Inc........................   103,686    247,171
   #   Formosa Oilseed Processing.......................   304,567    113,391
       Formosa Optical Technology Co., Ltd..............   239,000    804,591
       Formosan Rubber Group, Inc....................... 2,028,000  1,860,230
   #   Formosan Union Chemical.......................... 1,222,218    585,186
   #   Fortune Electric Co., Ltd........................   502,078    295,062
       Founding Construction & Development Co., Ltd.....   895,317    564,650
   #   Foxlink Image Technology Co., Ltd................   619,000    413,787
   *   Froch Enterprise Co., Ltd........................   843,000    265,654
       FSP Technology, Inc..............................   810,887    805,629
       Fullerton Technology Co., Ltd....................   505,600    446,682
   *   Fulltech Fiber Glass Corp........................ 1,411,083    535,837
       Fwusow Industry Co., Ltd.........................   750,186    361,370
       G Shank Enterprise Co., Ltd...................... 1,056,013    796,615
   #   G Tech Optoelectronics Corp......................   798,000  1,009,396
   *   Gallant Precision Machining Co., Ltd.............    21,000      8,417
   #*  Gamania Digital Entertainment Co., Ltd...........   604,000    551,765
       GEM Terminal Industrial Co., Ltd.................    23,386     10,742
   #   Gemtek Technology Corp........................... 1,447,219  1,414,833
   #   General Plastic Industrial Co., Ltd..............   137,553    149,015
   #*  Genesis Photonics, Inc...........................   975,363    506,278

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  #   Genius Electronic Optical Co., Ltd...............    243,427 $  743,099
      Genmont Biotech, Inc.............................    242,000    333,118
  #   GeoVision, Inc...................................    223,527  1,307,261
      Getac Technology Corp............................  2,105,360  1,041,036
  #*  Giantplus Technology Co., Ltd....................    204,900     61,650
      Giga Solar Materials Corp........................     87,400  1,466,186
  #   Giga Solution Tech Co., Ltd......................    525,446    294,093
  #   Gigabyte Technology Co., Ltd.....................  2,532,800  3,342,545
  #*  Gigastorage Corp.................................  1,377,561  1,586,173
  #*  Gintech Energy Corp..............................  1,205,936  1,225,480
  *   Global Brands Manufacture, Ltd...................  1,376,359    494,973
      Global Lighting Technologies, Inc................    248,000    269,727
  #   Global Mixed Mode Technology, Inc................    381,000  1,066,536
  #   Global Unichip Corp..............................    398,000    982,420
  *   Globe Union Industrial Corp......................    809,944    534,465
      Gloria Material Technology Corp..................  2,195,565  1,620,020
  *   Gold Circuit Electronics, Ltd....................  2,165,227    519,245
      Goldsun Development & Construction Co., Ltd......  6,500,722  2,606,049
      Good Will Instrument Co., Ltd....................    200,703    124,877
  #   Gourmet Master Co., Ltd..........................    202,000  1,218,971
      Grand Pacific Petrochemical......................  4,244,000  3,073,324
  #   Grape King Industrial Co.........................    460,000  1,999,270
  #   Great China Metal Industry.......................    754,000    929,919
      Great Taipei Gas Co., Ltd........................  1,467,000  1,117,229
      Great Wall Enterprise Co., Ltd...................  1,939,057  1,676,629
  #*  Green Energy Technology, Inc.....................    977,457    971,858
  #*  GTM Corp.........................................    679,000    445,376
      Gudeng Precision Industrial Co., Ltd.............     39,200     68,555
      Hannstar Board Corp..............................  1,493,049    560,718
  #*  HannStar Display Corp............................ 10,217,495  3,475,273
  *   HannsTouch Solution, Inc.........................  3,934,130  1,185,124
  *   Harvatek Corp....................................    728,623    390,106
  #   Hey Song Corp....................................  1,407,750  1,459,990
  #   Hi-Clearance, Inc................................    104,000    305,871
      Hiroca Holdings, Ltd.............................     12,100     43,540
  *   HiTi Digital, Inc................................    168,467    175,436
      Hitron Technology, Inc...........................    991,213    557,870
  *   Hiyes International Co., Ltd.....................      5,043      8,988
      Ho Tung Chemical Corp............................  3,549,191  1,660,415
  *   Hocheng Corp.....................................  1,275,700    424,172
      Hold-Key Electric Wire & Cable Co., Ltd..........    205,908     65,208
  #   Holiday Entertainment Co., Ltd...................    248,800    296,626
  #   Holtek Semiconductor, Inc........................    829,000  1,574,819
      Holy Stone Enterprise Co., Ltd...................  1,020,728  1,415,529
      Hong Ho Precision Textile Co., Ltd...............     40,000     38,966
      Hong TAI Electric Industrial.....................  1,201,000    392,269
      Hong YI Fiber Industry Co........................     75,652     26,059
      Horizon Securities Co., Ltd......................  1,910,000    644,971
  #   Hota Industrial Manufacturing Co., Ltd...........    859,471  1,290,537
  *   Howarm Construction Co., Ltd.....................    683,811    584,245
      Hsin Kuang Steel Co., Ltd........................  1,317,443    834,705
  #   Hsin Yung Chien Co., Ltd.........................    151,000    400,629
      Hsing TA Cement Co...............................    620,000    241,758

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TAIWAN -- (Continued)
   #   Hu Lane Associate, Inc...........................   257,866 $  734,391
       HUA ENG Wire & Cable............................. 2,359,565    887,583
   *   Hua Yu Lien Development Co., Ltd.................     3,701      6,469
       Huaku Development Co., Ltd....................... 1,128,816  2,765,680
       Huang Hsiang Construction Co.....................   568,800    915,997
       Hung Ching Development & Construction Co., Ltd...   449,000    262,877
       Hung Poo Real Estate Development Corp............ 1,293,185  1,247,476
       Hung Sheng Construction Co., Ltd................. 2,545,400  1,870,755
   #   Huxen Corp.......................................   268,244    438,566
   *   Hwa Fong Rubber Co., Ltd.........................   759,010    488,303
   #   I-Chiun Precision Industry Co., Ltd..............   924,313    587,973
   #   I-Sheng Electric Wire & Cable Co., Ltd...........   547,000    762,860
       Ibase Technology, Inc............................   433,719    649,808
   #   Ichia Technologies, Inc.......................... 1,679,000    990,179
   #   ICP Electronics, Inc.............................   950,565  1,644,829
   #   ILI Technology Corp..............................   302,383    547,512
       Infortrend Technology, Inc.......................   864,163    531,501
   *   Inotera Memories, Inc............................ 4,340,000  3,335,789
       Insyde Software Corp.............................   107,000    179,894
   #   Integrated Memory Logic, Ltd.....................   263,001    581,803
       International Games System Co., Ltd..............   299,000    549,833
       ITE Technology, Inc..............................   619,095    532,729
       ITEQ Corp........................................ 1,193,614  1,257,642
   #*  J Touch Corp.....................................   601,000    528,143
   *   Janfusun Fancyworld Corp.........................   823,564    157,958
   *   Jenn Feng New Energy Co., Ltd....................   286,000     98,692
   #   Jentech Precision Industrial Co., Ltd............   290,868    784,842
       Jess-Link Products Co., Ltd......................   776,900    829,959
       Jih Sun Financial Holdings Co., Ltd.............. 2,960,142    864,130
   #   Johnson Health Tech Co., Ltd.....................   294,221    793,872
       K Laser Technology, Inc..........................   228,000    136,665
       Kang Na Hsiung Enterprise Co., Ltd...............   489,020    271,942
       Kao Hsing Chang Iron & Steel.....................   509,600    231,614
       Kaori Heat Treatment Co., Ltd....................   341,210    741,352
       Kaulin Manufacturing Co., Ltd....................   664,330    492,011
   #   KD Holding Corp..................................    40,000    244,458
       KEE TAI Properties Co., Ltd...................... 1,903,473  1,174,040
   *   Kenmec Mechanical Engineering Co., Ltd...........   842,000    397,166
       Kerry TJ Logistics Co., Ltd...................... 1,609,000  2,262,665
       Keysheen Cayman Holdings Co., Ltd................     2,000      3,913
       King Slide Works Co., Ltd........................   241,550  2,638,748
       King Yuan Electronics Co., Ltd................... 5,488,979  3,749,646
       King's Town Bank................................. 3,714,701  3,617,893
   #*  King's Town Construction Co., Ltd................   929,210    889,647
   #   Kingdom Construction Co.......................... 1,646,000  1,663,426
       Kinik Co.........................................   594,000  1,512,771
   #   Kinko Optical Co., Ltd...........................   747,000    736,137
       Kinpo Electronics................................ 5,249,157  1,945,256
   #   KMC Kuei Meng International, Inc.................    35,875    131,736
   #   KS Terminals, Inc................................   407,482    489,491
   #   Kung Long Batteries Industrial Co., Ltd..........   308,000    791,245
   #   Kung Sing Engineering Corp....................... 1,486,000    695,328
   #   Kuo Toong International Co., Ltd.................   649,000    942,052

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  #   Kuoyang Construction Co., Ltd....................  2,228,384 $1,380,511
      Kwong Fong Industries............................  1,305,760    815,115
      KYE Systems Corp.................................  1,372,903    551,419
      L&K Engineering Co., Ltd.........................    623,048    565,479
      LAN FA Textile...................................    826,933    252,963
      Laser Tek Taiwan Co., Ltd........................     46,504     28,011
      LCY Chemical Corp................................    441,383    560,186
      Leader Electronics, Inc..........................    653,000    326,742
  #   Leadtrend Technology Corp........................    162,086    203,369
      Lealea Enterprise Co., Ltd.......................  3,260,542  1,157,472
      Ledtech Electronics Corp.........................    207,000    147,750
  #   LEE CHI Enterprises Co., Ltd.....................    886,000    482,508
  #*  Leofoo Development Co............................  1,394,000    573,343
      LES Enphants Co., Ltd............................    850,754    593,754
  #   Lextar Electronics Corp..........................  1,179,500  1,280,384
  *   Li Peng Enterprise Co., Ltd......................  2,720,388  1,237,640
  #   Lian HWA Food Corp...............................    312,289    385,888
      Lien Hwa Industrial Corp.........................  2,446,676  1,552,193
      Lingsen Precision Industries, Ltd................  1,727,506    978,589
      Lite-On Semiconductor Corp.......................  1,454,730    928,961
  #   Long Bon International Co., Ltd..................  1,495,945    808,607
  #   Long Chen Paper Co., Ltd.........................  2,107,239  1,089,604
      Longwell Co......................................    539,000    498,057
      Lotes Co., Ltd...................................    273,778    619,391
  #*  Lucky Cement Corp................................    677,000    180,631
  #   Lumax International Corp., Ltd...................    448,769  1,085,553
  #   Macroblock, Inc..................................    141,000    364,297
  #*  Macronix International........................... 17,113,481  3,768,499
      MacroWell OMG Digital Entertainment Co., Ltd.....     38,000    115,963
      Mag Layers Scientific-Technics Co., Ltd..........      7,337     10,544
      Makalot Industrial Co., Ltd......................    683,202  3,343,295
      Marketech International Corp.....................    612,000    362,945
      Masterlink Securities Corp.......................  4,448,000  1,519,505
      Mayer Steel Pipe Corp............................    842,567    374,042
      Maywufa Co., Ltd.................................    170,322     82,837
  *   Medigen Biotechnology Corp.......................    170,290  1,128,894
      Meiloon Industrial Co............................    393,809    251,382
      Mercuries & Associates, Ltd......................  1,478,991    973,435
      Merry Electronics Co., Ltd.......................    966,169  5,551,672
      Micro-Star International Co., Ltd................  3,332,075  2,898,970
  *   Microbio Co., Ltd................................  1,664,607  1,664,251
  *   Microelectronics Technology, Inc.................    739,019    448,897
      Microlife Corp...................................    167,600    446,984
      MIN AIK Technology Co., Ltd......................    674,316  3,830,231
  #   Mirle Automation Corp............................    698,009    617,255
  *   Mitac Holdings Corp..............................  2,729,000  2,328,477
  *   Mosel Vitelic, Inc...............................  1,924,014    396,730
  *   Motech Industries, Inc...........................  1,592,000  2,808,881
      MPI Corp.........................................    320,000    826,279
  #   Nak Sealing Technologies Corp....................    248,954    723,222
  #   Namchow Chemical Industrial Co., Ltd.............    760,000  1,079,214
  *   Nan Kang Rubber Tire Co., Ltd....................  2,218,952  2,689,043
  *   Nan Ren Lake Leisure Amusement Co., Ltd..........    917,000    425,966

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TAIWAN -- (Continued)
   #*  Nan Ya Printed Circuit Board Corp................ 1,197,000 $1,423,080
       Nantex Industry Co., Ltd......................... 1,232,844    790,616
   *   Nanya Technology Corp............................ 2,566,000    418,936
       National Petroleum Co., Ltd......................   763,824    735,585
   *   Neo Solar Power Corp............................. 2,859,187  3,336,782
       Netronix, Inc....................................   319,000    765,259
       New Asia Construction & Development Corp.........   732,835    183,084
       New Era Electronics Co., Ltd.....................   380,000    516,314
   *   Newmax Technology Co., Ltd.......................   370,009    804,085
       Nexcom International Co., Ltd....................   232,257    187,786
       Nichidenbo Corp..................................   451,340    409,693
   #   Nien Hsing Textile Co., Ltd...................... 1,173,436  1,162,107
       Nishoku Technology, Inc..........................   124,000    204,413
       Nuvoton Technology Corp..........................   308,000    263,836
       O-TA Precision Industry Co., Ltd.................    17,000     10,912
   *   Ocean Plastics Co., Ltd..........................   812,200    980,960
   *   Oneness Biotech Co., Ltd.........................    77,000    102,654
       OptoTech Corp.................................... 2,758,886  1,327,220
   *   Orient Semiconductor Electronics, Ltd............ 2,708,000    577,619
   #   Oriental Union Chemical Corp..................... 2,859,267  2,850,325
   #   Orise Technology Co., Ltd........................   343,000    459,469
       P-Two Industries, Inc............................    49,000     23,220
   #   Pacific Construction Co..........................   950,921    303,890
   *   Pan Jit International, Inc....................... 1,533,541    710,022
   #   Pan-International Industrial Corp................ 1,761,331  1,341,898
       Parade Technologies, Ltd.........................    50,401    356,340
   #   Paragon Technologies Co., Ltd....................   371,246    808,219
       PChome Online, Inc...............................   262,000  1,817,267
   *   PharmaEngine, Inc................................   159,755  1,216,765
       Phihong Technology Co., Ltd...................... 1,170,901    746,849
   #   Phoenix Tours International, Inc.................   273,000    493,894
   *   Phytohealth Corp.................................   299,929    372,405
   *   Pihsiang Machinery Manufacturing Co., Ltd........   518,534    510,670
   #   Pixart Imaging, Inc..............................   666,150  1,116,798
       Plotech Co., Ltd.................................   115,000     42,514
   #   Polytronics Technology Corp......................   280,027    624,055
       Portwell, Inc....................................   457,000    466,533
       Posiflex Technology, Inc.........................    86,940    374,250
   *   Potrans Electrical Corp..........................   228,000         --
   *   Power Quotient International Co., Ltd............   796,600    397,846
   *   Powercom Co., Ltd................................   867,140    149,062
       Powertech Industrial Co., Ltd....................   367,000    274,091
       Poya Co., Ltd....................................   254,520  1,605,258
       President Securities Corp........................ 3,460,488  2,002,479
   #   Prime Electronics Satellitics, Inc...............   670,822    507,327
   #   Prince Housing & Development Corp................ 4,234,760  2,226,474
   *   Prodisc Technology, Inc.......................... 1,707,199         --
   #   Promate Electronic Co., Ltd......................   732,000    821,787
   #   Promise Technology, Inc..........................   638,286    910,733
   *   Protop Technology Co., Ltd.......................   192,000         --
   *   Qisda Corp....................................... 6,881,900  1,836,160
   #   Qualipoly Chemical Corp..........................   275,000    243,766
   #   Quanta Storage, Inc..............................   723,000    901,670

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  *   Quintain Steel Co., Ltd..........................  1,777,824 $  415,535
  #   Radium Life Tech Co., Ltd........................  2,397,235  1,828,231
      Ralec Electronic Corp............................    103,209    180,231
      Realtek Semiconductor Corp.......................    931,644  2,533,472
      Rechi Precision Co., Ltd.........................  1,169,448  1,225,673
  #*  Rexon Industrial Corp., Ltd......................     94,392     35,719
  #   Rich Development Co., Ltd........................  2,669,036  1,151,817
  #   Richtek Technology Corp..........................    654,000  3,386,210
  #*  Ritek Corp....................................... 13,129,387  2,226,778
      Rotam Global Agrosciences, Ltd...................     12,000     22,847
      Ruentex Engineering & Construction Co............     35,000     69,004
  #   Run Long Construction Co., Ltd...................    380,000    387,796
  *   Sainfoin Technology Corp.........................    131,260         --
  #   Sampo Corp.......................................  2,833,327  1,081,935
      San Fang Chemical Industry Co., Ltd..............    612,632    600,994
  #   San Shing Fastech Corp...........................    248,040    581,320
      Sanyang Industry Co., Ltd........................  3,375,628  5,209,397
      Sanyo Electric Taiwan Co., Ltd...................    458,400    620,998
  #   SCI Pharmtech, Inc...............................    136,091    271,437
  #   SDI Corp.........................................    601,000    812,007
      Senao International Co., Ltd.....................    445,541  1,301,545
  #   Sercomm Corp.....................................    839,000  1,517,292
  #   Sesoda Corp......................................    692,212    723,608
      Shan-Loong Transportation Co., Ltd...............     29,000     25,056
  #   Sheng Yu Steel Co., Ltd..........................    605,980    474,054
  #   ShenMao Technology, Inc..........................    441,891    548,594
  #   Shih Her Technologies, Inc.......................     95,000    185,584
      Shih Wei Navigation Co., Ltd.....................    996,183    682,923
      Shihlin Electric & Engineering Corp..............  1,301,000  1,626,342
  *   Shihlin Paper Corp...............................    548,000    851,721
      Shin Hai Gas Corp................................      1,113      1,507
      Shin Zu Shing Co., Ltd...........................    615,144  1,499,322
  #*  Shining Building Business Co., Ltd...............  1,208,770  1,008,915
      Shinkong Insurance Co., Ltd......................  1,052,131    831,949
      Shinkong Synthetic Fibers Corp...................  7,179,395  2,349,990
      Shinkong Textile Co., Ltd........................  1,068,542  1,389,650
      Shiny Chemical Industrial Co., Ltd...............    243,000    403,454
      Shuttle, Inc.....................................  1,381,152    638,384
      Sigurd Microelectronics Corp.....................  1,698,974  1,600,252
  *   Silicon Integrated Systems Corp..................  2,908,820    857,180
  #   Silicon Power Computer & Communications, Inc.....    228,000    280,912
      Silitech Technology Corp.........................    459,848    568,000
  #   Sinbon Electronics Co., Ltd......................    934,000  1,159,908
      Sincere Navigation Corp..........................  1,460,786  1,321,688
  #   Singatron Enterprise Co., Ltd....................    437,000    205,017
  *   Sinkang Industries Co., Ltd......................    153,521     56,316
  #   Sinmag Equipment Corp............................    138,810    715,977
  #*  Sino-American Silicon Products, Inc..............  2,409,000  4,407,457
  #   Sinon Corp.......................................  1,748,510    941,473
      Sinphar Pharmaceutical Co., Ltd..................    572,588    902,967
      Sinyi Realty Co..................................    832,286  1,413,138
  #   Sirtec International Co., Ltd....................    603,000  1,158,619
      Sitronix Technology Corp.........................    524,879    900,741

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TAIWAN -- (Continued)
   #*  Siward Crystal Technology Co., Ltd...............   536,000 $  276,073
       Soft-World International Corp....................   550,000  1,310,201
       Solar Applied Materials Technology Co............ 1,603,581  1,425,918
   *   Solartech Energy Corp............................   254,000    207,218
       Solomon Technology Corp..........................   142,723     66,110
   #*  Solytech Enterprise Corp.........................   974,000    379,307
       Sonix Technology Co., Ltd........................   806,000  1,297,815
       Southeast Cement Co., Ltd........................ 1,053,700    584,347
       Spirox Corp......................................    66,000     25,685
       Sporton International, Inc.......................   188,829    749,544
       St Shine Optical Co., Ltd........................   177,000  4,569,778
       Standard Chemical & Pharmaceutical Co., Ltd......   461,571    638,420
       Stark Technology, Inc............................   598,860    624,452
       Sunonwealth Electric Machine Industry Co., Ltd...   662,487    467,191
   #*  Sunplus Technology Co., Ltd...................... 1,808,000    703,257
       Sunrex Technology Corp...........................   914,736    365,929
       Sunspring Metal Corp.............................   221,000    581,908
       Super Dragon Technology Co., Ltd.................   159,382    119,403
   #   Supreme Electronics Co., Ltd.....................   939,579    466,494
       Swancor Ind Co., Ltd.............................   211,000    528,594
       Sweeten Construction Co., Ltd....................   577,206    378,978
       Syncmold Enterprise Corp.........................   525,000    912,557
       Synmosa Biopharma Corp...........................   232,695    301,595
       Sysage Technology Co., Ltd.......................   352,800    368,762
       Systex Corp......................................   242,388    509,016
       TA Chen Stainless Pipe........................... 2,808,248  1,299,932
   *   Ta Chong Bank, Ltd............................... 7,611,897  2,650,375
   *   Ta Chong Securities Co., Ltd.....................   209,000     78,452
       Ta Ya Electric Wire & Cable...................... 2,645,306    614,442
   #   Ta Yih Industrial Co., Ltd.......................   194,000    376,303
   #   TA-I Technology Co., Ltd.........................   774,972    412,119
   #   Tah Hsin Industrial Co., Ltd.....................   474,000    454,067
       TAI Roun Products Co., Ltd.......................   239,000     78,801
       Tai Tung Communication Co., Ltd..................   115,000    142,084
   #   Taichung Commercial Bank......................... 9,445,069  3,394,936
       TaiDoc Technology Corp...........................   184,000    445,538
   #   Taiflex Scientific Co., Ltd......................   865,000  1,598,013
       Taimide Tech, Inc................................   446,000    382,644
   #   Tainan Enterprises Co., Ltd......................   643,370    643,240
   #   Tainan Spinning Co., Ltd......................... 4,952,172  3,324,447
   *   Taisun Enterprise Co., Ltd....................... 1,425,428    613,734
   *   Taita Chemical Co., Ltd..........................   741,951    286,955
   #   Taiwan Acceptance Corp...........................   390,480    964,512
       Taiwan Calsonic Co., Ltd.........................    33,000     31,948
       Taiwan Chinsan Electronic Industrial Co., Ltd....   378,000    654,243
       Taiwan Cogeneration Corp......................... 1,625,566    977,593
       Taiwan FamilyMart Co., Ltd.......................    20,000    119,326
       Taiwan Fire & Marine Insurance Co................ 1,055,338    859,459
   *   Taiwan Flourescent Lamp Co., Ltd.................   176,000         --
       Taiwan FU Hsing Industrial Co., Ltd..............   670,000    707,672
   #   Taiwan Hon Chuan Enterprise Co., Ltd............. 1,216,814  2,550,374
       Taiwan Hopax Chemicals Manufacturing Co., Ltd....   795,120    495,537
   *   Taiwan Kolin Co., Ltd............................ 1,356,000         --

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
  #*  Taiwan Land Development Corp.....................  3,367,798 $1,253,695
  *   Taiwan Life Insurance Co., Ltd...................  1,897,586  1,756,253
      Taiwan Line Tek Electronic.......................    404,529    438,767
      Taiwan Mask Corp.................................  1,038,412    336,722
      Taiwan Navigation Co., Ltd.......................    697,777    570,835
      Taiwan Paiho, Ltd................................  1,274,287  1,319,549
      Taiwan PCB Techvest Co., Ltd.....................  1,040,238  1,191,151
  #   Taiwan Prosperity Chemical Corp..................    483,000    437,376
  #*  Taiwan Pulp & Paper Corp.........................  1,940,980    809,555
      Taiwan Sakura Corp...............................  1,398,003    888,534
      Taiwan Secom Co., Ltd............................  1,069,332  2,711,322
      Taiwan Semiconductor Co., Ltd....................  1,215,000  1,177,904
      Taiwan Sogo Shin Kong SEC........................    997,278  1,293,286
  *   Taiwan Styrene Monomer...........................  2,424,961  1,745,764
      Taiwan Surface Mounting Technology Co., Ltd......  1,061,550  1,569,687
  #*  Taiwan TEA Corp..................................  3,021,897  2,730,318
  #   Taiwan Union Technology Corp.....................    798,000    728,625
      Taiyen Biotech Co., Ltd..........................    696,883    649,411
  *   Tang Eng Iron Works Co., Ltd.....................     60,000     54,267
  *   Tatung Co., Ltd.................................. 10,752,015  3,078,272
  #   Te Chang Construction Co., Ltd...................    392,840    347,916
  *   Tecom Co., Ltd...................................    108,114     11,108
  #*  Tekcore Co., Ltd.................................    326,000    168,623
  #   Ten Ren Tea Co., Ltd.............................    187,980    291,408
      Test Research, Inc...............................    757,821  1,131,126
      Test-Rite International Co., Ltd.................  1,680,495  1,246,027
      ThaiLin Semiconductor Corp.......................    226,000    160,929
      Thinking Electronic Industrial Co., Ltd..........    403,204    542,812
      Thye Ming Industrial Co., Ltd....................    873,669    991,339
      Ton Yi Industrial Corp...........................  1,691,644  1,668,722
      Tong Hsing Electronic Industries, Ltd............    625,963  3,208,067
      Tong Yang Industry Co., Ltd......................  1,818,741  2,461,029
      Tong-Tai Machine & Tool Co., Ltd.................    932,599    921,067
      Topco Scientific Co., Ltd........................    691,572  1,294,403
  #   Topco Technologies Corp..........................    114,000    271,298
  #   Topoint Technology Co., Ltd......................    725,776    495,718
  #   Toung Loong Textile Manufacturing................    373,000  1,180,395
      Trade-Van Information Services Co................    239,000    240,346
  #   Transasia Airways Corp...........................    578,000    243,683
      Transcend Information, Inc.......................     22,651     67,552
      Tsann Kuen Enterprise Co., Ltd...................    514,686    731,759
  #   TSC Auto ID Technology Co., Ltd..................     63,000    484,606
      Ttet Union Corp..................................    270,000    545,471
      TTFB Co., Ltd....................................      9,000     88,897
      TTY Biopharm Co., Ltd............................    851,902  2,520,698
  #   Tung Ho Steel Enterprise Corp....................  3,686,000  3,183,777
      Tung Ho Textile Co., Ltd.........................    598,000    187,875
  #   Tung Thih Electronic Co., Ltd....................    298,600    855,931
  #   TURVO International Co., Ltd.....................    114,400    415,079
  #   TXC Corp.........................................  1,349,053  1,554,289
  *   TYC Brother Industrial Co., Ltd..................    573,980    302,946
  #*  Tycoons Group Enterprise.........................  2,368,182    447,077
  *   Tyntek Corp......................................  1,563,393    452,395

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  TAIWAN -- (Continued)
      TZE Shin International Co., Ltd..................    336,232 $  120,291
  #   Ubright Optronics Corp...........................    149,500    341,581
      Unic Technology Corp.............................     72,723     28,770
  *   Union Bank Of Taiwan.............................  3,518,043  1,275,811
      Unitech Computer Co., Ltd........................    281,804    142,231
  #*  Unitech Printed Circuit Board Corp...............  2,859,370  1,120,009
      United Integrated Services Co., Ltd..............  1,093,439  1,396,950
      Unity Opto Technology Co., Ltd...................  1,413,500  1,733,566
      Universal Cement Corp............................  1,746,191  1,649,000
  *   Unizyx Holding Corp..............................  1,809,430  1,106,600
      UPC Technology Corp..............................  3,551,447  1,642,621
      Userjoy Technology Co., Ltd......................     74,000    117,080
      USI Corp.........................................  3,673,734  2,562,613
      Ve Wong Corp.....................................    503,696    407,128
  *   Via Technologies, Inc............................    409,500    379,583
      Viking Tech Corp.................................     43,000     30,661
      Visual Photonics Epitaxy Co., Ltd................    806,696    749,158
  #   Vivotek, Inc.....................................    243,225  1,385,674
  #*  Wafer Works Corp.................................  1,310,580    699,994
  #   Wah Hong Industrial Corp.........................    331,021    353,815
      Wah Lee Industrial Corp..........................    819,000  1,281,703
  *   Walsin Lihwa Corp................................  3,797,000  1,179,786
  *   Walsin Technology Corp...........................  2,427,873    683,019
  *   Walton Advanced Engineering, Inc.................  1,443,197    493,253
      Wan Hai Lines, Ltd...............................  1,440,000    700,198
      WAN HWA Enterprise Co............................    633,992    311,594
      Waterland Financial Holdings Co., Ltd............  5,334,504  1,752,678
      Ways Technical Corp., Ltd........................    295,000    441,386
  *   WEI Chih Steel Industrial Co., Ltd...............    433,000     65,137
  #   Wei Chuan Foods Corp.............................  1,836,000  2,896,224
  #*  Wei Mon Industry Co., Ltd........................  1,682,282    564,238
  #   Weikeng Industrial Co., Ltd......................    957,100    744,881
      Well Shin Technology Co., Ltd....................    328,000    522,658
      Weltrend Semiconductor...........................    312,350    282,344
  #   Win Semiconductors Corp..........................  2,659,000  2,352,187
  #*  Winbond Electronics Corp......................... 14,866,138  3,583,175
  #*  Wintek Corp......................................  8,975,000  2,985,397
  #   Wisdom Marine Lines Co., Ltd.....................    792,120    898,812
      Wistron NeWeb Corp...............................  1,133,021  2,893,125
  #   WT Microelectronics Co., Ltd.....................  1,366,879  1,662,736
      WUS Printed Circuit Co., Ltd.....................  1,582,000    739,863
      X-Legend Entertainment Co., Ltd..................     10,500     44,683
      XAC Automation Corp..............................    241,000    444,451
  #   Xxentria Technology Materials Corp...............    587,000  1,268,541
      Yageo Corp.......................................  6,829,200  2,811,659
      YC INOX Co., Ltd.................................  1,562,171  1,134,951
  #   YeaShin International Development Co., Ltd.......    940,508    712,913
  #   Yem Chio Co., Ltd................................  1,667,642  1,247,446
      YFY, Inc.........................................  6,150,212  2,948,808
  *   Yi Jinn Industrial Co., Ltd......................    735,312    188,118
  *   Yieh Phui Enterprise Co., Ltd....................  4,730,338  1,519,927
  #   Young Fast Optoelectronics Co., Ltd..............    617,872    616,570
  #   Young Optics, Inc................................    264,111    508,845

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 TAIWAN -- (Continued)
 #   Youngtek Electronics Corp........................    485,245 $  1,025,106
     Yufo Electronics Co., Ltd........................     98,000       63,658
     Yung Chi Paint & Varnish Manufacturing Co., Ltd..    333,869      831,924
 #   Yungshin Construction & Development Co., Ltd.....     39,000       91,720
     YungShin Global Holding Corp.....................    800,300    1,471,803
 #   Yungtay Engineering Co., Ltd.....................  1,597,000    4,371,238
 #   Zeng Hsing Industrial Co., Ltd...................    259,107    1,336,325
     Zenitron Corp....................................    902,000      580,092
 #*  Zig Sheng Industrial Co., Ltd....................  2,268,732      751,961
 #   Zinwell Corp.....................................  1,425,586    1,789,261
     Zippy Technology Corp............................    581,948      853,618
 #   ZongTai Real Estate Development Co., Ltd.........    352,800      362,331
                                                                  ------------
 TOTAL TAIWAN.........................................             616,475,756
                                                                  ------------
 THAILAND -- (3.8%)
     AAPICO Hitech PCL................................    964,380      444,065
     Aeon Thana Sinsap Thailand PCL...................    142,500      379,885
     AJ Plast PCL.....................................  1,601,288      429,306
     Amarin Printing & Publishing PCL.................     70,600       42,775
     Amata Corp. PCL..................................  5,111,800    1,920,216
     AP Thailand PCL.................................. 10,216,060    1,343,160
 *   Apex Development PCL.............................      3,536           --
 *   Asia Green Energy PCL............................  1,555,700       96,141
     Asia Plus Securities PCL......................... 10,379,800    1,050,243
     Asian Insulators PCL.............................  2,273,500      984,885
     Bangchak Petroleum PCL...........................  4,817,500    3,903,912
     Bangkok Aviation Fuel Services PCL...............  1,389,217    1,083,682
     Bangkok Chain Hospital PCL.......................  8,478,437    1,476,856
     Bangkok Expressway PCL...........................  2,873,100    2,785,192
     Bangkok Insurance PCL............................    128,701    1,462,068
     Bangkok Life Assurance PCL.......................  1,270,900    2,367,778
 *   Bangkok Metro PCL................................ 68,620,605    1,912,480
 *   Bangkok Rubber PCL...............................     14,600           --
     Bangkokland PCL.................................. 81,318,070    3,522,716
     Bumrungrad Hospital PCL..........................  1,348,000    3,430,233
     CalComp Electronics Thailand PCL................. 11,796,600    1,014,915
 *   Central Paper Industry P.L.C.....................         20           --
     Central Plaza Hotel PCL..........................  4,356,900    3,596,653
     CH Karnchang PCL.................................  5,788,200    2,524,995
     Charoong Thai Wire & Cable PCL...................  1,317,400      347,209
     Christiani & Nielsen Thai........................    835,100      130,287
     Country Group Securities PCL.....................  6,720,500      228,021
     CS Loxinfo PCL...................................  1,759,200      527,600
     Delta Electronics Thailand PCL...................  3,402,800    5,463,447
     Demco PCL........................................  1,675,200      357,775
     Dhipaya Insurance PCL............................    608,900      581,047
     Diamond Building Products PCL....................  2,825,200      577,707
     DSG International Thailand PCL...................  2,799,600      835,385
     Dynasty Ceramic PCL..............................  1,353,400    1,988,485
     Eastern Water Resources Development and
       Management PCL.................................  4,333,100    1,575,195
     Electricity Generating PCL.......................    409,800    1,582,839
     Erawan Group PCL (The)...........................  8,730,370      835,746
     Esso Thailand PCL................................ 12,141,400    2,059,735

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
  THAILAND -- (Continued)
  *   G J Steel PCL.................................... 130,617,600 $  197,846
  *   G Steel PCL (Foreign)............................  27,015,300     65,472
  *   GFPT PCL.........................................   4,603,000  1,840,642
  *   GMM Grammy PCL...................................   1,791,660    900,986
  *   Golden Land Property Development PCL.............   2,034,000    366,625
  *   Grand Canal Land PCL.............................   2,615,400    217,092
      Gunkul Engineering PCL...........................   2,163,300    825,737
      Hana Microelectronics PCL........................   2,337,196  1,755,906
      Hemaraj Land and Development PCL.................  33,959,700  2,818,830
      ICC International PCL............................     204,600    235,529
  *   Italian-Thai Development PCL.....................  19,673,827  2,085,986
  *   ITV PCL..........................................   2,785,600         --
      Jasmine International PCL........................   4,221,100    901,507
      Jay Mart PCL.....................................   1,324,100    782,186
      Jubilee Enterprise PCL...........................     159,300    109,063
      Kang Yong Electric PCL...........................      23,900    178,110
      KCE Electronics PCL..............................   1,786,218  1,233,740
      KGI Securities Thailand PCL......................   9,781,400    859,317
      Khon Kaen Sugar Industry PCL.....................   4,776,000  1,721,733
      Kiatnakin Bank PCL...............................   3,023,300  3,411,631
      Laguna Resorts & Hotels PCL......................     197,000    148,600
      Lanna Resources PCL..............................   1,894,350    636,997
      LH Financial Group PCL...........................  26,770,146    989,384
      Loxley PCL.......................................   7,850,565    818,114
      LPN Development PCL(B00PXK5).....................     411,500    182,002
      LPN Development PCL(B00Q643).....................   4,549,000  2,011,978
      Major Cineplex Group PCL.........................   3,105,500  1,571,095
      Maybank Kim Eng Securities Thailand PCL..........     277,100    185,517
      MBK PCL..........................................     554,700  2,176,118
      MCOT PCL.........................................   2,352,600  2,031,175
  *   MDX PCL..........................................     721,700    193,488
      Modernform Group PCL.............................     413,900    105,951
  *   Muang Thai Insurance PCL.........................      43,788    122,370
      Muramoto Electron Thailand PCL...................      14,000     60,436
  *   Nation Multimedia Group PCL......................  14,377,900    483,474
  *   Natural Park PCL.................................  51,018,000     92,732
      Nava Nakorn PCL..................................   1,715,500    112,253
      Noble Development PCL............................     585,900    216,540
      Polyplex Thailand PCL............................   2,300,700    613,334
      Precious Shipping PCL............................   3,208,300  1,943,835
      Premier Marketing PCL............................     271,600     64,177
      President Rice Products PCL......................       3,375      3,987
      Property Perfect PCL.............................  21,874,700    596,402
      Pruksa Real Estate PCL...........................   7,222,300  3,850,726
      Quality Houses PCL...............................  33,101,508  2,567,097
  *   Raimon Land PCL..................................  13,557,900    472,329
  *   Regional Container Lines PCL.....................   2,243,400    397,573
      Robinson Department Store PCL....................     101,625    136,998
      Rojana Industrial Park PCL.......................   5,372,000  1,098,485
      RS PCL...........................................   3,358,700    747,847
      Saha Pathana Inter-Holding PCL...................     680,300    459,579
      Saha-Union PCL...................................     746,600    791,609
  *   Sahaviriya Steel Industries PCL..................  74,435,600    699,032

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
  THAILAND -- (Continued)
      Samart Corp. PCL.................................  3,498,300 $1,547,264
      Samart I-Mobile PCL.............................. 12,452,500  1,154,337
      Samart Telcoms PCL...............................  2,212,100    871,169
      Sansiri PCL...................................... 33,810,908  1,853,915
      SC Asset Corp PCL................................ 14,046,225  1,268,032
      SE Education PCL.................................    168,069     22,402
  *   Siam Commercial Samaggi Insurance PCL (The)......     65,700     53,241
      Siam Future Development PCL......................  6,419,521  1,050,149
      Siam Global House PCL............................  4,707,283  2,039,205
      Siamgas & Petrochemicals PCL.....................  2,714,100  1,274,418
      Singer Thailand PCL..............................    421,000    210,436
      Sino Thai Engineering & Construction PCL.........  5,251,500  2,099,964
      SNC Former PCL...................................    869,400    397,696
      Somboon Advance Technology PCL...................  1,715,637    800,388
  *   SPCG PCL.........................................  2,848,000  1,622,005
      Sri Ayudhya Capital PCL..........................     27,000     18,199
      Sri Trang Agro-Industry PCL......................  4,616,690  1,720,245
      Srithai Superware PCL............................    992,900    478,252
      STP & I PCL......................................  5,087,440  2,681,656
      Supalai PCL......................................  5,976,633  2,896,884
      Susco PCL........................................    849,100     78,196
      SVI PCL..........................................  8,178,900  1,035,680
      Symphony Communication PCL.......................    414,300    183,241
  *   Tata Steel Thailand PCL.......................... 18,704,100    407,966
      Thai Airways International PCL(6888868)..........  6,713,400  2,867,584
      Thai Airways International PCL(6364971)..........    141,400     60,398
      Thai Carbon Black PCL............................    504,600    333,241
      Thai Central Chemical PCL........................    194,300    170,697
      Thai Factory Development PCL.....................  4,807,380    990,312
      Thai Metal Trade PCL.............................    583,600    189,171
      Thai Rayon PCL...................................      9,400      8,187
  *   Thai Reinsurance PCL(6609575)....................  6,802,800    696,561
  *   Thai Reinsurance PCL(6609995)....................    723,600     74,092
      Thai Rung Union Car PCL..........................    655,100    129,988
      Thai Stanley Electric PCL........................    206,600  1,339,364
      Thai Steel Cable PCL.............................      3,400      1,483
      Thai Tap Water Supply PCL........................ 13,650,100  3,990,411
      Thai Vegetable Oil PCL...........................  2,939,475  1,736,436
      Thai Wacoal PCL..................................     78,000    111,648
      Thai-German Ceramic PCL..........................  3,855,000    355,020
      Thaicom PCL......................................  3,837,200  4,388,195
      Thanachart Capital PCL...........................  4,752,800  4,463,399
      Thitikorn PCL....................................    742,400    202,411
  *   Thoresen Thai Agencies PCL.......................  3,744,920  1,973,996
      Ticon Industrial Connection PCL..................  4,125,487  1,937,142
      Tipco Asphalt PCL................................    684,790    954,267
  *   TIPCO Foods PCL..................................  1,278,482    296,286
      Tisco Financial Group PCL(B3KFW10)...............    677,900    759,839
      Tisco Financial Group PCL(B3KFW76)...............  2,220,100  2,488,449
      Toyo-Thai Corp. PCL(B5ML0B6).....................    411,928    402,444
      Toyo-Thai Corp. PCL(B5ML0D8).....................  1,350,871  1,319,769
      TPI Polene PCL...................................  7,578,660  2,410,661
  *   Tycoons Worldwide Group Thailand PCL.............    764,600     65,782

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  THAILAND -- (Continued)
      Union Mosaic Industry PCL (The).................. 3,273,200 $    927,126
      Unique Engineering & Construction PCL............ 3,212,300      637,400
      Univanich Palm Oil PCL...........................   939,000      310,061
      Univentures PCL.................................. 7,086,000    1,524,102
      Vanachai Group PCL............................... 3,287,866      278,886
      Vibhavadi Medical Center PCL..................... 3,985,620    1,062,510
      Vinythai PCL..................................... 2,792,934      905,313
      Workpoint Entertainment PCL......................   839,900      564,852
                                                                  ------------
  TOTAL THAILAND.......................................            166,644,229
                                                                  ------------
  TURKEY -- (2.4%)
      Adana Cimento Sanayii TAS Class A................   477,514      714,324
  #   Adel Kalemcilik Ticaret ve Sanayi A.S............    22,672      421,570
  #*  Adese Alisveris Merkezleri Ticaret A.S...........    71,899      496,418
      Akcansa Cimento A.S..............................   429,680    2,167,943
  #*  Akenerji Elektrik Uretim A.S..................... 1,856,419      822,034
  #   Akfen Holding A.S................................   831,963    1,510,480
  *   AKIS Gayrimenkul Yatirimi A.S....................    45,283       67,551
      Aksa Akrilik Kimya Sanayii.......................   843,653    2,796,624
      Aksigorta A.S....................................   995,287    1,296,778
  *   Aktas Elektrik Ticaret A.S.......................       370           --
      Alarko Holding A.S...............................   682,424    1,408,573
  *   Albaraka Turk Katilim Bankasi A.S................ 2,591,157    1,643,349
      Alkim Alkali Kimya A.S...........................     6,300       33,897
  *   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
        A.S............................................   110,344    2,343,270
  #*  Anadolu Anonim Tuerk Sigorta Sirketi............. 1,885,921    1,144,728
  #   Anadolu Cam Sanayii A.S.......................... 1,073,372      807,878
      Anadolu Hayat Emeklilik A.S......................   737,241    1,635,024
  #*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.....    42,525      302,366
      Aselsan Elektronik Sanayi Ve Ticaret A.S.........         1            3
  #*  Asya Katilim Bankasi A.S......................... 5,934,410    2,841,957
      Aygaz A.S........................................   124,525      420,113
  #   Bagfas Bandirma Gubre Fabrik.....................    45,944      667,415
  #*  Banvit Bandirma Vitaminli Yem Sanayii ASA........   297,934      272,778
  #*  Baticim Bati Anadolu Cimento Sanayii A.S.........   270,029      674,673
  #*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret
        A.S............................................   885,060      745,147
  #   Bizim Toptan Satis Magazalari A.S................   181,001    1,534,382
      Bolu Cimento Sanayii A.S.........................   514,692      516,230
      Borusan Mannesmann Boru Sanayi ve Ticaret A.S....   445,175      959,816
  #*  Bosch Fren Sistemleri............................       989       49,433
  *   Boyner Buyuk Magazacilik.........................   103,651      282,052
      Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..   397,201      879,836
      Bursa Cimento Fabrikasi A.S......................   229,830      412,880
      Celebi Hava Servisi A.S..........................    45,555      235,145
      Cimsa Cimento Sanayi VE Tica.....................   457,606    2,324,891
  #*  Deva Holding A.S.................................   683,187      508,073
  #*  Dogan Sirketler Grubu Holding A.S................ 6,403,075    1,985,707
  #*  Dogan Yayin Holding A.S.......................... 4,683,342    1,078,621
  #   Dogus Otomotiv Servis ve Ticaret A.S.............   595,613    1,711,127
  *   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.......   541,645      336,063
  *   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S..   265,518      491,320
  #   Eczacibasi Yatirim Holding Ortakligi A.S.........   354,065      773,144
      EGE Seramik Sanayi ve Ticaret A.S................   822,424      892,566

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   TURKEY -- (Continued)
   #   EIS Eczacibasi Ilac ve Sinai ve Finansal
         Yatirimlar Sanayi ve Ticaret A.S............... 1,950,686 $1,840,337
   #*  Fenerbahce Futbol A.S............................    63,179    907,132
   #*  Galatasaray Sportif Sinai ve Ticari Yatirimlar
         A.S............................................    49,177    455,065
       Gentas Genel Metal Sanayi ve Ticaret A.S.........   500,763    261,588
   #   Global Yatirim Holding A.S....................... 2,001,945  1,110,570
       Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S..     8,540        147
   #   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
         A.S............................................    62,751  1,257,371
       Goodyear Lastikleri TAS..........................    37,464    834,393
   *   Gozde Girisim Sermayesi Yatirim Ortakligi A.S....   389,125    794,501
   #*  GSD Holding...................................... 2,604,393  1,016,478
   #*  Gubre Fabrikalari TAS............................   812,420  1,185,389
   *   Gunes Sigorta....................................   330,927    256,553
   *   Hurriyet Gazetecilik A.S......................... 1,277,435    317,453
   #*  Ihlas Holding A.S................................ 7,530,182  1,201,222
   #*  Ihlas Madencilik A.S.............................   148,484    451,021
       Indeks Bilgisayar Sistemleri Muhendislik Sanayi
         ve Ticaret A.S.................................    82,829    128,614
   #*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S....... 1,329,455  1,340,341
   *   Is Finansal Kiralama A.S.........................   951,417    383,441
       Is Yatirim Menkul Degerler A.S. Class A..........   254,709    130,940
   *   Isiklar Yatirim Holding A.S......................   146,787     29,226
   #*  Izmir Demir Celik Sanayi A.S.....................   819,232    725,812
   *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
         A.S. Class A................................... 1,448,775  1,239,161
   *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
         A.S. Class B...................................   692,748  1,223,416
   #*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
         A.S. Class D................................... 6,197,721  2,664,414
   #*  Karsan Otomotiv Sanayii Ve Ticaret A.S........... 1,639,695    619,926
   #   Kartonsan Karton Sanayi ve Ticaret A.S...........     9,709    954,651
   #*  Kerevitas Gida Sanayi ve Ticaret A.S.............     5,801     92,539
   #   Konya Cimento Sanayii A.S........................     8,645    916,043
       Kordsa Global Endustriyel Iplik ve Kord Bezi
         Sanayi ve Ticaret A.S..........................   105,725    136,894
   #*  Koza Anadolu Metal Madencilik Isletmeleri A.S.... 1,427,863  1,386,007
       Mardin Cimento Sanayii ve Ticaret A.S............   288,609    536,007
   #*  Marshall Boya ve Vernik..........................    28,715    523,102
   *   Menderes Tekstil Sanayi ve Ticaret A.S...........   669,578    118,806
   *   Metro Ticari ve Mali Yatirimlar Holding A.S...... 2,278,836    616,034
   #*  Migros Ticaret A.S...............................   218,349  1,413,342
   *   Milpa............................................   134,673     65,572
   #*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S...   149,549     61,632
   *   Mudurnu Tavukculuk A.S...........................     1,740         --
       Mutlu Aku ve Malzemeleri Sanayi AS...............   110,210    430,534
   *   Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS.         1          6
   *   Nergis Holding A.S...............................     1,784         --
   #   NET Holding A.S.................................. 1,418,627  1,498,858
   #*  Net Turizm Ticaret ve Sanayi SA.................. 1,076,216    430,153
   #   Netas Telekomunikasyon A.S.......................   216,273    474,757
       Nuh Cimento Sanayi A.S...........................   339,327  1,357,742
   #   Otokar Otomotiv Ve Savunma Sanayi A.S............   107,742  2,301,418
   *   Park Elektrik Uretim Madencilik Sanayi ve
         Ticaret A.S....................................   546,545  1,169,576
   #*  Petkim Petrokimya Holding A.S.................... 4,055,738  4,550,437
       Pinar Entegre Et ve Un Sanayi A.S................   139,619    499,164
       Pinar SUT Mamulleri Sanayii A.S..................   132,554  1,029,693
   *   Polyester Sanayi A.S.............................   756,712    355,124
   *   Raks Elektronik Sanayi ve Ticaret A.S............     2,730         --
   *   Reysas Tasimacilik ve Lojistik Ticaret A.S.......         1         --

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 TURKEY -- (Continued)
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
       A.S............................................   266,658 $      346,031
 *   Sekerbank TAS.................................... 2,761,333      2,477,769
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S......... 1,294,214      1,032,908
     Soda Sanayii A.S................................. 1,096,319      1,354,131
 *   Tat Gida Sanayi AS...............................   729,258        759,511
 #   Tekfen Holding A.S............................... 1,158,399      2,426,054
 *   Teknosa Ic Ve Dis Ticaret A.S....................   112,678        581,476
 #*  Tekstil Bankasi A.S.............................. 1,337,315        605,666
     Tofas Turk Otomobil Fabrikasi A.S................         1              5
     Trakya Cam Sanayi A.S............................ 2,590,405      2,399,468
 #   Turcas Petrol A.S................................   685,172        695,178
     Turk Traktor ve Ziraat Makineleri A.S............   124,115      2,864,098
 #   Turkiye Sinai Kalkinma Bankasi A.S............... 6,245,404      4,712,056
     Ulker Biskuvi Sanayi A.S.........................   131,881        812,139
 #*  Vestel Beyaz Esya Sanayi ve Ticaret A.S..........   478,320        650,008
 #*  Vestel Elektronik Sanayi ve Ticaret A.S.......... 1,090,031        676,789
 #*  Zorlu Enerji Elektrik Uretim A.S................. 1,738,991        732,208
                                                                 --------------
 TOTAL TURKEY.........................................              104,624,276
                                                                 --------------
 UNITED KINGDOM -- (0.0%)
     Redefine International P.L.C.....................   250,733        204,821
                                                                 --------------
 TOTAL COMMON STOCKS..................................            3,854,754,285
                                                                 --------------
 PREFERRED STOCKS -- (1.2%)
 BRAZIL -- (1.2%)
     Alpargatas SA....................................   907,380      4,742,483
     Banco ABC Brasil SA..............................   578,128      2,847,556
     Banco Alfa de Investimento SA....................     2,600          5,966
     Banco Daycoval SA................................   347,227      1,137,265
     Banco do Estado do Rio Grande do Sul SA Class B..   927,933      4,042,375
     Banco Industrial e Comercial SA..................   484,320      1,445,852
 *   Banco Indusval SA................................    11,800         25,807
     Banco Mercantil do Brasil SA.....................     8,069         25,590
 *   Banco Panamericano SA............................ 1,003,800      1,631,957
     Banco Pine SA....................................   218,003        726,110
     Banco Sofisa SA..................................    92,600        110,660
 *   Bombril SA.......................................     4,000         10,406
     Centrais Eletricas de Santa Catarina SA..........    79,600        503,681
     Cia de Gas de Sao Paulo Class A..................   128,087      2,754,770
     Cia de Saneamento do Parana......................   185,001        427,318
 *   Cia de Tecidos do Norte de Minas - Coteminas.....         2              2
     Cia de Transmissao de Energia Eletrica Paulista..   224,100      2,262,056
     Cia Energetica de Sao Paulo Class B..............   276,200      2,641,995
     Cia Energetica do Ceara Class A..................   188,311      3,742,879
     Cia Ferro Ligas da Bahia - Ferbasa...............   288,549      1,515,878
     Eletropaulo Metropolitana Eletricidade de Sao
       Paulo SA.......................................   995,500      3,615,895
 *   Empresa Metropolitana de Aguas e Energia SA......    23,900         54,113
     Energisa SA......................................     9,100          8,260
     Eucatex SA Industria e Comercio..................   215,427        561,540
     Forjas Taurus SA.................................   577,332        464,114
 *   Gol Linhas Aereas Inteligentes SA................   176,800        692,831
 *   Inepar SA Industria e Construcoes................   248,468         76,284

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
 BRAZIL -- (Continued)
       Marcopolo SA.................................   3,477,600 $    7,471,685
       Parana Banco SA..............................      52,900        240,406
       Randon Participacoes SA......................   1,174,526      4,530,041
       Saraiva SA Livreiros Editores................     167,673      1,383,160
       Schulz SA....................................       9,000         38,609
 *     Sharp SA Equipamentos Eletronicos............  30,200,000             --
       Unipar Participacoes SA Class B..............   2,790,948        555,094
       Whirlpool SA.................................      89,716        151,091
                                                                 --------------
 TOTAL BRAZIL.......................................                 50,443,729
                                                                 --------------
 CHILE -- (0.0%)
       Coca-Cola Embonor SA Class B.................       8,190         15,682
                                                                 --------------
 COLOMBIA -- (0.0%)
       Avianca Holdings SA..........................     278,262        562,480
                                                                 --------------
 TOTAL PREFERRED STOCKS.............................                 51,021,891
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 BRAZIL -- (0.0%)
 *     Marfrig Global Foods SA......................         748              3
                                                                 --------------
 MALAYSIA -- (0.0%)
 *     BIMB Holdings Bhd............................     237,308         50,348
 *     Malaysian Resources Corp. Bhd Warrants
         09/16/18...................................   1,546,948        104,008
 *     Symphony Life Bhd............................     249,982         22,036
                                                                 --------------
 TOTAL MALAYSIA.....................................                    176,392
                                                                 --------------
 POLAND -- (0.0%)
 *     Polimex-Mostostal SA Rights..................   2,699,832             --
                                                                 --------------
 SOUTH KOREA -- (0.0%)
 #*    Hyundai Elevator Co., Ltd....................      15,067        188,628
                                                                 --------------
 THAILAND -- (0.0%)
 *     G J Steel PCL Rights 02/07/20................   5,379,492         17,926
                                                                 --------------
 TOTAL RIGHTS/WARRANTS..............................                    382,949
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
 SECURITIES LENDING COLLATERAL -- (10.8%)
 (S)@  DFA Short Term Investment Fund...............  41,054,451    475,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $1,038,365 GNMA 3.50%,
         09/20/42, valued at $933,308) to be
         repurchased at $915,010.................... $       915        915,008
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL................                475,915,008
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,212,200,767)^^........................               $4,382,074,133
                                                                 ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           -- $            1   --    $            1
   Brazil..................... $  4,610,214    316,268,196   --       320,878,410
   Chile......................    2,347,095     47,980,106   --        50,327,201
   China......................      176,274    594,461,683   --       594,637,957
   Colombia...................      722,497             --   --           722,497
   Greece.....................           --     37,424,255   --        37,424,255
   Hungary....................           --      1,349,335   --         1,349,335
   India......................       16,879    310,357,208   --       310,374,087
   Indonesia..................    1,699,585    135,220,860   --       136,920,445
   Israel.....................           --         39,544   --            39,544
   Macedonia..................           --             --   --                --
   Malaysia...................           --    248,519,216   --       248,519,216
   Mexico.....................  197,381,452        272,825   --       197,654,277
   Philippines................       19,992     54,454,419   --        54,474,411
   Poland.....................           --    102,750,179   --       102,750,179
   South Africa...............    7,541,365    300,098,472   --       307,639,837
   South Korea................    3,638,202    599,455,349   --       603,093,551
   Taiwan.....................        8,988    616,466,768   --       616,475,756
   Thailand...................  166,578,757         65,472   --       166,644,229
   Turkey.....................           --    104,624,276   --       104,624,276
   United Kingdom.............           --        204,821   --           204,821
Preferred Stocks..............
   Brazil.....................      464,114     49,979,615   --        50,443,729
   Chile......................           --         15,682   --            15,682
   Colombia...................      562,480             --   --           562,480
Rights/Warrants...............
   Brazil.....................           --              3   --                 3
   Malaysia...................           --        176,392   --           176,392
   Poland.....................           --             --   --                --
   South Korea................           --        188,628   --           188,628
   Thailand...................           --         17,926   --            17,926
Securities Lending Collateral.           --    475,915,008   --       475,915,008
                               ------------ --------------   --    --------------
TOTAL......................... $385,767,894 $3,996,306,239   --    $4,382,074,133
                               ============ ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
  COMMON STOCKS -- (95.3%)
  Consumer Discretionary -- (17.9%)
  *   1-800-Flowers.com, Inc. Class A..................    44,330 $    223,423
  #   Aaron's, Inc.....................................     4,830      129,879
  #   AH Belo Corp. Class A............................    14,556      116,302
  *   ALCO Stores, Inc.................................       700        6,363
  #   Arctic Cat, Inc..................................     3,436      145,480
  #*  Ascent Capital Group, Inc. Class A...............     8,564      612,754
  #   Autoliv, Inc.....................................     9,404      852,661
  *   Ballantyne Strong, Inc...........................     9,030       42,983
  #*  Barnes & Noble, Inc..............................    12,200      164,456
      Bassett Furniture Industries, Inc................     2,900       40,890
  #   Beasley Broadcasting Group, Inc. Class A.........     9,471       86,565
  #*  Beazer Homes USA, Inc............................    12,516      281,735
  #   bebe stores, Inc.................................    19,551       97,168
  #   Best Buy Co., Inc................................   197,800    4,656,212
  #   Big 5 Sporting Goods Corp........................     8,501      145,877
  *   Biglari Holdings, Inc............................     1,953      853,383
  #   Bob Evans Farms, Inc.............................    52,387    2,632,447
  #   Bon-Ton Stores, Inc. (The).......................     2,986       32,100
  *   Books-A-Million, Inc.............................    14,887       34,389
      Brown Shoe Co., Inc..............................    74,697    1,768,825
  *   Build-A-Bear Workshop, Inc.......................    25,874      225,880
  #*  Cabela's, Inc....................................    53,051    3,546,990
  #*  Cache, Inc.......................................    26,610      134,647
      Callaway Golf Co.................................   122,359      999,673
  *   Cambium Learning Group, Inc......................    37,733       71,693
  *   Canterbury Park Holding Corp.....................     2,755       30,884
      Carnival Corp....................................   489,649   19,189,344
  #   Carriage Services, Inc...........................    20,916      447,602
  #*  Cavco Industries, Inc............................     7,600      593,712
      CBS Corp. Class A................................    28,263    1,658,190
      CBS Corp. Class B................................   201,625   11,839,420
  *   Christopher & Banks Corp.........................    56,231      401,489
      Churchill Downs, Inc.............................     7,682      684,543
  *   Citi Trends, Inc.................................     3,415       54,640
  *   Coast Distribution System (The)..................       547        1,988
  #   Columbia Sportswear Co...........................     4,317      320,969
      Comcast Corp. Class A............................ 3,446,875  187,682,344
      Comcast Corp. Special Class A.................... 1,088,341   56,974,651
  #*  Conn's, Inc......................................    25,450    1,545,069
      Core-Mark Holding Co., Inc.......................    24,059    1,820,063
  #*  Corinthian Colleges, Inc.........................    36,345       53,427
  *   Costa, Inc.......................................    18,022      387,293
      CSS Industries, Inc..............................    13,050      349,740
      CST Brands, Inc..................................    50,181    1,602,279
      Culp, Inc........................................    10,036      202,828
  #*  dELiA*s, Inc.....................................    22,143       16,386
  #*  Delta Apparel, Inc...............................     7,532      121,868
      Destination Maternity Corp.......................       200        5,366
  #*  Destination XL Group, Inc........................    15,601       83,933
      DeVry Education Group, Inc.......................     8,757      316,478
  #*  Digital Generation, Inc..........................     8,748      118,098

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
   Consumer Discretionary -- (Continued)
       Dillard's, Inc. Class A.......................... 120,300 $10,502,190
   *   Discovery Communications, Inc. Class B...........   3,762     302,032
   *   Dixie Group, Inc. (The)..........................  11,800     163,076
   #*  Dorman Products, Inc.............................  20,712   1,080,338
   *   Dover Downs Gaming & Entertainment, Inc..........   5,935       9,377
       Dover Motorsports, Inc...........................  15,098      35,178
   #   DR Horton, Inc................................... 208,125   4,886,775
   #*  DreamWorks Animation SKG, Inc. Class A...........  46,429   1,566,514
   *   Education Management Corp........................  13,202      91,490
       Educational Development Corp.....................   1,679       6,011
   #   Escalade, Inc....................................     277       3,294
   *   EW Scripps Co. Class A...........................  41,061     755,933
   #*  Federal-Mogul Corp...............................  38,585     689,900
   #*  Flanigan's Enterprises, Inc......................     865      12,573
       Flexsteel Industries, Inc........................   2,068      63,756
       Foot Locker, Inc.................................  15,700     606,020
   #   Fred's, Inc. Class A.............................  47,275     826,367
       Frisch's Restaurants, Inc........................     600      15,120
   #*  FTD Cos., Inc....................................  24,893     771,683
   #*  Fuel Systems Solutions, Inc......................   3,398      41,761
   *   Full House Resorts, Inc..........................   2,574       6,255
   *   G-III Apparel Group, Ltd.........................  11,394     797,238
   *   Gaiam, Inc. Class A..............................   5,988      40,659
   #   GameStop Corp. Class A........................... 104,752   3,673,653
   #*  Gaming Partners International Corp...............     500       4,085
       Gannett Co., Inc................................. 119,639   3,293,662
   *   General Motors Co................................ 674,707  24,343,429
   *   Genesco, Inc.....................................   7,056     495,472
       Graham Holdings Co. Class B......................   5,780   3,618,627
   *   Gray Television, Inc.............................  46,874     533,426
   #   Group 1 Automotive, Inc..........................  57,936   3,541,628
   *   Hallwood Group, Inc. (The).......................     296       2,908
       Harte-Hanks, Inc.................................  12,432      85,159
   #*  Hastings Entertainment, Inc......................     300         588
       Haverty Furniture Cos., Inc......................  33,479     931,386
   *   Helen of Troy, Ltd...............................  64,389   3,543,971
   #*  hhgregg, Inc.....................................  36,388     300,565
   *   Hollywood Media Corp.............................  19,037      26,842
       Hooker Furniture Corp............................  14,814     224,432
   #*  Hyatt Hotels Corp. Class A.......................  14,601     697,782
   #*  Iconix Brand Group, Inc..........................  95,618   3,556,990
       International Speedway Corp. Class A.............  24,844     834,013
   #*  Isle of Capri Casinos, Inc.......................  15,434     147,549
       JAKKS Pacific, Inc...............................  13,103      75,473
   *   Jarden Corp...................................... 162,075   9,797,434
   #*  JC Penney Co., Inc...............................  85,215     504,473
       Johnson Outdoors, Inc. Class A...................  15,588     370,527
       Jones Group, Inc. (The).......................... 103,143   1,521,359
   *   Journal Communications, Inc. Class A.............  77,674     619,062
   #   KB Home..........................................  30,800     595,672
   *   Kid Brands, Inc..................................   9,776       9,385
       Kohl's Corp......................................  14,353     726,692
       La-Z-Boy, Inc....................................  56,332   1,516,457

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
   Consumer Discretionary -- (Continued)
   #*  Lakeland Industries, Inc.........................  11,757 $    77,008
   #*  Lee Enterprises, Inc.............................  38,128     155,562
   #   Lennar Corp. Class A............................. 224,100   8,999,856
       Lennar Corp. Class B.............................   7,868     257,598
   *   Liberty Interactive Corp. Class A................ 882,463  23,570,587
   #*  Liberty Interactive Corp. Class B................  35,706     987,449
   *   Liberty Media Corp. Class A......................  96,383  12,683,039
   *   Liberty Media Corp. Class B......................   7,622   1,005,609
   *   Liberty Ventures Series A........................  38,401   4,454,516
   *   Liberty Ventures Series B........................   1,785     207,596
   #*  Life Time Fitness, Inc...........................  13,317     548,128
       Lifetime Brands, Inc.............................  16,431     253,366
       Lithia Motors, Inc. Class A......................  34,933   1,966,379
   *   Live Nation Entertainment, Inc................... 145,347   3,091,531
   *   Loral Space & Communications, Inc................  26,050   1,936,817
       Lowe's Cos., Inc................................. 139,546   6,459,584
   *   Luby's, Inc......................................  44,415     290,030
   *   M/I Homes, Inc...................................  37,930     932,699
   *   Madison Square Garden Co. (The) Class A..........  29,558   1,715,251
       Marcus Corp. (The)...............................  18,899     246,821
   *   MarineMax, Inc...................................  29,164     430,169
   *   Marriott Vacations Worldwide Corp................     662      31,697
   *   Martha Stewart Living Omnimedia Class A..........     980       3,910
       Matthews International Corp. Class A.............   3,202     136,149
   #*  McClatchy Co. (The) Class A......................  60,603     276,350
   #   MDC Holdings, Inc................................  18,400     568,376
   #*  Media General, Inc. Class A......................  25,196     449,245
       Men's Wearhouse, Inc. (The)......................  52,860   2,539,394
       Meredith Corp....................................  32,676   1,495,907
   *   Meritage Homes Corp..............................  28,156   1,367,537
   *   MGM Resorts International........................ 251,100   6,116,796
   #*  Modine Manufacturing Co..........................  14,650     191,915
   *   Mohawk Industries, Inc...........................  98,740  14,038,853
   *   Monarch Casino & Resort, Inc.....................   1,103      21,255
   *   Motorcar Parts of America, Inc...................  13,074     263,180
       Movado Group, Inc................................  36,900   1,392,975
   *   MTR Gaming Group, Inc............................  24,536     126,360
   #*  Multimedia Games Holding Co., Inc................  23,224     737,594
   *   Murphy USA, Inc..................................  47,356   1,834,571
       NACCO Industries, Inc. Class A...................   6,832     403,361
   *   New York & Co., Inc..............................   6,926      31,375
   *   News Corp. Class A............................... 402,247   6,419,862
   #*  News Corp. Class B...............................  99,903   1,559,486
   #*  Office Depot, Inc................................ 181,609     888,068
   *   Orient-Express Hotels, Ltd. Class A..............  75,198   1,064,804
   #*  Pacific Sunwear of California, Inc...............  43,900     126,432
   #*  Penn National Gaming, Inc........................  63,446     744,222
       Penske Automotive Group, Inc.....................  43,845   1,881,389
   *   Pep Boys-Manny, Moe & Jack (The).................  75,098     896,670
   *   Perfumania Holdings, Inc.........................     537       3,458
   *   Perry Ellis International, Inc...................  21,492     336,780
   #*  Pinnacle Entertainment, Inc......................  71,930   1,571,670
       PulteGroup, Inc.................................. 143,221   2,910,251

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
  Consumer Discretionary -- (Continued)
      PVH Corp.........................................    31,964 $ 3,863,489
  #*  Quiksilver, Inc..................................    74,010     521,770
  #*  Radio One, Inc. Class D..........................    13,955      76,753
  #*  RadioShack Corp..................................    46,847     112,433
  *   Red Lion Hotels Corp.............................     8,907      51,661
  *   Red Robin Gourmet Burgers, Inc...................    31,175   2,008,605
      Regis Corp.......................................    54,292     669,420
  #   Rent-A-Center, Inc...............................    76,435   1,906,289
  #*  Rick's Cabaret International, Inc................    12,026     135,774
      Rocky Brands, Inc................................     8,729     135,474
      Royal Caribbean Cruises, Ltd.....................   322,500  15,996,000
  #*  Ruby Tuesday, Inc................................    70,361     394,022
  #   Saga Communications, Inc. Class A................     8,693     428,913
      Salem Communications Corp. Class A...............    10,922      93,929
  #   Scholastic Corp..................................    30,900   1,019,391
  *   Scientific Games Corp. Class A...................    41,635     586,221
  #*  Sears Holdings Corp..............................    70,001   2,545,936
      Service Corp. International/US...................   274,069   4,851,021
  *   Shiloh Industries, Inc...........................    24,793     373,878
  #   Shoe Carnival, Inc...............................    33,450     826,215
  *   Skechers U.S.A., Inc. Class A....................    49,610   1,433,233
      Spartan Motors, Inc..............................    16,820      96,715
      Speedway Motorsports, Inc........................    52,187     999,903
  *   Sport Chalet, Inc. Class A.......................       875         980
  *   Sport Chalet, Inc. Class B.......................       299         393
  #   Stage Stores, Inc................................    53,575   1,050,070
  #   Standard Motor Products, Inc.....................    37,342   1,221,457
  *   Stanley Furniture Co., Inc.......................    15,798      60,032
  #   Staples, Inc.....................................   497,525   6,547,429
  *   Starz............................................    84,255   2,357,455
  *   Starz Class B....................................     7,622     213,187
      Stein Mart, Inc..................................    22,915     283,688
  *   Steiner Leisure, Ltd.............................     2,225     109,047
  *   Stoneridge, Inc..................................    19,361     220,328
      Strattec Security Corp...........................     5,224     286,014
      Superior Industries International, Inc...........    37,089     675,391
      Superior Uniform Group, Inc......................     8,978     140,057
  *   Systemax, Inc....................................    11,750     132,893
  #*  Tandy Leather Factory, Inc.......................       500       4,255
      Time Warner Cable, Inc...........................   693,942  92,481,650
      Time Warner, Inc................................. 1,534,860  96,435,254
  *   Toll Brothers, Inc...............................   203,299   7,471,238
  #*  Trans World Entertainment Corp...................     5,781      22,893
  #*  Tuesday Morning Corp.............................    60,500     794,970
      Twenty-First Century Fox, Inc. Class A........... 1,287,383  40,964,527
      Twenty-First Century Fox, Inc. Class B...........   550,972  17,212,365
  *   Unifi, Inc.......................................    43,422   1,006,956
  *   Universal Electronics, Inc.......................     3,206     114,582
  #   Vail Resorts, Inc................................    11,600     790,540
  #*  Valuevision Media, Inc. Class A..................     3,998      24,668
  #*  VOXX International Corp..........................    24,496     326,532
      Walt Disney Co. (The)............................    26,220   1,903,834
  #   Wendy's Co. (The)................................   242,704   2,201,325

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Discretionary -- (Continued)
  *   West Marine, Inc.................................    26,468 $    346,466
  #*  Wet Seal, Inc. (The) Class A.....................    13,619       32,549
      Whirlpool Corp...................................    30,049    4,005,532
      Wyndham Worldwide Corp...........................   144,114   10,223,447
  *   Zale Corp........................................    23,799      359,841
                                                                  ------------
  Total Consumer Discretionary.........................            843,119,997
                                                                  ------------
  Consumer Staples -- (7.0%)
      Alico, Inc.......................................       960       35,059
  *   Alliance One International, Inc..................    35,084       90,166
  #   Andersons, Inc. (The)............................    15,774    1,305,141
      Archer-Daniels-Midland Co........................   813,476   32,116,032
      Beam, Inc........................................   131,553   10,958,365
  *   Boulder Brands, Inc..............................    76,099    1,091,260
      Bunge, Ltd.......................................   121,368    9,194,840
      CCA Industries, Inc..............................     8,323       25,219
  *   Central Garden and Pet Co........................    25,184      162,689
  *   Central Garden and Pet Co. Class A...............    54,453      339,787
  *   Chiquita Brands International, Inc...............    69,284      733,025
  *   Constellation Brands, Inc. Class A...............   249,042   19,094,050
  *   Constellation Brands, Inc. Class B...............    12,715      976,131
  *   Craft Brew Alliance, Inc.........................     9,754      147,480
      CVS Caremark Corp................................ 1,510,745  102,307,651
  *   Farmer Bros Co...................................     6,695      144,813
      Fresh Del Monte Produce, Inc.....................    39,437    1,043,503
  #   Griffin Land & Nurseries, Inc....................     1,500       45,900
  *   Hain Celestial Group, Inc. (The).................    43,646    4,010,631
      Ingles Markets, Inc. Class A.....................    11,437      310,858
      Ingredion, Inc...................................    62,117    3,869,889
      JM Smucker Co. (The).............................   108,204   10,429,784
  #   John B Sanfilippo & Son, Inc.....................    10,428      241,408
      Kraft Foods Group, Inc...........................   209,706   10,978,109
  #*  Mannatech, Inc...................................       717       10,984
      MGP Ingredients, Inc.............................     4,788       26,382
  #   Molson Coors Brewing Co. Class A.................     1,908      101,162
      Molson Coors Brewing Co. Class B.................   186,550    9,819,992
      Mondelez International, Inc. Class A............. 2,081,099   68,155,992
  *   Nutraceutical International Corp.................    14,615      365,960
      Oil-Dri Corp. of America.........................     5,047      173,364
  *   Omega Protein Corp...............................    25,852      261,881
  *   Pantry, Inc. (The)...............................    22,475      328,360
  #*  Post Holdings, Inc...............................    50,201    2,687,259
  #   Safeway, Inc.....................................   157,807    4,929,891
  #   Sanderson Farms, Inc.............................    16,100    1,197,035
  *   Seaboard Corp....................................     1,812    4,620,600
  *   Seneca Foods Corp. Class A.......................     6,301      183,170
  *   Seneca Foods Corp. Class B.......................       300        8,833
  #   Snyders-Lance, Inc...............................    28,337      756,881
      Spartan Stores, Inc..............................    34,281      774,408
      Spectrum Brands Holdings, Inc....................    46,130    3,471,282
  #*  Susser Holdings Corp.............................    12,360      753,713
  #*  TreeHouse Foods, Inc.............................    24,190    1,592,670
  #   Tyson Foods, Inc. Class A........................   405,030   15,148,122

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Staples -- (Continued)
  #   Universal Corp...................................    22,290 $  1,143,923
      Weis Markets, Inc................................    11,602      571,050
                                                                  ------------
  Total Consumer Staples...............................            326,734,704
                                                                  ------------
  Energy -- (14.2%)
      Adams Resources & Energy, Inc....................     6,004      399,386
      Alon USA Energy, Inc.............................    33,484      526,034
  #*  Alpha Natural Resources, Inc.....................   170,794      970,110
      Anadarko Petroleum Corp..........................   845,068   68,188,537
      Apache Corp......................................   289,715   23,252,526
  #*  Approach Resources, Inc..........................     6,883      138,279
  #   Arch Coal, Inc...................................    60,743      257,550
  *   Atwood Oceanics, Inc.............................     4,600      218,040
      Baker Hughes, Inc................................    84,672    4,795,822
  *   Barnwell Industries, Inc.........................     8,038       24,918
  #*  Bill Barrett Corp................................    51,500    1,442,515
      Bolt Technology Corp.............................     9,574      207,469
      Bristow Group, Inc...............................    43,589    3,129,254
  #*  C&J Energy Services, Inc.........................    37,416      874,786
      Cabot Oil & Gas Corp.............................       568       22,709
  *   Callon Petroleum Co..............................    13,214       89,195
  #   Chesapeake Energy Corp...........................   624,655   16,809,466
      Chevron Corp.....................................   696,706   77,773,291
  *   Cloud Peak Energy, Inc...........................    33,115      620,244
  #   Comstock Resources, Inc..........................    32,421      556,020
      ConocoPhillips................................... 1,766,829  114,755,544
  *   Contango Oil & Gas Co............................     1,064       44,645
  *   Dawson Geophysical Co............................    17,055      552,070
      Delek US Holdings, Inc...........................    52,256    1,583,357
  *   Denbury Resources, Inc...........................   289,460    4,651,622
      Devon Energy Corp................................    42,463    2,514,659
  #*  Double Eagle Petroleum Co........................     7,844       17,021
  *   Emerald Oil, Inc.................................    32,065      245,939
  #*  Endeavour International Corp.....................     4,300       28,337
      EOG Resources, Inc...............................     6,045      998,876
  *   EPL Oil & Gas, Inc...............................    27,489      738,629
  *   Era Group, Inc...................................    36,653    1,073,566
  *   Exterran Holdings, Inc...........................    69,200    2,404,008
  #   Green Plains Renewable Energy, Inc...............    26,534      591,178
      Gulf Island Fabrication, Inc.....................    15,018      304,265
      Gulfmark Offshore, Inc. Class A..................    35,505    1,511,093
  #*  Harvest Natural Resources, Inc...................    48,645      213,552
  *   Helix Energy Solutions Group, Inc................   103,010    2,100,374
      Helmerich & Payne, Inc...........................   108,670    9,567,307
  *   Hercules Offshore, Inc...........................   107,413      534,917
      Hess Corp........................................   378,130   28,545,034
  *   HKN, Inc.........................................       564       41,736
      HollyFrontier Corp...............................    26,505    1,227,182
  #*  Hornbeck Offshore Services, Inc..................    29,719    1,269,298
  #*  James River Coal Co..............................    10,139       11,153
  #*  Key Energy Services, Inc.........................    49,745      362,641
      Knightsbridge Tankers, Ltd.......................    14,861      139,991
  #*  Magnum Hunter Resources Corp.....................    82,198      686,353

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Energy -- (Continued)
       Marathon Oil Corp................................ 903,937 $29,640,094
       Marathon Petroleum Corp.......................... 451,968  39,343,814
   *   Matador Resources Co.............................   6,400     124,416
   *   Matrix Service Co................................  15,423     405,316
   #*  McDermott International, Inc.....................  63,698     531,241
       Murphy Oil Corp.................................. 189,426  10,723,406
       Nabors Industries, Ltd........................... 272,782   4,659,117
       National Oilwell Varco, Inc...................... 250,948  18,823,609
   *   Natural Gas Services Group, Inc..................  15,026     434,251
   *   Newfield Exploration Co..........................  48,506   1,201,494
   #*  Newpark Resources, Inc...........................  97,395   1,106,407
       Noble Corp. P.L.C................................  74,243   2,303,760
       Noble Energy, Inc................................ 133,794   8,339,380
   #*  Northern Oil and Gas, Inc........................  16,372     238,049
       Occidental Petroleum Corp........................  56,737   4,968,459
   #*  Overseas Shipholding Group, Inc..................   2,355      20,865
   *   Parker Drilling Co............................... 142,573   1,060,743
       Patterson-UTI Energy, Inc........................ 152,325   3,913,229
   *   PDC Energy, Inc..................................  24,103   1,201,776
   *   Penn Virginia Corp...............................  35,279     422,995
   *   PHI, Inc. Non-Voting.............................  21,843     804,478
   #*  PHI, Inc. Voting.................................   1,099      39,015
       Phillips 66...................................... 883,414  64,568,729
   *   Pioneer Energy Services Corp.....................  98,221     823,092
       Pioneer Natural Resources Co.....................  88,400  14,967,888
       QEP Resources, Inc...............................  33,043   1,020,698
   *   Renewable Energy Group, Inc......................   2,882      28,849
   *   REX American Resources Corp......................   4,050     165,888
   *   Rex Energy Corp..................................  35,100     661,284
   *   Rowan Cos. P.L.C. Class A........................ 121,858   3,822,685
   #*  SEACOR Holdings, Inc.............................  36,653   3,085,450
       SemGroup Corp. Class A...........................   4,727     291,940
   #   Ship Finance International, Ltd..................  40,467     692,795
   *   Stone Energy Corp................................   1,115      34,509
       Superior Energy Services, Inc....................  75,686   1,789,217
   #*  Swift Energy Co..................................  34,900     432,062
   #   Teekay Corp......................................  37,720   2,043,292
   *   Tesco Corp.......................................   3,745      79,094
       Tesoro Corp...................................... 168,807   8,696,937
   *   TETRA Technologies, Inc..........................  25,510     263,263
   *   TGC Industries, Inc..............................   1,787      11,633
       Tidewater, Inc...................................  49,127   2,547,235
   #   Transocean, Ltd.................................. 274,265  11,870,189
   #*  Triangle Petroleum Corp..........................   7,779      59,198
   *   Unit Corp........................................  57,000   2,848,290
   #*  USEC, Inc........................................   6,111      27,744
       Valero Energy Corp............................... 605,899  30,961,439
   *   Weatherford International, Ltd................... 281,383   3,809,926
   #   Western Refining, Inc............................  68,485   2,678,448
   *   Whiting Petroleum Corp...........................  16,007     934,489

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Energy -- (Continued)
  *   Willbros Group, Inc..............................    18,620 $    155,477
                                                                  ------------
  Total Energy.........................................            666,688,152
                                                                  ------------
  Financials -- (18.2%)
      1st Source Corp..................................    41,187    1,213,781
      1st United Bancorp Inc/Boca Raton................       863        6,265
      ACE, Ltd.........................................    46,348    4,347,906
  #   Alexander & Baldwin, Inc.........................    66,838    2,614,034
  *   Alleghany Corp...................................     2,626      977,739
      Allied World Assurance Co. Holdings AG...........    25,477    2,622,093
      Allstate Corp. (The).............................   157,339    8,055,757
  *   American Capital, Ltd............................   422,803    6,599,955
  #   American Equity Investment Life Holding Co.......    88,700    1,946,965
      American Financial Group, Inc....................   173,596    9,533,892
  #*  American Independence Corp.......................       173        1,827
      American International Group, Inc................   899,581   43,143,905
      American National Insurance Co...................    37,287    3,877,848
  *   Ameris Bancorp...................................    12,022      246,090
      AmeriServ Financial, Inc.........................    33,075      107,824
      Argo Group International Holdings, Ltd...........    42,675    1,919,948
      Aspen Insurance Holdings, Ltd....................   102,623    3,992,035
      Associated Banc-Corp.............................    31,434      517,718
  #   Assurant, Inc....................................    65,820    4,301,337
      Assured Guaranty, Ltd............................   122,989    2,601,217
  *   Asta Funding, Inc................................     7,527       61,721
      Astoria Financial Corp...........................    19,344      256,115
  #*  Atlanticus Holdings Corp.........................    19,218       56,693
  #*  AV Homes, Inc....................................    15,767      295,158
      Axis Capital Holdings, Ltd.......................       800       36,016
  #   Baldwin & Lyons, Inc. Class A....................       300        7,254
  #   Baldwin & Lyons, Inc. Class B....................     6,556      163,638
      Banc of California, Inc..........................       810       10,287
  #*  Bancorp, Inc.....................................       459        8,744
      Bank Mutual Corp.................................    51,232      350,427
      Bank of America Corp............................. 6,542,656  109,589,488
      Bank of New York Mellon Corp. (The)..............   491,755   15,716,490
      BankFinancial Corp...............................    39,867      362,391
      Banner Corp......................................     7,943      292,541
      BCB Bancorp, Inc.................................     1,059       13,502
      Berkshire Hills Bancorp, Inc.....................    25,980      635,471
  *   BofI Holding, Inc................................     8,208      679,212
  *   Capital Bank Financial Corp. Class A.............       233        5,371
  #*  Capital City Bank Group, Inc.....................    16,844      214,929
      Capital One Financial Corp.......................   356,632   25,181,786
      Capital Southwest Corp...........................    27,628      944,049
      Cathay General Bancorp...........................    17,730      416,655
      Centerstate Banks, Inc...........................       747        8,217
      Century Bancorp, Inc. Class A....................       495       16,785
      Chicopee Bancorp, Inc............................     1,000       17,350
      CIT Group, Inc...................................    39,411    1,834,582
      Citigroup, Inc................................... 2,248,344  106,638,956
      Citizens Community Bancorp, Inc..................    10,355       83,254
      CME Group, Inc...................................   414,385   30,979,423

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Financials -- (Continued)
       CNA Financial Corp............................... 277,671 $10,906,917
       CNO Financial Group, Inc......................... 301,264   5,103,412
       Codorus Valley Bancorp, Inc......................     126       2,649
   *   Community West Bancshares........................     400       2,868
   *   Cowen Group, Inc. Class A........................  15,961      65,121
       Donegal Group, Inc. Class A......................  27,472     401,366
   #   Donegal Group, Inc. Class B......................     300       7,364
   *   E*TRADE Financial Corp...........................  89,699   1,795,774
       East West Bancorp, Inc...........................     672      22,473
   *   Eastern Virginia Bankshares, Inc.................     307       2,075
       EMC Insurance Group, Inc.........................  18,341     504,011
   #*  Encore Capital Group, Inc........................     627      29,839
       Endurance Specialty Holdings, Ltd................  76,288   3,996,728
       Enterprise Financial Services Corp...............   3,235      60,236
   #   ESB Financial Corp...............................     432       5,556
       ESSA Bancorp, Inc................................   8,217      92,688
       Evans Bancorp, Inc...............................   1,681      38,663
       Everest Re Group, Ltd............................  34,913   5,054,006
   #*  Farmers Capital Bank Corp........................     302       6,209
       FBL Financial Group, Inc. Class A................  24,660     952,616
   #   Federal Agricultural Mortgage Corp. Class A......     177       4,383
       Federal Agricultural Mortgage Corp. Class C......   9,200     281,888
       Federated National Holding Co....................  13,665     180,788
       Fidelity National Financial, Inc. Class A........  46,321   1,460,964
   #   Fidelity Southern Corp...........................   7,214     101,569
   *   First Acceptance Corp............................  39,006     100,245
   #   First American Financial Corp....................  61,982   1,606,573
       First Bancorp....................................  16,138     278,058
   #*  First BanCorp....................................   7,500      36,675
   *   First Bancshares, Inc............................     400       3,312
       First Business Financial Services, Inc...........     482      19,883
       First Citizens BancShares, Inc. Class A..........   8,627   1,908,637
       First Commonwealth Financial Corp................  30,547     250,791
       First Community Bancshares, Inc..................     183       2,963
       First Defiance Financial Corp....................  10,880     279,834
       First Federal of Northern Michigan Bancorp, Inc..     900       4,568
       First Financial Holdings, Inc....................   8,549     526,191
   #   First Financial Northwest, Inc...................  25,371     262,336
       First Merchants Corp.............................  46,827     987,581
       First Midwest Bancorp, Inc.......................   7,168     114,473
       First Niagara Financial Group, Inc...............  77,106     666,196
       First South Bancorp, Inc.........................   2,278      18,452
       Fox Chase Bancorp, Inc...........................     351       6,006
   *   Genworth Financial, Inc. Class A.................  34,964     515,719
   #   German American Bancorp, Inc.....................   7,459     201,095
       GFI Group, Inc...................................   2,875      10,925
   #*  Gleacher & Co., Inc..............................     450       4,959
   *   Global Indemnity P.L.C...........................   8,282     202,992
       Goldman Sachs Group, Inc. (The).................. 143,685  23,581,582
       Great Southern Bancorp, Inc......................   1,616      44,682
       Guaranty Bancorp.................................  15,867     205,636
   *   Guaranty Federal Bancshares, Inc.................   1,684      18,019
   *   Hallmark Financial Services, Inc.................  25,666     226,117

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Financials -- (Continued)
  #   Hampden Bancorp, Inc.............................     5,886 $    94,411
      Hanover Insurance Group, Inc. (The)..............    88,829   4,932,674
      Hartford Financial Services Group, Inc...........   308,762  10,266,336
      HCC Insurance Holdings, Inc......................    17,700     759,507
      Heartland Financial USA, Inc.....................       465      11,713
      Heritage Commerce Corp...........................    14,483     116,009
      HF Financial Corp................................       400       5,276
  *   Hilltop Holdings, Inc............................    26,171     622,608
  #   Hingham Institution for Savings..................       500      39,290
  *   HMN Financial, Inc...............................     3,456      38,396
  *   Home Bancorp, Inc................................       719      14,488
      Home Federal Bancorp, Inc .......................     9,420     136,590
      HopFed Bancorp, Inc..............................     6,781      77,439
      Horace Mann Educators Corp.......................    58,206   1,623,947
      Hudson City Bancorp, Inc.........................    28,191     254,847
  *   ICG Group, Inc...................................     1,184      22,484
  #*  Imperial Holdings, Inc...........................     2,882      17,811
  #   Independence Holding Co..........................    24,172     310,127
      Infinity Property & Casualty Corp................    15,800   1,115,480
      IntercontinentalExchange Group, Inc..............     1,479     308,800
      International Bancshares Corp....................       800      18,728
  #*  Intervest Bancshares Corp. Class A...............     2,078      15,543
  *   Investment Technology Group, Inc.................    23,677     390,670
      Investors Title Co...............................     1,169      93,660
  #   Janus Capital Group, Inc.........................    24,840     272,992
      JPMorgan Chase & Co.............................. 1,173,590  64,969,942
      Kemper Corp......................................    67,002   2,462,323
      Kentucky First Federal Bancorp...................     2,800      24,416
      KeyCorp..........................................   526,210   6,714,440
      Lakeland Bancorp, Inc............................     8,324      93,811
      Landmark Bancorp, Inc............................     1,968      37,805
      Legg Mason, Inc..................................    93,283   3,950,535
      Lincoln National Corp............................   378,093  18,159,807
      LNB Bancorp, Inc.................................    13,395     134,084
      Loews Corp.......................................   243,798  10,870,953
  #*  Louisiana Bancorp, Inc...........................     5,606     102,478
  #*  Macatawa Bank Corp...............................    18,892     100,128
  *   Magyar Bancorp, Inc..............................       500       3,975
  #   Maiden Holdings, Ltd.............................     5,792      63,596
      MainSource Financial Group, Inc..................    45,000     733,950
      Marlin Business Services Corp....................    14,241     361,294
      MB Financial, Inc................................    19,678     552,952
  #*  MBIA, Inc........................................    82,267     900,001
  *   MBT Financial Corp...............................    23,185     125,431
      MCG Capital Corp.................................    11,930      53,327
  #   Meadowbrook Insurance Group, Inc.................    26,353     159,699
      Medallion Financial Corp.........................     9,550     127,301
      Mercantile Bank Corp.............................     4,422      88,484
  #   Meta Financial Group, Inc........................     1,083      43,807
      MetLife, Inc..................................... 1,125,923  55,226,523
  *   Metro Bancorp, Inc...............................    26,598     528,502
  *   MGIC Investment Corp.............................    72,733     617,503
      MicroFinancial, Inc..............................     5,900      45,371

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
   Financials -- (Continued)
         MidWestOne Financial Group, Inc..............       346 $     8,505
         Montpelier Re Holdings, Ltd..................    38,746   1,079,851
         Morgan Stanley............................... 1,476,248  43,564,078
         MutualFirst Financial, Inc...................     2,300      43,217
         NASDAQ OMX Group, Inc. (The).................    42,129   1,607,221
         National Western Life Insurance Co. Class A..       900     196,335
   *     Navigators Group, Inc. (The).................     3,685     219,737
   *     New Century Bancorp, Inc.....................       600       3,948
   #     New Hampshire Thrift Bancshares, Inc.........     3,667      54,712
   *     NewBridge Bancorp............................    11,413      79,777
   #*    NewStar Financial, Inc.......................    41,166     647,541
   *     North Valley Bancorp.........................       907      21,197
         Northeast Community Bancorp, Inc.............    18,190     132,241
         Northrim BanCorp, Inc........................     5,734     137,731
         OFG Bancorp..................................    30,191     440,185
         Old Republic International Corp..............   280,714   4,384,753
   #*    Old Second Bancorp, Inc......................     4,874      22,713
         Oppenheimer Holdings, Inc. Class A...........     3,097      72,718
   *     Pacific Mercantile Bancorp...................    16,236     101,637
   #     PacWest Bancorp..............................     1,076      43,158
         Park Sterling Corp...........................     3,253      21,958
         PartnerRe, Ltd...............................    52,224   5,126,830
   #     People's United Financial, Inc...............    68,700     976,227
         Peoples Bancorp of North Carolina, Inc.......       250       3,833
         Peoples Bancorp, Inc.........................    17,608     397,060
   #*    PHH Corp.....................................    91,804   2,228,083
   #*    Phoenix Cos., Inc. (The).....................     2,631     123,920
   #     Pinnacle Financial Partners, Inc.............    23,924     780,879
   *     Piper Jaffray Cos............................       312      12,255
         Platinum Underwriters Holdings, Ltd..........    21,715   1,234,281
   *     Popular, Inc.................................    56,536   1,492,550
   *     Porter Bancorp, Inc..........................     1,737       1,702
   #*    Portfolio Recovery Associates, Inc...........    28,203   1,416,355
         Premier Financial Bancorp, Inc...............     1,301      18,708
         Principal Financial Group, Inc...............   217,722   9,486,148
   #     Protective Life Corp.........................    98,037   4,804,793
         Provident Financial Holdings, Inc............       544       8,187
         Provident Financial Services, Inc............    21,059     364,742
         Prudential Financial, Inc....................   497,625  41,994,574
         Pulaski Financial Corp.......................     4,550      47,274
   #     Radian Group, Inc............................   161,945   2,409,742
         Regions Financial Corp....................... 1,302,555  13,246,984
         Reinsurance Group of America, Inc............   169,166  12,631,625
         Renasant Corp................................    42,102   1,212,117
   *     Republic First Bancorp, Inc..................     2,174       6,935
         Resource America, Inc. Class A...............    21,051     184,828
   #*    Riverview Bancorp, Inc.......................    15,319      47,948
         Safety Insurance Group, Inc..................    11,042     597,151
         Sandy Spring Bancorp, Inc....................     9,125     227,851
         Selective Insurance Group, Inc...............    45,200   1,063,104
         SI Financial Group, Inc......................     5,661      66,970
   (o)*  Southern Community Financial.................    29,890       6,576
   #*    Southern First Bancshares, Inc...............     1,216      16,161

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Financials -- (Continued)
       Southwest Bancorp, Inc...........................  16,974 $    296,196
       StanCorp Financial Group, Inc....................  15,636    1,004,613
       State Auto Financial Corp........................  56,823    1,089,865
       Sterling Bancorp.................................  70,552      888,955
   #   Stewart Information Services Corp................  12,271      398,930
   #*  Stratus Properties, Inc..........................   3,069       53,309
   *   Suffolk Bancorp..................................     205        3,952
   #*  Sun Bancorp, Inc.................................   4,075       12,918
       SunTrust Banks, Inc.............................. 491,691   18,202,401
       Susquehanna Bancshares, Inc......................  97,547    1,056,434
       Symetra Financial Corp...........................  20,319      389,109
       Synovus Financial Corp........................... 159,578      534,586
       Teche Holding Co.................................     600       44,970
       TF Financial Corp................................     630       19,215
       Timberland Bancorp, Inc..........................   2,500       27,400
       Travelers Cos., Inc. (The).......................  28,000    2,275,840
   *   Tree.com, Inc....................................   5,635      182,856
   #   Trustmark Corp...................................   4,194       99,649
   #   Umpqua Holdings Corp.............................  34,932      613,406
   *   Unico American Corp..............................   1,900       24,738
       Union First Market Bankshares Corp...............  37,042      854,559
       United Financial Bancorp, Inc....................   6,824      120,990
       United Fire Group, Inc...........................  38,612      969,161
   *   United Security Bancshares.......................     393        1,961
       Unity Bancorp, Inc...............................   3,306       25,853
       Unum Group....................................... 517,445   16,661,729
       Validus Holdings, Ltd............................   4,399      158,012
   *   Virginia Commerce Bancorp, Inc...................  22,274      362,175
       Washington Federal, Inc..........................   1,243       27,197
   #*  Waterstone Financial, Inc........................   1,426       15,064
       WesBanco, Inc....................................  31,462      898,555
       West Bancorporation, Inc.........................  13,957      206,424
       Westfield Financial, Inc.........................  10,811       80,650
       Wintrust Financial Corp..........................  24,224    1,061,738
       XL Group P.L.C................................... 240,766    6,919,615
   *   Yadkin Financial Corp............................   5,570      104,159
       Zions BanCorp....................................  53,325    1,533,094
   *   ZipRealty, Inc...................................  10,028       41,917
                                                                 ------------
   Total Financials.....................................          857,863,369
                                                                 ------------
   Health Care -- (10.0%)
   *   Addus HomeCare Corp..............................   2,044       48,320
       Aetna, Inc....................................... 558,462   38,159,708
   *   Affymetrix, Inc..................................  42,297      397,169
   #*  Albany Molecular Research, Inc...................  34,587      370,081
   *   Alere, Inc.......................................  74,130    2,809,527
   *   Allied Healthcare Products, Inc..................   1,000        2,460
   #*  Allscripts Healthcare Solutions, Inc............. 187,470    3,104,503
   *   Alphatec Holdings, Inc...........................   5,644       12,247
   #*  Amedisys, Inc....................................  19,727      297,680
   *   AMN Healthcare Services, Inc.....................   8,600      129,946
   *   Amsurg Corp......................................  30,743    1,283,520
       Analogic Corp....................................   2,988      285,802

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
   Health Care -- (Continued)
   *      AngioDynamics, Inc..........................    44,530 $   708,472
   *      Anika Therapeutics, Inc.....................    14,671     488,104
   *      Arrhythmia Research Technology, Inc.........     1,200       5,340
   #*     Baxano Surgical, Inc........................     5,997       7,676
   *      BioScrip, Inc...............................    36,570     311,211
   *      BioTelemetry, Inc...........................     5,328      38,841
   *      Boston Scientific Corp...................... 1,204,199  16,292,812
   *      Cambrex Corp................................    43,567     817,753
   #*     Capital Senior Living Corp..................    54,559   1,225,941
   *      CareFusion Corp.............................   207,163   8,446,036
   #*     Celldex Therapeutics, Inc...................     4,759     122,687
          Cigna Corp..................................    42,954   3,707,360
   *      Community Health Systems, Inc...............   105,314   4,361,053
   #      CONMED Corp.................................    43,239   1,813,876
          Cooper Cos., Inc. (The).....................    13,956   1,734,452
   *      Cross Country Healthcare, Inc...............    28,968     312,854
          CryoLife, Inc...............................    17,502     188,847
   #*     Cumberland Pharmaceuticals, Inc.............    23,319     109,599
   #*     Cutera, Inc.................................    23,864     226,708
   *      Cynosure, Inc. Class A......................     8,077     216,706
          Daxor Corp..................................       545       3,861
          Digirad Corp................................    29,111     101,889
   *      Emergent Biosolutions, Inc..................     8,678     207,665
   *      Endo Health Solutions, Inc..................    54,588   3,596,257
   #*     Enzo Biochem, Inc...........................    47,997     134,872
   *      Exactech, Inc...............................     3,390      75,529
   *      Express Scripts Holding Co..................   493,239  36,840,021
   *      Five Star Quality Care, Inc.................    28,953     157,215
   *      Forest Laboratories, Inc....................    78,471   5,202,627
   *      Gentiva Health Services, Inc................    31,640     359,430
   *      Greatbatch, Inc.............................    41,672   1,771,477
   #*     Hanger, Inc.................................    16,897     571,288
   #*     Harvard Apparatus Regenerative Technology,
            Inc.......................................     8,026      32,826
   *      Harvard Bioscience, Inc.....................    32,107     141,913
   *      Health Net, Inc.............................    44,958   1,478,669
   #*     Healthways, Inc.............................    46,297     708,807
   *      Hologic, Inc................................   305,036   6,515,569
          Humana, Inc.................................   236,814  23,042,002
   *      Impax Laboratories, Inc.....................     4,700     108,758
          Invacare Corp...............................    30,851     622,573
          Kewaunee Scientific Corp....................     1,631      27,075
          Kindred Healthcare, Inc.....................    59,114   1,119,619
   *      Lannett Co., Inc............................     3,649     128,883
   *      LCA-Vision, Inc.............................       700       2,954
          LeMaitre Vascular, Inc......................     5,100      40,647
   #*     LHC Group, Inc..............................     1,418      32,529
   *      Life Technologies Corp......................    94,990   7,225,889
   *      LifePoint Hospitals, Inc....................    82,208   4,357,846
   *      Magellan Health Services, Inc...............    17,899   1,070,897
   (o)#*  Maxygen, Inc................................    43,105       1,293
   *      MedAssets, Inc..............................    44,682     984,791
   (o)*   MedCath Corp................................    29,240      58,480
   *      Medical Action Industries, Inc..............    24,509     181,857

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES      VALUE+
                                                      --------- ------------
   Health Care -- (Continued)
   #*    Merit Medical Systems, Inc..................    13,395 $    192,486
   *     Misonix, Inc................................     4,083       20,946
   #*    Molina Healthcare, Inc......................    24,941      897,876
   #     National Healthcare Corp....................     6,484      337,168
   *     Natus Medical, Inc..........................    15,698      406,421
   *     NuVasive, Inc...............................     2,045       76,565
   #     Omnicare, Inc...............................   197,388   12,328,854
   *     Omnicell, Inc...............................    35,405      914,157
   *     PDI, Inc....................................    14,978       86,723
         PerkinElmer, Inc............................    76,500    3,335,400
         Pfizer, Inc................................. 3,950,849  120,105,810
   *     PharMerica Corp.............................    33,305      810,644
   *     Prestige Brands Holdings, Inc...............   111,489    3,373,657
   #*    Repligen Corp...............................    21,271      329,275
   #*    RTI Surgical, Inc...........................    73,086      226,567
   #*    Sciclone Pharmaceuticals, Inc...............    13,028       61,232
         Select Medical Holdings Corp................    42,204      455,803
   #*    Skilled Healthcare Group, Inc. Class A......     9,380       42,867
   *     SunLink Health Systems, Inc.................     1,750        2,100
   *     SurModics, Inc..............................     5,593      136,357
   *     Symmetry Medical, Inc.......................    77,051      748,936
   #     Teleflex, Inc...............................    37,223    3,485,562
         Thermo Fisher Scientific, Inc...............   499,520   57,514,733
   *     Triple-S Management Corp. Class B...........    20,684      369,003
         UnitedHealth Group, Inc.....................    89,716    6,484,672
   #     Universal American Corp.....................    84,328      594,512
   *     VCA Antech, Inc.............................    69,140    2,208,332
   *     WellCare Health Plans, Inc..................    18,375    1,196,396
         WellPoint, Inc..............................   504,640   43,399,040
   *     Wright Medical Group, Inc...................    32,357      983,976
         Zoetis, Inc.................................   805,208   24,446,115
                                                                ------------
   Total Health Care.................................            470,515,484
                                                                ------------
   Industrials -- (13.8%)
         AAR Corp....................................    32,906      876,945
         ABM Industries, Inc.........................    64,500    1,719,570
         Aceto Corp..................................    31,686      675,545
         Acme United Corp............................     1,030       14,997
         Actuant Corp. Class A.......................    44,986    1,539,421
   *     Adept Technology, Inc.......................    20,476      353,621
   #     ADT Corp. (The).............................   197,193    5,923,678
   *     AECOM Technology Corp.......................    23,177      664,485
   #*    Aegion Corp.................................    83,805    1,719,679
   #*    Aerovironment, Inc..........................    35,065    1,045,638
         AGCO Corp...................................    58,973    3,145,030
   *     Air Transport Services Group, Inc...........     6,308       39,677
         Alamo Group, Inc............................    22,751    1,142,555
         Alaska Air Group, Inc.......................    52,626    4,161,138
         Albany International Corp. Class A..........    20,551      710,448
   *     Allegion P.L.C..............................    71,036    3,505,627
         Alliant Techsystems, Inc....................    38,805    5,576,278
   (o)*  Allied Defense Group, Inc...................     2,645          212
         AMERCO......................................    29,431    6,555,167

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Industrials -- (Continued)
  #*  Ameresco, Inc. Class A...........................       981 $     9,673
  #   American Railcar Industries, Inc.................    20,003     978,547
      Ampco-Pittsburgh Corp............................     4,007      71,365
  *   AMREP Corp.......................................     1,159       8,345
  #   Apogee Enterprises, Inc..........................    36,374   1,229,441
      Argan, Inc.......................................        21         597
      Arkansas Best Corp...............................    12,135     416,109
  #*  Ascent Solar Technologies, Inc...................     1,951       1,346
  #   Astec Industries, Inc............................    22,925     852,810
  *   Atlas Air Worldwide Holdings, Inc................    36,746   1,298,236
  *   Avis Budget Group, Inc...........................    94,608   3,567,668
      Baltic Trading, Ltd..............................        40         232
      Barnes Group, Inc................................    36,400   1,362,816
      Barrett Business Services, Inc...................    12,955   1,015,802
  *   BlueLinx Holdings, Inc...........................    17,052      27,113
      Brady Corp. Class A..............................    38,500   1,053,360
  #   Briggs & Stratton Corp...........................    41,033     864,565
  #*  Builders FirstSource, Inc........................    12,182      98,065
  #*  CAI International, Inc...........................    17,082     353,427
  *   Casella Waste Systems, Inc. Class A..............    14,362      73,677
  #*  CBIZ, Inc........................................    38,149     328,081
      CDI Corp.........................................    39,837     682,009
      Ceco Environmental Corp..........................     3,773      58,632
  #   Celadon Group, Inc...............................    24,642     512,061
  #   Chicago Rivet & Machine Co.......................       700      29,155
      CIRCOR International, Inc........................     6,849     493,265
  #*  CNH Industrial NV................................    26,635     280,733
  *   Columbus McKinnon Corp...........................    17,542     433,638
      Comfort Systems USA, Inc.........................    44,560     759,302
      Compx International, Inc.........................       500       6,520
  *   Consolidated Graphics, Inc.......................    12,008     778,599
      Courier Corp.....................................     8,245     130,189
      Covanta Holding Corp.............................    94,292   1,697,256
  *   Covenant Transportation Group, Inc. Class A......     7,080      62,021
  #*  CPI Aerostructures, Inc..........................     4,626      64,070
  *   CRA International, Inc...........................     7,613     143,581
      CSX Corp......................................... 1,242,950  33,447,784
      Curtiss-Wright Corp..............................    46,353   2,847,001
  #*  DigitalGlobe, Inc................................    21,971     838,853
  #   Douglas Dynamics, Inc............................    30,234     438,998
  *   Ducommun, Inc....................................    16,645     474,382
  *   Dycom Industries, Inc............................    39,867   1,109,499
      Dynamic Materials Corp...........................     1,436      31,348
      Eastern Co. (The)................................    10,193     158,399
      Eaton Corp. P.L.C................................    78,508   5,738,150
      Ecology and Environment, Inc. Class A............       900      10,242
      EMCOR Group, Inc.................................    50,540   2,148,455
      Encore Wire Corp.................................    19,966   1,020,063
  #*  Energy Recovery, Inc.............................     1,783       7,631
  *   EnerNOC, Inc.....................................    13,197     295,613
  #   EnerSys, Inc.....................................    43,239   2,942,846
  *   Engility Holdings, Inc...........................     7,988     306,020
      Ennis, Inc.......................................    48,483     701,549

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Industrials -- (Continued)
  #*  EnPro Industries, Inc............................    17,635 $  1,279,243
      ESCO Technologies, Inc...........................    17,601      614,275
  #   Espey Manufacturing & Electronics Corp...........     1,671       52,219
  *   Esterline Technologies Corp......................    44,968    4,629,456
      Exelis, Inc......................................    73,253    1,435,026
  *   Federal Signal Corp..............................    65,358      805,211
      FedEx Corp.......................................   142,324   18,974,636
  *   Flow International Corp..........................    24,393       98,548
      Fortune Brands Home & Security, Inc..............   149,626    6,742,148
  *   Franklin Covey Co................................     3,046       58,209
  #   FreightCar America, Inc..........................     9,404      216,104
  *   FTI Consulting, Inc..............................    25,736      954,033
  *   Furmanite Corp...................................    31,044      362,594
      G&K Services, Inc. Class A.......................    29,714    1,660,715
      GATX Corp........................................    65,445    3,789,265
  #*  Genco Shipping & Trading, Ltd....................     7,630       16,099
  *   Gencor Industries, Inc...........................     8,766       80,297
      General Cable Corp...............................     8,357      238,425
      General Dynamics Corp............................    28,674    2,904,963
      General Electric Co.............................. 5,021,489  126,190,019
  *   Genesee & Wyoming, Inc. Class A..................     1,200      108,408
  *   Gibraltar Industries, Inc........................    42,111      752,102
  *   GP Strategies Corp...............................    18,583      515,678
  #   Granite Construction, Inc........................    27,179      904,789
  #*  Great Lakes Dredge & Dock Corp...................    69,820      525,745
  #*  Greenbrier Cos., Inc.............................    22,451      823,727
  #   Griffon Corp.....................................    67,323      845,577
  *   H&E Equipment Services, Inc......................    59,629    1,805,566
      Hardinge, Inc....................................    19,132      263,448
      Harsco Corp......................................    54,094    1,373,447
  #*  Hawaiian Holdings, Inc...........................    18,070      183,591
      Heidrick & Struggles International, Inc..........    18,234      304,143
  *   Hertz Global Holdings, Inc.......................   278,411    7,244,254
  *   Hill International, Inc..........................    27,154      123,279
  *   Hudson Global, Inc...............................    15,880       63,044
      Huntington Ingalls Industries, Inc...............    47,666    4,529,223
      Hurco Cos., Inc..................................     7,910      205,027
  *   Huron Consulting Group, Inc......................     4,001      265,026
      Hyster-Yale Materials Handling, Inc..............    12,246    1,050,217
  *   ICF International, Inc...........................    31,660    1,065,676
      Ingersoll-Rand P.L.C.............................   213,109   12,528,678
      Insteel Industries, Inc..........................    17,578      327,478
  #   International Shipholding Corp...................    11,354      304,174
      Intersections, Inc...............................    26,279      194,465
  #*  JetBlue Airways Corp.............................   324,893    2,846,063
      Kadant, Inc......................................     5,786      207,775
      KAR Auction Services, Inc........................    18,100      503,542
      KBR, Inc.........................................     3,600      112,680
      Kelly Services, Inc. Class A.....................    41,722    1,000,494
      Kennametal, Inc..................................     1,000       43,340
  *   Key Technology, Inc..............................     3,199       40,755
      Kimball International, Inc. Class B..............    31,258      464,806
  *   Korn/Ferry International.........................    33,148      777,652

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Industrials -- (Continued)
   *   Kratos Defense & Security Solutions, Inc.........   2,711 $    19,601
       L-3 Communications Holdings, Inc................. 100,470  11,159,203
   #*  Lawson Products, Inc.............................   8,847     125,804
   #*  Layne Christensen Co.............................  31,561     535,275
       LB Foster Co. Class A............................   6,682     287,727
   #*  LMI Aerospace, Inc...............................  13,807     190,537
       LS Starrett Co. (The) Class A....................   4,097      65,552
       LSI Industries, Inc..............................  27,715     233,915
   *   Lydall, Inc......................................  14,605     258,070
       Manpowergroup, Inc...............................  22,886   1,782,819
       Marten Transport, Ltd............................  47,782     911,203
       Matson, Inc......................................  62,316   1,491,222
   #   McGrath RentCorp.................................  17,552     642,754
   *   Metalico, Inc....................................  27,024      48,913
   *   Mfri, Inc........................................   8,900     129,228
       Miller Industries, Inc...........................  20,099     368,616
   *   Mobile Mini, Inc.................................  54,461   2,106,007
   *   Moog, Inc. Class A...............................  35,339   2,122,460
       Mueller Industries, Inc..........................  15,456     961,981
       Mueller Water Products, Inc. Class A............. 185,957   1,614,107
       Multi-Color Corp.................................     308      11,076
   *   MYR Group, Inc...................................  19,582     490,921
   *   National Presto Industries, Inc..................     571      43,447
   *   Navigant Consulting, Inc.........................  12,297     216,058
       NL Industries, Inc...............................  51,251     565,811
       NN, Inc..........................................  18,396     325,425
       Norfolk Southern Corp............................ 545,229  50,482,753
       Northrop Grumman Corp............................ 337,038  38,944,741
   *   Northwest Pipe Co................................   8,801     308,739
   #*  Ocean Power Technologies, Inc....................   8,400      19,488
   *   On Assignment, Inc...............................  53,951   1,601,266
   *   Orbital Sciences Corp............................  39,656     969,589
   *   Orion Energy Systems, Inc........................   1,043       6,873
       Oshkosh Corp.....................................  14,466     783,189
   *   Owens Corning.................................... 149,300   5,695,795
   *   PAM Transportation Services, Inc.................  19,428     384,674
       Pentair, Ltd..................................... 117,934   8,766,034
   *   Pike Corp........................................  22,013     232,017
       Powell Industries, Inc...........................   7,529     462,356
   #*  PowerSecure International, Inc...................  19,459     375,559
   #   Providence and Worcester Railroad Co.............     850      15,937
       Quad/Graphics, Inc...............................   2,390      54,803
       Quanex Building Products Corp....................  21,431     406,117
   *   Quanta Services, Inc............................. 168,307   5,246,129
       Raytheon Co......................................  96,954   9,217,417
   *   RCM Technologies, Inc............................  20,293     136,572
       Regal-Beloit Corp................................  16,070   1,190,626
   *   Republic Airways Holdings, Inc...................  48,736     478,100
       Republic Services, Inc........................... 429,755  13,765,053
       Resources Connection, Inc........................  25,955     349,873
   *   Roadrunner Transportation Systems, Inc...........     879      23,074
   #*  Rush Enterprises, Inc. Class A...................  32,603     901,147
   *   Rush Enterprises, Inc. Class B...................  18,522     433,970

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Industrials -- (Continued)
       Ryder System, Inc................................  89,844 $  6,395,994
   *   Saia, Inc........................................   8,925      300,415
       Schawk, Inc......................................  44,631      539,142
       SIFCO Industries, Inc............................   6,623      196,902
       SkyWest, Inc.....................................  38,506      500,963
   *   SL Industries, Inc...............................     300        7,806
       Southwest Airlines Co............................ 645,761   13,528,693
   #*  Sparton Corp.....................................   9,132      254,509
       SPX Corp.........................................  12,803    1,274,795
   #*  Standard Register Co. (The)......................   6,086       42,663
       Standex International Corp.......................  22,341    1,270,756
       Stanley Black & Decker, Inc...................... 154,919   11,990,731
       Steelcase, Inc. Class A..........................  55,469      819,277
   *   Sterling Construction Co., Inc...................  18,633      201,609
   *   Supreme Industries, Inc. Class A.................   1,433        9,945
       Sypris Solutions, Inc............................   8,460       25,295
   #   TAL International Group, Inc.....................  24,053    1,035,001
   #*  Tecumseh Products Co. Class A....................  12,600      105,840
   *   Tecumseh Products Co. Class B....................   1,400       11,648
       Terex Corp.......................................  27,578    1,130,698
   #*  Tetra Tech, Inc..................................  45,222    1,334,501
   #*  Titan Machinery, Inc.............................   2,883       46,993
   *   TRC Cos., Inc....................................  28,708      194,927
       Trinity Industries, Inc..........................  91,907    5,351,745
       Triumph Group, Inc...............................  57,456    3,931,139
   *   Tufco Technologies, Inc..........................     900        5,454
   *   Tutor Perini Corp................................  33,844      764,874
       Twin Disc, Inc...................................     900       21,213
       Tyco International, Ltd.......................... 240,619    9,742,663
   *   Ultralife Corp...................................  10,710       44,554
       UniFirst Corp....................................  18,705    1,978,989
       Union Pacific Corp............................... 444,064   77,373,711
   #   United Stationers, Inc...........................  24,021      995,190
   #   Universal Forest Products, Inc...................  31,800    1,671,090
       URS Corp.........................................  84,698    4,251,840
   #*  USA Truck, Inc...................................  15,105      222,799
   #   UTi Worldwide, Inc...............................  16,157      253,019
   *   Versar, Inc......................................   5,526       27,022
       Viad Corp........................................  27,114      712,827
   #*  Virco Manufacturing Corp.........................  12,601       33,519
       VSE Corp.........................................     305       13,454
       Waste Connections, Inc...........................   2,800      114,464
       Watts Water Technologies, Inc. Class A...........  53,615    3,003,512
   #   Werner Enterprises, Inc..........................  34,105      888,776
   *   Wesco Aircraft Holdings, Inc.....................   6,228      139,196
   #*  WESCO International, Inc.........................  11,687      969,553
   *   Willdan Group, Inc...............................   1,000        4,730
   *   Willis Lease Finance Corp........................   6,713      113,651
   #*  XPO Logistics, Inc...............................  12,216      304,423
                                                                 ------------
   Total Industrials....................................          647,146,337
                                                                 ------------
   Information Technology -- (6.5%)
   *   Accelrys, Inc....................................  41,733      525,001

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Information Technology -- (Continued)
      Activision Blizzard, Inc.........................   982,162 $16,824,435
  *   Acxiom Corp......................................     7,769     279,373
  *   Advanced Energy Industries, Inc..................    47,985   1,309,990
  *   Agilysys, Inc....................................    16,899     221,377
  #*  Alpha & Omega Semiconductor, Ltd.................       419       3,042
  *   Amtech Systems, Inc..............................     8,571      82,882
  #*  ANADIGICS, Inc...................................    33,721      66,430
  *   Anaren, Inc......................................     9,602     268,376
  #*  AOL, Inc.........................................   105,592   4,865,679
  *   ARRIS Group, Inc.................................   140,787   3,646,383
  *   Arrow Electronics, Inc...........................   182,170   9,359,895
      Astro-Med, Inc...................................     6,285      85,413
  *   ATMI, Inc........................................    31,034     859,021
  *   Aviat Networks, Inc..............................    44,931      85,369
      Avnet, Inc.......................................   139,400   5,725,158
      AVX Corp.........................................   172,540   2,229,217
  #*  Aware, Inc.......................................    14,326      93,119
  *   Axcelis Technologies, Inc........................    17,951      43,441
  *   AXT, Inc.........................................    20,506      50,035
  #*  Bankrate, Inc....................................     4,453      73,875
      Bel Fuse, Inc. Class A...........................     4,174      78,471
      Bel Fuse, Inc. Class B...........................    18,286     350,543
  *   Benchmark Electronics, Inc.......................    93,903   2,134,415
      Black Box Corp...................................    26,448     724,940
  *   Blucora, Inc.....................................    81,156   2,078,405
  *   Brocade Communications Systems, Inc..............   461,513   4,310,531
      Brooks Automation, Inc...........................    50,847     516,097
  *   Bsquare Corp.....................................     4,065      14,268
  *   BTU International, Inc...........................     1,600       4,672
  #*  CACI International, Inc. Class A.................    24,830   1,837,917
  *   Calix, Inc.......................................    16,027     127,094
  *   Cascade Microtech, Inc...........................    24,071     247,931
  #*  Ceva, Inc........................................     3,580      62,256
  *   Checkpoint Systems, Inc..........................    27,235     363,315
  *   CIBER, Inc.......................................    85,855     333,117
      Cisco Systems, Inc...............................   117,637   2,577,427
      Cohu, Inc........................................    40,815     422,843
      Communications Systems, Inc......................    12,612     150,461
      Computer Sciences Corp...........................   205,559  12,417,819
      Comtech Telecommunications Corp..................    15,569     473,609
      Concurrent Computer Corp.........................    13,740     116,515
      Convergys Corp...................................   197,364   4,020,305
  *   CoreLogic, Inc...................................    96,545   3,074,958
      Corning, Inc..................................... 1,201,485  20,677,557
  #*  Cray, Inc........................................    12,866     379,418
  #   CSP, Inc.........................................     2,414      19,674
      CTS Corp.........................................    66,936   1,251,034
  #*  CyberOptics Corp.................................     9,134      63,025
  *   Datalink Corp....................................     1,412      20,516
  #*  Dataram Corp.....................................     1,257       3,193
  *   Digi International, Inc..........................    31,089     320,217
  *   Digital River, Inc...............................    22,145     389,309
  *   Diodes, Inc......................................     4,709     107,883

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Information Technology -- (Continued)
   *   DSP Group, Inc...................................  46,713 $   418,548
       EarthLink Holdings Corp..........................  83,735     363,410
   *   EchoStar Corp. Class A...........................  23,551   1,107,604
   *   Edgewater Technology, Inc........................  13,603      72,912
       Electro Rent Corp................................  40,561     682,236
       Electro Scientific Industries, Inc...............  36,298     393,470
   *   Electronics for Imaging, Inc.....................  58,110   2,462,121
   #*  Emcore Corp......................................     744       3,623
   *   Emulex Corp......................................  52,269     384,700
   *   Entegris, Inc....................................     300       3,156
   *   Entropic Communications, Inc.....................   3,600      15,012
       EPIQ Systems, Inc................................  23,453     336,785
   *   ePlus, Inc.......................................   8,745     471,705
   *   Euronet Worldwide, Inc...........................  23,278     997,695
   *   Exar Corp........................................  51,341     565,264
   *   Fabrinet.........................................   4,055      74,896
   *   Fairchild Semiconductor International, Inc....... 118,008   1,505,782
       Fidelity National Information Services, Inc...... 151,857   7,699,150
   #*  Finisar Corp.....................................  61,526   1,458,781
   #*  First Solar, Inc.................................  28,266   1,429,694
   *   FormFactor, Inc..................................  30,568     196,858
   *   Frequency Electronics, Inc.......................  16,953     204,962
   *   GSE Systems, Inc.................................  17,638      30,867
   *   GSI Technology, Inc..............................   9,236      61,512
       Hackett Group, Inc. (The)........................  53,321     314,594
   *   Harmonic, Inc....................................  35,712     234,271
       Hewlett-Packard Co............................... 443,760  12,869,040
   *   Hutchinson Technology, Inc.......................  22,425      85,215
       IAC/InterActiveCorp.............................. 125,298   8,775,872
   #*  ID Systems, Inc..................................  17,291     104,611
   *   Identive Group, Inc..............................  10,175       9,961
   *   Imation Corp.....................................  28,996     139,471
   *   Ingram Micro, Inc. Class A....................... 277,679   6,947,529
   *   Insight Enterprises, Inc.........................  42,100     888,310
   *   Integrated Device Technology, Inc................ 177,893   1,716,667
   *   Integrated Silicon Solution, Inc.................  42,178     496,435
   #*  Internap Network Services Corp...................  32,386     263,946
   #*  International Rectifier Corp.....................  79,000   2,054,790
   *   Interphase Corp..................................   2,999      11,816
       Intersil Corp. Class A........................... 119,798   1,358,509
   #*  Intevac, Inc.....................................   7,954      59,019
   *   IntraLinks Holdings, Inc.........................   3,070      32,481
   *   IntriCon Corp....................................   2,835      12,672
   #*  Itron, Inc.......................................  33,397   1,348,571
       IXYS Corp........................................   3,055      38,768
   *   Juniper Networks, Inc............................ 212,100   5,643,981
   *   Kemet Corp.......................................   2,700      14,904
   *   Key Tronic Corp..................................  17,623     185,042
   *   Kulicke & Soffa Industries, Inc..................  71,688     834,448
   *   KVH Industries, Inc..............................  35,149     463,264
   *   Lattice Semiconductor Corp....................... 108,469     626,951
   #   Leidos Holdings, Inc.............................  10,850     491,939
       Lexmark International, Inc. Class A..............  35,849   1,404,922

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Information Technology -- (Continued)
   #*  Limelight Networks, Inc..........................  18,463 $    35,264
   *   LTX-Credence Corp................................  20,165     172,411
   #   ManTech International Corp. Class A..............  12,385     360,404
   #   Marchex, Inc. Class B............................  32,883     307,785
       Marvell Technology Group, Ltd.................... 166,418   2,484,621
   #*  Maxwell Technologies, Inc........................   2,521      20,571
   #*  Measurement Specialties, Inc.....................     251      13,848
       Mentor Graphics Corp.............................  35,620     740,896
   *   Mercury Systems, Inc.............................   2,055      21,989
       Methode Electronics, Inc.........................  79,272   2,668,296
   *   Micron Technology, Inc........................... 758,908  17,485,240
       MKS Instruments, Inc.............................  61,200   1,843,956
   *   ModusLink Global Solutions, Inc..................  68,955     355,118
   *   Nanometrics, Inc.................................  13,265     224,709
   *   NCI, Inc. Class A................................     686       4,562
   #*  NETGEAR, Inc.....................................     428      13,657
   *   Newport Corp.....................................  64,756   1,174,674
   *   Novatel Wireless, Inc............................  22,113      59,042
   #*  OmniVision Technologies, Inc.....................  37,132     571,461
   *   Oplink Communications, Inc.......................  38,456     651,060
       Optical Cable Corp...............................  10,793      42,309
   *   PAR Technology Corp..............................  22,705     122,834
       Park Electrochemical Corp........................   1,642      49,539
   #   PC Connection, Inc...............................  39,267     803,403
       PC-Tel, Inc......................................  33,870     278,073
   *   PCM, Inc.........................................  10,471     104,710
       Perceptron, Inc..................................   8,428     129,875
   *   Performance Technologies, Inc....................  24,790      92,219
   *   Pericom Semiconductor Corp.......................  37,284     308,712
   #*  Photronics, Inc..................................  79,712     661,610
   *   Planar Systems, Inc..............................   3,449       8,657
   *   Plexus Corp......................................  10,626     415,477
   *   PMC - Sierra, Inc................................ 102,988     674,571
   *   Polycom, Inc.....................................  36,977     441,136
   #*  Qualstar Corp....................................  12,400      14,756
   *   Qumu Corp........................................     800      12,056
   *   Radisys Corp.....................................   9,762      27,626
   #*  Rambus, Inc......................................   1,069       9,525
   *   RealNetworks, Inc................................  30,402     221,327
   #*  Reis, Inc........................................  13,511     240,496
   #   RF Industries, Ltd...............................   2,823      18,688
       Richardson Electronics, Ltd......................  24,525     282,773
   #*  Rofin-Sinar Technologies, Inc....................   4,978     114,992
   *   Rogers Corp......................................   7,543     457,860
   *   Rosetta Stone, Inc...............................   1,466      16,243
   *   Rovi Corp........................................  19,000     402,990
   #*  Rudolph Technologies, Inc........................  45,996     505,496
       SanDisk Corp.....................................  13,097     910,896
   *   Sanmina Corp.....................................  39,846     666,225
   *   ScanSource, Inc..................................  14,745     553,527
       Science Applications International Corp..........   6,199     229,425
   *   Seachange International, Inc.....................  39,044     466,966
   *   ShoreTel, Inc....................................   3,200      24,640

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Information Technology -- (Continued)
  *   Sigma Designs, Inc...............................    11,784 $     55,267
  #*  Smith Micro Software, Inc........................       500          800
  *   SMTC Corp........................................     1,200        2,592
  #*  Sonus Networks, Inc..............................    33,110       99,330
  #*  Spansion, Inc. Class A...........................    21,173      317,595
  *   Speed Commerce, Inc..............................       336        1,344
  *   SS&C Technologies Holdings, Inc..................    25,793    1,001,284
  *   StarTek, Inc.....................................    27,060      172,372
  #*  STR Holdings, Inc................................     1,100        1,650
  *   SunEdison, Inc...................................   154,224    2,145,256
  #*  SunPower Corp....................................    18,322      592,900
  *   Super Micro Computer, Inc........................     5,886      121,016
  *   Supertex, Inc....................................     9,913      264,677
  *   support.com, Inc.................................    25,400       68,580
  *   Sykes Enterprises, Inc...........................    20,292      425,320
  *   SYNNEX Corp......................................    55,900    3,138,785
  *   Tech Data Corp...................................    82,952    4,472,772
  *   TeleCommunication Systems, Inc. Class A..........    54,047      122,687
  *   Telenav, Inc.....................................     9,865       64,123
  #*  Teradyne, Inc....................................    26,789      503,901
  #   Tessco Technologies, Inc.........................     8,689      289,257
      Tessera Technologies, Inc........................    48,635      965,405
  *   TheStreet, Inc...................................    35,273       95,943
  *   TriQuint Semiconductor, Inc......................    59,493      493,792
  *   TSR, Inc.........................................       550        1,645
  *   TTM Technologies, Inc............................    62,635      501,706
      United Online, Inc...............................    17,780      215,316
  #*  Veeco Instruments, Inc...........................    15,978      607,324
  *   Viasystems Group, Inc............................    11,376      148,571
  *   Vicon Industries, Inc............................     5,787       23,727
  *   Video Display Corp...............................       600        2,274
  *   Virtusa Corp.....................................    30,064    1,030,594
  #*  Vishay Intertechnology, Inc......................   228,349    3,100,979
  *   Vishay Precision Group, Inc......................    24,277      345,704
  *   Westell Technologies, Inc. Class A...............    16,329       61,234
      Western Digital Corp.............................   212,781   18,335,339
      Xerox Corp....................................... 1,188,277   12,892,805
  *   XO Group, Inc....................................     6,284       76,225
      Xyratex, Ltd.....................................    28,153      371,901
  *   Yahoo!, Inc...................................... 1,048,770   37,776,695
  *   Zygo Corp........................................    18,732      262,810
  *   Zynga, Inc. Class A..............................   170,882      751,881
                                                                  ------------
  Total Information Technology.........................            305,178,562
                                                                  ------------
  Materials -- (3.2%)
      A Schulman, Inc..................................    32,960    1,119,651
  #   Alcoa, Inc.......................................   888,828   10,230,410
      Allegheny Technologies, Inc......................    22,777      716,109
  #*  AM Castle & Co...................................    36,370      498,996
  *   American Pacific Corp............................     7,647      355,050
      Ashland, Inc.....................................   112,560   10,446,694
      Axiall Corp......................................    26,423    1,054,278
  #   Bemis Co., Inc...................................    24,092      927,783

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Materials -- (Continued)
       Cabot Corp.......................................  46,280 $ 2,252,448
   *   Century Aluminum Co..............................  15,822     184,643
   *   Chemtura Corp....................................  49,368   1,238,149
   *   Clearwater Paper Corp............................  16,822     958,013
   #   Cliffs Natural Resources, Inc....................  35,738     690,458
   *   Coeur Mining, Inc................................ 128,160   1,300,824
       Commercial Metals Co.............................  85,208   1,624,064
   *   Continental Materials Corp.......................     100       2,166
   *   Core Molding Technologies, Inc...................  11,847     145,126
       Cytec Industries, Inc............................  64,700   5,821,059
       Domtar Corp......................................  30,917   3,320,795
       Dow Chemical Co. (The)...........................  14,000     637,140
   *   Ferro Corp.......................................  42,247     531,467
       Freeport-McMoRan Copper & Gold, Inc.............. 147,916   4,793,958
       Friedman Industries, Inc.........................  16,110     134,196
   #   FutureFuel Corp..................................   6,104      99,861
   *   Graphic Packaging Holding Co..................... 154,000   1,463,000
       Greif, Inc. Class A..............................   4,885     247,328
   #*  Headwaters, Inc..................................  23,663     263,133
   #   Hecla Mining Co.................................. 203,366     616,199
   #*  Horsehead Holding Corp...........................  49,015     750,910
       Huntsman Corp....................................  50,242   1,101,305
       International Paper Co........................... 493,615  23,565,180
   #   Kaiser Aluminum Corp.............................  27,181   1,897,506
   *   KapStone Paper and Packaging Corp................  80,984   2,265,122
   *   Kraton Performance Polymers, Inc.................   5,435     135,929
       Kronos Worldwide, Inc............................   4,331      67,044
   *   Landec Corp......................................  37,056     398,352
   *   Louisiana-Pacific Corp........................... 173,457   3,040,701
       LyondellBasell Industries NV Class A.............  71,793   5,654,417
       Materion Corp....................................  18,497     491,465
       MeadWestvaco Corp................................ 188,451   6,797,428
   *   Mercer International, Inc........................  21,725     202,911
       Minerals Technologies, Inc.......................  34,280   1,771,590
       Myers Industries, Inc............................  64,720   1,239,388
       Neenah Paper, Inc................................   7,684     333,793
   *   Northern Technologies International Corp.........   3,035      55,905
       Nucor Corp.......................................  83,945   4,058,741
   #   Olin Corp........................................  62,261   1,600,730
       Olympic Steel, Inc...............................   9,986     276,512
   *   OM Group, Inc....................................  42,299   1,367,950
   *   Penford Corp.....................................  26,122     323,390
       PH Glatfelter Co.................................  50,600   1,568,094
       PolyOne Corp.....................................   8,983     319,435
       Reliance Steel & Aluminum Co.....................  93,801   6,561,380
   *   Resolute Forest Products, Inc....................   1,817      35,068
       Rock Tenn Co. Class A............................  26,305   2,669,431
   #*  RTI International Metals, Inc....................  50,032   1,556,996
   #   Schnitzer Steel Industries, Inc. Class A.........  14,397     380,369
       Sealed Air Corp..................................  46,499   1,450,304
       Sensient Technologies Corp.......................  38,101   1,863,901
       Steel Dynamics, Inc..............................  94,919   1,566,163
   *   Stillwater Mining Co.............................  59,549     746,744

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       SHARES      VALUE+
                                                      --------- ------------
   Materials -- (Continued)
   *     SunCoke Energy, Inc.........................    62,210 $  1,379,818
   #     Synalloy Corp...............................     5,144       78,652
   *     Texas Industries, Inc.......................    33,762    2,539,578
   #     Tredegar Corp...............................    40,177      995,988
         Tronox, Ltd. Class A........................     1,600       35,136
   #*    Universal Stainless & Alloy Products, Inc...     9,093      288,612
         Vulcan Materials Co.........................    58,246    3,595,526
   #     Wausau Paper Corp...........................    13,070      178,536
         Westlake Chemical Corp......................    79,076    9,610,897
         Worthington Industries, Inc.................    47,320    1,918,353
   *     Zoltek Cos., Inc............................    34,022      568,167
                                                                ------------
   Total Materials...................................            148,976,415
                                                                ------------
   Other -- (0.0%)
   (o)*  Gerber Scientific, Inc. Escrow Shares.......    47,409           --
   (o)*  Petrocorp, Inc. Escrow Shares...............       900           --
                                                                ------------
   Total Other.......................................                     --
                                                                ------------
   Real Estate Investment Trusts -- (0.0%)
         Geo Group, Inc. (The).......................     5,052      169,141
                                                                ------------
   Telecommunication Services -- (4.2%)
         AT&T, Inc................................... 4,065,906  135,475,988
         Atlantic Tele-Network, Inc..................        84        4,893
   *     Cbeyond, Inc................................    11,274       81,849
   #     CenturyLink, Inc............................   510,163   14,723,304
   #     Frontier Communications Corp................   696,949    3,275,660
   *     General Communication, Inc. Class A.........    45,867      446,286
   #*    Iridium Communications, Inc.................    14,800       93,832
   *     Leap Wireless International, Inc............     8,393      147,297
         Lumos Networks Corp.........................       500        9,505
   *     ORBCOMM, Inc................................    44,499      307,043
   *     Premiere Global Services, Inc...............     2,000       21,800
   #     Shenandoah Telecommunications Co............     3,026       75,953
   #*    Sprint Corp.................................   824,326    6,817,176
   #     T-Mobile US, Inc............................   113,786    3,478,438
         Telephone & Data Systems, Inc...............   154,629    4,178,075
   #     United States Cellular Corp.................    33,568    1,486,727
         USA Mobility, Inc...........................    12,522      178,564
         Verizon Communications, Inc.................   547,535   26,292,631
   *     Vonage Holdings Corp........................    85,934      396,156
                                                                ------------
   Total Telecommunication Services..................            197,491,177
                                                                ------------
   Utilities -- (0.3%)
   *     Calpine Corp................................    62,921    1,194,241
   #     Consolidated Water Co., Ltd.................     6,656       85,596
   *     Genie Energy, Ltd. Class B..................     5,000       50,000
         NRG Energy, Inc.............................   367,799   10,243,202
         Ormat Technologies, Inc.....................    20,134      496,303
         SJW Corp....................................     6,569      187,939

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                    SHARES        VALUE+
                                                   ---------- --------------
   Utilities -- (Continued)
          UGI Corp................................     52,659 $    2,284,874
                                                              --------------
   Total Utilities................................                14,542,155
                                                              --------------
   TOTAL COMMON STOCKS............................             4,478,425,493
                                                              --------------
   RIGHTS/WARRANTS -- (0.0%)
   (o)#*  Magnum Hunter Resources Corp. Warrants
            04/15/16..............................      8,220             --
                                                              --------------
   TEMPORARY CASH INVESTMENTS -- (0.5%)
          State Street Institutional Liquid
            Reserves, 0.060%...................... 23,179,973     23,179,973
                                                              --------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                     (000)
                                                   ----------
   SECURITIES LENDING COLLATERAL -- (4.2%)
   (S)@   DFA Short Term Investment Fund.......... 17,280,979    199,940,924
                                                              --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,815,296,278)^^                                  $4,701,546,390
                                                              ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  843,119,997           --   --    $  843,119,997
   Consumer Staples..............    326,734,704           --   --       326,734,704
   Energy........................    666,688,152           --   --       666,688,152
   Financials....................    857,856,793 $      6,576   --       857,863,369
   Health Care...................    470,455,711       59,773   --       470,515,484
   Industrials...................    647,146,125          212   --       647,146,337
   Information Technology........    305,178,562           --   --       305,178,562
   Materials.....................    148,976,415           --   --       148,976,415
   Other.........................             --           --   --                --
   Real Estate Investment Trusts.        169,141           --   --           169,141
   Telecommunication Services....    197,491,177           --   --       197,491,177
   Utilities.....................     14,542,155           --   --        14,542,155
Rights/Warrants..................             --           --   --                --
Temporary Cash Investments.......     23,179,973           --   --        23,179,973
Securities Lending Collateral....             --  199,940,924   --       199,940,924
                                  -------------- ------------   --    --------------
TOTAL............................ $4,501,538,905 $200,007,485   --    $4,701,546,390
                                  ============== ============   ==    ==============

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited)
January 31, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate  Maturity Face Amount $ Fair Value $
--------------------                                         ----  -------- ------------- ------------
CORPORATE BONDS - 3.7%
(r)Bank of New York Mellon.................................. 0.51% 07/28/14   13,620,000   13,631,523
(r)Berkshire Hathaway, Inc.................................. 0.94% 08/15/14   86,165,000   86,492,944
(r)Coca-Cola Co............................................. 0.19% 03/14/14   58,830,000   58,832,353
(r)General Electric Capital Corp............................ 0.87% 04/07/14   39,500,000   39,522,792
(r)General Electric Capital Corp............................ 0.94% 04/24/14   13,180,000   13,200,231
(r)General Electric Capital Corp............................ 0.39% 06/20/14    4,705,000    4,707,244
(r)General Electric Capital Corp............................ 0.50% 09/15/14   27,117,000   27,156,320
(r)Mellon Funding Corp...................................... 0.39% 05/15/14    5,600,000    5,601,585
(r)Toyota Motor Credit Corp................................. 0.23% 06/11/14  150,000,000  149,994,299
(r)Toyota Motor Credit Corp................................. 0.24% 07/14/14   45,000,000   44,992,845
(r)Toyota Motor Credit Corp................................. 0.24% 07/14/14  125,000,000  124,980,125
(r)Toyota Motor Credit Corp................................. 0.25% 08/04/14   12,000,000   12,000,000
(r)Toyota Motor Credit Corp................................. 0.24% 01/14/15   90,000,000   89,983,620
                                                                             -----------  -----------
TOTAL CORPORATE BONDS (Cost $671,205,506)...................                 670,717,000  671,095,881
                                                                             -----------  -----------
YANKEE BONDS - 2.6%
(y) ++Bank Nederlandse Gemeenten NV......................... 0.18% 06/30/14   99,000,000   98,913,870
(r)Commonwealth Bank of Australia........................... 0.97% 03/17/14   55,020,000   55,079,202
(r)National Australia Bank Ltd.............................. 0.96% 04/11/14    7,400,000    7,409,124
(r)National Australia Bank Ltd.............................. 1.19% 07/25/14   24,450,000   24,569,096
(r)Rabobank Nederland NV NY................................. 0.27% 07/11/14   75,000,000   75,015,600
(r)Royal Bank of Canada NY.................................. 0.54% 04/17/14   53,725,000   53,749,552
(r)Royal Bank of Canada NY.................................. 0.94% 10/30/14    5,647,000    5,675,229
(r)Toronto Dominion Bank NY................................. 0.54% 07/14/14  100,312,000  100,464,575
(r)Westpac Banking Corp..................................... 0.98% 03/31/14   47,100,000   47,150,774
                                                                             -----------  -----------
TOTAL YANKEE BONDS (Cost $468,023,036)......................                 467,654,000  468,027,022
                                                                             -----------  -----------
COMMERCIAL PAPER - 56.1%
(y)++ANZ National International Ltd......................... 0.23% 03/06/14   50,000,000   49,997,000
(y)++ANZ National International Ltd......................... 0.25% 04/10/14   91,000,000   90,979,070
(y)++ANZ National International Ltd......................... 0.16% 05/08/14   30,000,000   29,986,800
(y)++ANZ National International Ltd......................... 0.17% 05/28/14  100,000,000   99,942,000
(y)++ASB Finance Ltd. London................................ 0.20% 02/10/14   50,000,000   49,999,000
(y)++ASB Finance Ltd. London................................ 0.22% 02/24/14   50,000,000   49,997,000
(y)++Australia & New Zealand Banking Group.................. 0.17% 03/05/14   60,000,000   59,995,200
(y)++Australia & New Zealand Banking Group.................. 0.17% 03/20/14   40,000,000   39,994,400
(y)++Australia & New Zealand Banking Group.................. 0.16% 03/25/14   15,000,000   14,997,600
(y)++Bank Nederlandse Gemeenten NV.......................... 0.18% 05/30/14  100,000,000   99,934,000
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.19% 02/03/14   50,000,000   49,999,500
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.10% 02/06/14   30,000,000   29,999,700
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.19% 03/03/14   50,000,000   49,995,500
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.17% 03/11/14  100,000,000   99,988,000
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.13% 03/18/14   60,000,000   59,991,000
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.15% 04/15/14   50,000,000   49,984,000
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.14% 05/09/14   50,000,000   49,975,500
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.17% 06/02/14   50,000,000   49,964,000
(y)Banque et Caisse d'Epargne de I'Etat..................... 0.18% 06/27/14  100,000,000   99,900,000
(y)++Basin Electric Power Cooperative....................... 0.10% 03/11/14   25,000,000   24,996,250
(y)++BNZ International Funding.............................. 0.21% 03/20/14   50,000,000   49,989,000
(y)++Caisse des Depots et Consignations..................... 0.14% 02/05/14   50,000,000   49,999,500
(y)++Caisse des Depots et Consignations..................... 0.25% 02/25/14   75,000,000   74,994,750
(y)++Caisse des Depots et Consignations..................... 0.17% 03/17/14   50,000,000   49,992,500
(y)++Caisse des Depots et Consignations..................... 0.16% 03/18/14   20,000,000   19,997,000
(y)++Caisse des Depots et Consignations..................... 0.19% 03/24/14  100,000,000   99,981,000
(y)++Caisse des Depots et Consignations..................... 0.17% 04/28/14   85,000,000   84,966,000
(y)++Caisse des Depots et Consignations..................... 0.16% 05/19/14  100,000,000   99,942,000
(y)++Caisse des Depots et Consignations..................... 0.20% 06/20/14   50,000,000   49,954,000
(y)++Caisse des Depots et Consignations..................... 0.21% 07/03/14   30,000,000   29,967,600
(y)++Coca-Cola Co........................................... 0.21% 02/07/14   42,000,000   41,999,580

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
January 31, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate  Maturity Face Amount $ Fair Value $
--------------------                                         ----  -------- ------------- ------------
COMMERCIAL PAPER - 56.1% (CONTINUED)
(y)++Coca-Cola Co........................................... 0.18% 02/12/14   30,000,000   29,999,700
(y)++Coca-Cola Co........................................... 0.12% 02/20/14  135,000,000  134,997,300
(y)++Coca-Cola Co........................................... 0.15% 03/17/14   15,000,000   14,998,950
(y)++Coca-Cola Co........................................... 0.10% 04/03/14   25,000,000   24,996,500
(y)++Coca-Cola Co........................................... 0.13% 04/09/14   25,000,000   24,996,000
(y)++Coca-Cola Co........................................... 0.13% 04/10/14   10,000,000    9,998,400
(y)++Coca-Cola Co........................................... 0.17% 06/10/14   20,000,000   19,991,800
(y)++Coca-Cola Co........................................... 0.16% 06/24/14   50,000,000   49,976,500
(y)++Commonwealth Bank of Australia......................... 0.16% 02/03/14   29,516,000   29,516,000
(y)++Commonwealth Bank of Australia......................... 0.15% 02/10/14  149,700,000  149,698,503
(y)++Commonwealth Bank of Australia......................... 0.21% 02/28/14   33,600,000   33,598,320
(y)++Commonwealth Bank of Australia......................... 0.15% 04/23/14   40,250,000   40,234,303
(y)++CPPIB Capital, Inc..................................... 0.16% 02/07/14   60,000,000   59,999,400
(y)++CPPIB Capital, Inc..................................... 0.14% 02/26/14   22,000,000   21,998,460
(y)++CPPIB Capital, Inc..................................... 0.14% 03/07/14   24,000,000   23,997,120
(y)++CPPIB Capital, Inc..................................... 0.15% 04/07/14   52,000,000   51,984,400
(y)++CPPIB Capital, Inc..................................... 0.17% 04/15/14   50,000,000   49,982,000
(y)++CPPIB Capital, Inc..................................... 0.17% 04/21/14   55,000,000   54,978,000
(y)++CPPIB Capital, Inc..................................... 0.14% 04/23/14   70,000,000   69,971,300
(y)++CPPIB Capital, Inc..................................... 0.17% 05/12/14  100,000,000   99,946,000
(y)++CPPIB Capital, Inc..................................... 0.17% 06/06/14   28,500,000   28,480,050
(y)++CPPIB Capital, Inc..................................... 0.18% 08/06/14   40,000,000   39,958,400
(y)++DBS Bank Ltd........................................... 0.24% 02/10/14   20,000,000   19,999,600
(y)++DBS Bank Ltd........................................... 0.23% 02/14/14   10,000,000    9,999,700
(y)++DBS Bank Ltd........................................... 0.16% 02/27/14   97,600,000   97,593,168
(y)++DBS Bank Ltd........................................... 0.22% 02/28/14   75,000,000   74,996,813
(y)++DBS Bank Ltd........................................... 0.15% 03/05/14   11,195,000   11,193,881
(y)++DBS Bank Ltd........................................... 0.24% 04/01/14   25,000,000   24,994,250
(y)++DBS Bank Ltd........................................... 0.23% 04/04/14   60,000,000   59,985,000
(y)++DBS Bank Ltd........................................... 0.24% 04/14/14   80,000,000   79,975,200
(y)++DBS Bank Ltd........................................... 0.22% 06/03/14    5,750,000    5,745,803
(y)++DBS Bank Ltd........................................... 0.23% 07/17/14   15,000,000   14,981,400
(y)++DBS Bank Ltd........................................... 0.24% 07/22/14  100,000,000   99,870,000
(y)++Emerson Electric Co.................................... 0.08% 03/24/14   50,000,000   49,995,000
(y)Export Development Canada................................ 0.13% 02/19/14   12,600,000   12,599,874
(y)Export Development Canada................................ 0.13% 02/28/14   17,000,000   16,999,830
(y)Export Development Canada................................ 0.13% 03/12/14   25,000,000   24,999,250
(y)General Electric Capital Corp............................ 0.20% 03/10/14  100,000,000   99,995,000
(y)General Electric Capital Corp............................ 0.12% 03/17/14  150,000,000  149,991,000
(y)General Electric Capital Corp............................ 0.12% 03/18/14   50,000,000   49,996,500
(y)General Electric Capital Corp............................ 0.19% 03/24/14  100,000,000   99,992,000
(y)++Google, Inc............................................ 0.11% 03/12/14   46,500,000   46,498,605
(y)++Google, Inc............................................ 0.12% 03/25/14   53,500,000   53,496,790
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.14% 03/10/14  129,450,000  129,439,644
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.11% 03/17/14  100,000,000   99,989,000
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.13% 04/02/14   50,000,000   49,990,500
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.09% 04/04/14   50,000,000   49,990,000
(y)++Kreditanstalt Fur Wiederaufbau......................... 0.12% 05/05/14   50,000,000   49,982,895
(y)++Medtronic, Inc......................................... 0.09% 03/06/14   50,000,000   49,996,000
(y)++National Australia Funding............................. 0.22% 02/13/14   30,000,000   29,999,100
(y)++National Australia Funding............................. 0.13% 03/05/14   40,000,000   39,996,000
(y)++National Australia Funding............................. 0.20% 07/01/14   45,000,000   44,967,600
(y)++National Australia Funding............................. 0.20% 07/25/14   20,000,000   19,981,000
(y)++Nestle Capital Corp.................................... 0.09% 02/10/14   90,000,000   90,000,000
(y)++Nestle Capital Corp.................................... 0.13% 04/03/14  259,830,000  259,806,614
(y)++Nordea North America, Inc.............................. 0.26% 02/04/14   25,000,000   24,999,750
(y)++Nordea North America, Inc.............................. 0.26% 02/05/14  100,000,000   99,999,000
(y)++Nordea North America, Inc.............................. 0.25% 02/14/14   25,000,000   24,999,250
(y)++Nordea North America, Inc.............................. 0.25% 02/25/14  100,000,000   99,993,000
(y)++Nordea North America, Inc.............................. 0.25% 02/26/14   50,000,000   49,996,500
(y)++Nordea North America, Inc.............................. 0.22% 03/10/14   50,000,000   49,994,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
January 31, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate  Maturity Face Amount $ Fair Value $
--------------------                                         ----  -------- ------------- ------------
COMMERCIAL PAPER - 56.1% (CONTINUED)
(y)++Nordea North America, Inc.............................. 0.22% 03/12/14   25,000,000   24,996,750
(y)++Nordea North America, Inc.............................. 0.18% 04/01/14   25,000,000   24,994,250
(y)++Nordea North America, Inc.............................. 0.17% 04/07/14    8,000,000    7,997,920
(y)++Nordea North America, Inc.............................. 0.20% 05/02/14   30,000,000   29,987,700
(y)++Nordea North America, Inc.............................. 0.22% 06/03/14   20,000,000   19,987,600
(y)++Nordea North America, Inc.............................. 0.22% 06/05/14   80,000,000   79,949,600
(y)++NRW Bank AG............................................ 0.11% 02/10/14  100,000,000   99,998,000
(y)++NRW Bank AG............................................ 0.11% 02/24/14   45,000,000   44,997,300
(y)++NRW Bank AG............................................ 0.12% 02/25/14  100,000,000   99,993,000
(y)++NRW Bank AG............................................ 0.13% 03/03/14  100,000,000   99,991,000
(y)++NRW Bank AG............................................ 0.11% 03/05/14  100,000,000   99,990,000
(y)++NRW Bank AG............................................ 0.13% 05/06/14  100,000,000   99,953,000
(y)Oesterreich Kontrollbank AG.............................. 0.12% 02/14/14  108,510,000  108,506,745
(y)Oesterreich Kontrollbank AG.............................. 0.14% 02/18/14   92,000,000   91,996,320
(y)Oesterreich Kontrollbank AG.............................. 0.10% 03/21/14   50,000,000   49,991,500
(y)Oesterreich Kontrollbank AG.............................. 0.11% 04/04/14   75,000,000   74,981,250
(y)Oesterreich Kontrollbank AG.............................. 0.12% 04/25/14   30,000,000   29,988,600
(y)Oesterreich Kontrollbank AG.............................. 0.15% 05/15/14  100,000,000   99,945,000
(y)Oesterreich Kontrollbank AG.............................. 0.17% 07/21/14  100,000,000   99,871,000
(y)++Old Line Funding LLC................................... 0.15% 04/07/14    8,000,000    7,999,040
(y)Oversea-Chinese Banking Corp. Ltd........................ 0.18% 04/07/14   50,000,000   49,983,500
(y)Oversea-Chinese Banking Corp. Ltd........................ 0.19% 04/14/14   50,000,000   49,981,500
(y)Oversea-Chinese Banking Corp. Ltd........................ 0.23% 06/05/14  200,000,000  199,858,000
(y)Oversea-Chinese Banking Corp. Ltd........................ 0.24% 07/07/14   84,500,000   84,413,810
(y)Oversea-Chinese Banking Corp. Ltd........................ 0.24% 07/14/14   50,000,000   49,945,500
(y)PACCAR Financial Corp.................................... 0.08% 02/20/14    1,000,000      999,930
(y)++Parker Hannifin Corp................................... 0.07% 02/10/14   20,000,000   19,999,400
(y)++PepsiCo, Inc........................................... 0.06% 02/20/14   44,000,000   43,999,120
(y)++Procter & Gamble Co.................................... 0.09% 02/11/14   30,000,000   30,000,000
(y)++Procter & Gamble Co.................................... 0.09% 03/04/14   56,000,000   55,998,880
(y)Province of Ontario...................................... 0.09% 03/13/14  125,000,000  124,983,750
(y)++Province of Quebec..................................... 0.08% 02/03/14   75,000,000   74,999,250
(y)++Province of Quebec..................................... 0.07% 02/06/14  200,000,000  199,997,999
(y)++Sanofi-Aventis......................................... 0.08% 03/31/14  100,000,000   99,992,000
(y)++Siemens Capital Co. LLC................................ 0.07% 02/03/14  100,000,000   99,999,000
(y)++Siemens Capital Co. LLC................................ 0.10% 03/24/14  150,000,000  149,971,500
(y)++Siemens Capital Co. LLC................................ 0.10% 03/26/14  100,000,000   99,980,000
(y)++Standard Chartered Bank PLC............................ 0.15% 04/08/14   41,165,000   41,153,885
(y)++Standard Chartered Bank PLC............................ 0.15% 04/09/14   28,100,000   28,092,132
(y)++Standard Chartered Bank PLC............................ 0.15% 04/14/14   50,000,000   49,984,500
(y)++Svenska Handelsbanken, Inc............................. 0.15% 02/26/14   10,000,000    9,999,200
(y)++Svenska Handelsbanken, Inc............................. 0.22% 04/22/14  100,000,000   99,959,000
(y)++Svenska Handelsbanken, Inc............................. 0.22% 04/24/14  170,000,000  169,928,600
(y)++Svenska Handelsbanken, Inc............................. 0.22% 04/28/14  100,000,000   99,955,000
(y)++Svenska Handelsbanken, Inc............................. 0.20% 05/14/14  100,000,000   99,944,000
(y)++Svenska Handelsbanken, Inc............................. 0.22% 07/09/14   20,000,000   19,981,000
(y)++Toronto Dominion Holdings.............................. 0.12% 03/07/14   50,000,000   49,994,475
(y)++Toronto Dominion Holdings.............................. 0.21% 05/09/14   86,750,000   86,717,903
(y)++Total Capital Canada Ltd............................... 0.04% 02/03/14  110,000,000  109,998,900
(y)++Total Capital Canada Ltd............................... 0.04% 02/04/14   15,130,000   15,129,849
(y)++Total Capital Canada Ltd............................... 0.03% 02/21/14  105,000,000  104,991,600
(y)++Total Capital Canada Ltd............................... 0.21% 04/11/14   17,190,000   17,184,499
(y)Toyota Motor Credit Corp................................. 0.13% 02/26/14   30,000,000   29,998,500
(y)Toyota Motor Credit Corp................................. 0.15% 03/05/14   50,000,000   49,996,500
(y)Toyota Motor Credit Corp................................. 0.17% 03/21/14   50,000,000   49,994,500
(y)++United Overseas Bank................................... 0.17% 03/04/14   38,000,000   37,996,580
(y)++United Overseas Bank................................... 0.19% 03/14/14   37,850,000   37,844,701
(y)++United Overseas Bank................................... 0.20% 04/09/14   51,000,000   50,985,720
(y)++United Overseas Bank................................... 0.19% 04/10/14   75,000,000   74,978,250
(y)++United Overseas Bank................................... 0.19% 04/14/14   50,000,000   49,984,500
(y)++United Overseas Bank................................... 0.21% 05/08/14  100,000,000   99,952,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
January 31, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate  Maturity Face Amount $   Fair Value $
--------------------                                         ----  -------- -------------- --------------
COMMERCIAL PAPER - 56.1% (CONTINUED)
(y)++United Overseas Bank................................... 0.19% 05/19/14      9,500,000      9,494,490
(y)++United Overseas Bank................................... 0.19% 05/22/14     30,000,000     29,981,700
(y)++United Overseas Bank................................... 0.23% 06/04/14    100,000,000     99,926,000
(y)++United Overseas Bank................................... 0.23% 07/14/14     50,000,000     49,940,000
(y)++Wal-Mart Stores, Inc................................... 0.06% 02/24/14    150,000,000    149,998,500
(y)++Walt Disney Co......................................... 0.06% 02/27/14     54,550,000     54,547,818
(y)Wells Fargo & Co......................................... 0.14% 02/13/14    125,000,000    124,995,000
(y)Wells Fargo & Co......................................... 0.14% 02/18/14     50,000,000     49,997,000
(y)Wells Fargo & Co......................................... 0.16% 03/06/14     25,000,000     24,996,750
(y)++Westpac Banking Corp................................... 0.14% 03/11/14     50,000,000     49,994,000
(y)++Westpac Banking Corp................................... 0.14% 03/26/14     20,000,000     19,996,400
(y)++Westpac Securities NZ Ltd.............................. 0.17% 05/16/14     71,000,000     70,973,020
(y)++Westpac Securities NZ Ltd.............................. 0.17% 05/21/14    100,000,000     99,959,000
                                                                            -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $10,285,260,974)...............                10,288,236,000 10,285,478,559
                                                                            -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 10.4%
Australia & New Zealand Banking Group....................... 0.18% 02/24/14    100,000,000    100,005,990
(r)Australia & New Zealand Banking Group.................... 0.49% 01/29/15      2,000,000      2,005,400
(r)National Australia Bank NY............................... 0.24% 08/14/14    100,000,000    100,016,300
(r)National Australia Bank NY............................... 0.23% 10/23/14    125,000,000    125,009,750
(r)Rabobank Nederland NV NY................................. 0.28% 07/10/14    100,000,000    100,025,800
(r)Rabobank Nederland NV NY................................. 0.28% 07/23/14    125,000,000    125,035,000
(r)Rabobank Nederland NV NY................................. 0.28% 09/03/14    100,000,000    100,019,000
(r)Rabobank Nederland NV NY................................. 0.24% 10/03/14     75,000,000     74,995,500
(r)Rabobank Nederland NV NY................................. 0.33% 12/01/14     75,000,000     75,006,000
(r)Royal Bank of Canada NY.................................. 0.28% 04/17/14    100,000,000    100,023,000
(r)Royal Bank of Canada NY.................................. 0.27% 04/29/14    150,000,000    150,039,000
(r)Royal Bank of Canada NY.................................. 0.26% 10/17/14     50,000,000     50,003,500
(r)Royal Bank of Canada NY.................................. 0.47% 01/06/15    200,000,000    200,408,000
Svenska Handelsbanken NY.................................... 0.20% 02/26/14    100,000,000    100,005,000
(r)Toronto Dominion Bank NY................................. 0.22% 04/25/14     95,000,000     95,020,900
(r)Toronto Dominion Bank NY................................. 0.21% 06/17/14    100,000,000    100,023,100
(r)Toronto Dominion Bank NY................................. 0.22% 11/18/14    100,000,000    100,016,000
(r)Westpac Banking Corp..................................... 0.25% 08/15/14    100,000,000    100,027,000
(r)Westpac Banking Corp..................................... 0.24% 08/28/14    100,000,000    100,024,000
                                                                            -------------- --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $1,897,462,810)..                 1,897,000,000  1,897,708,240
                                                                            -------------- --------------
U.S. GOVERNMENT AGENCY BACKED SECURITIES - 4.0%
(y)Federal Home Loan Bank................................... 0.05% 02/03/14    100,000,000    100,000,000
(y)Federal Home Loan Bank................................... 0.07% 02/07/14    100,518,000    100,517,799
(y)Federal Home Loan Bank................................... 0.09% 02/14/14     75,000,000     74,999,550
(y)Federal Home Loan Bank................................... 0.08% 02/19/14    100,000,000     99,999,100
(y)Federal Home Loan Bank................................... 0.06% 03/03/14    100,000,000     99,998,400
(y)Federal Home Loan Bank................................... 0.07% 03/05/14    100,000,000     99,998,300
(y)Federal Home Loan Bank................................... 0.08% 04/02/14     12,500,000     12,499,200
(y)Federal Home Loan Bank................................... 0.09% 04/04/14    101,596,000    101,589,193
(y)Federal Home Loan Mortgage Corp.......................... 0.08% 02/18/14     50,000,000     49,999,600
                                                                            -------------- --------------
TOTAL U.S. GOVERNMENT AGENCY BACKED SECURITIES (Cost
  $739,576,328).............................................                   739,614,000    739,601,142
                                                                            -------------- --------------
REPURCHASE AGREEMENTS - 16.6%
Barclays Capital Group LLC (Purchased on 01/31/14, Proceeds
  at maturity $690,001,150 collateralized by U.S. Treasury
  Securities, 0.38% - 1.88%, 6/30/15 - 10/31/20, market
  value $703,800,004)....................................... 0.02% 02/03/14    690,000,000    690,000,000
Deutsche Bank Securities, Inc. (Purchased on 01/31/14,
  Proceeds at maturity $450,001,125 collateralized by U.S.
  Government Agency Backed Securities, 0.00% - 5.13%,
  2/18/14 - 1/13/22, market value $459,000,342)............. 0.03% 02/03/14    450,000,000    450,000,000
Deutsche Bank Securities, Inc. (Purchased on 01/31/14,
  Proceeds at maturity $450,001,125 collateralized by U.S.
  Treasury Securities, 0.00% - 9.25%, 5/8/14 - 11/15/22,
  market value $459,000,072)................................ 0.03% 02/03/14    450,000,000    450,000,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (concluded)
January 31, 2014
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         Rate  Maturity Face Amount $  Fair Value $
--------------------                                         ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS - 16.6% (CONTINUED)
Goldman Sachs & Co. (Purchased on 01/31/14, Proceeds at
  maturity $400,001,000 collateralized by U.S. Government
  Agency Backed Securities, 2.00% - 12.50%, 4/15/14 -
  1/15/44, market value $408,000,000)....................... 0.03% 02/03/14   400,000,000     400,000,000
HSBC Securities (USA), Inc. (Purchased on 01/31/14,
  Proceeds at maturity $400,000,667 collateralized by U.S.
  Treasury Securities, 0.00% - 11.25%, 2/15/14 - 8/15/23,
  market value $408,001,057)................................ 0.02% 02/03/14   400,000,000     400,000,000
JPMorgan Securities (Purchased on 01/31/14, Proceeds at
  maturity $100,000,250 collateralized by U.S. Government
  Agency Backed Securities, 0.00% - 6.25%, 5/27/16 -
  11/15/23, market value $102,003,521)...................... 0.03% 02/03/14   100,000,000     100,000,000
Toronto Dominion Bank NY (Purchased on 01/31/14, Proceeds
  at maturity $550,001,375 collateralized by U.S.
  Government Agency Backed Securities and U.S. Treasury
  Security 0.00% - 7.25%, 4/21/14 - 12/15/42, market value
  $561,000,502)............................................. 0.03% 02/03/14   550,000,000     550,000,000
                                                                            ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,040,000,000)...........                3,040,000,000   3,040,000,000
                                                                            ------------- ---------------
U.S. TREASURY OBLIGATIONS - 6.7%
(y)U.S. Treasury Bill....................................... 0.05% 02/13/14   250,000,000     249,999,500
(y)U.S. Treasury Bill....................................... 0.03% 03/13/14   200,000,000     199,986,800
(y)U.S. Treasury Bill....................................... 0.06% 03/20/14   100,000,000      99,992,800
(y)U.S. Treasury Bill....................................... 0.06% 03/27/14   300,000,000     299,971,800
(y)U.S. Treasury Bill....................................... 0.06% 04/03/14    74,000,000      73,997,854
(y)U.S. Treasury Bill....................................... 0.08% 04/17/14   200,000,000     199,987,800
(y)U.S. Treasury Bill....................................... 0.07% 05/15/14   100,000,000      99,990,900
                                                                            ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,223,896,392).......                1,224,000,000   1,223,927,454
                                                                            ------------- ---------------
TOTAL INVESTMENTS (Cost 18,325,425,046) - 100.0%............                              $18,325,838,298
                                                                                          ===============

LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company
AG--Aktiengesellschaft (German & Swiss stock corporation)

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at January 31, 2014 was $7,944,597,120 which represented 43.4% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of 01/31/14.
(y)The rate shown is the effective yield.

                     See Notes to Schedule of Investments.

Summary of inputs used to value the Fund's investments as of January 31, 2014 is as follows (See Security Valuation Note):

                                                LEVEL 1        LEVEL 2         LEVEL 3
                                             INVESTMENTS IN INVESTMENTS IN  INVESTMENTS IN
                                               SECURITIES     SECURITIES      SECURITIES
                                             -------------- --------------- --------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds..........................    $    --     $   671,095,881    $    --
   Yankee Bonds.............................         --         468,027,022         --
   Commercial Paper.........................         --      10,285,478,559         --
   Yankee Certificates of Deposit...........         --       1,897,708,240         --
   U.S. Government Agency Backed Securities.         --         739,601,142         --
   Repurchase Agreements....................         --       3,040,000,000         --
   U.S. Treasury Obligations................         --       1,223,927,454         --
                                                -------     ---------------    -------
       Total Investments....................    $    --     $18,325,838,298    $    --
                                                =======     ===============    =======

                     See Notes to Schedule of Investments.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2014, the Trust consisted of eleven operational portfolios, ten (collectively, the "Series") and one, The DFA Short Term Investment Fund (the "Fund"), which are included in this document.

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' and the
    Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2014, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series and the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Series and the Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' or the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

3. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

FEDERAL TAX COST

At January 31, 2014, the total cost of securities for federal income tax purposes was:

            The U.S. Large Cap Value Series......... $10,358,777,957
            The DFA International Value Series......   7,750,249,813
            The Japanese Small Company Series.......   2,422,273,542
            The Asia Pacific Small Company Series...   1,591,852,861
            The United Kingdom Small Company Series.   1,433,229,877
            The Continental Small Company Series....   2,848,992,025

          The Canadian Small Company Series............ 1,048,932,121
          The Emerging Markets Series.................. 2,931,263,081
          The Emerging Markets Small Cap Series........ 4,244,744,122
          The Tax-Managed U.S. Marketwide Value Series. 2,815,947,881
          The DFA Short Term Investment Fund...........            XX

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: March 26, 2014

By:  /s/ David R. Martin
     -----------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date: March 26, 2014